UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

February 28, 2014

Columbia Balanced Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Balanced Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	28
Statement of Operations	30
Statement of Changes in Net Assets	31
Financial Highlights	34
Notes to Financial Statements	43
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Balanced Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Balanced Fund (the Fund) Class A shares returned 9.94% excluding sales charges for the six months ended February 28, 2014.

>  The Fund's benchmarks, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index, returned 15.07% and 2.84%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		9.94	16.43	17.27	7.46
Including sales charges		3.62	9.73	15.89	6.82
Class B	11/01/02
Excluding sales charges		9.52	15.56	16.38	6.64
Including sales charges		4.52	10.56	16.16	6.64
Class C	10/13/03
Excluding sales charges		9.52	15.56	16.37	6.64
Including sales charges		8.52	14.56	16.37	6.64
Class K*	03/07/11	9.99	16.56	17.32	7.48
Class R*	09/27/10	9.80	16.14	16.96	7.18
Class R4*	11/08/12	10.07	16.70	17.54	7.72
Class R5*	03/07/11	10.12	16.82	17.61	7.75
Class Y*	11/08/12	10.16	16.92	17.59	7.74
Class Z	10/01/91	10.09	16.70	17.54	7.71
S&P 500 Index		15.07	25.37	23.00	7.16
Barclays U.S. Aggregate Bond Index		2.84	0.15	5.13	4.56

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Apple, Inc.	2.5
JPMorgan Chase & Co.	2.3
Google, Inc., Class A	2.3
Citigroup, Inc.	2.1
Federal National Mortgage Association 4.000% 03/18/2029 – 03/13/2044	2.0
Procter & Gamble Co. (The)	2.0
Federal Home Loan Mortgage Corp. 3.500% 10/01/2026 – 09/01/2043	1.7
Johnson & Johnson	1.6
Philip Morris International, Inc.	1.6
U.S. Treasury 3.875% 08/15/2040	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Asset-Backed Securities — Non-Agency	0.8
Commercial Mortgage-Backed Securities — Agency	3.9
Commercial Mortgage-Backed Securities — Non-Agency	1.8
Common Stocks	61.6
Consumer Discretionary	7.3
Consumer Staples	7.2
Energy	5.8
Financials	10.4
Health Care	8.6
Industrials	6.8
Information Technology	13.2
Materials	0.8
Telecommunication Services	1.5
Corporate Bonds & Notes	10.0
Foreign Government Obligations	0.6
Inflation-Indexed Bonds	0.6
Money Market Funds	7.7
Municipal Bonds	0.1
Residential Mortgage-Backed Securities — Agency	9.0
Residential Mortgage-Backed Securities — Non-Agency	0.5
Senior Loans	0.1
U.S. Treasury Obligations	3.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Leonard Aplet, CFA

Brian Lavin, CFA

Gregory Liechty

Guy Pope, CFA

Ronald Stahl, CFA

Semiannual Report 2014

Columbia Balanced Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,099.40	1,019.45	5.76	5.54	1.10
Class B	1,000.00	1,000.00	1,095.20	1,015.71	9.66	9.30	1.85
Class C	1,000.00	1,000.00	1,095.20	1,015.71	9.66	9.30	1.85
Class K	1,000.00	1,000.00	1,099.90	1,020.09	5.08	4.89	0.97
Class R	1,000.00	1,000.00	1,098.00	1,018.20	7.06	6.79	1.35
Class R4	1,000.00	1,000.00	1,100.70	1,020.64	4.50	4.33	0.86
Class R5	1,000.00	1,000.00	1,101.20	1,021.24	3.88	3.73	0.74
Class Y	1,000.00	1,000.00	1,101.60	1,021.49	3.62	3.48	0.69
Class Z	1,000.00	1,000.00	1,100.90	1,020.69	4.45	4.28	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 64.6%

Issuer	Shares	Value ($)
Consumer Discretionary 7.7%
Auto Components 1.1%
Delphi Automotive PLC	300,590	20,010,276
Hotels, Restaurants & Leisure 1.5%
ARAMARK Holdings Corp.	257,454	7,249,905
Wynn Resorts Ltd.	45,096	10,935,329
Yum! Brands, Inc.	146,050	10,819,384
Total		29,004,618
Media 4.0%
Comcast Corp., Class A	436,846	22,580,570
DIRECTV(a)	186,967	14,508,639
Discovery Communications, Inc., Class A(a)	152,080	12,671,306
Viacom, Inc., Class B	293,413	25,741,122
Total		75,501,637
Specialty Retail 1.1%
Dick's Sporting Goods, Inc.	89,685	4,813,394
Lowe's Companies, Inc.	185,022	9,256,651
Tiffany & Co.	35,250	3,287,063
Ulta Salon Cosmetics & Fragrance, Inc.(a)	46,205	4,144,126
Total		21,501,234
Total Consumer Discretionary		146,017,765
Consumer Staples 7.5%
Beverages 1.9%
Diageo PLC, ADR	99,789	12,544,475
PepsiCo, Inc.	281,673	22,553,557
Total		35,098,032
Food & Staples Retailing 2.1%
CVS Caremark Corp.	346,520	25,344,473
Walgreen Co.	224,099	15,227,527
Total		40,572,000
Household Products 1.9%
Procter & Gamble Co. (The)	468,344	36,839,939
Tobacco 1.6%
Philip Morris International, Inc.	371,589	30,065,266
Total Consumer Staples		142,575,237
Energy 6.1%
Energy Equipment & Services 1.6%
Cameron International Corp.(a)	168,305	10,781,618

Common Stocks (continued)

Issuer	Shares	Value ($)
Halliburton Co.	355,415	20,258,655
Total		31,040,273
Oil, Gas & Consumable Fuels 4.5%
Canadian Natural Resources Ltd.	357,830	13,103,734
Chevron Corp.	218,196	25,164,545
ConocoPhillips	88,564	5,889,506
Exxon Mobil Corp.	115,607	11,129,486
Kinder Morgan, Inc.	423,274	13,481,277
Newfield Exploration Co.(a)	168,040	4,737,048
Noble Energy, Inc.	165,228	11,361,077
Total		84,866,673
Total Energy		115,906,946
Financials 11.0%
Capital Markets 1.5%
BlackRock, Inc.	44,051	13,428,507
Invesco Ltd.	102,500	3,515,750
State Street Corp.	167,640	11,008,919
Total		27,953,176
Commercial Banks 1.3%
Wells Fargo & Co.	528,431	24,529,767
Diversified Financial Services 6.8%
Bank of America Corp.	1,324,240	21,889,687
Berkshire Hathaway, Inc., Class B(a)	216,235	25,035,688
Citigroup, Inc.	799,862	38,897,289
JPMorgan Chase & Co.	749,428	42,582,499
Total		128,405,163
Insurance 0.9%
Aon PLC	204,032	17,465,139
Real Estate Management & Development 0.5%
Realogy Holdings Corp.(a)	197,260	9,361,960
Total Financials		207,715,205
Health Care 9.1%
Biotechnology 0.9%
Celgene Corp.(a)	104,441	16,788,891
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	474,740	18,885,157
Covidien PLC	301,530	21,695,084
Total		40,580,241

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	362,691	25,943,288
CIGNA Corp.	106,824	8,502,122
Express Scripts Holding Co.(a)	242,594	18,269,754
Total		52,715,164
Pharmaceuticals 3.3%
Johnson & Johnson	328,595	30,270,171
Pfizer, Inc.	573,590	18,417,975
Salix Pharmaceuticals Ltd.(a)	119,910	12,940,687
Total		61,628,833
Total Health Care		171,713,129
Industrials 7.1%
Aerospace & Defense 2.6%
Honeywell International, Inc.	294,653	27,827,029
United Technologies Corp.	181,134	21,196,301
Total		49,023,330
Air Freight & Logistics 0.4%
FedEx Corp.	59,532	7,937,401
Commercial Services & Supplies 0.8%
Tyco International Ltd.	354,801	14,965,506
Electrical Equipment 1.3%
Eaton Corp. PLC	319,911	23,900,551
Industrial Conglomerates 1.4%
General Electric Co.	1,027,210	26,163,039
Professional Services 0.6%
Nielsen Holdings NV	262,797	12,440,810
Total Industrials		134,430,637
Information Technology 13.8%
Communications Equipment 1.3%
Cisco Systems, Inc.	284,910	6,211,038
QUALCOMM, Inc.	246,294	18,543,475
Total		24,754,513
Computers & Peripherals 3.5%
Apple, Inc.	85,750	45,125,080
EMC Corp.	728,655	19,214,633
Hewlett-Packard Co.	82,956	2,478,725
Total		66,818,438

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 4.1%
eBay, Inc.(a)	474,898	27,909,755
Equinix, Inc.(a)	47,110	8,949,016
Google, Inc., Class A(a)	33,979	41,306,571
Total		78,165,342
IT Services 1.4%
MasterCard, Inc., Class A	265,300	20,619,116
Teradata Corp.(a)	148,438	6,816,273
Total		27,435,389
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Corp., Class A	483,545	14,370,957
Skyworks Solutions, Inc.(a)	262,278	9,300,378
Total		23,671,335
Software 2.2%
Electronic Arts, Inc.(a)	330,831	9,458,458
Intuit, Inc.	239,630	18,727,085
Microsoft Corp.	336,629	12,896,257
Nuance Communications, Inc.(a)	24,396	373,015
Total		41,454,815
Total Information Technology		262,299,832
Materials 0.8%
Chemicals 0.7%
Dow Chemical Co. (The)	257,622	12,548,768
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.(a)	134,145	2,520,584
Total Materials		15,069,352
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	572,575	27,243,105
Wireless Telecommunication Services 0.1%
Vodafone Group PLC, ADR	41,494	1,724,913
Total Telecommunication Services		28,968,018
Total Common Stocks (Cost: $900,513,917)		1,224,696,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes 10.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured(b) 04/01/18	11.000%	86,000	83,205
Bombardier, Inc. Senior Unsecured(b) 03/15/20	7.750%	31,000	34,643
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	52,000	56,290
L-3 Communications Corp. 02/15/21	4.950%	1,250,000	1,344,802
TransDigm, Inc. 10/15/20	5.500%	4,000	4,050
07/15/21	7.500%	35,000	38,587
Total			1,561,577
Automotive 0.1%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	28,000	29,190
03/15/21	6.250%	43,000	46,010
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	136,000	149,600
Delphi Corp. 05/15/19	5.875%	35,000	36,794
05/15/21	6.125%	90,000	100,125
Ford Motor Credit Co. LLC Senior Unsecured 01/16/18	2.375%	1,475,000	1,495,361
General Motors Co. Senior Unsecured(b) 10/02/23	4.875%	61,000	63,897
Jaguar Land Rover Automotive PLC(b) 02/01/23	5.625%	19,000	19,855
Schaeffler Finance BV Senior Secured(b) 02/15/19	8.500%	45,000	50,288
Visteon Corp. 04/15/19	6.750%	96,000	101,160
Total			2,092,280
Banking 2.0%
Ally Financial, Inc. 02/15/17	5.500%	54,000	58,995
01/27/19	3.500%	31,000	31,233
03/15/20	8.000%	116,000	143,550
BNP Paribas SA Senior Unsecured 08/20/18	2.700%	2,030,000	2,079,682

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp. Senior Unsecured 04/25/18	6.875%	2,100,000	2,500,808
01/05/21	5.875%	1,100,000	1,285,881
Barclays Bank PLC Senior Unsecured 02/20/19	2.500%	1,800,000	1,819,163
Bear Stearns Companies LLC (The) Senior Unsecured 02/01/18	7.250%	2,920,000	3,497,772
Branch Banking & Trust Co. Senior Unsecured(c) 12/01/16	0.666%	2,000,000	2,002,762
Capital One Financial Corp. Senior Unsecured 07/15/21	4.750%	1,695,000	1,856,706
Citigroup, Inc. Senior Unsecured 05/15/18	6.125%	2,285,000	2,647,193
Goldman Sachs Group, Inc. (The) Senior Unsecured 01/18/18	5.950%	2,300,000	2,627,221
HSBC Holdings PLC Senior Unsecured 04/05/21	5.100%	1,850,000	2,076,127
ING Bank NV Senior Unsecured(b)(c) 09/25/15	1.886%	1,575,000	1,608,776
KeyCorp Senior Unsecured 03/24/21	5.100%	1,075,000	1,205,901
Morgan Stanley 04/01/18	6.625%	2,225,000	2,617,692
PNC Financial Services Group, Inc. (The) Senior Unsecured(c) 11/09/22	2.854%	2,175,000	2,089,527
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	113,000	128,255
The Royal Bank of Scotland PLC 08/24/20	5.625%	1,625,000	1,848,112
U.S. Bank Subordinated Notes(c) 04/29/20	3.778%	2,800,000	2,895,508
Wells Fargo & Co. Subordinated Notes 02/13/23	3.450%	3,000,000	2,934,342
Total			37,955,206

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	64,000	69,440
Nuveen Investments, Inc.(b) Senior Unsecured 10/15/17	9.125%	16,000	16,760
10/15/20	9.500%	68,000	72,590
Total			158,790
Building Materials —%
Allegion US Holding Co., Inc.(b) 10/01/21	5.750%	76,000	79,325
American Builders & Contractors Supply Co., Inc. Senior Unsecured(b) 04/15/21	5.625%	78,000	79,365
Gibraltar Industries, Inc. 02/01/21	6.250%	19,000	20,045
HD Supply, Inc. 07/15/20	7.500%	55,000	60,225
Secured 04/15/20	11.000%	33,000	40,342
Nortek, Inc. 12/01/18	10.000%	10,000	11,025
04/15/21	8.500%	69,000	77,280
Ply Gem Industries, Inc.(b) 02/01/22	6.500%	28,000	28,280
USG Corp.(b) 11/01/21	5.875%	18,000	19,170
Total			415,057
Chemicals 0.2%
Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV(b) 05/01/21	7.375%	45,000	48,656
Celanese U.S. Holdings LLC 06/15/21	5.875%	44,000	47,410
Chemtura Corp. 07/15/21	5.750%	69,000	71,760
Dow Chemical Co. (The) Senior Unsecured 11/01/29	7.375%	1,103,000	1,428,751
Eastman Chemical Co. Senior Unsecured 06/01/17	2.400%	1,650,000	1,693,286
Huntsman International LLC 11/15/20	4.875%	29,000	29,544
03/15/21	8.625%	8,000	9,040

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(b) 02/15/19	5.875%	50,000	51,500
JM Huber Corp. Senior Notes(b) 11/01/19	9.875%	90,000	103,950
Momentive Performance Materials, Inc. Senior Secured 10/15/20	8.875%	80,000	85,600
10/15/20	10.000%	13,000	13,878
Nova Chemicals Corp. Senior Unsecured 11/01/19	8.625%	57,000	62,059
PQ Corp. Secured(b) 05/01/18	8.750%	225,000	248,062
Total			3,893,496
Construction Machinery 0.1%
Ashtead Capital, Inc. Secured(b) 07/15/22	6.500%	23,000	24,898
Case New Holland Industrial, Inc. 12/01/17	7.875%	101,000	118,296
Caterpillar Financial Services Corp. Senior Unsecured 06/01/22	2.850%	1,205,000	1,180,623
Columbus McKinnon Corp. 02/01/19	7.875%	87,000	93,960
H&E Equipment Services, Inc. 09/01/22	7.000%	9,000	9,900
Neff Rental LLC/Finance Corp. Secured(b) 05/15/16	9.625%	102,000	107,100
United Rentals North America, Inc. 05/15/20	7.375%	45,000	50,288
04/15/22	7.625%	32,000	36,360
Secured 07/15/18	5.750%	55,000	58,987
Total			1,680,412
Consumer Cyclical Services —%
ADT Corp. (The) Senior Unsecured(b) 10/15/21	6.250%	38,000	39,995
APX Group, Inc. 12/01/20	8.750%	5,000	5,213
Senior Secured 12/01/19	6.375%	86,000	88,687
APX Group, Inc.(b) 12/01/20	8.750%	33,000	34,320

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Monitronics International, Inc. 04/01/20	9.125%	62,000	66,340
Total			234,555
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured(b) 11/01/17	7.750%	28,000	28,945
Clorox Co. (The) Senior Unsecured 09/15/22	3.050%	775,000	746,692
Libbey Glass, Inc. Senior Secured 05/15/20	6.875%	27,000	29,228
Serta Simmons Holdings LLC Senior Unsecured(b) 10/01/20	8.125%	82,000	89,790
Spectrum Brands, Inc. 03/15/20	6.750%	44,000	47,740
11/15/20	6.375%	56,000	60,760
Springs Window Fashions LLC Senior Secured(b) 06/01/21	6.250%	66,000	67,650
Tempur Sealy International, Inc. 12/15/20	6.875%	37,000	40,515
Total			1,111,320
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes(b) 03/15/18	8.125%	109,000	113,632
Gardner Denver, Inc. Senior Unsecured(b) 08/15/21	6.875%	86,000	87,935
Hamilton Sundstrand Corp. Senior Unsecured(b) 12/15/20	7.750%	82,000	87,740
United Technologies Corp. Senior Unsecured 06/01/22	3.100%	1,550,000	1,554,430
Total			1,843,737
Electric 0.8%
Arizona Public Service Co. Senior Unsecured 04/01/42	4.500%	925,000	931,381
CMS Energy Corp. Senior Unsecured 02/01/20	6.250%	1,450,000	1,715,710

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(b) Senior Secured 02/15/21	7.500%	33,000	36,465
01/15/22	6.000%	7,000	7,420
Commonwealth Edison Co. 1st Mortgage 09/15/17	6.150%	775,000	897,625
DTE Energy Co. Senior Unsecured 04/15/33	6.375%	340,000	410,000
Dominion Resources, Inc. Senior Unsecured 08/15/19	5.200%	1,263,000	1,427,888
FirstEnergy Corp. Senior Unsecured 03/15/23	4.250%	1,350,000	1,324,180
Indiana Michigan Power Co. Senior Unsecured 03/15/37	6.050%	1,100,000	1,250,922
NRG Energy, Inc.(b) 07/15/22	6.250%	109,000	113,224
Nevada Power Co. 08/01/18	6.500%	900,000	1,072,333
PPL Capital Funding, Inc. 06/01/23	3.400%	1,925,000	1,855,192
Pacific Gas & Electric Co. Senior Unsecured 03/01/37	5.800%	1,130,000	1,314,695
Progress Energy, Inc. Senior Unsecured 03/01/31	7.750%	955,000	1,295,088
TransAlta Corp. Senior Unsecured 01/15/15	4.750%	1,360,000	1,404,305
Total			15,056,428
Entertainment —%
AMC Entertainment, Inc. 12/01/20	9.750%	6,000	6,923
Activision Blizzard, Inc.(b) 09/15/21	5.625%	149,000	160,175
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 03/15/21	5.250%	48,000	48,780
Regal Entertainment Group Senior Unsecured(d) 03/15/22	5.750%	13,000	13,292
Total			229,170

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
Waste Management, Inc. 03/11/19	7.375%	1,525,000	1,866,080
Food and Beverage 0.6%
ARAMARK Corp.(b) 03/15/20	5.750%	22,000	23,210
Anheuser-Busch InBev Worldwide, Inc.(c) 07/14/14	0.602%	1,450,000	1,451,683
Bacardi Ltd.(b) 04/01/14	7.450%	95,000	95,558
ConAgra Foods, Inc. Senior Unsecured 09/15/22	3.250%	1,500,000	1,449,932
Darling International, Inc.(b) 01/15/22	5.375%	79,000	81,074
Diageo Capital PLC 04/29/23	2.625%	1,345,000	1,257,517
Diamond Foods, Inc.(b) 03/15/19	7.000%	13,000	13,406
Heineken NV Senior Unsecured(b) 04/01/22	3.400%	1,540,000	1,538,885
Kraft Foods Group, Inc. Senior Unsecured 06/06/22	3.500%	1,500,000	1,508,500
PepsiCo, Inc. Senior Unsecured 03/05/22	2.750%	1,540,000	1,494,602
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	1,840,000	1,886,587
TreeHouse Foods, Inc.(d) 03/15/22	4.875%	13,000	13,228
Total			10,814,182
Gaming —%
Boyd Gaming Corp. 07/01/20	9.000%	12,000	13,140
Caesars Entertainment Operating Co., Inc. Senior Secured 02/15/20	8.500%	44,000	42,240
02/15/20	9.000%	86,000	83,635
MGM Resorts International 03/01/18	11.375%	71,000	92,122
10/01/20	6.750%	8,000	8,840
12/15/21	6.625%	37,000	40,607
PNK Finance Corp.(b) 08/01/21	6.375%	105,000	109,725

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc. Senior Unsecured(b) 11/01/21	5.875%	31,000	30,147
Seminole Tribe of Florida, Inc. Senior Secured(b) 10/01/20	6.535%	51,000	56,100
Seneca Gaming Corp.(b) 12/01/18	8.250%	90,000	96,750
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(b) 06/01/21	6.375%	29,000	28,783
Tunica-Biloxi Gaming Authority Senior Unsecured(b) 11/15/15	9.000%	25,000	21,813
Total			623,902
Gas Distributors 0.1%
Sempra Energy Senior Unsecured 10/01/22	2.875%	1,955,000	1,859,555
Gas Pipelines 0.6%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	86,000	87,720
Crestwood Midstream Partners LP/Corp.(b) 03/01/22	6.125%	27,000	28,215
El Paso LLC Senior Secured 09/15/20	6.500%	138,000	150,888
El Paso Pipeline Partners Operating Co. LLC 11/15/40	7.500%	1,060,000	1,313,727
Enterprise Products Operating LLC 02/01/41	5.950%	1,275,000	1,445,527
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	182,000	196,560
Kinder Morgan Energy Partners LP Senior Unsecured 03/01/44	5.500%	1,540,000	1,554,234
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	74,000	80,198
02/15/23	5.500%	99,000	102,465
07/15/23	4.500%	21,000	20,344
NiSource Finance Corp. 02/15/44	4.800%	1,300,000	1,246,865
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	105,000	113,400
03/01/22	5.875%	39,000	40,560
04/15/23	5.500%	21,000	21,210

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC(b) Senior Secured 02/01/21	5.875%	69,000	70,725
03/15/22	6.250%	9,000	9,270
Southern Natural Gas Co. LLC Senior Unsecured(b) 04/01/17	5.900%	1,100,000	1,243,154
TransCanada PipeLines Ltd. Senior Unsecured(c) 06/30/16	0.927%	1,874,000	1,888,285
Williams Partners LP/Finance Corp. Senior Unsecured 02/01/17	7.250%	1,090,000	1,259,565
Total			10,872,912
Health Care 0.3%
Amsurg Corp. 11/30/20	5.625%	29,000	30,523
Biomet, Inc. 08/01/20	6.500%	123,000	132,686
10/01/20	6.500%	36,000	38,385
CHS/Community Health Systems, Inc. 11/15/19	8.000%	65,000	72,215
CHS/Community Health Systems, Inc.(b) 02/01/22	6.875%	115,000	122,331
Senior Secured 08/01/21	5.125%	14,000	14,490
Cardinal Health, Inc. Senior Unsecured 12/15/20	4.625%	1,325,000	1,449,168
ConvaTec Finance International SA Senior Unsecured PIK(b) 01/15/19	8.250%	32,000	32,960
ConvaTec Healthcare E SA Senior Unsecured(b) 12/15/18	10.500%	123,000	136,837
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	115,000	121,613
Emdeon, Inc. 12/31/19	11.000%	58,000	66,990
Express Scripts Holding Co. 11/15/21	4.750%	1,300,000	1,412,371
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	27,000	29,093
01/31/22	5.875%	18,000	19,260
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	29,000	32,625

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc. 02/15/22	7.500%	78,000	90,480
Senior Secured 02/15/20	6.500%	110,000	124,162
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK(b) 09/01/18	7.375%	9,000	9,315
IMS Health, Inc. Senior Unsecured(b) 11/01/20	6.000%	47,000	50,290
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	40,000	46,400
LifePoint Hospitals, Inc.(b) 12/01/21	5.500%	40,000	41,800
MPH Intermediate Holding Co. 2 Senior Unsecured PIK(b) 08/01/18	8.375%	49,000	51,083
McKesson Corp. Senior Unsecured 03/01/21	4.750%	1,290,000	1,409,254
Physio-Control International, Inc. Senior Secured(b) 01/15/19	9.875%	43,000	48,160
STHI Holding Corp. Secured(b) 03/15/18	8.000%	54,000	57,375
Tenet Healthcare Corp. Senior Secured 06/01/20	4.750%	84,000	86,100
Senior Unsecured 04/01/22	8.125%	125,000	140,000
Tenet Healthcare Corp.(b) Senior Secured 10/01/20	6.000%	30,000	32,475
United Surgical Partners International, Inc. 04/01/20	9.000%	54,000	60,874
Total			5,959,315
Healthcare Insurance 0.1%
Cigna Corp. Senior Unsecured 06/15/20	5.125%	1,300,000	1,459,977
Home Construction —%
Brookfield Residential Properties, Inc. /U.S. Corp.(b) 07/01/22	6.125%	26,000	26,715
D.R. Horton, Inc. 03/01/19	3.750%	50,000	50,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp. 03/01/18	4.500%	70,000	70,875
04/15/20	7.150%	16,000	17,760
04/01/22	7.000%	10,000	10,950
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	33,000	36,382
Standard Pacific Corp. 12/15/21	6.250%	36,000	38,430
Taylor Morrison Communities, Inc./Monarch Communities, Inc.(b)(d) 03/01/24	5.625%	41,000	41,000
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/21	5.250%	40,000	39,600
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured(b) 12/15/21	6.750%	30,000	30,600
Total			362,812
Independent Energy 0.6%
Anadarko Petroleum Corp. Senior Unsecured 09/15/16	5.950%	1,265,000	1,412,972
Antero Resources Finance Corp. 08/01/19	7.250%	11,000	11,825
Antero Resources Finance Corp.(b) 11/01/21	5.375%	36,000	36,810
Athlon Holdings LP/Finance Corp.(b) 04/15/21	7.375%	104,000	110,240
Aurora U.S.A. Oil & Gas, Inc.(b) 04/01/20	7.500%	94,000	104,340
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	67,000	72,193
Chesapeake Energy Corp. 08/15/20	6.625%	155,000	177,087
02/15/21	6.125%	102,000	112,710
03/15/23	5.750%	56,000	60,200
Comstock Resources, Inc. 06/15/20	9.500%	92,000	104,535
Concho Resources, Inc. 01/15/21	7.000%	151,000	166,855
01/15/22	6.500%	19,000	20,781
04/01/23	5.500%	52,000	54,340
Continental Resources, Inc. 10/01/19	8.250%	1,000	1,083
04/01/21	7.125%	53,000	59,956
04/15/23	4.500%	1,410,000	1,460,028
Devon Energy Corp. Senior Unsecured 05/15/17	1.875%	1,450,000	1,469,748

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EP Energy LLC/Everest Acquisition Finance, Inc. 09/01/22	7.750%	31,000	34,953
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%	51,000	58,905
EnCana Corp. Senior Unsecured 11/15/21	3.900%	1,375,000	1,406,160
Halcon Resources Corp. 07/15/20	9.750%	4,000	4,210
05/15/21	8.875%	12,000	12,210
Halcon Resources Corp.(b) 07/15/20	9.750%	19,000	19,998
Kodiak Oil & Gas Corp. 12/01/19	8.125%	42,000	46,725
01/15/21	5.500%	86,000	88,580
02/01/22	5.500%	175,000	179,812
Laredo Petroleum, Inc. 02/15/19	9.500%	110,000	121,825
05/01/22	7.375%	23,000	25,530
Laredo Petroleum, Inc.(b) 01/15/22	5.625%	61,000	61,610
MEG Energy Corp.(b) 03/31/24	7.000%	36,000	37,800
Oasis Petroleum, Inc. 02/01/19	7.250%	89,000	95,675
11/01/21	6.500%	106,000	114,480
01/15/23	6.875%	61,000	66,338
Oasis Petroleum, Inc.(b) 03/15/22	6.875%	23,000	24,955
Parsley Energy LLC/Finance Corp. Senior Unsecured(b) 02/15/22	7.500%	52,000	54,600
QEP Resources, Inc. Senior Unsecured 03/01/21	6.875%	64,000	70,400
RKI Exploration & Production LLC/Finance Corp.(b) 08/01/21	8.500%	11,000	11,825
Range Resources Corp. 06/01/21	5.750%	53,000	56,975
Southwestern Energy Co. 02/01/18	7.500%	770,000	923,774
Whiting Petroleum Corp. 10/01/18	6.500%	5,000	5,281
03/15/21	5.750%	107,000	115,560
Woodside Finance Ltd.(b) 05/10/21	4.600%	1,600,000	1,713,963
Total			10,787,847

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.3%
BP Capital Markets PLC 02/10/24	3.814%	1,940,000	1,961,408
Cenovus Energy, Inc. Senior Unsecured 09/15/23	3.800%	1,510,000	1,503,996
Petro-Canada Senior Unsecured 05/15/18	6.050%	1,175,000	1,364,908
Total			4,830,312
Life Insurance 0.5%
American International Group, Inc. Senior Unsecured 02/15/24	4.125%	2,300,000	2,361,366
Five Corners Funding Trust(b) 11/15/23	4.419%	1,875,000	1,913,325
Hartford Financial Services Group, Inc. (The) Senior Unsecured 03/30/20	5.500%	1,325,000	1,516,096
Lincoln National Corp. Senior Unsecured 07/01/19	8.750%	1,350,000	1,756,062
Metropolitan Life Global Funding I Senior Secured(b) 04/11/22	3.875%	1,500,000	1,554,336
Total			9,101,185
Lodging —%
Choice Hotels International, Inc. 07/01/22	5.750%	32,000	33,760
Hilton Worldwide Finance/Corp.(b) 10/15/21	5.625%	95,000	100,700
Playa Resorts Holding BV Senior Unsecured(b) 08/15/20	8.000%	70,000	75,319
Total			209,779
Media Cable 0.2%
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	50,000	53,875
09/30/22	5.250%	46,000	45,885
CSC Holdings LLC Senior Unsecured 02/15/18	7.875%	22,000	25,575
02/15/19	8.625%	32,000	38,400
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	40,000	45,100

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	35,000	41,212
Cequel Communications Holdings I LLC/ Capital Corp. Senior Unsecured(b) 09/15/20	6.375%	62,000	65,565
DIRECTV Holdings LLC/Financing Co., Inc. 03/01/21	5.000%	1,740,000	1,877,056
DISH DBS Corp. 09/01/19	7.875%	102,000	119,850
07/15/22	5.875%	27,000	28,418
Quebecor Media, Inc. Senior Unsecured 01/15/23	5.750%	58,000	58,725
Time Warner Cable, Inc. 02/01/20	5.000%	1,725,000	1,898,305
Videotron Ltd. 07/15/22	5.000%	38,000	38,475
WaveDivision Escrow LLC/Corp. Senior Unsecured(b) 09/01/20	8.125%	2,000	2,145
Total			4,338,586
Media Non-Cable 0.4%
21st Century Fox America, Inc. 03/15/33	6.550%	1,225,000	1,455,246
AMC Networks, Inc. 07/15/21	7.750%	60,000	68,250
12/15/22	4.750%	25,000	25,125
CBS Outdoor Americas Capital LLC/Corp.(b) 02/15/22	5.250%	10,000	10,250
02/15/24	5.625%	10,000	10,325
Clear Channel Communications, Inc. 02/01/21	14.000%	40,000	39,700
Senior Secured 03/01/21	9.000%	114,000	119,415
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	99,000	107,167
11/15/22	6.500%	92,000	97,980
Hughes Satellite Systems Corp. 06/15/21	7.625%	34,000	38,420
Intelsat Jackson Holdings SA 10/15/20	7.250%	91,000	98,963
Intelsat Luxembourg SA(b) 06/01/21	7.750%	31,000	33,286
06/01/23	8.125%	88,000	95,480
Lamar Media Corp.(b) 01/15/24	5.375%	13,000	13,423

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Partners, Inc.(b) 04/01/20	6.750%	92,000	98,210
NBCUniversal Media LLC 04/01/41	5.950%	1,600,000	1,883,498
Nielsen Finance LLC/Co. 10/01/20	4.500%	184,000	186,300
Reed Elsevier Capital, Inc. 10/15/22	3.125%	1,497,000	1,433,973
TCM Sub LLC(b) 01/15/15	3.550%	955,000	978,727
Thomson Reuters Corp. Senior Unsecured 05/23/43	4.500%	1,000,000	901,381
Univision Communications, Inc.(b) 05/15/21	8.500%	45,000	49,950
Senior Secured 11/01/20	7.875%	34,000	37,740
09/15/22	6.750%	85,000	94,350
05/15/23	5.125%	26,000	26,650
Total			7,903,809
Metals 0.1%
Alpha Natural Resources, Inc. 06/01/19	6.000%	2,000	1,705
06/01/21	6.250%	17,000	14,238
ArcelorMittal Senior Unsecured 03/01/21	6.000%	112,000	120,960
Arch Coal, Inc. Secured(b) 01/15/19	8.000%	36,000	36,360
CONSOL Energy, Inc. 03/01/21	6.375%	4,000	4,240
Calcipar SA Senior Secured(b) 05/01/18	6.875%	43,000	45,741
FMG Resources August 2006 Proprietary Ltd.(b) 11/01/19	8.250%	71,000	78,100
Peabody Energy Corp. 11/15/18	6.000%	67,000	72,527
11/15/21	6.250%	7,000	7,228
Vale Overseas Ltd. 01/23/17	6.250%	1,115,000	1,248,800
Total			1,629,899
Non-Captive Consumer —%
Provident Funding Associates LP/PFG Finance Corp.(b) 06/15/21	6.750%	89,000	87,220

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp. 06/01/20	6.000%	11,000	11,248
10/01/21	7.750%	69,000	76,417
10/01/23	8.250%	30,000	33,450
Total			208,335
Non-Captive Diversified 0.2%
Air Lease Corp. Senior Unsecured 03/01/20	4.750%	97,000	102,093
CIT Group, Inc. Senior Unsecured 08/15/17	4.250%	48,000	50,340
03/15/18	5.250%	50,000	54,250
CIT Group, Inc.(b) Senior Secured 04/01/18	6.625%	69,000	77,711
General Electric Capital Corp. Senior Unsecured 10/17/21	4.650%	3,890,000	4,296,124
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	80,000	96,400
04/15/18	3.875%	3,000	3,086
05/15/19	6.250%	29,000	32,567
12/15/20	8.250%	29,000	35,489
04/15/21	4.625%	5,000	5,050
Total			4,753,110
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	181,000	195,027
Halliburton Co. Senior Unsecured 08/01/23	3.500%	1,800,000	1,802,799
Oil States International, Inc. 01/15/23	5.125%	37,000	41,579
Pacific Drilling SA Senior Secured(b) 06/01/20	5.375%	93,000	94,163
Weatherford International LLC 06/15/37	6.800%	1,250,000	1,442,491
Total			3,576,059
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.(b) 08/01/20	6.000%	28,000	29,540
02/01/22	5.875%	35,000	35,700
Total			65,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry —%
Interline Brands, Inc. 11/15/18	7.500%	122,000	129,381
Unifrax I LLC/Holding Co.(b) 02/15/19	7.500%	39,000	41,243
Total			170,624
Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/19	6.250%	49,000	50,838
Beverage Packaging Holdings (Luxembourg) II SA(b) 12/15/16	5.625%	15,000	15,469
06/15/17	6.000%	11,000	11,440
Plastipak Holdings, Inc. Senior Unsecured(b) 10/01/21	6.500%	77,000	79,695
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	67,000	75,542
Senior Secured 08/15/19	7.875%	74,000	81,770
02/15/21	6.875%	94,000	102,225
Total			416,979
Pharmaceuticals 0.4%
AbbVie, Inc. Senior Unsecured 11/06/22	2.900%	1,500,000	1,448,428
Amgen, Inc. Senior Unsecured 11/15/21	3.875%	1,530,000	1,607,233
Capsugel SA Senior Unsecured PIK(b) 05/15/19	7.000%	17,000	17,688
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b) 12/01/19	9.500%	38,000	42,560
Merck & Co, Inc. Senior Unsecured 05/18/23	2.800%	1,325,000	1,266,635
Novartis Capital Corp. 05/06/24	3.400%	2,400,000	2,404,144
Valeant Pharmaceuticals International, Inc.(b) 07/15/21	7.500%	79,000	90,060
12/01/21	5.625%	15,000	15,900
Valeant Pharmaceuticals International(b) 10/15/20	6.375%	145,000	158,413
Total			7,051,061

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.4%
ACE INA Holdings, Inc. 03/15/18	5.800%	1,000,000	1,147,529
Alliant Holdings, Inc. Senior Unsecured(b) 12/15/20	7.875%	36,000	38,250
CNA Financial Corp. Senior Unsecured 11/15/19	7.350%	1,058,000	1,313,376
HUB International Ltd. Senior Unsecured(b) 10/01/21	7.875%	122,000	128,405
Liberty Mutual Group, Inc.(b) 06/01/21	5.000%	1,670,000	1,783,694
Loews Corp. Senior Unsecured 05/15/23	2.625%	2,300,000	2,115,485
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	625,000	819,127
Total			7,345,866
Railroads 0.1%
CSX Corp. Senior Unsecured 10/30/20	3.700%	1,450,000	1,526,723
Canadian Pacific Railway Co. Senior Unsecured 03/15/23	4.450%	1,325,000	1,401,700
Total			2,928,423
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured 03/01/41	6.500%	800,000	966,198
REITs 0.2%
Boston Properties LP Senior Unsecured 05/15/21	4.125%	1,700,000	1,790,205
CyrusOne LP/Finance Corp. 11/15/22	6.375%	66,000	69,465
DuPont Fabros Technology LP 09/15/21	5.875%	27,000	28,485
Kimco Realty Corp. Senior Unsecured 02/01/18	4.300%	1,235,000	1,336,752

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP Senior Unsecured 02/01/40	6.750%	880,000	1,150,721
Total			4,375,628
Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured 11/01/20	3.875%	1,670,000	1,735,686
Retailers 0.1%
AutoNation, Inc. 02/01/20	5.500%	35,000	37,537
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	34,000	37,825
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(b) 02/15/18	9.000%	26,000	26,650
CVS Pass-Through Trust Pass-Through Certificates(b) 01/10/32	7.507%	320,030	396,486
J. Crew Group, Inc. Senior Unsecured PIK(b) 05/01/19	7.750%	37,000	38,665
Jo-Ann Stores, Inc. Senior Unsecured(b) 03/15/19	8.125%	28,000	29,085
Macy's Retail Holdings, Inc. 07/15/34	6.700%	750,000	907,682
Michaels Stores, Inc.(b) 12/15/20	5.875%	17,000	17,213
Rite Aid Corp. 03/15/20	9.250%	24,000	27,600
06/15/21	6.750%	4,000	4,400
Senior Unsecured 02/15/27	7.700%	25,000	27,188
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	50,000	52,875
Total			1,603,206
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured 02/01/31	7.250%	1,080,000	1,070,926
Technology 0.3%
Alliance Data Systems Corp.(b) 12/01/17	5.250%	59,000	61,802
04/01/20	6.375%	47,000	50,290
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apple, Inc. Senior Unsecured 05/03/23	2.400%	1,570,000	1,451,953
Audatex North America, Inc.(b) 06/15/21	6.000%	50,000	53,375
11/01/23	6.125%	26,000	27,820
Cardtronics, Inc. 09/01/18	8.250%	56,000	60,060
Cisco Systems, Inc. Senior Unsecured(d) 03/04/21	2.900%	465,000	469,113
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	72,000	73,170
04/01/23	5.375%	27,000	27,405
First Data Corp. 01/15/21	12.625%	109,000	130,255
First Data Corp.(b) 08/15/21	11.750%	41,000	43,870
Secured 01/15/21	8.250%	107,000	116,095
Senior Secured 08/15/20	8.875%	100,000	111,250
11/01/20	6.750%	44,000	47,410
Goodman Networks, Inc. Senior Secured(b) 07/01/18	12.375%	37,000	39,313
Hewlett-Packard Co. Senior Unsecured 06/01/21	4.300%	1,550,000	1,622,548
Iron Mountain, Inc. 08/15/23	6.000%	2,000	2,125
NCR Corp.(b) Senior Unsecured 12/15/21	5.875%	32,000	34,240
12/15/23	6.375%	64,000	68,160
NXP BV/Funding LLC(b) 02/15/21	5.750%	47,000	50,055
Nuance Communications, Inc.(b) 08/15/20	5.375%	59,000	58,853
Oracle Corp. Senior Unsecured 04/15/38	6.500%	920,000	1,167,255
VeriSign, Inc. 05/01/23	4.625%	48,000	46,800
Total			5,813,217
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc. 03/15/20	9.750%	38,000	44,080

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC U.S.A. Finance LLC(b) 10/15/37	7.000%	1,095,000	1,366,980
Hertz Corp. (The) 10/15/18	7.500%	78,000	83,363
01/15/21	7.375%	40,000	44,000
LBC Tank Terminals Holding Netherlands BV(b) 05/15/23	6.875%	54,000	57,105
Total			1,595,528
Wireless 0.2%
America Movil SAB de CV 11/15/17	5.625%	570,000	650,370
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	75,000	76,875
NII International Telecom SCA(b) 08/15/19	11.375%	67,000	49,580
Rogers Communications, Inc. 10/01/23	4.100%	1,400,000	1,435,661
SBA Communications Corp. Senior Unsecured 10/01/19	5.625%	7,000	7,332
SBA Telecommunications, Inc. 08/15/19	8.250%	55,000	58,644
07/15/20	5.750%	74,000	77,885
Sprint Communications, Inc. Senior Unsecured 08/15/17	8.375%	6,000	7,028
11/15/21	11.500%	83,000	111,220
Sprint Communications, Inc.(b) 11/15/18	9.000%	122,000	148,840
03/01/20	7.000%	70,000	80,850
Sprint Corp.(b) 09/15/21	7.250%	41,000	44,895
T-Mobile USA, Inc. 04/28/21	6.633%	86,000	93,095
01/15/22	6.125%	18,000	19,012
04/28/22	6.731%	14,000	15,120
04/01/23	6.625%	59,000	63,425
04/28/23	6.836%	18,000	19,485
01/15/24	6.500%	18,000	19,080
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	915,000	896,587
Wind Acquisition Finance SA Senior Secured(b) 04/30/20	6.500%	92,000	101,430
Total			3,976,414

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.6%
AT&T, Inc. Senior Unsecured 02/15/39	6.550%	2,180,000	2,576,117
CenturyLink, Inc. Senior Unsecured 04/01/20	5.625%	48,000	50,160
Deutsche Telekom International Finance BV 03/23/16	5.750%	1,285,000	1,409,771
Embarq Corp. Senior Unsecured 06/01/36	7.995%	965,000	1,028,481
Frontier Communications Corp. Senior Unsecured 03/15/19	7.125%	48,000	53,040
07/01/21	9.250%	28,000	33,110
01/15/23	7.125%	59,000	61,802
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	41,000	47,047
Level 3 Financing, Inc. 04/01/19	9.375%	90,000	100,125
07/01/19	8.125%	25,000	27,500
06/01/20	7.000%	16,000	17,380
07/15/20	8.625%	24,000	26,970
Level 3 Financing, Inc.(b) 01/15/21	6.125%	36,000	38,070
Level 3 Financing, Inc.(b)(c) 01/15/18	3.846%	15,000	15,225
Orange SA 07/08/19	5.375%	1,330,000	1,502,880
PAETEC Holding Corp. 12/01/18	9.875%	78,000	86,385
Telefonica Emisiones SAU 06/20/36	7.045%	1,320,000	1,567,342
Verizon New York, Inc. 04/01/32	7.375%	2,465,000	2,887,923
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	19,000	22,040
Senior Secured 01/01/20	8.125%	61,000	67,252
Total			11,618,620

Total Corporate Bonds & Notes (Cost: $191,946,627)	198,123,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency 9.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)(e) 12/01/36	6.084%	25,311	26,740
08/01/36	2.428%	53,393	56,805
Federal Home Loan Mortgage Corp.(d)(e) 03/13/44	4.000%	14,800,000	15,473,515
Federal Home Loan Mortgage Corp.(e) 06/01/32- 07/01/32	7.000%	636,406	750,715
08/01/32- 03/01/38	6.500%	66,912	75,250
03/01/17- 10/01/39	6.000%	2,830,623	3,137,133
12/01/17- 05/01/40	5.500%	2,889,519	3,152,746
08/01/18- 05/01/41	5.000%	7,534,351	8,210,657
05/01/39- 06/01/41	4.500%	12,359,193	13,260,194
07/01/42- 08/01/43	3.000%	5,861,205	5,690,834
10/01/26- 09/01/43	3.500%	30,794,988	31,325,556
CMO Series 1614 Class MZ 11/15/23	6.500%	27,563	30,655
CMO Series 2735 Class OG 08/15/32	5.000%	6,356	6,365
Federal National Mortgage Association(c)(e) 08/01/34	5.361%	57,361	61,108
08/01/36	2.564%	34,386	36,847
04/01/36	1.925%	40,204	42,764
Federal National Mortgage Association(d)(e) 03/18/29- 03/13/44	3.500%	15,920,000	16,274,642
03/18/29- 03/13/44	4.000%	35,310,000	37,282,583
03/18/29	3.000%	12,335,000	12,768,652
03/13/44	4.500%	10,000,000	10,739,062
Federal National Mortgage Association(e) 03/01/17- 08/01/37	6.500%	890,613	997,402
08/01/18- 02/01/38	5.500%	2,205,389	2,441,729
06/01/31- 08/01/32	7.000%	427,170	501,000
12/01/20- 07/01/23	5.000%	381,411	417,336
09/01/17- 11/01/32	6.000%	725,053	798,708
05/01/40	4.500%	484,471	520,494
09/01/40	4.000%	4,400,886	4,616,162
07/01/27- 08/01/43	3.000%	3,598,158	3,702,486
04/01/26- 10/01/26	3.500%	4,738,574	5,014,304

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)(f) CMO IO Series 2003-71 Class IM 12/25/31	5.500%	59,080	1,880
Federal National Mortgage Association(e)(g) 10/01/40	4.500%	958,448	1,030,252
Government National Mortgage Association(e) 10/15/33	5.500%	392,051	442,157
10/15/31- 05/15/32	7.000%	101,492	114,904
02/15/34	5.000%	280,722	310,064
12/15/37	6.000%	82,605	92,501
02/15/39	4.500%	26,105	28,375
Government National Mortgage Association(e)(f) CMO IO Series 2002-70 Class IC 08/20/32	6.000%	102,354	7,914
Total Residential Mortgage-Backed Securities — Agency (Cost: $177,372,423)			179,440,491
Residential Mortgage-Backed Securities — Non-Agency 0.5%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1(b)(c)(e) 05/26/36	2.656%	1,956,406	1,990,170
SACO I, Inc. CMO Series 1995-1 Class A(b)(c)(e)(h)(i) 09/25/24	0.000%	4,868	1,607
Springleaf Mortgage Loan Trust(b)(c)(e) CMO Series 2012-1A Class A 09/25/57	2.667%	613,372	626,206
CMO Series 2012-2A Class A 10/25/57	2.220%	397,128	399,116
CMO Series 2012-3A Class A 12/25/59	1.570%	1,655,781	1,656,394
CMO Series 2013-1A Class A 06/25/58	1.270%	1,402,042	1,395,931
CMO Series 2013-2A Class A 12/25/65	1.780%	1,232,526	1,229,311
CMO Series 2013-3A Class A 09/25/57	1.870%	2,482,274	2,485,932
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $9,766,384)			9,784,667
Commercial Mortgage-Backed Securities — Agency 4.1%
Federal National Mortgage Association Series 2006-M2 Class A2A(c)(e) 10/25/32	5.271%	2,533,380	2,901,254

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)(e) Series 2010-52 Class AE 06/16/36	4.115%	214,992	218,667
Series 2013-50 Class AH 06/16/39	2.100%	1,978,990	1,990,599
Government National Mortgage Association(e) Series 2009-71 Class A 04/16/38	3.304%	40,229	40,337
Series 2010-159 Class A 01/16/33	2.159%	220,689	221,609
Series 2011-149 Class A 10/16/46	3.000%	1,675,565	1,725,395
Series 2011-16 Class A 11/16/34	2.210%	393,526	395,234
Series 2011-161 Class A 01/16/34	1.738%	2,702,024	2,712,756
Series 2011-31 Class A 12/16/35	2.210%	386,191	389,080
Series 2011-64 Class AD 11/16/38	2.700%	183,871	185,481
Series 2011-78 Class A 08/16/34	2.250%	2,233,197	2,250,028
Series 2012-111 Class AC 04/16/47	2.211%	1,314,611	1,324,325
Series 2012-25 Class A 11/16/42	2.575%	3,355,863	3,398,620
Series 2012-45 Class A 03/16/40	2.830%	931,977	952,450
Series 2012-55 Class A 08/16/33	1.704%	1,378,894	1,379,207
Series 2012-58 Class A 01/16/40	2.500%	1,038,417	1,062,600
Series 2012-79 Class A 04/16/39	1.800%	1,077,525	1,072,008
Series 2012-9 Class A 05/16/39	3.220%	933,309	958,682
Series 2013-105 Class A 02/16/37	1.705%	4,886,559	4,870,727
Series 2013-118 Class AB 06/16/36	2.000%	2,697,478	2,704,564
Series 2013-12 Class A 10/16/42	1.410%	2,198,142	2,172,054
Series 2013-126 Class AB 04/16/38	1.540%	2,986,157	2,976,670
Series 2013-138 Class A 08/16/35	2.150%	2,531,461	2,542,837
Series 2013-146 Class AH 08/16/40	2.000%	3,205,004	3,205,373
Series 2013-17 Class AH 10/16/43	1.558%	1,671,246	1,657,022
Series 2013-179 Class A 07/16/37	1.800%	2,968,957	2,951,384
Series 2013-194 Class AB 05/16/38	2.250%	2,190,840	2,205,132
Series 2013-2 Class AB 12/16/42	1.600%	1,636,979	1,627,216

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-30 Class A 05/16/42	1.500%	2,939,586	2,904,655
Series 2013-32 Class AB 01/16/42	1.900%	3,263,330	3,248,965
Series 2013-33 Class A 07/16/38	1.061%	4,292,059	4,219,854
Series 2013-40 Class A 10/16/41	1.511%	1,896,722	1,881,478
Series 2013-57 Class A 06/16/37	1.350%	4,854,746	4,804,131
Series 2013-61 Class A 01/16/43	1.450%	2,218,562	2,188,227
Series 2013-73 Class AE 01/16/39	1.350%	1,087,355	1,063,539
Series 2013-78 Class AB 07/16/39	1.624%	2,254,394	2,231,757
Government National Mortgage Association(e)(i) Series 2014-24 Class AB 07/16/38	2.100%	5,705,000	5,776,313
Total Commercial Mortgage-Backed Securities — Agency (Cost: $78,913,151)			78,410,230
Commercial Mortgage-Backed Securities — Non-Agency 1.9%
Americold 2010 LLC Trust Series 2010-ARTA Class A1(b)(e) 01/14/29	3.847%	334,148	359,169
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4(e) 07/10/46	5.634%	3,465,000	3,763,828
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class A4(e) 07/10/43	4.668%	375,000	390,976
Bear Stearns Commercial Mortgage Securities Trust(c)(e) Series 2005-T20 Class A4A 10/12/42	5.137%	1,350,000	1,427,205
Series 2005-T20 Class AAB 10/12/42	5.121%	177,838	179,992
Series 2007-T28 Class A4 09/11/42	5.742%	750,000	849,631
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(e) 10/15/49	5.431%	1,400,000	1,532,273
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(c)(e) 07/15/44	5.219%	880,000	928,981

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Commercial Mortgage Trust Series 2006-C2 Class A2(c)(e) 03/15/39	5.681%	147,712	148,197
DBRR Trust(b)(e) Series 2012-EZ1 Class A 09/25/45	1.393%	495,000	494,229
09/25/45	2.062%	2,195,000	2,198,169
DBUBS Mortgage Trust Series 2011-LC1A Class A3(b)(e) 11/10/46	5.002%	150,000	168,443
GS Mortgage Securities Trust Series 2011-GC3 Class A1(b)(e) 03/10/44	2.331%	238,251	240,569
GS Mortgage Securities Trust Series 2006-GG8 Class A4(e) 11/10/39	5.560%	985,000	1,078,511
General Electric Capital Assurance Co.(b)(c)(e) Series 2003-1 Class A4 05/12/35	5.254%	128,710	133,280
Series 2003-1 Class A5 05/12/35	5.743%	250,000	285,779
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AAB(c)(e) 04/10/37	5.190%	186,446	189,140
JPMorgan Chase Commercial Mortgage Securities Trust(b)(e) Series 2009-IWST Class A2 12/05/27	5.633%	300,000	340,156
Series 2010-C1 Class A1 06/15/43	3.853%	259,299	267,301
Series 2010-CNTR Class A2 08/05/32	4.311%	450,000	480,297
Series 2011-C3 Class A4 02/15/46	4.717%	450,000	496,815
JPMorgan Chase Commercial Mortgage Securities Trust(c)(e) Series 2005-CB11 Class ASB 08/12/37	5.201%	108,420	109,009
Series 2005-LDP3 Class ASB 08/15/42	4.893%	140,870	144,227
Series 2005-LDP4 Class A4 10/15/42	4.918%	947,003	994,373
Series 2005-LDP4 Class ASB 10/15/42	4.824%	72,317	73,343
Series 2005-LDP5 Class A4 12/15/44	5.238%	4,132,061	4,382,646
Series 2006-LDP6 Class ASB 04/15/43	5.490%	51,076	52,338
JPMorgan Chase Commercial Mortgage Securities Trust(e) Series 2005-LDP2 Class A3 07/15/42	4.697%	61,712	62,564

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-LDP2 Class ASB 07/15/42	4.659%	78,311	79,292
Series 2007-CB18 Class A4 06/12/47	5.440%	820,000	903,200
LB-UBS Commercial Mortgage Trust(c)(e) Series 2007-C7 Class A3 09/15/45	5.866%	415,681	473,494
LB-UBS Commercial Mortgage Trust(e) Series 2007-C1 Class AAB 02/15/40	5.403%	49,701	49,747
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4(b)(c)(e) 09/15/47	5.033%	300,000	336,258
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A(b)(c)(e) 08/12/45	5.806%	822,681	900,170
Motel 6 Trust Series 2012-MTL6 Class A1(b)(e) 10/05/25	1.500%	411,452	409,485
Nationslink Funding Corp. Series 1999-LTL1 Class A3(e) 01/22/26	7.104%	45,733	46,709
Wachovia Bank Commercial Mortgage Trust(c)(e) Series 2005- C22 Class AM 12/15/44	5.341%	200,000	213,043
Series 2005-C21 Class A4 10/15/44	5.239%	1,413,175	1,490,778
Series 2006-C24 Class A1A 03/15/45	5.557%	3,979,547	4,295,567
Series 2006-C25 Class A1A 05/15/43	5.722%	2,679,575	2,927,658
Wachovia Bank Commercial Mortgage Trust(e) Series 2005-C18 Class A4 04/15/42	4.935%	1,670,136	1,720,217
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $35,227,458)			35,617,059
Asset-Backed Securities — Non-Agency 0.9%
Ally Master Owner Trust(c) CMO Series 2011-3 Class A1 05/15/16	0.785%	1,275,000	1,276,068
Series 2014-1 Class A1 01/15/19	0.625%	825,000	825,038
American Credit Acceptance Receivables Trust(b) Series 2012-3 Class A 11/15/16	1.640%	206,575	207,571
Series 2013-1 Class A 04/16/18	1.450%	593,373	596,170

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Wholesale Master Note Trust Series 2013-2A Class A(b)(c) 08/15/19	0.755%	1,650,000	1,656,140
CarFinance Capital Auto Trust Series 2013-2A Class A(b) 11/15/17	1.750%	1,095,900	1,096,516
Chesapeake Funding LLC Series 2012-1A Class A(b)(c) 11/07/23	0.908%	1,341,062	1,346,001
Cityscape Home Equity Loan Trust Series 1997-B Class A7(h)(i)(j) 05/25/28	7.410%	22,966	11,483
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(b)(c) 04/26/37	0.615%	56,296	56,061
Diamond Resorts Owner Trust Series 2013-2 Class A(b) 05/20/26	2.270%	1,316,626	1,314,063
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1(c) 12/25/32	4.010%	95,474	96,304
First Investors Auto Owner Trust Series 2013-3A Class A2(b) 09/15/17	0.890%	820,000	820,485
GTP Towers Issuer LLC(b) 02/15/15	4.436%	200,000	204,971
Hertz Vehicle Financing LLC Series 2009-2A Class A2(b) 03/25/16	5.290%	500,000	519,125
Hilton Grand Vacations Trust Series 2013-A Class A(b) 01/25/26	2.280%	1,951,530	1,952,975
KeyCorp Student Loan Trust Series 1999-A Class A2(c) 12/27/29	0.576%	266,265	267,914
Nations Equipment Finance Funding I LLC Series 2013-1A Class A(b) 11/20/16	1.697%	1,088,251	1,088,251
SBA Tower Trust(b) 04/15/40	4.254%	500,000	505,851
SLM Student Loan Trust(b) Series 2012-A Class A2 01/17/45	3.830%	500,000	526,109
SLM Student Loan Trust(b)(c) Series 2011-C Class A1 12/15/23	1.555%	285,870	287,985
SLM Student Loan Trust(c) Series 2004-B Class A2 06/15/21	0.443%	1,008,434	996,458

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust Series 2012-1 Class B 05/16/16	2.720%	400,000	403,336
Sierra Receivables Funding Co. LLC(b) Series 2010-2A Class A 11/20/25	3.840%	50,111	50,423
Series 2010-3A Class A 11/20/25	3.510%	45,593	46,367
Wheels SPV LLC Series 2012-1 Class A2(b) 03/20/21	1.190%	234,714	235,367
Total Asset-Backed Securities — Non-Agency (Cost: $16,303,375)			16,387,032
Inflation-Indexed Bonds 0.6%
United States 0.6%
U.S. Treasury Inflation-Indexed Bond 04/15/16	0.125%	11,466,097	11,855,760
Total Inflation-Indexed Bonds (Cost: $11,734,005)			11,855,760
U.S. Treasury Obligations 3.4%
U.S. Treasury 08/15/40	3.875%	27,771,000	29,480,638
01/15/16	0.375%	1,065,000	1,066,539
03/31/15	2.500%	12,000,000	12,302,340
07/31/18	1.375%	6,000,000	6,015,468
11/15/23	2.750%	16,000,000	16,165,000
Total U.S. Treasury Obligations (Cost: $64,105,079)			65,029,985
Foreign Government Obligations(k) 0.6%
Canada 0.5%
Province of Nova Scotia Senior Unsecured 01/26/17	5.125%	2,940,000	3,297,475
Province of Ontario Senior Unsecured 02/14/18	1.200%	3,325,000	3,294,343
Province of Quebec Senior Unsecured 05/14/18	4.625%	2,915,000	3,278,471
Total			9,870,289

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Foreign Government Obligations(k) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.1%
Pemex Project Funding Master Trust 01/21/21	5.500%	1,800,000	1,962,000
Total Foreign Government Obligations (Cost: $11,579,195)			11,832,289
Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 0.1%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011 03/01/17	5.365%	2,065,000	2,253,906
Total Municipal Bonds (Cost: $2,242,276)			2,253,906
Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan(c)(l) 02/28/19	6.500%	60,859	60,387
Building Materials —%
Ply Gem Industries, Inc. Term Loan(c)(l) 02/01/21	4.000%	6,000	6,010
Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(c)(l) 02/01/20	4.000%	31,760	31,873
Consumer Cyclical Services —%
New Breed, Inc. Term Loan(c)(l) 10/01/19	6.000%	99,824	99,907
Diversified Manufacturing —%
Gardner Denver, Inc.(c)(d)(l) Term Loan 03/08/20	4.250%	17,955	17,872

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gardner Denver, Inc.(c)(l) Term Loan 07/30/20	4.250%	9,265	9,222
Total			27,094
Food and Beverage —%
Diamond Foods, Inc. 1st Lien Term Loan(c)(d)(l) 08/20/18	4.250%	10,000	9,993
New HB Acquisition LLC Tranche B Term Loan(c)(l) 04/09/20	6.750%	37,000	38,434
Total			48,427
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(l) 03/20/20	8.500%	40,000	40,100
Community Health Systems, Inc. Tranche D Term Loan(c)(l) 01/27/21	4.250%	19,000	19,158
U.S. Renal Care, Inc. Tranche B2 1st Lien Term Loan(c)(l) 07/03/19	4.250%	94,054	94,642
United Surgical Partners International, Inc. Tranche B Term Loan(c)(l) 04/03/19	4.750%	19,763	19,879
Total			173,779
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(c)(l) 12/28/20	6.250%	19,000	19,380
Hilton Worldwide Financial LLC Term Loan(c)(l) 10/26/20	3.750%	48,158	48,301
Playa Resorts Holding Term Loan(c)(l) 08/09/19	4.750%	26,932	27,034
Total			94,715
Metals —%
Arch Coal, Inc.(c)(d)(l) Term Loan 05/16/18	6.250%	12,967	12,784
Arch Coal, Inc.(c)(l) Term Loan 05/16/18	6.250%	51,869	51,137
Total			63,921

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Packaging —%
Ardagh Holdings USA, Inc. Tranche B Term Loan(c)(d)(l) 12/17/19	4.000%	19,000	19,071
Exopack Holdings S.A. Term Loan(c)(l) 05/08/19	5.250%	34,000	34,457
Total			53,528
Property & Casualty 0.1%
Asurion LLC(c)(d)(l) 2nd Lien Term Loan 03/03/21	8.500%	90,000	92,813
Tranche B-1 Term Loan 05/24/19	5.000%	15,000	15,021
Asurion LLC(c)(l) Tranche B1 Term Loan 05/24/19	4.500%	66,194	66,289
Lonestar Intermediate Super Holdings LLC Term Loan(c)(l) 09/02/19	11.000%	176,000	179,411
Total			353,534
Retailers —%
Neiman Marcus Group, Inc. (The) Term Loan(c)(l) 10/25/20	5.000%	59,850	60,517
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(c)(l) 08/21/20	5.750%	50,000	51,042
Total			111,559
Technology —%
Applied Systems, Inc.(c)(l) 1st Lien Term Loan 01/25/21	4.250%	6,000	6,038

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
2nd Lien Term Loan 01/24/22	7.500%	7,000	7,145
Blue Coat Systems, Inc. 2nd Lien Term Loan(c)(l) 06/26/20	9.500%	83,000	85,698
ION Trading Technologies SARL 2nd Lien Term Loan(c)(l) 05/22/21	8.250%	76,424	77,188
Triple Point Group Holdings, Inc. 2nd Lien Term Loan(c)(l) 07/10/21	9.250%	22,000	20,075
Total			196,144
Wirelines —%
Integra Telecom Holdings, Inc.(c)(l) 2nd Lien Term Loan 02/21/20	9.750%	8,000	8,202
Tranche B Term Loan 02/22/19	5.250%	23,820	24,034
Total			32,236
Total Senior Loans (Cost: $1,331,957)			1,353,114
Money Market Funds 8.1%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(m)(n)		153,049,861	153,049,861
Total Money Market Funds (Cost: $153,049,861)			153,049,861
Total Investments (Cost: $1,654,085,708)			1,987,833,815
Other Assets & Liabilities, Net			(92,686,229)
Net Assets			1,895,147,586

Investments in Derivatives

Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, securities totaling $355,437 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(110)	USD	(24,186,250)	06/2014	6,644	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $52,826,519 or 2.79% of net assets.

(c)  Variable rate security.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(h)  Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $13,090, representing less than 0.01% of net assets. Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cityscape Home Equity Loan Trust Series 1997-B Class A7 7.410% 05/25/28	06/23/09 - 05/13/11	22,687
SACO I, Inc. CMO Series 1995-1 Class A 0.000% 09/25/24	04/30/99 - 12/20/02	4,641

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $5,789,403, which represents 0.31% of net assets.

(j)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2014, the value of these securities amounted to $11,483, which represents less than 0.01% of net assets.

(k)  Principal and interest may not be guaranteed by the government.

(l)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(n)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	164,611,110	329,426,719	(340,987,968)	153,049,861	68,007	153,049,861

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

PIK  Payment-in-Kind

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	146,017,765	—	—	146,017,765
Consumer Staples	142,575,237	—	—	142,575,237
Energy	115,906,946	—	—	115,906,946
Financials	207,715,205	—	—	207,715,205
Health Care	171,713,129	—	—	171,713,129
Industrials	134,430,637	—	—	134,430,637
Information Technology	262,299,832	—	—	262,299,832
Materials	15,069,352	—	—	15,069,352
Telecommunication Services	28,968,018	—	—	28,968,018
Total Equity Securities	1,224,696,121	—	—	1,224,696,121
Bonds
Corporate Bonds & Notes	—	198,123,300	—	198,123,300
Residential Mortgage-Backed Securities — Agency	—	179,440,491	—	179,440,491
Residential Mortgage-Backed Securities — Non-Agency	—	9,783,060	1,607	9,784,667
Commercial Mortgage-Backed Securities — Agency	—	72,633,917	5,776,313	78,410,230
Commercial Mortgage-Backed Securities — Non-Agency	—	32,924,661	2,692,398	35,617,059
Asset-Backed Securities — Non-Agency	—	15,287,298	1,099,734	16,387,032
Inflation-Indexed Bonds	—	11,855,760	—	11,855,760
U.S. Treasury Obligations	65,029,985	—	—	65,029,985
Foreign Government Obligations	—	11,832,289	—	11,832,289
Municipal Bonds	—	2,253,906	—	2,253,906
Total Bonds	65,029,985	534,134,682	9,570,052	608,734,719
Other
Senior Loans
Food and Beverage	—	9,993	38,434	48,427
Lodging	—	75,335	19,380	94,715
All Other Industries	—	1,209,972	—	1,209,972
Total Other	—	1,295,300	57,814	1,353,114
Mutual Funds
Money Market Funds	153,049,861	—	—	153,049,861
Total Mutual Funds	153,049,861	—	—	153,049,861

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	1,442,775,967	535,429,982	9,627,866	1,987,833,815
Derivatives
Assets
Futures Contracts	6,644	—	—	6,644
Total	1,442,782,611	535,429,982	9,627,866	1,987,840,459

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial and asset backed securities as well as senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
3,190,755	57,164	57,164	3,190,755

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,501,035,847)	$1,834,783,954
Affiliated issuers (identified cost $153,049,861)	153,049,861
Total investments (identified cost $1,654,085,708)	1,987,833,815
Cash	1,544
Receivable for:
Investments sold	23,086,382
Capital shares sold	4,244,489
Dividends	2,195,355
Interest	3,509,778
Reclaims	5,278
Variation margin	3,438
Equity-linked notes (Note 8)	3,921
Prepaid expenses	7,181
Trustees' deferred compensation plan	42,658
Other assets	64,302
Total assets	2,020,998,141
Liabilities
Payable for:
Investments purchased	30,983,250
Investments purchased on a delayed delivery basis	93,218,128
Capital shares purchased	1,217,195
Investment management fees	30,835
Distribution and/or service fees	15,022
Transfer agent fees	221,849
Administration fees	2,795
Plan administration fees	4,399
Compensation of board members	1,944
Chief compliance officer expenses	88
Other expenses	112,392
Trustees' deferred compensation plan	42,658
Total liabilities	125,850,555
Net assets applicable to outstanding capital stock	$1,895,147,586
Represented by
Paid-in capital	$1,551,822,539
Undistributed net investment income	3,068,101
Accumulated net realized gain	6,502,195
Unrealized appreciation (depreciation) on:
Investments	333,748,107
Futures contracts	6,644
Total — representing net assets applicable to outstanding capital stock	$1,895,147,586

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$1,209,884,001
Shares outstanding	34,727,895
Net asset value per share	$34.84
Maximum offering price per share(a)	$36.97
Class B
Net assets	$13,092,312
Shares outstanding	376,755
Net asset value per share	$34.75
Class C
Net assets	$225,900,061
Shares outstanding	6,500,124
Net asset value per share	$34.75
Class K
Net assets	$22,297,776
Shares outstanding	640,759
Net asset value per share	$34.80
Class R
Net assets	$17,220,302
Shares outstanding	494,474
Net asset value per share	$34.83
Class R4
Net assets	$11,779,517
Shares outstanding	335,982
Net asset value per share	$35.06
Class R5
Net assets	$43,699,106
Shares outstanding	1,255,576
Net asset value per share	$34.80
Class Y
Net assets	$13,814,754
Shares outstanding	393,878
Net asset value per share	$35.07
Class Z
Net assets	$337,459,757
Shares outstanding	9,699,326
Net asset value per share	$34.79

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,358,833
Dividends — affiliated issuers	68,007
Interest	7,379,548
Foreign taxes withheld	(23,774)
Total income	17,782,614
Expenses:
Investment management fees	5,186,759
Distribution and/or service fees
Class A	1,381,549
Class B	64,103
Class C	935,476
Class R	37,694
Transfer agent fees
Class A	896,491
Class B	10,406
Class C	151,538
Class K	5,655
Class R	12,223
Class R4	5,886
Class R5	8,798
Class Z	259,449
Administration fees	467,802
Plan administration fees
Class K	31,360
Compensation of board members	28,017
Custodian fees	19,326
Printing and postage fees	73,155
Registration fees	79,068
Professional fees	38,639
Chief compliance officer expenses	410
Other	22,443
Total expenses	9,716,247
Net investment income	8,066,367
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	67,964,829
Foreign currency translations	(163)
Futures contracts	(423,476)
Net realized gain	67,541,190
Net change in unrealized appreciation (depreciation) on:
Investments	85,510,575
Foreign currency translations	(31)
Futures contracts	2,703
Net change in unrealized appreciation (depreciation)	85,513,247
Net realized and unrealized gain	153,054,437
Net increase in net assets resulting from operations	$161,120,804

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)
Operations
Net investment income	$8,066,367	$12,524,115
Net realized gain	67,541,190	82,517,728
Net change in unrealized appreciation (depreciation)	85,513,247	80,334,876
Net increase in net assets resulting from operations	161,120,804	175,376,719
Distributions to shareholders
Net investment income
Class A	(4,752,696)	(8,351,330)
Class B	(8,725)	(35,460)
Class C	(126,927)	(242,901)
Class K	(116,351)	(723,281)
Class R	(46,360)	(52,906)
Class R4	(33,612)	(393)
Class R5	(224,196)	(12,563)
Class Y	(80,004)	(24,253)
Class Z	(1,780,659)	(3,857,154)
Total distributions to shareholders	(7,169,530)	(13,300,241)
Increase (decrease) in net assets from capital stock activity	149,842,354	219,958,671
Total increase in net assets	303,793,628	382,035,149
Net assets at beginning of period	1,591,353,958	1,209,318,809
Net assets at end of period	$1,895,147,586	$1,591,353,958
Undistributed net investment income	$3,068,101	$2,171,264

(a) Class R4 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	5,779,644	194,032,922	8,031,666	246,384,655
Distributions reinvested	128,095	4,280,467	251,262	7,392,506
Redemptions	(2,415,725)	(81,304,419)	(4,492,901)	(135,640,379)
Net increase	3,492,014	117,008,970	3,790,027	118,136,782
Class B shares
Subscriptions	70,832	2,375,747	114,543	3,467,901
Distributions reinvested	233	7,876	1,091	31,219
Redemptions(b)	(79,382)	(2,669,870)	(153,689)	(4,694,705)
Net decrease	(8,317)	(286,247)	(38,055)	(1,195,585)
Class C shares
Subscriptions	2,115,751	71,030,959	2,479,652	75,955,846
Distributions reinvested	3,297	111,637	7,404	211,918
Redemptions	(330,186)	(11,075,703)	(432,191)	(13,108,219)
Net increase	1,788,862	60,066,893	2,054,865	63,059,545
Class K shares
Subscriptions	345,142	11,825,632	596,232	18,179,438
Distributions reinvested	3,522	116,326	24,585	723,231
Redemptions	(1,922,389)	(62,804,735)	(561,650)	(17,176,288)
Net increase (decrease)	(1,573,725)	(50,862,777)	59,167	1,726,381
Class R shares
Subscriptions	167,957	5,670,420	402,466	11,958,332
Distributions reinvested	1,217	40,726	1,666	49,376
Redemptions	(86,852)	(2,939,016)	(89,181)	(2,725,958)
Net increase	82,322	2,772,130	314,951	9,281,750
Class R4 shares
Subscriptions	245,291	8,377,765	148,818	4,719,998
Distributions reinvested	449	15,296	12	369
Redemptions	(19,503)	(665,065)	(39,085)	(1,272,625)
Net increase	226,237	7,727,996	109,745	3,447,742
Class R5 shares
Subscriptions	408,381	13,839,111	944,567	29,428,724
Distributions reinvested	6,712	224,153	404	12,481
Redemptions	(90,970)	(3,081,586)	(14,035)	(452,178)
Net increase	324,123	10,981,678	930,936	28,989,027

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	114,778	3,774,431	316,772	10,174,990
Distributions reinvested	2,383	79,985	192	5,976
Redemptions	(28,633)	(962,142)	(11,614)	(374,587)
Net increase	88,528	2,892,274	305,350	9,806,379
Class Z shares
Subscriptions	1,374,983	46,213,427	3,273,648	98,595,867
Distributions reinvested	44,184	1,471,978	109,662	3,225,831
Redemptions	(1,439,729)	(48,143,968)	(3,777,637)	(115,115,048)
Net decrease	(20,562)	(458,563)	(394,327)	(13,293,350)
Total net increase	4,399,482	149,842,354	7,132,659	219,958,671

(a) Class R4 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$31.83		$28.21		$26.06		$23.29		$22.46		$24.03
Income from investment operations:
Net investment income	0.16		0.28		0.33		0.37		0.35		0.47
Net realized and unrealized gain (loss)	3.00		3.64		2.97		2.79		0.85		(1.52)
Total from investment operations	3.16		3.92		3.30		3.16		1.20		(1.05)
Less distributions to shareholders:
Net investment income	(0.15)		(0.30)		(0.34)		(0.39)		(0.37)		(0.52)
Net realized gains	—		—		(0.81)		—		—		—
Total distributions to shareholders	(0.15)		(0.30)		(1.15)		(0.39)		(0.37)		(0.52)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$34.84		$31.83		$28.21		$26.06		$23.29		$22.46
Total return	9.94%		13.97%		13.14%		13.57%		5.33%		(4.03%)
Ratios to average net assets(b)
Total gross expenses	1.10	%(c)	1.14%		1.16%		1.10%		1.02%		1.04%
Total net expenses(d)	1.10	%(c)	1.13	%(e)	1.11	%(e)	1.03	%(e)	1.02	%(e)	1.04	%(e)
Net investment income	0.97	%(c)	0.91%		1.24%		1.38%		1.47%		2.33%
Supplemental data
Net assets, end of period (in thousands)	$1,209,884		$994,163		$774,214		$657,604		$65,112		$19,152
Portfolio turnover	60	%(f)	141	%(f)	130	%(f)	99%		89%		102%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$31.75		$28.15		$26.00		$23.24		$22.41		$23.99
Income from investment operations:
Net investment income	0.03		0.05		0.13		0.17		0.17		0.32
Net realized and unrealized gain (loss)	2.99		3.63		2.97		2.78		0.85		(1.53)
Total from investment operations	3.02		3.68		3.10		2.95		1.02		(1.21)
Less distributions to shareholders:
Net investment income	(0.02)		(0.08)		(0.14)		(0.19)		(0.19)		(0.37)
Net realized gains	—		—		(0.81)		—		—		—
Total distributions to shareholders	(0.02)		(0.08)		(0.95)		(0.19)		(0.19)		(0.37)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$34.75		$31.75		$28.15		$26.00		$23.24		$22.41
Total return	9.52%		13.12%		12.30%		12.71%		4.56%		(4.82%)
Ratios to average net assets(b)
Total gross expenses	1.85	%(c)	1.89%		1.91%		1.84%		1.77%		1.79%
Total net expenses(d)	1.85	%(c)	1.88	%(e)	1.86	%(e)	1.78	%(e)	1.77	%(e)	1.79	%(e)
Net investment income	0.21	%(c)	0.16%		0.49%		0.64%		0.73%		1.63%
Supplemental data
Net assets, end of period (in thousands)	$13,092		$12,225		$11,910		$14,227		$6,683		$6,934
Portfolio turnover	60	%(f)	141	%(f)	130	%(f)	99%		89%		102%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$31.75		$28.15		$25.99		$23.24		$22.42		$23.99
Income from investment operations:
Net investment income	0.04		0.05		0.13		0.17		0.17		0.31
Net realized and unrealized gain (loss)	2.98		3.63		2.98		2.77		0.84		(1.51)
Total from investment operations	3.02		3.68		3.11		2.94		1.01		(1.20)
Less distributions to shareholders:
Net investment income	(0.02)		(0.08)		(0.14)		(0.19)		(0.19)		(0.37)
Net realized gains	—		—		(0.81)		—		—		—
Total distributions to shareholders	(0.02)		(0.08)		(0.95)		(0.19)		(0.19)		(0.37)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$34.75		$31.75		$28.15		$25.99		$23.24		$22.42
Total return	9.52%		13.12%		12.34%		12.67%		4.51%		(4.77%)
Ratios to average net assets(b)
Total gross expenses	1.85	%(c)	1.89%		1.91%		1.84%		1.77%		1.79%
Total net expenses(d)	1.85	%(c)	1.88	%(e)	1.86	%(e)	1.79	%(e)	1.77	%(e)	1.79	%(e)
Net investment income	0.23	%(c)	0.16%		0.50%		0.62%		0.71%		1.57%
Supplemental data
Net assets, end of period (in thousands)	$225,900		$149,581		$74,771		$48,236		$25,462		$11,014
Portfolio turnover	60	%(f)	141	%(f)	130	%(f)	99%		89%		102%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% and 66% for the years ended August 31, 2013 and 2012, respectively.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class K	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$31.80		$28.18		$26.02		$27.16
Income from investment operations:
Net investment income	0.17		0.31		0.35		0.18
Net realized and unrealized gain (loss)	3.00		3.64		2.98		(1.15	)(b)
Total from investment operations	3.17		3.95		3.33		(0.97)
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)		(0.36)		(0.17)
Net realized gains	—		—		(0.81)		—
Total distributions to shareholders	(0.17)		(0.33)		(1.17)		(0.17)
Net asset value, end of period	$34.80		$31.80		$28.18		$26.02
Total return	9.99%		14.11%		13.26%		(3.59%)
Ratios to average net assets(c)
Total gross expenses	0.97	%(d)	1.01%		1.03%		1.02	%(d)
Total net expenses(e)	0.97	%(d)	1.01%		1.03%		1.02	%(d)(f)
Net investment income	0.99	%(d)	1.02%		1.32%		1.40	%(d)
Supplemental data
Net assets, end of period (in thousands)	$22,298		$70,411		$60,735		$48,799
Portfolio turnover	60	%(g)	141	%(g)	130	%(g)	99%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class R	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$31.82		$28.19		$26.04		$24.62
Income from investment operations:
Net investment income	0.12		0.20		0.27		0.30
Net realized and unrealized gain	3.00		3.65		2.97		1.35
Total from investment operations	3.12		3.85		3.24		1.65
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)		(0.28)		(0.23)
Net realized gains	—		—		(0.81)		—
Total distributions to shareholders	(0.11)		(0.22)		(1.09)		(0.23)
Net asset value, end of period	$34.83		$31.82		$28.19		$26.04
Total return	9.80%		13.73%		12.87%		6.70%
Ratios to average net assets(b)
Total gross expenses	1.35	%(c)	1.39%		1.42%		1.37	%(c)
Total net expenses(d)	1.35	%(c)	1.38	%(e)	1.36	%(e)	1.28	%(c)(e)
Net investment income	0.72	%(c)	0.64%		1.01%		1.20	%(c)
Supplemental data
Net assets, end of period (in thousands)	$17,220		$13,113		$2,740		$457
Portfolio turnover	60	%(f)	141	%(f)	130	%(f)	99%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% and 66% for the years ended August 31,2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$32.03		$28.25
Income from investment operations:
Net investment income	0.22		0.29
Net realized and unrealized gain	3.00		3.76
Total from investment operations	3.22		4.05
Less distributions to shareholders:
Net investment income	(0.19)		(0.27)
Total distributions to shareholders	(0.19)		(0.27)
Net asset value, end of period	$35.06		$32.03
Total return	10.07%		14.40%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.88	%(c)
Total net expenses(d)	0.86	%(c)	0.88	%(c)(e)
Net investment income	1.28	%(c)	1.14	%(c)
Supplemental data
Net assets, end of period (in thousands)	$11,780		$3,515
Portfolio turnover	60	%(f)	141	%(f)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% for the year ended August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class R5	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$31.80		$28.17		$26.02		$27.16
Income from investment operations:
Net investment income	0.22		0.39		0.42		0.24
Net realized and unrealized gain (loss)	2.99		3.64		2.97		(1.18	)(b)
Total from investment operations	3.21		4.03		3.39		(0.94)
Less distributions to shareholders:
Net investment income	(0.21)		(0.40)		(0.43)		(0.20)
Net realized gains	—		—		(0.81)		—
Total distributions to shareholders	(0.21)		(0.40)		(1.24)		(0.20)
Net asset value, end of period	$34.80		$31.80		$28.17		$26.02
Total return	10.12%		14.42%		13.52%		(3.46%)
Ratios to average net assets(c)
Total gross expenses	0.74	%(d)	0.76%		0.78%		0.75	%(d)
Total net expenses(e)	0.74	%(d)	0.76%		0.78%		0.73	%(d)(f)
Net investment income	1.35	%(d)	1.26%		1.57%		1.79	%(d)
Supplemental data
Net assets, end of period (in thousands)	$43,699		$29,617		$15		$13
Portfolio turnover	60	%(g)	141	%(g)	130	%(g)	99%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights (continued)

Class Y	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$32.04		$28.25
Income from investment operations:
Net investment income	0.23		0.34
Net realized and unrealized gain	3.02		3.75
Total from investment operations	3.25		4.09
Less distributions to shareholders:
Net investment income	(0.22)		(0.30)
Total distributions to shareholders	(0.22)		(0.30)
Net asset value, end of period	$35.07		$32.04
Total return	10.16%		14.54%
Ratios to average net assets(b)
Total gross expenses	0.69	%(c)	0.70	%(c)
Total net expenses(d)	0.69	%(c)	0.70	%(c)
Net investment income	1.38	%(c)	1.34	%(c)
Supplemental data
Net assets, end of period (in thousands)	$13,815		$9,784
Portfolio turnover	60	%(e)	141	%(e)

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% for the year ended August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$31.78		$28.17		$26.02		$23.27		$22.43		$24.02
Income from investment operations:
Net investment income	0.20		0.35		0.40		0.43		0.41		0.52
Net realized and unrealized gain (loss)	3.00		3.63		2.96		2.77		0.86		(1.54)
Total from investment operations	3.20		3.98		3.36		3.20		1.27		(1.02)
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)		(0.40)		(0.45)		(0.43)		(0.57)
Net realized gains	—		—		(0.81)		—		—		—
Total distributions to shareholders	(0.19)		(0.37)		(1.21)		(0.45)		(0.43)		(0.57)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$34.79		$31.78		$28.17		$26.02		$23.27		$22.43
Total return	10.09%		14.24%		13.42%		13.78%		5.64%		(3.87%)
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.89%		0.91%		0.83%		0.77%		0.79%
Total net expenses(d)	0.85	%(c)	0.88	%(e)	0.86	%(e)	0.78	%(e)	0.77	%(e)	0.79	%(e)
Net investment income	1.21	%(c)	1.16%		1.49%		1.62%		1.73%		2.62%
Supplemental data
Net assets, end of period (in thousands)	$337,460		$308,945		$284,934		$229,744		$207,526		$192,819
Portfolio turnover	60	%(f)	141	%(f)	130	%(f)	99%		89%		102%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended February 28, 2014 and 65% and 66% for the years ended August 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	6,644	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the year ended February 28, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(423,476)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	2,703

The following table is a summary of the volume of derivative instruments for the year ended February 28, 2014:

Derivative Instrument	Contracts Opened
Futures contracts	945

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhanced defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.60% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class Z	0.16

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 28, 2014, the Fund's total potential future obligation over the life of the Guaranty is $31,885. The liability remaining at February 28, 2014 for non-recurring charges associated with the lease amounted to $19,971 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 28, 2014 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

$1,465,123 for Class A, $793 for Class B and $9,910 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014	Prior to January 1, 2014
Class A	1.20%	1.19%
Class B	1.95	1.94
Class C	1.95	1.94
Class K	1.12	1.11
Class R	1.45	1.44
Class R4	0.95	0.94
Class R5	0.87	0.86
Class Y	0.82	0.81
Class Z	0.95	0.94

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $1,654,086,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$337,052,000
Unrealized depreciation	(3,304,000)
Net unrealized appreciation	$333,748,000

The following capital loss carryforward, determined as of August 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$57,737,726

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $1,150,772,846 and $988,017,886, respectively, for the six months ended February 28, 2014, of which $509,623,083 and $495,437,015, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, affiliated shareholder accounts owned 16.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Lehman Brothers Holdings Inc. Equity-Linked Notes

The Fund holds investments in two equity-linked notes (notes) for which Lehman Brothers Holdings Inc. (Lehman Brothers) is

Semiannual Report 2014

Columbia Balanced Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

the counterparty. The notes (with an aggregate principal amount of $696,000) defaulted as of their respective maturity dates, September 14, 2008 and October 2, 2008. Lehman Brothers filed a Chapter 11 bankruptcy petition on September 15, 2008, and as such, it is likely that the Fund will receive less than the maturity value of the notes, pending the outcome of the bankruptcy proceedings. Based on the bankruptcy proceedings, the Fund recorded receivables aggregating $67,340 based on the estimated amounts recoverable for the notes and recognized realized losses of $628,660. The estimates of the amounts recoverable for the notes are based on the current information regarding the claim provided by the bankruptcy court and any amounts received as payments for the claim, which provide an indication of amounts recoverable through the bankruptcy proceedings. To date, the Fund has received $151,177 on this claim. Any changes to the receivable balances resulting from such adjustments are recorded as a change in unrealized appreciation or depreciation in the Statement of Operations. At February 28, 2014, the value of the receivable balances was approximately $3,921, which represented 0.01% of the Fund's net assets.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

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Semiannual Report 2014

Columbia Balanced Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Balanced Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR120_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Emerging Markets Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Emerging Markets Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Emerging Markets Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Emerging Markets Fund (the Fund) Class A shares returned 11.01% excluding sales charges for the six-month period that ended February 28, 2014.

>  The Fund outperformed the MSCI Emerging Markets Index (Net), which returned 4.77% during the same period.

>  The MSCI EAFE Index (Net), which tracks performance in more developed foreign markets, rose 15.01% for the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		11.01	-2.64	18.28	9.10
Including sales charges		4.60	-8.28	16.87	8.46
Class B*	02/28/13
Excluding sales charges		10.57	-3.34	17.39	8.27
Including sales charges		5.57	-8.18	17.18	8.27
Class C*	09/28/07
Excluding sales charges		10.56	-3.43	17.37	8.27
Including sales charges		9.56	-4.40	17.37	8.27
Class I*	09/27/10	11.32	-2.08	18.70	9.41
Class K*	02/28/13	11.01	-2.49	18.44	9.24
Class R*	09/27/10	10.89	-2.89	17.99	8.81
Class R4*	03/19/13	11.12	-2.40	18.56	9.35
Class R5*	11/08/12	11.19	-2.27	18.59	9.36
Class W*	09/27/10	10.88	-2.66	18.25	9.07
Class Y*	11/08/12	11.37	-2.09	18.64	9.38
Class Z	01/02/98	11.10	-2.40	18.56	9.35
MSCI Emerging Markets Index (Net)		4.77	-6.01	16.88	9.91
MSCI EAFE Index (Net)		15.01	19.28	17.60	6.66

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Emerging Markets Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Samsung Electronics Co., Ltd. (South Korea)	3.8
Tencent Holdings Ltd. (China)	2.3
Naspers Ltd., Class N (South Africa)	2.0
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	1.8
Metropolitan Bank & Trust Co. (Philippines)	1.6
Cemex SAB de CV, ADR (Mexico)	1.3
NovaTek OAO (Russian Federation)	1.3
Sands China Ltd. (Hong Kong)	1.3
PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	1.3
Mail.ru Group Ltd., GDR (Russian Federation)	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2014)
Brazil	6.9
Chile	0.7
China	18.3
Czech Republic	0.5
Hong Kong	2.8
India	8.3
Indonesia	4.0
Malaysia	0.8
Mexico	4.8
Panama	0.4
Peru	1.8
Philippines	3.9
Poland	0.5
Russian Federation	7.5
South Africa	3.8
South Korea	14.9
Taiwan	11.0
Thailand	3.8
Turkey	1.1
United Kingdom	0.6
United States(a)	3.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Dara White, CFA

Jasmine Weili Huang, CFA, CPA (U.S. and China), CFM

Robert Cameron

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Emerging Markets Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at February 28, 2014)
Airlines	0.4
Auto Components	0.9
Automobiles	2.9
Beverages	1.1
Chemicals	2.0
Commercial Banks	13.5
Commercial Services & Supplies	0.3
Construction & Engineering	0.6
Construction Materials	2.3
Diversified Financial Services	1.4
Diversified Telecommunication Services	1.0
Electric Utilities	0.8
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	0.2
Food & Staples Retailing	3.4
Food Products	3.5
Gas Utilities	1.4
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	3.4
Household Durables	1.4
Independent Power Producers & Energy Traders	0.6
Industrial Conglomerates	1.0
Insurance	2.1
Internet & Catalog Retail	1.0
Internet Software & Services	7.3
IT Services	3.4
Leisure Equipment & Products	1.2
Life Sciences Tools & Services	0.6
Machinery	1.5
Media	1.9
Metals & Mining	2.2
Multiline Retail	1.5
Office Electronics	0.3
Oil, Gas & Consumable Fuels	5.5
Personal Products	0.3
Pharmaceuticals	2.4
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	10.1
Software	0.3
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	1.6
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.8
Water Utilities	0.6
Wireless Telecommunication Services	2.5
Money Market Funds	2.9
Total	99.5

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Emerging Markets Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,110.10	1,016.40	9.00	8.60	1.71
Class B	1,000.00	1,000.00	1,105.70	1,012.72	12.86	12.29	2.45
Class C	1,000.00	1,000.00	1,105.60	1,012.67	12.91	12.34	2.46
Class I	1,000.00	1,000.00	1,113.20	1,019.00	6.27	5.99	1.19
Class K	1,000.00	1,000.00	1,110.10	1,017.55	7.79	7.44	1.48
Class R	1,000.00	1,000.00	1,108.90	1,015.16	10.31	9.85	1.96
Class R4	1,000.00	1,000.00	1,111.20	1,017.55	7.79	7.44	1.48
Class R5	1,000.00	1,000.00	1,111.90	1,018.70	6.58	6.29	1.25
Class W	1,000.00	1,000.00	1,108.80	1,016.60	8.78	8.40	1.67
Class Y	1,000.00	1,000.00	1,113.70	1,018.80	6.48	6.19	1.23
Class Z	1,000.00	1,000.00	1,111.00	1,017.65	7.68	7.34	1.46

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
5

Columbia Emerging Markets Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.4%

Issuer	Shares	Value ($)
Brazil 6.1%
AmBev SA, ADR	2,017,390	14,525,208
BRF SA	350,600	6,417,636
Cielo SA	229,660	6,219,601
Hypermarcas SA	676,900	4,194,629
Intl Meal Comp Holdings SA(a)	429,000	2,762,725
Itaú Unibanco Holding SA, ADR	491,051	6,540,799
M. Dias Branco SA	101,700	3,552,289
Mills Estruturas e Servicos de Engenharia SA	809,000	8,867,171
Qualicorp SA(a)	369,600	3,348,035
Raia Drogasil SA	230,800	1,627,092
Ultrapar Participacoes SA	569,700	12,670,799
Vale SA	207,200	2,916,132
Valid Solucoes SA	261,700	3,292,526
Total		76,934,642
Chile 0.7%
SACI Falabella	1,043,559	8,680,487
China 18.2%
58.Com, Inc., ADR(a)	196,901	9,311,448
Anhui Conch Cement Co., Ltd., Class H	3,641,500	13,334,274
ANTA Sports Products Ltd.	1,969,000	3,049,179
Autohome, Inc., ADR(a)	60,646	2,498,615
Baidu, Inc., ADR(a)	29,208	4,992,524
China Mengniu Dairy Co., Ltd.	1,050,000	5,398,719
China Merchants Bank Co., Ltd., Class H	4,461,500	7,856,735
China Merchants Holdings International Co., Ltd.	1,494,000	5,319,090
China Overseas Land & Investment Ltd.	2,896,000	7,804,987
China Pacific Insurance Group Co., Ltd., Class H	2,333,200	8,041,480
China Petroleum & Chemical Corp., Class H	10,204,000	9,032,649
China Vanke Co., Ltd., Class B	2,612,914	3,878,207
Chongqing Changan Automobile Co., Ltd., Class B	1,327,698	2,651,487
CIMC Enric Holdings Ltd.	3,872,000	5,970,724
CNOOC Ltd.	3,030,000	4,960,454
CSPC Pharmaceutical Group Ltd.	6,496,000	5,871,227
ENN Energy Holdings Ltd.	1,824,000	12,930,615
GCL-Poly Energy Holdings Ltd.(a)	27,030,000	10,201,078
Guangdong Investment Ltd.	7,660,000	8,027,038

Common Stocks (continued)

Issuer	Shares	Value ($)
Huaneng Power International, Inc., Class H	7,960,000	7,124,985
Industrial & Commercial Bank of China Ltd., Class H	19,327,000	11,618,883
Li Ning Co., Ltd.(a)	5,480,000	4,224,746
Semiconductor Manufacturing International Corp.(a)	55,351,000	4,787,537
SINA Corp.(a)	71,589	4,891,676
Sino Biopharmaceutical Ltd.	7,548,000	7,041,731
Sinopec Engineering Group Co. Ltd., Class H	5,008,500	6,264,866
Tencent Holdings Ltd.	353,800	28,408,736
Termbray Petro-King Oilfield Services Ltd.(a)	4,910,000	2,234,299
Vipshop Holdings Ltd., ADS(a)	48,566	6,377,687
WuXi PharmaTech (Cayman), Inc. ADR(a)	187,720	7,219,711
Zhuzhou CSR Times Electric Co., Ltd., Class H	3,036,500	9,654,611
Total		230,979,998
Czech Republic 0.5%
Komercni Banka AS	23,986	5,816,374
Hong Kong 2.8%
Galaxy Entertainment Group Ltd.(a)	846,000	8,520,928
Sa Sa International Holdings Ltd.	6,136,000	5,713,548
Sands China Ltd.	1,855,200	15,578,484
Towngas China Co., Ltd.	3,982,000	5,111,704
Total		34,924,664
India 8.3%
Apollo Hospitals Enterprise Ltd.	354,222	5,266,998
Eicher Motors Ltd.	62,055	5,146,520
Glenmark Pharmaceuticals Ltd.	614,832	5,658,910
HCL Technologies Ltd.	534,974	13,599,711
HDFC Bank Ltd., ADR	339,341	11,398,464
ICICI Bank Ltd., ADR	237,920	8,488,986
Just Dial Ltd.(a)	322,124	7,474,558
Lupin Ltd.	714,737	11,480,333
Motherson Sumi Systems Ltd.	3,200,684	11,992,189
Tata Motors Ltd.	1,376,932	9,342,584
Tech Mahindra Ltd.	340,889	10,286,278
TTK Prestige Ltd.	49,108	2,289,557
UPL Ltd.	850,850	2,514,177
Total		104,939,265

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Indonesia 4.0%
PT Ace Hardware Indonesia Tbk	45,194,000	3,118,969
PT Bank Negara Indonesia Persero Tbk	21,268,000	8,368,296
PT Bank Rakyat Indonesia Persero Tbk	19,361,200	15,527,957
PT Bank Tabungan Pensiunan Nasional Tbk(a)	9,394,500	3,424,716
PT Jasa Marga Persero Tbk	9,234,800	4,287,552
PT Matahari Department Store Tbk(a)	4,454,100	5,387,145
PT Nippon Indosari Corpindo Tbk	42,105,000	4,180,061
PT Sumber Alfaria Trijaya Tbk	76,500,000	2,939,013
PT Tower Bersama Infrastructure Tbk(a)	5,742,500	3,093,067
Total		50,326,776
Malaysia 0.8%
Tenaga Nasional Bhd	2,866,700	10,505,178
Mexico 4.8%
Alfa SAB de CV, Class A	5,225,600	12,598,264
Cemex SAB de CV, ADR	1,247,299	16,314,671
Grupo Financiero Banorte SAB de CV, Class O	3,411,600	22,086,674
Grupo Mexico SAB de CV, Class B	3,042,890	9,316,316
Total		60,315,925
Panama 0.4%
Copa Holdings SA, Class A	35,211	4,769,682
Peru 1.8%
Credicorp Ltd.	113,601	14,756,770
Southern Copper Corp.	273,653	8,349,153
Total		23,105,923
Philippines 3.9%
Bloomberry Resorts Corp.(a)	15,108,500	3,080,315
GT Capital Holdings, Inc.	668,560	11,987,371
Metropolitan Bank & Trust Co.	10,339,972	19,034,166
Robinsons Retail Holdings, Inc.(a)	5,143,670	7,703,693
Universal Robina Corp.	2,519,600	7,920,912
Total		49,726,457
Poland 0.5%
Eurocash SA	512,042	6,752,930

Common Stocks (continued)

Issuer	Shares	Value ($)
Russian Federation 7.4%
Gazprom OAO, ADR	1,244,379	9,581,718
Lukoil OAO, ADR	247,925	13,472,245
Magnit OJSC	31,441	7,649,368
Magnit OJSC, GDR(b)	152,002	8,512,112
Mail.ru Group Ltd., GDR(b)	363,371	15,406,930
Mobile Telesystems OJSC, ADR	345,255	5,945,291
NovaTek OAO	1,408,937	16,086,205
Sberbank of Russia(c)	4,395,864	11,129,449
Yandex NV, Class A(a)	164,777	6,179,138
Total		93,962,456
South Africa 3.7%
AVI Ltd.	1,300,257	6,185,979
Clicks Group Ltd.	1,469,085	7,669,952
Discovery Ltd.	539,646	3,981,100
FirstRand Ltd.	1,686,500	5,351,631
Naspers Ltd., Class N	200,002	24,122,638
Total		47,311,300
South Korea 14.4%
Cheil Industries, Inc.	62,576	4,043,047
CJ O Shopping Co., Ltd.	16,932	6,584,121
Duksan Hi-Metal Co., Ltd.(a)	421,872	6,954,190
Hotel Shilla Co., Ltd.	170,531	13,336,750
Hyundai Motor Co.	57,539	13,219,662
Kia Motors Corp.	226,171	11,751,006
LG Uplus Corp.	1,291,660	12,659,447
NAVER Corp.	17,084	13,061,642
OCI Co., Ltd.	39,238	7,626,293
Posco ICT Co., Ltd.	496,899	3,485,448
Samchuly Bicycle Co., Ltd.	246,473	4,152,826
Samsung Electronics Co., Ltd.	32,944	41,733,566
Samsung SDI Co., Ltd.	73,768	10,361,503
Seoul Semiconductor Co., Ltd.	134,158	5,784,348
Sindoh Co., Ltd.	57,792	3,387,606
SK Telecom Co., Ltd.	65,285	13,284,558
Suprema, Inc.(a)	302,478	7,507,693
WeMade Entertainment Co., Ltd.(a)	91,943	3,925,044
Total		182,858,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Taiwan 10.9%
Airtac International Group	552,210	5,660,663
Cathay Financial Holding Co., Ltd.	7,989,000	11,854,560
CTBC Financial Holding Co., Ltd.	19,612,662	12,688,870
Delta Electronics, Inc.	1,932,000	10,805,706
Eclat Textile Co., Ltd.	534,000	6,828,184
Giga Solar Materials Corp.	295,000	6,408,225
Hermes Microvision, Inc.	332,000	12,411,462
Himax Technologies, Inc., ADR	438,399	6,054,290
MediaTek, Inc.	873,000	12,869,557
Merida Industry Co., Ltd.	1,566,000	10,537,458
Merry Electronics Co., Ltd.	1,476,000	8,214,352
St. Shine Optical Co., Ltd.	352,000	9,829,899
Standard Foods Corp.	841,000	2,450,381
Taiwan Semiconductor Manufacturing Co., Ltd.	4,223,048	15,233,815
Tong Hsing Electronic Industries Ltd.	1,290,000	6,799,713
Total		138,647,135
Thailand 3.8%
Advanced Information Service PCL, Foreign Registered Shares	1,490,500	9,664,040
Kasikornbank PCL, Foreign Registered Shares	2,203,500	11,713,867
PTT Global Chemical PCL, Foreign Registered Shares	5,004,300	11,530,009
Robinson Department Store PCL, Foreign Registered Shares	3,600,900	5,255,643
Sino Thai Engineering & Construction PCL, Foreign Registered Shares	3,167,000	1,577,980
Thai Union Frozen Products PCL, Foreign Registered Shares	4,066,100	8,489,657
Total		48,231,196

Common Stocks (continued)

Issuer	Shares	Value ($)
Turkey 1.1%
Anadolu Hayat Emeklilik AS	1,456,673	3,334,811
Arcelik AS	1,459,013	7,822,329
Turk Traktor ve Ziraat Makineleri AS	82,725	2,095,962
Total		13,253,102
United Kingdom 0.6%
Lonmin PLC(a)	1,095,329	5,528,231
Randgold Resources Ltd.	29,451	2,341,088
Total		7,869,319
United States 0.7%
Cognizant Technology Solutions Corp., Class A(a)	83,240	8,661,954
Total Common Stocks (Cost: $1,050,530,799)		1,208,573,513

Preferred Stocks 1.2%

Brazil 0.8%
Alpargatas SA	1,051,600	5,754,143
Petroleo Brasileiro SA	667,900	3,871,100
Total		9,625,243
South Korea 0.4%
Samsung Electronics Co., Ltd.	5,277	5,259,269
Total Preferred Stocks (Cost: $12,632,669)		14,884,512

Money Market Funds 2.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(d)(e)	36,737,948	36,737,948
Total Money Market Funds (Cost: $36,737,948)		36,737,948
Total Investments (Cost: $1,099,901,416)		1,260,195,973
Other Assets & Liabilities, Net		6,740,657
Net Assets		1,266,936,630

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $23,919,042 or 1.89% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $11,129,449, which represents 0.88% of net assets.

(d)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,536,242	252,942,662	(232,740,956)	36,737,948	11,074	36,737,948

Abbreviation Legend

ADR  American Depositary Receipt

ADS  American Depositary Share

GDR  Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Emerging Markets Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	17,820,900	186,774,100	—	204,595,000
Consumer Staples	30,316,854	75,852,777	—	106,169,631
Energy	26,143,043	41,895,326	—	68,038,369
Financials	63,271,693	163,413,459	—	226,685,152
Health Care	10,567,746	45,149,098	—	55,716,844
Industrials	29,527,643	45,977,969	—	75,505,612
Information Technology	48,809,247	250,894,345	—	299,703,592
Materials	36,896,271	46,917,119	—	83,813,390
Telecommunication Services	5,945,291	38,701,112	—	44,646,403
Utilities	—	43,699,520	—	43,699,520
Preferred Stocks
Consumer Discretionary	5,754,143	—	—	5,754,143
Energy	3,871,100	—	—	3,871,100
Information Technology	—	5,259,269	—	5,259,269
Total Equity Securities	278,923,931	944,534,094	—	1,223,458,025
Mutual Funds
Money Market Funds	36,737,948	—	—	36,737,948
Total Mutual Funds	36,737,948	—	—	36,737,948
Total	315,661,879	944,534,094	—	1,260,195,973

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Emerging Markets Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,063,163,468)	$1,223,458,025
Affiliated issuers (identified cost $36,737,948)	36,737,948
Total investments (identified cost $1,099,901,416)	1,260,195,973
Foreign currency (identified cost $1,358,791)	1,358,791
Receivable for:
Investments sold	3,553,191
Capital shares sold	10,758,669
Dividends	1,887,402
Reclaims	82,588
Prepaid expenses	12,135
Trustees' deferred compensation plan	34,220
Other assets	73,919
Total assets	1,277,956,888
Liabilities
Payable for:
Investments purchased	8,959,398
Capital shares purchased	1,523,077
Investment management fees	34,803
Distribution and/or service fees	3,146
Transfer agent fees	165,134
Administration fees	2,638
Plan administration fees	63
Compensation of board members	15,594
Chief compliance officer expenses	58
Other expenses	273,623
Trustees' deferred compensation plan	34,220
Other liabilities	8,504
Total liabilities	11,020,258
Net assets applicable to outstanding capital stock	$1,266,936,630
Represented by
Paid-in capital	$1,136,397,948
Excess of distributions over net investment income	(2,814,515)
Accumulated net realized loss	(26,942,810)
Unrealized appreciation (depreciation) on:
Investments	160,294,557
Foreign currency translations	1,450
Total — representing net assets applicable to outstanding capital stock	$1,266,936,630

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Emerging Markets Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$309,866,292
Shares outstanding	30,622,888
Net asset value per share	$10.12
Maximum offering price per share(a)	$10.74
Class B
Net assets	$7,574,950
Shares outstanding	770,827
Net asset value per share	$9.83
Class C
Net assets	$26,542,487
Shares outstanding	2,696,774
Net asset value per share	$9.84
Class I
Net assets	$204,696,572
Shares outstanding	20,094,924
Net asset value per share	$10.19
Class K
Net assets	$289,048
Shares outstanding	28,492
Net asset value per share	$10.14
Class R
Net assets	$7,117,874
Shares outstanding	706,158
Net asset value per share	$10.08
Class R4
Net assets	$215,250
Shares outstanding	21,039
Net asset value per share	$10.23
Class R5
Net assets	$2,545,402
Shares outstanding	249,714
Net asset value per share	$10.19
Class W
Net assets	$167,586
Shares outstanding	16,573
Net asset value per share	$10.11
Class Y
Net assets	$3,397,385
Shares outstanding	332,218
Net asset value per share	$10.23
Class Z
Net assets	$704,523,784
Shares outstanding	69,321,563
Net asset value per share	$10.16

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Emerging Markets Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$7,975,653
Dividends — affiliated issuers	11,074
Foreign taxes withheld	(806,195)
Total income	7,180,532
Expenses:
Investment management fees	6,553,121
Distribution and/or service fees
Class A	396,114
Class B	42,765
Class C	128,935
Class R	16,751
Class W	35,750
Transfer agent fees
Class A	418,282
Class B	11,277
Class C	34,059
Class K	107
Class R	8,850
Class R4	157
Class R5	507
Class W	37,199
Class Z	933,574
Administration fees	499,227
Plan administration fees
Class K	535
Compensation of board members	23,979
Custodian fees	280,402
Printing and postage fees	78,558
Registration fees	117,393
Professional fees	62,665
Line of credit interest expense	1,048
Chief compliance officer expenses	367
Other	140,702
Total expenses	9,822,324
Net investment loss	(2,641,792)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(7,765,118)
Foreign currency translations	(903,735)
Net realized loss	(8,668,853)
Net change in unrealized appreciation (depreciation) on:
Investments	144,456,716
Foreign currency translations	29,521
Net change in unrealized appreciation (depreciation)	144,486,237
Net realized and unrealized gain	135,817,384
Net increase in net assets resulting from operations	$133,175,592

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Emerging Markets Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)(b)(c)
Operations
Net investment income (loss)	$(2,641,792)	$7,659,031
Net realized loss	(8,668,853)	(6,799,019)
Net change in unrealized appreciation (depreciation)	144,486,237	(92,710,650)
Net increase (decrease) in net assets resulting from operations	133,175,592	(91,850,638)
Distributions to shareholders
Net investment income
Class A	(485,758)	(52,693)
Class C	—	(4,710)
Class I	(1,306,561)	(1,395,035)
Class K	(1,567)	—
Class R	—	(1,660)
Class R4	(592)	—
Class R5	(12,369)	(15)
Class W	(43,241)	(147,818)
Class Y	(19,594)	(16)
Class Z	(2,600,357)	(1,091,744)
Total distributions to shareholders	(4,470,039)	(2,693,691)
Increase (decrease) in net assets from capital stock activity	(65,681,992)	838,326,071
Total increase in net assets	63,023,561	743,781,742
Net assets at beginning of period	1,203,913,069	460,131,327
Net assets at end of period	$1,266,936,630	$1,203,913,069
Undistributed (excess of distributions over) net investment income	$(2,814,515)	$4,297,316

(a) Class K shares are for the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to August 31, 2013.

(c) Class R5 shares and Class Y shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Emerging Markets Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	1,882,200	18,746,712	2,636,881	26,583,598
Fund merger	—	—	32,834,274	343,952,533
Distributions reinvested	47,467	474,197	4,600	47,103
Redemptions	(4,222,549)	(41,800,958)	(3,791,329)	(37,797,872)
Net increase (decrease)	(2,292,882)	(22,580,049)	31,684,426	332,785,362
Class B shares
Subscriptions	13,304	128,902	23,449	233,508
Fund merger	—	—	1,298,485	13,280,157
Redemptions(d)	(222,621)	(2,157,471)	(341,790)	(3,267,161)
Net increase (decrease)	(209,317)	(2,028,569)	980,144	10,246,504
Class C shares
Subscriptions	393,993	3,811,265	474,898	4,689,298
Fund merger	—	—	2,350,220	24,070,065
Distributions reinvested	—	—	434	4,355
Redemptions	(365,670)	(3,531,578)	(474,174)	(4,602,908)
Net increase	28,323	279,687	2,351,378	24,160,810
Class I shares
Subscriptions	2,531,526	25,533,143	535,621	5,294,155
Fund merger	—	—	1,255	13,231
Distributions reinvested	129,997	1,306,471	135,571	1,395,022
Redemptions	(2,645,244)	(26,488,969)	(6,842,882)	(67,045,926)
Net increase (decrease)	16,279	350,645	(6,170,435)	(60,343,518)
Class K shares
Subscriptions	30	299	267	2,768
Fund merger	—	—	56,204	589,942
Distributions reinvested	155	1,558	—	—
Redemptions	(26,932)	(264,742)	(1,232)	(12,270)
Net increase (decrease)	(26,747)	(262,885)	55,239	580,440
Class R shares
Subscriptions	200,893	1,983,831	180,415	1,796,815
Fund merger	—	—	604,088	6,305,185
Distributions reinvested	—	—	162	1,653
Redemptions	(139,360)	(1,375,833)	(194,289)	(1,947,977)
Net increase	61,533	607,998	590,376	6,155,676

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Emerging Markets Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R4 shares
Subscriptions	17,960	182,201	4,043	41,531
Distributions reinvested	58	583	—	—
Redemptions	(1,022)	(10,215)	—	—
Net increase	16,996	172,569	4,043	41,531
Class R5 shares
Subscriptions	117,615	1,183,951	157,427	1,641,613
Fund merger	—	—	7,415	78,238
Distributions reinvested	1,225	12,327	—	—
Redemptions	(18,866)	(189,843)	(15,102)	(150,186)
Net increase	99,974	1,006,435	149,740	1,569,665
Class W shares
Subscriptions	457,495	4,599,843	1,198,209	11,876,193
Fund merger	—	—	2,037	21,335
Distributions reinvested	4,328	43,235	14,449	147,809
Redemptions	(3,888,461)	(37,761,595)	(1,239,286)	(12,558,608)
Net decrease	(3,426,638)	(33,118,517)	(24,591)	(513,271)
Class Y shares
Subscriptions	318,121	3,288,642	77,955	746,157
Distributions reinvested	1,940	19,578	—	—
Redemptions	(38,139)	(379,513)	(27,659)	(268,119)
Net increase	281,922	2,928,707	50,296	478,038
Class Z shares
Subscriptions	19,569,568	194,204,359	60,811,078	617,216,504
Fund merger	—	—	294,617	3,095,702
Distributions reinvested	36,241	363,498	64,663	664,735
Redemptions	(20,669,923)	(207,605,870)	(9,939,321)	(97,812,107)
Net increase (decrease)	(1,064,114)	(13,038,013)	51,231,037	523,164,834
Total net increase (decrease)	(6,514,671)	(65,681,992)	80,901,653	838,326,071

(a) Class B shares and Class K shares are for the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to August 31, 2013.

(c) Class R5 shares and Class Y shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(d) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Emerging Markets Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.13		$9.08		$10.01		$11.48		$11.27		$6.42		$14.96
Income from investment operations:
Net investment income (loss)	(0.03)		0.14		0.05		0.05		0.01		(0.01)		0.07
Net realized and unrealized gain (loss)	1.04		(0.05)		(0.55)		(0.95)		1.75		5.00		(6.36)
Total from investment operations	1.01		0.09		(0.50)		(0.90)		1.76		4.99		(6.29)
Less distributions to shareholders:
Net investment income	(0.02)		(0.04)		—		—		(0.09)		(0.14)		—
Net realized gains	—		—		(0.43)		(0.57)		(1.46)		—		(2.26)
Total distributions to shareholders	(0.02)		(0.04)		(0.43)		(0.57)		(1.55)		(0.14)		(2.26)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(b)	0.01
Net asset value, end of period	$10.12		$9.13		$9.08		$10.01		$11.48		$11.27		$6.42
Total return	11.01%		0.98%		(4.80%)		(8.06%)		16.74%		78.17%		(49.44%)
Ratios to average net assets(c)
Total gross expenses	1.71	%(d)(e)	1.76%		2.08	%(d)	2.08	%(e)	1.96	%(e)	1.77	%(e)	2.14	%(f)
Total net expenses(g)	1.71	%(d)(e)	1.75	%(h)	1.92	%(d)(h)	1.87	%(e)(h)	1.65	%(e)(h)	1.74	%(e)(h)	1.96	%(f)(h)
Net investment income (loss)	(0.60	%)(d)	1.42%		1.41	%(d)	0.54%		0.07%		(0.12%)		0.71%
Supplemental data
Net assets, end of period (in thousands)	$309,866		$300,601		$11,177		$12,260		$12,388		$6,362		$917
Portfolio turnover	35%		81%		35%		117%		78%		74%		82%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Emerging Markets Fund

Financial Highlights (continued)

Class B	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$8.89		$10.17
Income from investment operations:
Net investment income (loss)	(0.07)		0.04
Net realized and unrealized gain (loss)	1.01		(1.32)
Total from investment operations	0.94		(1.28)
Net asset value, end of period	$9.83		$8.89
Total return	10.57%		(12.59%)
Ratios to average net assets(b)
Total gross expenses	2.45	%(c)(d)	2.49	%(c)
Total net expenses(e)	2.45	%(c)(d)	2.49	%(c)(f)
Net investment income (loss)	(1.35	%)(c)	0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,575		$8,713
Portfolio turnover	35%		81%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$8.90		$8.89		$9.84		$11.39		$11.21		$6.36		$14.94
Income from investment operations:
Net investment income (loss)	(0.06)		0.05		0.02		(0.03)		(0.07)		(0.09)		0.00	(b)
Net realized and unrealized gain (loss)	1.00		(0.03)		(0.54)		(0.95)		1.73		4.97		(6.33)
Total from investment operations	0.94		0.02		(0.52)		(0.98)		1.66		4.88		(6.33)
Less distributions to shareholders:
Net investment income	—		(0.01)		—		—		(0.02)		(0.03)		—
Net realized gains	—		—		(0.43)		(0.57)		(1.46)		—		(2.26)
Total distributions to shareholders	—		(0.01)		(0.43)		(0.57)		(1.48)		(0.03)		(2.26)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(b)	0.01
Net asset value, end of period	$9.84		$8.90		$8.89		$9.84		$11.39		$11.21		$6.36
Total return	10.56%		0.26%		(5.09%)		(8.86%)		15.92%		76.73%		(49.82%)
Ratios to average net assets(c)
Total gross expenses	2.46	%(d)(e)	2.53%		2.83	%(d)	2.83	%(e)	2.71	%(e)	2.52	%(e)	2.89	%(f)
Total net expenses(g)	2.46	%(d)(e)	2.50	%(h)	2.67	%(d)(h)	2.62	%(e)(h)	2.40	%(e)(h)	2.49	%(e)(h)	2.71	%(f)(h)
Net investment income (loss)	(1.34	%)(d)	0.49%		0.65	%(d)	(0.27%)		(0.62%)		(0.86%)		(0.01%)
Supplemental data
Net assets, end of period (in thousands)	$26,542		$23,756		$2,820		$2,879		$2,100		$1,540		$242
Portfolio turnover	35%		81%		35%		117%		78%		74%		82%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,			Year Ended March 31,
Class I	(Unaudited)		2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.21		$9.13	$10.04		$11.48		$11.71
Income from investment operations:
Net investment income (loss)	(0.00	)(c)	0.08	0.07		0.06		(0.01)
Net realized and unrealized gain (loss)	1.04		0.06 (d)	(0.55)		(0.93)		0.88
Total from investment operations	1.04		0.14	(0.48)		(0.87)		0.87
Less distributions to shareholders:
Net investment income	(0.06)		(0.06)	—		—		(0.10)
Net realized gains	—		—	(0.43)		(0.57)		(1.00)
Total distributions to shareholders	(0.06)		(0.06)	(0.43)		(0.57)		(1.10)
Net asset value, end of period	$10.19		$9.21	$9.13		$10.04		$11.48
Total return	11.32%		1.47%	(4.58%)		(7.79%)		7.75%
Ratios to average net assets(e)
Total gross expenses	1.19	%(f)(g)	1.37%	1.53	%(f)	1.56	%(g)	1.59	%(f)(g)
Total net expenses(h)	1.19	%(f)(g)	1.29%	1.48	%(f)	1.51	%(g)	1.33	%(f)(g)
Net investment income (loss)	(0.08	%)(f)	0.75%	1.86	%(f)	0.65%		(0.09	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$204,697		$184,937	$239,618		$214,524		$104,595
Portfolio turnover	35%		81%	35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Emerging Markets Fund

Financial Highlights (continued)

Class K	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.17		$10.44
Income from investment operations:
Net investment income (loss)	(0.02)		0.11
Net realized and unrealized gain (loss)	1.03		(1.38)
Total from investment operations	1.01		(1.27)
Less distributions to shareholders:
Net investment income	(0.04)		—
Total distributions to shareholders	(0.04)		—
Net asset value, end of period	$10.14		$9.17
Total return	11.01%		(12.16%)
Ratios to average net assets(b)
Total gross expenses	1.48	%(c)(d)	1.51	%(c)
Total net expenses(e)	1.48	%(c)(d)	1.51	%(c)
Net investment income (loss)	(0.38	%)(c)	2.21	%(c)
Supplemental data
Net assets, end of period (in thousands)	$289		$506
Portfolio turnover	35%		81%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class R	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.09		$9.06		$9.99		$11.49		$11.70
Income from investment operations:
Net investment income (loss)	(0.04)		0.11		0.04		(0.06)		(0.06)
Net realized and unrealized gain (loss)	1.03		(0.05)		(0.54)		(0.87)		0.91
Total from investment operations	0.99		0.06		(0.50)		(0.93)		0.85
Less distributions to shareholders:
Net investment income	—		(0.03)		—		—		(0.06)
Net realized gains	—		—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	—		(0.03)		(0.43)		(0.57)		(1.06)
Net asset value, end of period	$10.08		$9.09		$9.06		$9.99		$11.49
Total return	10.89%		0.67%		(4.81%)		(8.32%)		7.50%
Ratios to average net assets(c)
Total gross expenses	1.96	%(d)(e)	2.02%		2.33	%(d)	2.37	%(e)	2.21	%(d)(e)
Total net expenses(f)	1.96	%(d)(e)	2.00	%(g)	2.17	%(d)(g)	2.20	%(e)(g)	1.91	%(d)(e)(g)
Net investment income (loss)	(0.84	%)(d)	1.09%		1.15	%(d)	(0.58%)		(0.97	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$7,118		$5,863		$491		$514		$2
Portfolio turnover	35%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Emerging Markets Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.24		$10.42
Income from investment operations:
Net investment income (loss)	(0.01)		0.06
Net realized and unrealized gain (loss)	1.04		(1.24)
Total from investment operations	1.03		(1.18)
Less distributions to shareholders:
Net investment income	(0.04)		—
Total distributions to shareholders	(0.04)		—
Net asset value, end of period	$10.23		$9.24
Total return	11.12%		(11.32%)
Ratios to average net assets(b)
Total gross expenses	1.48	%(c)(d)	1.54	%(c)
Total net expenses(e)	1.48	%(c)(d)	1.53	%(c)(f)
Net investment income (loss)	(0.28	%)(c)	1.31	%(c)
Supplemental data
Net assets, end of period (in thousands)	$215		$37
Portfolio turnover	35%		81%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Emerging Markets Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.22		$9.72
Income from investment operations:
Net investment income (loss)	(0.01)		0.13
Net realized and unrealized gain (loss)	1.04		(0.57)
Total from investment operations	1.03		(0.44)
Less distributions to shareholders:
Net investment income	(0.06)		(0.06)
Total distributions to shareholders	(0.06)		(0.06)
Net asset value, end of period	$10.19		$9.22
Total return	11.19%		(4.60%)
Ratios to average net assets(b)
Total gross expenses	1.25	%(c)(d)	1.32	%(c)
Total net expenses(e)	1.25	%(c)(d)	1.29	%(c)
Net investment income (loss)	(0.12	%)(c)	1.65	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,545		$1,381
Portfolio turnover	35%		81%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class W	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.13		$9.07		$10.00		$11.48		$11.70
Income from investment operations:
Net investment income (loss)	(0.03)		0.02		0.05		0.07		(0.02)
Net realized and unrealized gain (loss)	1.02		0.08	(c)	(0.55)		(0.98)		0.88
Total from investment operations	0.99		0.10		(0.50)		(0.91)		0.86
Less distributions to shareholders:
Net investment income	(0.01)		(0.04)		—		—		(0.08)
Net realized gains	—		—		(0.43)		(0.57)		(1.00)
Total distributions to shareholders	(0.01)		(0.04)		(0.43)		(0.57)		(1.08)
Net asset value, end of period	$10.11		$9.13		$9.07		$10.00		$11.48
Total return	10.88%		1.09%		(4.81%)		(8.15%)		7.61%
Ratios to average net assets(d)
Total gross expenses	1.67	%(e)(f)	1.91%		2.09	%(e)	2.09	%(f)	1.95	%(e)(f)
Total net expenses(g)	1.67	%(e)(f)	1.77	%(h)	1.92	%(e)(h)	1.85	%(f)(h)	1.65	%(e)(f)(h)
Net investment income (loss)	(0.68	%)(e)	0.25%		1.41	%(e)	0.73%		(0.41	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$168		$31,426		$31,470		$30,863		$50,623
Portfolio turnover	35%		81%		35%		117%		78%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Emerging Markets Fund

Financial Highlights (continued)

Class Y	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.24		$9.74
Income from investment operations:
Net investment income	(0.00	)(b)	0.09
Net realized and unrealized gain (loss)	1.05		(0.53)
Total from investment operations	1.05		(0.44)
Less distributions to shareholders:
Net investment income	(0.06)		(0.06)
Total distributions to shareholders	(0.06)		(0.06)
Net asset value, end of period	$10.23		$9.24
Total return	11.37%		(4.57%)
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)(e)	1.31	%(d)
Total net expenses(f)	1.23	%(d)(e)	1.31	%(d)
Net investment income	(0.07	%)(d)	1.16	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3,397		$465
Portfolio turnover	35%		81%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Emerging Markets Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.18		$9.11		$10.03		$11.49		$11.26		$6.42		$14.94
Income from investment operations:
Net investment income (loss)	(0.02)		0.09		0.06		0.09		0.06		0.05		0.11
Net realized and unrealized gain (loss)	1.04		0.03	(b)	(0.55)		(0.98)		1.74		4.97		(6.38)
Total from investment operations	1.02		0.12		(0.49)		(0.89)		1.80		5.02		(6.27)
Less distributions to shareholders:
Net investment income	(0.04)		(0.05)		—		—		(0.11)		(0.18)		—
Net realized gains	—		—		(0.43)		(0.57)		(1.46)		—		(2.26)
Total distributions to shareholders	(0.04)		(0.05)		(0.43)		(0.57)		(1.57)		(0.18)		(2.26)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(c)	0.01
Net asset value, end of period	$10.16		$9.18		$9.11		$10.03		$11.49		$11.26		$6.42
Total return	11.10%		1.29%		(4.69%)		(7.96%)		17.16%		78.84%		(49.37%)
Ratios to average net assets(d)
Total gross expenses	1.46	%(e)(f)	1.60%		1.83	%(e)	1.83	%(f)	1.71	%(f)	1.52	%(f)	1.89	%(g)
Total net expenses(h)	1.46	%(e)(f)	1.52	%(i)	1.67	%(e)(i)	1.61	%(f)(i)	1.40	%(f)(i)	1.49	%(f)(i)	1.71	%(g)(i)
Net investment income (loss)	(0.36	%)(e)	0.94%		1.65	%(e)	0.87%		0.52%		0.47%		1.01%
Supplemental data
Net assets, end of period (in thousands)	$704,524		$646,228		$174,554		$206,451		$326,675		$396,849		$237,412
Portfolio turnover	35%		81%		35%		117%		78%		74%		82%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01% for the year ended March 31, 2009.

(h)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Emerging Markets Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are

Semiannual Report 2014
28

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may

Semiannual Report 2014
29

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.10% to 0.66% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 1.01% of the Fund's average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.06% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per

Semiannual Report 2014
30

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.26%
Class B	0.26
Class C	0.26
Class K	0.05
Class R	0.26
Class R4	0.27
Class R5	0.05
Class W	0.26
Class Z	0.26

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 28, 2014, the Fund's total potential future obligation over the life of the Guaranty is $71,619. The liability remaining at February 28, 2014 for non-recurring charges associated with the lease amounted to $42,370 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $156,504 for Class A, $2,101 for Class B and $1,145 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Semiannual Report 2014
31

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through December 31, 2014
Class A	1.78%
Class B	2.53
Class C	2.53
Class I	1.33
Class K	1.63
Class R	2.03
Class R4	1.53
Class R5	1.38
Class W	1.78
Class Y	1.33
Class Z	1.53

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $1,099,901,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$199,950,000
Unrealized depreciation	(39,655,000)
Net unrealized appreciation	$160,295,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $16,184,894 at August 31, 2013 as arising on September 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $442,444,806 and $521,516,609, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder account owned 48.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 22.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other

Semiannual Report 2014
32

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended February 28, 2014, the average daily loan balance outstanding on days when borrowing existed was $6,480,000 at a weighted average interest rate of 1.16%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 9. Fund Merger

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Emerging Markets Opportunity Fund, a series of Columbia Fund Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $608,114,120 and the combined net assets immediately after the acquisition were $999,520,508.

The merger was accomplished by a tax-free exchange of 49,244,644 shares of the acquired fund valued at $391,406,388 (including $26,662,659 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	32,834,274
Class B	1,298,485
Class C	2,350,220
Class I	1,255
Class K	56,204
Class R	604,088
Class R5	7,415
Class W	2,037
Class Z	294,617

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on September 1, 2012, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the year ended August 31, 2013 would have been approximately $6.4 million, $49.3 million, $(103.1) million and $(47.4) million, respectively.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Semiannual Report 2014
33

Columbia Emerging Markets Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
34

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35

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Semiannual Report 2014
36

Columbia Emerging Markets Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia Emerging Markets Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR142_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Contrarian Core Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Contrarian Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	28
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Contrarian Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Contrarian Core Fund (the Fund) Class A shares returned 14.11% excluding sales charges for the six month period ended February 28, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Index, which returned 15.67% for the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		14.11	26.24	23.98	9.16
Including sales charges		7.54	18.95	22.51	8.51
Class B	11/01/98
Excluding sales charges		13.62	25.27	23.05	8.33
Including sales charges		8.62	20.27	22.87	8.33
Class C	12/09/02
Excluding sales charges		13.66	25.29	23.06	8.34
Including sales charges		12.66	24.29	23.06	8.34
Class I*	09/27/10	14.31	26.74	24.45	9.49
Class K*	03/07/11	14.11	26.38	24.13	9.27
Class R*	09/27/10	13.95	25.92	23.71	8.90
Class R4*	11/08/12	14.19	26.51	24.31	9.43
Class R5*	11/08/12	14.28	26.75	24.36	9.45
Class T	02/12/93
Excluding sales charges		14.00	26.14	23.90	9.10
Including sales charges		7.44	18.88	22.45	8.45
Class W*	09/27/10	14.06	26.17	24.00	9.15
Class Y*	11/08/12	14.33	26.80	24.38	9.45
Class Z	12/14/92	14.23	26.50	24.30	9.42
Russell 1000 Index		15.67	26.34	23.63	7.58

Returns for Class A and T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Contrarian Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Apple, Inc.	3.7
JPMorgan Chase & Co.	3.5
Google, Inc., Class A	3.4
Citigroup, Inc.	3.2
Procter & Gamble Co. (The)	3.0
Johnson & Johnson	2.5
Philip Morris International, Inc.	2.5
Honeywell International, Inc.	2.3
eBay, Inc.	2.3
Verizon Communications, Inc.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Common Stocks	98.1
Consumer Discretionary	11.7
Consumer Staples	11.4
Energy	9.3
Financials	16.7
Health Care	13.8
Industrials	10.7
Information Technology	21.0
Materials	1.2
Telecommunication Services	2.3
Money Market Funds	1.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Contrarian Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,141.10	1,019.40	5.93	5.59	1.11
Class B	1,000.00	1,000.00	1,136.20	1,015.66	9.91	9.35	1.86
Class C	1,000.00	1,000.00	1,136.60	1,015.66	9.91	9.35	1.86
Class I	1,000.00	1,000.00	1,143.10	1,021.54	3.63	3.43	0.68
Class K	1,000.00	1,000.00	1,141.10	1,020.04	5.23	4.94	0.98
Class R	1,000.00	1,000.00	1,139.50	1,018.15	7.25	6.84	1.36
Class R4	1,000.00	1,000.00	1,141.90	1,020.64	4.59	4.33	0.86
Class R5	1,000.00	1,000.00	1,142.80	1,021.29	3.90	3.68	0.73
Class T	1,000.00	1,000.00	1,140.00	1,019.15	6.19	5.84	1.16
Class W	1,000.00	1,000.00	1,140.60	1,019.40	5.92	5.59	1.11
Class Y	1,000.00	1,000.00	1,143.30	1,021.49	3.69	3.48	0.69
Class Z	1,000.00	1,000.00	1,142.30	1,020.64	4.59	4.33	0.86

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
4

Columbia Contrarian Core Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Auto Components 1.6%
Delphi Automotive PLC	983,023	65,439,841
Hotels, Restaurants & Leisure 2.4%
ARAMARK Holdings Corp.	849,755	23,929,101
Wynn Resorts Ltd.	149,642	36,286,688
Yum! Brands, Inc.	483,500	35,817,680
Total		96,033,469
Media 6.0%
Comcast Corp., Class A	1,429,208	73,875,762
DIRECTV(a)	618,331	47,982,486
Discovery Communications, Inc., Class A(a)	497,535	41,454,616
Viacom, Inc., Class B	959,933	84,214,922
Total		247,527,786
Specialty Retail 1.7%
Dick's Sporting Goods, Inc.	295,800	15,875,586
Lowe's Companies, Inc.	605,319	30,284,110
Tiffany & Co.	116,452	10,859,149
Ulta Salon Cosmetics & Fragrance, Inc.(a)	152,992	13,721,852
Total		70,740,697
Total Consumer Discretionary		479,741,793
Consumer Staples 11.5%
Beverages 2.8%
Diageo PLC, ADR	329,642	41,439,296
PepsiCo, Inc.	920,465	73,701,632
Total		115,140,928
Food & Staples Retailing 3.3%
CVS Caremark Corp.	1,146,097	83,825,535
Walgreen Co.	742,009	50,419,511
Total		134,245,046
Household Products 3.0%
Procter & Gamble Co. (The)	1,547,592	121,733,587
Tobacco 2.4%
Philip Morris International, Inc.	1,229,506	99,479,331
Total Consumer Staples		470,598,892

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 9.3%
Energy Equipment & Services 2.5%
Cameron International Corp. (a)	556,570	35,653,874
Halliburton Co.	1,162,778	66,278,346
Total		101,932,220
Oil, Gas & Consumable Fuels 6.8%
Canadian Natural Resources Ltd.	1,184,230	43,366,503
Chevron Corp.	721,878	83,254,190
ConocoPhillips	293,511	19,518,482
Exxon Mobil Corp.	382,764	36,848,690
Kinder Morgan, Inc.	1,384,744	44,104,096
Newfield Exploration Co. (a)	551,715	15,552,846
Noble Energy, Inc.	546,537	37,579,884
Total		280,224,691
Total Energy		382,156,911
Financials 16.7%
Capital Markets 2.3%
BlackRock, Inc.	145,949	44,491,093
Invesco Ltd.	335,337	11,502,059
State Street Corp.	553,849	36,371,264
Total		92,364,416
Commercial Banks 2.0%
Wells Fargo & Co.	1,746,928	81,092,398
Diversified Financial Services 10.3%
Bank of America Corp.	4,381,309	72,423,038
Berkshire Hathaway, Inc., Class B (a)	714,813	82,761,049
Citigroup, Inc.	2,642,426	128,501,176
JPMorgan Chase & Co.	2,476,418	140,710,071
Total		424,395,334
Insurance 1.4%
Aon PLC	674,642	57,749,355
Real Estate Management & Development 0.7%
Realogy Holdings Corp. (a)	645,340	30,627,836
Total Financials		686,229,339
Health Care 13.8%
Biotechnology 1.4%
Celgene Corp. (a)	345,824	55,591,208

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Contrarian Core Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	1,571,679	62,521,390
Covidien PLC	984,986	70,869,743
Total		133,391,133
Health Care Providers & Services 4.2%
Cardinal Health, Inc.	1,197,464	85,654,600
CIGNA Corp.	352,790	28,078,556
Express Scripts Holding Co. (a)	792,477	59,681,443
Total		173,414,599
Pharmaceuticals 5.0%
Johnson & Johnson	1,086,576	100,095,381
Pfizer, Inc.	1,895,314	60,858,533
Salix Pharmaceuticals Ltd. (a)	397,474	42,895,394
Total		203,849,308
Total Health Care		566,246,248
Industrials 10.8%
Aerospace & Defense 3.9%
Honeywell International, Inc.	971,889	91,785,197
United Technologies Corp.	590,627	69,115,172
Total		160,900,369
Air Freight & Logistics 0.7%
FedEx Corp.	196,811	26,240,811
Commercial Services & Supplies 1.2%
Tyco International Ltd.	1,172,273	49,446,475
Electrical Equipment 1.9%
Eaton Corp. PLC	1,045,077	78,077,703
Industrial Conglomerates 2.1%
General Electric Co.	3,401,945	86,647,539
Professional Services 1.0%
Nielsen Holdings NV	868,587	41,118,908
Total Industrials		442,431,805
Information Technology 21.1%
Communications Equipment 2.0%
Cisco Systems, Inc.	932,090	20,319,562
QUALCOMM, Inc.	815,328	61,386,045
Total		81,705,607
Computers & Peripherals 5.4%
Apple, Inc.	284,163	149,537,937

Common Stocks (continued)

Issuer	Shares	Value ($)
EMC Corp.	2,405,240	63,426,179
Hewlett-Packard Co.	274,372	8,198,235
Total		221,162,351
Internet Software & Services 6.3%
eBay, Inc. (a)	1,551,365	91,173,721
Equinix, Inc. (a)	156,080	29,648,957
Google, Inc., Class A (a)	112,558	136,831,132
Total		257,653,810
IT Services 2.2%
MasterCard, Inc., Class A	867,980	67,459,406
Teradata Corp. (a)	485,625	22,299,900
Total		89,759,306
Semiconductors & Semiconductor Equipment 1.9%
Broadcom Corp., Class A	1,601,180	47,587,070
Skyworks Solutions, Inc. (a)	870,523	30,868,745
Total		78,455,815
Software 3.3%
Electronic Arts, Inc. (a)	1,080,706	30,897,385
Intuit, Inc.	781,379	61,064,769
Microsoft Corp.	1,114,782	42,707,298
Nuance Communications, Inc. (a)	79,783	1,219,882
Total		135,889,334
Total Information Technology		864,626,223
Materials 1.2%
Chemicals 1.0%
Dow Chemical Co. (The)	853,323	41,565,364
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. (a)	438,870	8,246,367
Total Materials		49,811,731
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.2%
Verizon Communications, Inc.	1,871,849	89,062,555
Wireless Telecommunication Services 0.1%
Vodafone Group PLC, ADR	136,754	5,684,871
Total Telecommunication Services		94,747,426
Total Common Stocks (Cost: $3,056,674,537)		4,036,590,368

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Contrarian Core Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Money Market Funds 1.9%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098% (b)(c)	77,465,574	77,465,574
Total Money Market Funds (Cost: $77,465,574)		77,465,574
Total Investments (Cost: $3,134,140,111)		4,114,055,942
Other Assets & Liabilities, Net		(13,515,677)
Net Assets		4,100,540,265

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	112,456,359	613,538,862	(648,529,647)	77,465,574	37,449	77,465,574

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Contrarian Core Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	479,741,793	—	—	479,741,793
Consumer Staples	470,598,892	—	—	470,598,892
Energy	382,156,911	—	—	382,156,911
Financials	686,229,339	—	—	686,229,339
Health Care	566,246,248	—	—	566,246,248
Industrials	442,431,805	—	—	442,431,805
Information Technology	864,626,223	—	—	864,626,223
Materials	49,811,731	—	—	49,811,731
Telecommunication Services	94,747,426	—	—	94,747,426
Total Equity Securities	4,036,590,368	—	—	4,036,590,368
Mutual Funds
Money Market Funds	77,465,574	—	—	77,465,574
Total Mutual Funds	77,465,574	—	—	77,465,574
Total	4,114,055,942	—	—	4,114,055,942

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Contrarian Core Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,056,674,537)	$4,036,590,368
Affiliated issuers (identified cost $77,465,574)	77,465,574
Total investments (identified cost $3,134,140,111)	4,114,055,942
Receivable for:
Investments sold	74,010,830
Capital shares sold	10,834,703
Dividends	7,124,377
Reclaims	48,110
Prepaid expenses	14,929
Trustees' deferred compensation plan	71,735
Other assets	63,166
Total assets	4,206,223,792
Liabilities
Payable for:
Investments purchased	97,265,118
Capital shares purchased	7,656,107
Investment management fees	67,444
Distribution and/or service fees	16,868
Transfer agent fees	511,153
Administration fees	5,507
Plan administration fees	29
Compensation of board members	6,247
Chief compliance officer expenses	237
Other expenses	83,082
Trustees' deferred compensation plan	71,735
Total liabilities	105,683,527
Net assets applicable to outstanding capital stock	$4,100,540,265
Represented by
Paid-in capital	$2,956,072,791
Undistributed net investment income	6,760,934
Accumulated net realized gain	157,781,082
Unrealized appreciation (depreciation) on:
Investments	979,915,831
Foreign currency translations	9,627
Total — representing net assets applicable to outstanding capital stock	$4,100,540,265

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Contrarian Core Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$1,312,990,817
Shares outstanding	63,869,355
Net asset value per share	$20.56
Maximum offering price per share(a)	$21.81
Class B
Net assets	$15,771,769
Shares outstanding	830,810
Net asset value per share	$18.98
Class C
Net assets	$166,717,824
Shares outstanding	8,767,595
Net asset value per share	$19.02
Class I
Net assets	$472,769,912
Shares outstanding	22,890,071
Net asset value per share	$20.65
Class K
Net assets	$148,932
Shares outstanding	7,208
Net asset value per share	$20.66
Class R
Net assets	$21,347,867
Shares outstanding	1,037,339
Net asset value per share	$20.58
Class R4
Net assets	$76,879,910
Shares outstanding	3,669,248
Net asset value per share	$20.95
Class R5
Net assets	$138,455,361
Shares outstanding	6,613,070
Net asset value per share	$20.94
Class T
Net assets	$144,534,569
Shares outstanding	7,087,632
Net asset value per share	$20.39
Maximum offering price per share(a)	$21.63
Class W
Net assets	$213,693,177
Shares outstanding	10,392,669
Net asset value per share	$20.56

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Contrarian Core Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class Y
Net assets	$1,341,000
Shares outstanding	64,045
Net asset value per share	$20.94
Class Z
Net assets	$1,535,889,127
Shares outstanding	74,307,511
Net asset value per share	$20.67

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Contrarian Core Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$33,466,107
Dividends — affiliated issuers	37,449
Interest	195
Foreign taxes withheld	(77,066)
Total income	33,426,685
Expenses:
Investment management fees	10,965,154
Distribution and/or service fees
Class A	1,374,347
Class B	81,369
Class C	703,243
Class R	43,966
Class T	209,701
Class W	271,248
Transfer agent fees
Class A	1,001,683
Class B	14,801
Class C	128,136
Class K	36
Class R	16,030
Class R4	56,004
Class R5	24,168
Class T	127,207
Class W	196,683
Class Z	1,246,505
Administration fees	908,773
Plan administration fees
Class K	186
Compensation of board members	46,748
Custodian fees	12,518
Printing and postage fees	100,124
Registration fees	139,862
Professional fees	58,827
Chief compliance officer expenses	814
Other	34,700
Total expenses	17,762,833
Net investment income	15,663,852
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	207,880,337
Foreign currency translations	(911)
Net realized gain	207,879,426
Net change in unrealized appreciation (depreciation) on:
Investments	248,317,955
Foreign currency translations	2,635
Net change in unrealized appreciation (depreciation)	248,320,590
Net realized and unrealized gain	456,200,016
Net increase in net assets resulting from operations	$471,863,868

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Contrarian Core Fund

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013(a)
Operations
Net investment income	$15,663,852	$23,038,369
Net realized gain	207,879,426	163,699,736
Net change in unrealized appreciation (depreciation)	248,320,590	360,838,482
Net increase in net assets resulting from operations	471,863,868	547,576,587
Distributions to shareholders
Net investment income
Class A	(5,841,906)	(4,697,565)
Class B	—	(10,684)
Class C	—	(38,746)
Class I	(3,983,330)	(4,850,120)
Class K	(903)	(1,091)
Class R	(50,750)	(32,011)
Class R4	(446,866)	(26)
Class R5	(838,869)	(29)
Class T	(668,549)	(858,582)
Class W	(988,184)	(848,002)
Class Y	(2,200)	(30)
Class Z	(10,086,012)	(9,108,943)
Net realized gains
Class A	(61,235,547)	(701,559)
Class B	(956,604)	(21,731)
Class C	(8,411,180)	(78,810)
Class I	(23,837,970)	(469,252)
Class K	(7,717)	(137)
Class R	(944,794)	(6,918)
Class R4	(3,259,693)	(3)
Class R5	(5,283,994)	(3)
Class T	(7,678,933)	(136,675)
Class W	(10,180,158)	(126,644)
Class Y	(13,169)	(3)
Class Z	(73,572,489)	(1,039,374)
Total distributions to shareholders	(218,289,817)	(23,026,938)
Increase (decrease) in net assets from capital stock activity	546,814,064	678,302,103
Total increase in net assets	800,388,115	1,202,851,752
Net assets at beginning of period	3,300,152,150	2,097,300,398
Net assets at end of period	$4,100,540,265	$3,300,152,150
Undistributed net investment income	$6,760,934	$14,004,651

(a) Class R4, Class R5 and Class Y are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Contrarian Core Fund

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)		Year ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	17,835,141	361,971,733	18,225,919	325,959,827
Distributions reinvested	3,249,498	64,047,614	324,479	5,162,466
Redemptions	(4,892,320)	(98,796,272)	(8,380,115)	(145,663,821)
Net increase	16,192,319	327,223,075	10,170,283	185,458,472
Class B shares
Subscriptions	51,198	960,692	145,178	2,359,331
Distributions reinvested	51,496	938,770	2,140	31,718
Redemptions(b)	(196,142)	(3,674,576)	(413,094)	(6,987,155)
Net decrease	(93,448)	(1,775,114)	(265,776)	(4,596,106)
Class C shares
Subscriptions	2,556,947	47,878,297	3,326,904	55,393,030
Distributions reinvested	365,486	6,673,770	5,851	86,822
Redemptions	(679,967)	(12,646,979)	(810,624)	(13,256,327)
Net increase	2,242,466	41,905,088	2,522,131	42,223,525
Class I shares
Subscriptions	2,370,680	47,183,068	5,432,112	95,439,363
Distributions reinvested	1,406,501	27,820,597	333,287	5,319,260
Redemptions	(2,906,421)	(59,259,771)	(8,200,682)	(149,431,991)
Net increase (decrease)	870,760	15,743,894	(2,435,283)	(48,673,368)
Class K shares
Distributions reinvested	380	7,523	68	1,084
Redemptions	(650)	(13,779)	—	—
Net increase (decrease)	(270)	(6,256)	68	1,084
Class R shares
Subscriptions	479,588	9,648,138	592,089	10,331,746
Distributions reinvested	35,568	702,110	1,626	25,917
Redemptions	(161,845)	(3,263,184)	(195,885)	(3,446,570)
Net increase	353,311	7,087,064	397,830	6,911,093
Class R4 shares
Subscriptions	1,469,754	30,153,988	2,426,298	47,419,859
Distributions reinvested	184,580	3,706,357	—	—
Redemptions	(352,496)	(7,249,409)	(58,888)	(1,158,932)
Net increase	1,301,838	26,610,936	2,367,410	46,260,927
Class R5 shares
Subscriptions	3,451,478	71,438,678	3,760,744	69,564,350
Distributions reinvested	298,379	5,982,494	—	—
Redemptions	(657,470)	(13,377,003)	(240,061)	(4,579,396)
Net increase	3,092,387	64,044,169	3,520,683	64,984,954

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Contrarian Core Fund

Statement of Changes in Net Assets (continued)

	Six months ended February 28, 2014 (Unaudited)		Year ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	118,958	2,332,623	54,026	894,428
Distributions reinvested	294,513	5,757,721	43,186	681,908
Redemptions	(256,957)	(5,185,054)	(713,528)	(12,336,857)
Net increase (decrease)	156,514	2,905,290	(616,316)	(10,760,521)
Class W shares
Subscriptions	2,061,852	41,389,607	9,467,580	165,936,155
Distributions reinvested	566,621	11,168,097	61,220	974,618
Redemptions	(5,511,224)	(112,687,698)	(3,015,039)	(55,117,699)
Net increase (decrease)	(2,882,751)	(60,129,994)	6,513,761	111,793,074
Class Y shares
Subscriptions	68,219	1,418,441	4,041	80,603
Distributions reinvested	756	15,161	—	—
Redemptions	(8,965)	(185,722)	(6)	(100)
Net increase	60,010	1,247,880	4,035	80,503
Class Z shares
Subscriptions	16,722,710	339,425,667	31,221,824	547,326,731
Distributions reinvested	2,505,393	49,606,774	421,303	6,732,416
Redemptions	(13,198,684)	(267,074,409)	(15,316,122)	(269,440,681)
Net increase	6,029,419	121,958,032	16,327,005	284,618,466
Total net increase	27,322,555	546,814,064	38,505,831	678,302,103

(a) Class R4, Class R5 and Class Y are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Contrarian Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$19.15		$15.68		$12.63		$12.61		$11.76		$11.89		$15.51
Income from investment operations:
Net investment income	0.08		0.13		0.11		0.08		0.04		0.08		0.07
Net realized and unrealized gain (loss)	2.57		3.48		3.32		(0.03)		0.87		(0.14)		(2.17)
Total from investment operations	2.65		3.61		3.43		0.05		0.91		(0.06)		(2.10)
Less distributions to shareholders:
Net investment income	(0.11)		(0.12)		(0.07)		(0.03)		(0.06)		(0.07)		(0.05)
Net realized gains	(1.13)		(0.02)		(0.31)		—		—		—		(1.47)
Total distributions to shareholders	(1.24)		(0.14)		(0.38)		(0.03)		(0.06)		(0.07)		(1.52)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$20.56		$19.15		$15.68		$12.63		$12.61		$11.76		$11.89
Total return	14.11%		23.23%		27.59%		0.39%		7.75%		(0.28%)		(15.35%)
Ratios to average net assets(c)
Total gross expenses	1.11	%(d)	1.15%		1.19	%(d)	1.19	%(e)	1.25%		1.28	%(e)	1.24	%(e)
Total net expenses(f)	1.11	%(d)	1.14	%(g)	1.16	%(d)(g)	1.16	%(e)(g)	1.19	%(g)	1.17	%(e)(g)	1.14	%(e)(h)
Net investment income	0.75	%(d)	0.73%		0.82	%(d)	0.56%		0.32%		0.77%		0.53%
Supplemental data
Net assets, end of period (in thousands)	$1,312,991		$913,212		$588,182		$427,039		$111,182		$27,742		$11,187
Portfolio turnover	39%		47%		62%		78%		94%		131%		106%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$17.74		$14.53		$11.74		$11.78		$11.02		$11.14		$14.67
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.00	)(b)	0.01		(0.03)		(0.05)		0.01		(0.03)
Net realized and unrealized gain (loss)	2.37		3.24		3.09		(0.01)		0.81		(0.13)		(2.03)
Total from investment operations	2.37		3.24		3.10		(0.04)		0.76		(0.12)		(2.06)
Less distributions to shareholders:
Net investment income	—		(0.01)		—		—		—		—		—
Net realized gains	(1.13)		(0.02)		(0.31)		—		—		—		(1.47)
Total distributions to shareholders	(1.13)		(0.03)		(0.31)		—		—		—		(1.47)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$18.98		$17.74		$14.53		$11.74		$11.78		$11.02		$11.14
Total return	13.62%		22.32%		26.72%		(0.34%)		6.90%		(1.08%)		(15.96%)
Ratios to average net assets(c)
Total gross expenses	1.86	%(d)	1.90%		1.94	%(d)	1.92	%(e)	2.00%		2.03	%(e)	1.99	%(e)
Total net expenses(f)	1.86	%(d)	1.89	%(g)	1.91	%(d)(g)	1.90	%(e)(g)	1.94	%(g)	1.92	%(e)(g)	1.89	%(e)(h)
Net investment income (loss)	(0.03	%)(d)	(0.02%)		0.05	%(d)	(0.19%)		(0.46%)		0.12%		(0.22%)
Supplemental data
Net assets, end of period (in thousands)	$15,772		$16,396		$17,292		$21,560		$3,991		$3,428		$3,629
Portfolio turnover	39%		47%		62%		78%		94%		131%		106%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$17.77		$14.55		$11.76		$11.80		$11.03		$11.15		$14.68
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.00	)(b)	0.01		(0.03)		(0.05)		0.01		(0.03)
Net realized and unrealized gain (loss)	2.38		3.25		3.09		(0.01)		0.82		(0.13)		(2.03)
Total from investment operations	2.38		3.25		3.10		(0.04)		0.77		(0.12)		(2.06)
Less distributions to shareholders:
Net investment income	—		(0.01)		—		—		—		—		—
Net realized gains	(1.13)		(0.02)		(0.31)		—		—		—		(1.47)
Total distributions to shareholders	(1.13)		(0.03)		(0.31)		—		—		—		(1.47)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$19.02		$17.77		$14.55		$11.76		$11.80		$11.03		$11.15
Total return	13.66%		22.36%		26.68%		(0.34%)		6.98%		(1.08%)		(15.95%)
Ratios to average net assets(c)
Total gross expenses	1.86	%(d)	1.90%		1.94	%(d)	1.95	%(e)	2.00%		2.03	%(e)	1.99	%(e)
Total net expenses(f)	1.86	%(d)	1.89	%(g)	1.91	%(d)(g)	1.92	%(e)(g)	1.94	%(g)	1.92	%(e)(g)	1.89	%(e)(h)
Net investment income (loss)	(0.00	)(b)(d)	(0.02%)		0.07	%(d)	(0.22%)		(0.44%)		0.03%		(0.21%)
Supplemental data
Net assets, end of period (in thousands)	$166,718		$115,940		$58,257		$36,559		$18,368		$7,094		$1,718
Portfolio turnover	39%		47%		62%		78%		94%		131%		106%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,			Year Ended September 30,
Class I	(Unaudited)		2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.27		$15.78	$12.71		$12.69		$12.70
Income from investment operations:
Net investment income	0.12		0.21	0.17		0.14		0.01
Net realized and unrealized gain (loss)	2.58		3.49	3.34		(0.03)		(0.02)
Total from investment operations	2.70		3.70	3.51		0.11		(0.01)
Less distributions to shareholders:
Net investment income	(0.19)		(0.19)	(0.13)		(0.09)		—
Net realized gains	(1.13)		(0.02)	(0.31)		—		—
Total distributions to shareholders	(1.32)		(0.21)	(0.44)		(0.09)		—
Net asset value, end of period	$20.65		$19.27	$15.78		$12.71		$12.69
Total return	14.31%		23.73%	28.12%		0.81%		(0.08%)
Ratios to average net assets(c)
Total gross expenses	0.68	%(d)	0.70%	0.75	%(d)	0.76	%(e)	0.85	%(d)
Total net expenses(f)	0.68	%(d)	0.70%	0.75	%(d)	0.76	%(e)(g)	0.85	%(d)(g)
Net investment income	1.16	%(d)	1.17%	1.24	%(d)	0.99%		4.99	%(d)
Supplemental data
Net assets, end of period (in thousands)	$472,770		$424,376	$385,802		$280,304		$2
Portfolio turnover	39%		47%	62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,			Year Ended September 30,
Class K	(Unaudited)		2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$19.26		$15.77	$12.70		$14.93
Income from investment operations:
Net investment income	0.09		0.15	0.13		0.06
Net realized and unrealized gain (loss)	2.57		3.51	3.34		(2.29)
Total from investment operations	2.66		3.66	3.47		(2.23)
Less distributions to shareholders:
Net investment income	(0.13)		(0.15)	(0.09)		—
Net realized gains	(1.13)		(0.02)	(0.31)		—
Total distributions to shareholders	(1.26)		(0.17)	(0.40)		—
Net asset value, end of period	$20.66		$19.26	$15.77		$12.70
Total return	14.11%		23.40%	27.74%		(14.94%)
Ratios to average net assets(c)
Total gross expenses	0.98	%(d)	1.00%	1.05	%(d)	1.05	%(d)(e)
Total net expenses(f)	0.98	%(d)	1.00%	1.05	%(d)	1.05	%(d)(e)(g)
Net investment income	0.86	%(d)	0.87%	0.93	%(d)	0.72	%(d)
Supplemental data
Net assets, end of period (in thousands)	$149		$144	$117		$100
Portfolio turnover	39%		47%	62%		78%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class R	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.15		$15.68		$12.63		$12.61		$12.62
Income from investment operations:
Net investment income	0.05		0.08		0.08		0.05		0.00	(c)
Net realized and unrealized gain (loss)	2.57		3.49		3.32		(0.03)		(0.01)
Total from investment operations	2.62		3.57		3.40		0.02		(0.01)
Less distributions to shareholders:
Net investment income	(0.06)		(0.08)		(0.04)		—		—
Net realized gains	(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.19)		(0.10)		(0.35)		—		—
Net asset value, end of period	$20.58		$19.15		$15.68		$12.63		$12.61
Total return	13.95%		22.93%		27.34%		0.16%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	1.36	%(e)	1.39%		1.42	%(e)	1.44	%(f)	1.44	%(e)
Total net expenses(g)	1.36	%(e)	1.39	%(h)	1.41	%(e)(h)	1.39	%(f)(h)	1.44	%(e)(h)
Net investment income	0.52	%(e)	0.46%		0.59	%(e)	0.32%		4.34	%(e)
Supplemental data
Net assets, end of period (in thousands)	$21,348		$13,102		$4,489		$6		$2
Portfolio turnover	39%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Contrarian Core Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.52		$15.84
Income from investment operations:
Net investment income	0.10		0.16
Net realized and unrealized gain	2.62		3.70
Total from investment operations	2.72		3.86
Less distributions to shareholders:
Net investment income	(0.16)		(0.16)
Net realized gains	(1.13)		(0.02)
Total distributions to shareholders	(1.29)		(0.18)
Net asset value, end of period	$20.95		$19.52
Total return	14.19%		24.61%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.89	%(c)
Total net expenses(d)	0.86	%(c)	0.89	%(c)(e)
Net investment income	1.02	%(c)	1.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$76,880		$46,212
Portfolio turnover	39%		47%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Contrarian Core Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.52		$15.84
Income from investment operations:
Net investment income	0.12		0.15
Net realized and unrealized gain	2.61		3.73
Total from investment operations	2.73		3.88
Less distributions to shareholders:
Net investment income	(0.18)		(0.18)
Net realized gains	(1.13)		(0.02)
Total distributions to shareholders	(1.31)		(0.20)
Net asset value, end of period	$20.94		$19.52
Total return	14.28%		24.75%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.75	%(c)
Total net expenses(d)	0.73	%(c)	0.75	%(c)
Net investment income	1.16	%(c)	1.01	%(c)
Supplemental data
Net assets, end of period (in thousands)	$138,455		$68,709
Portfolio turnover	39%		47%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class T	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$19.01		$15.56		$12.54		$12.51		$11.67		$11.80		$15.40
Income from investment operations:
Net investment income	0.07		0.12		0.10		0.06		0.03		0.08		0.06
Net realized and unrealized gain (loss)	2.54		3.47		3.29		—		0.86		(0.14)		(2.15)
Total from investment operations	2.61		3.59		3.39		0.06		0.89		(0.06)		(2.09)
Less distributions to shareholders:
Net investment income	(0.10)		(0.12)		(0.06)		(0.03)		(0.05)		(0.07)		(0.04)
Net realized gains	(1.13)		(0.02)		(0.31)		—		—		—		(1.47)
Total distributions to shareholders	(1.23)		(0.14)		(0.37)		(0.03)		(0.05)		(0.07)		(1.51)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$20.39		$19.01		$15.56		$12.54		$12.51		$11.67		$11.80
Total return	14.00%		23.22%		27.49%		0.43%		7.68%		(0.35%)		(15.37%)
Ratios to average net assets(c)
Total gross expenses	1.16	%(d)	1.20%		1.24	%(d)	1.26	%(e)	1.30%		1.33	%(e)	1.29	%(e)
Total net expenses(f)	1.16	%(d)	1.19	%(g)	1.21	%(d)(g)	1.21	%(e)(g)	1.24	%(g)	1.22	%(e)(g)	1.19	%(e)(h)
Net investment income	0.68	%(d)	0.68%		0.77	%(d)	0.44%		0.24%		0.81%		0.48%
Supplemental data
Net assets, end of period (in thousands)	$144,535		$131,732		$117,457		$100,805		$112,862		$117,161		$132,272
Portfolio turnover	39%		47%		62%		78%		94%		131%		106%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class W	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.16		$15.69		$12.64		$12.61		$12.62
Income from investment operations:
Net investment income	0.07		0.13		0.11		0.08		0.00	(c)
Net realized and unrealized gain (loss)	2.57		3.48		3.32		(0.02)		(0.01)
Total from investment operations	2.64		3.61		3.43		0.06		(0.01)
Less distributions to shareholders:
Net investment income	(0.11)		(0.12)		(0.07)		(0.03)		—
Net realized gains	(1.13)		(0.02)		(0.31)		—		—
Total distributions to shareholders	(1.24)		(0.14)		(0.38)		(0.03)		—
Net asset value, end of period	$20.56		$19.16		$15.69		$12.64		$12.61
Total return	14.06%		23.21%		27.57%		0.47%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	1.11	%(e)	1.14%		1.19	%(e)	1.20	%(f)	1.19	%(e)
Total net expenses(g)	1.11	%(e)	1.14	%(h)	1.16	%(e)(h)	1.16	%(f)(h)	1.19	%(e)(h)
Net investment income	0.70	%(e)	0.73%		0.83	%(e)	0.54%		4.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$213,693		$254,377		$106,075		$74,302		$2
Portfolio turnover	39%		47%		62%		78%		94%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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25

Columbia Contrarian Core Fund

Financial Highlights (continued)

Class Y	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.52		$15.84
Income from investment operations
Net investment income	0.13		0.24
Net realized and unrealized gain	2.61		3.64
Total from investment operations	2.74		3.88
Less distributions to shareholders:
Net investment income	(0.19)		(0.18)
Net realized gains	(1.13)		(0.02)
Total distributions to shareholders	(1.32)		(0.20)
Net asset value, end of period	$20.94		$19.52
Total return	14.33%		24.79%
Ratios to average net assets(b)
Total gross expenses	0.69	%(c)	0.72	%(c)
Total net expenses(d)	0.69	%(c)	0.72	%(c)
Net investment income	1.28	%(c)	1.60	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,341		$79
Portfolio turnover	39%		47%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$19.27		$15.78		$12.71		$12.68		$11.83		$11.97		$15.60
Income from investment operations:
Net investment income	0.10		0.17		0.15		0.11		0.07		0.11		0.11
Net realized and unrealized gain (loss)	2.59		3.50		3.34		(0.01)		0.86		(0.15)		(2.18)
Total from investment operations	2.69		3.67		3.49		0.10		0.93		(0.04)		(2.07)
Less distributions to shareholders:
Net investment income	(0.16)		(0.16)		(0.11)		(0.07)		(0.08)		(0.10)		(0.09)
Net realized gains	(1.13)		(0.02)		(0.31)		—		—		—		(1.47)
Total distributions to shareholders	(1.29)		(0.18)		(0.42)		(0.07)		(0.08)		(0.10)		(1.56)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$20.67		$19.27		$15.78		$12.71		$12.68		$11.83		$11.97
Total return	14.23%		23.50%		27.91%		0.72%		7.93%		(0.01%)		(15.11%)
Ratios to average net assets(c)
Total gross expenses	0.86	%(d)	0.90%		0.94	%(d)	0.96	%(e)	1.00%		1.03	%(e)	0.99	%(e)
Total net expenses(f)	0.86	%(d)	0.89	%(g)	0.91	%(d)(g)	0.91	%(e)(g)	0.94	%(g)	0.92	%(e)(g)	0.89	%(e)(h)
Net investment income	0.99	%(d)	0.98%		1.08	%(d)	0.76%		0.54%		1.09%		0.77%
Supplemental data
Net assets, end of period (in thousands)	$1,535,889		$1,315,874		$819,630		$494,107		$344,081		$247,974		$173,479
Portfolio turnover	39%		47%		62%		78%		94%		131%		106%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Contrarian Core Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange

Semiannual Report 2014
28

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital

Semiannual Report 2014
29

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.61% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to

Semiannual Report 2014
30

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class T	0.18
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2014 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,115,182 for Class A, $366 for Class B, $6,651 for Class C and $3,680 for Class T shares for the six months ended February 28, 2014.

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31

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014	Prior to January 1, 2014
Class A	1.18%	1.20%
Class B	1.93	1.95
Class C	1.93	1.95
Class I	0.80	0.81
Class K	1.10	1.11
Class R	1.43	1.45
Class R4	0.93	0.95
Class R5	0.85	0.86
Class T	1.23	1.25
Class W	1.18	1.20
Class Y	0.80	0.81
Class Z	0.93	0.95

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $3,134,140,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$983,665,000
Unrealized depreciation	(3,749,000)
Net unrealized appreciation	$979,916,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,783,619,844 and $1,398,031,731, respectively, for the six months ended February 28, 2014.

Note 6. Redemption-in-Kind

Proceeds from the sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended February 28, 2014, securities and other assets with a value of $110,619,845 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $27,132,224, which is not taxable to remaining shareholders in the Fund.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder accounts owned an aggregate of 15.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 32.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

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32

Columbia Contrarian Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 10. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Contrarian Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia Contrarian Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR133_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Greater China Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Greater China Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	23
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Greater China Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Greater China Fund (the Fund) Class A shares returned 13.70% excluding sales charges for the six month period ended February 28, 2014.

>  The Fund outperformed its two benchmarks, the MSCI China Index (Net) and the Hang Seng Index, which returned 4.62% and 5.00%, respectively, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/16/97
Excluding sales charges		13.70	13.81	16.82	11.13
Including sales charges		7.15	7.28	15.44	10.47
Class B	05/16/97
Excluding sales charges		13.26	12.97	15.94	10.29
Including sales charges		8.90	8.62	15.72	10.29
Class C	05/16/97
Excluding sales charges		13.28	12.96	15.95	10.29
Including sales charges		12.40	12.09	15.95	10.29
Class I*	08/02/11	13.94	14.32	17.09	11.26
Class R4*	03/19/13	13.84	14.07	16.87	11.15
Class R5*	11/08/12	13.90	14.26	16.94	11.18
Class W*	06/18/12	13.72	13.88	16.85	11.14
Class Z	05/16/97	13.82	14.09	17.11	11.41
MSCI China Index (Net)		4.62	-0.79	13.71	11.30
Hang Seng Index		5.00	-1.79	12.24	5.12

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.

The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing (except the MSCI China Index (Net), which reflects reinvested dividends net of withholding taxes). Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Greater China Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Tencent Holdings Ltd.	12.5
Industrial & Commercial Bank of China Ltd., Class H	4.7
Ping An Insurance Group Co. of China Ltd., Class H	4.3
China Vanke Co., Ltd., Class B	4.2
China Construction Bank Corp., Class H	3.9
CSPC Pharmaceutical Group Ltd.	3.9
WuXi PharmaTech (Cayman), Inc. ADR	3.6
China Overseas Land & Investment Ltd.	2.8
Great Wall Motor Co., Ltd., Class H	2.7
China Pacific Insurance Group Co., Ltd., Class H	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2014)
China	89.2
Hong Kong	7.3
Taiwan	3.2
United States(a)	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Greater China Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,137.00	1,017.10	8.36	7.90	1.57
Class B	1,000.00	1,000.00	1,132.60	1,013.36	12.34	11.65	2.32
Class C	1,000.00	1,000.00	1,132.80	1,013.36	12.34	11.65	2.32
Class I	1,000.00	1,000.00	1,139.40	1,019.55	5.76	5.44	1.08
Class R4	1,000.00	1,000.00	1,138.40	1,018.30	7.09	6.69	1.33
Class R5	1,000.00	1,000.00	1,139.00	1,018.85	6.51	6.14	1.22
Class W	1,000.00	1,000.00	1,137.20	1,017.45	7.99	7.54	1.50
Class Z	1,000.00	1,000.00	1,138.20	1,018.35	7.04	6.64	1.32

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
4

Columbia Greater China Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%

Issuer	Shares	Value ($)
Consumer Discretionary 17.3%
Automobiles 3.4%
Chongqing Changan Automobile Co., Ltd., Class B	471,300	941,212
Great Wall Motor Co., Ltd., Class H	746,500	3,418,591
Total		4,359,803
Diversified Consumer Services 0.9%
New Oriental Education & Technology Group, Inc., ADR	41,005	1,141,579
Hotels, Restaurants & Leisure 3.8%
Galaxy Entertainment Group Ltd.(a)	306,000	3,082,038
Sands China Ltd.	226,400	1,901,126
Total		4,983,164
Household Durables 1.5%
Haier Electronics Group Co., Ltd.	236,000	699,275
Merry Electronics Co., Ltd.	222,000	1,235,492
Total		1,934,767
Internet & Catalog Retail 1.8%
Vipshop Holdings Ltd., ADS(a)	17,559	2,305,848
Leisure Equipment & Products 0.9%
Merida Industry Co., Ltd.	178,000	1,197,744
Specialty Retail 1.4%
GOME Electrical Appliances Holding Ltd.	7,731,000	1,297,519
Sa Sa International Holdings Ltd.	580,000	540,068
Total		1,837,587
Textiles, Apparel & Luxury Goods 3.6%
ANTA Sports Products Ltd.	882,000	1,365,859
Li Ning Co., Ltd.(a)	1,730,500	1,334,110
Luthai Textile Co., Ltd., Class B	1,399,126	1,927,778
Total		4,627,747
Total Consumer Discretionary		22,388,239
Consumer Staples 4.4%
Food Products 3.2%
China Mengniu Dairy Co., Ltd.	602,000	3,095,265
Tingyi Cayman Islands Holding Corp.	348,000	976,764
Total		4,072,029
Personal Products 1.2%
Hengan International Group Co., Ltd.	148,000	1,608,401
Total Consumer Staples		5,680,430

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
China Petroleum & Chemical Corp., Class H	1,974,000	1,747,398
China Shenhua Energy Co., Ltd., Class H	260,500	710,779
CNOOC Ltd.	1,564,500	2,561,264
Total		5,019,441
Total Energy		5,019,441
Financials 29.5%
Capital Markets 1.8%
Haitong Securities Co., Ltd., Class H	1,742,800	2,336,143
Commercial Banks 14.0%
Agricultural Bank of China Ltd., Class H	5,266,000	2,239,319
Bank of China Ltd., Class H	5,970,000	2,514,022
China Construction Bank Corp., Class H	7,346,340	5,061,496
China Merchants Bank Co., Ltd., Class H	1,236,000	2,176,605
Industrial & Commercial Bank of China Ltd., Class H	10,102,000	6,073,056
Total		18,064,498
Insurance 6.7%
China Pacific Insurance Group Co., Ltd., Class H	909,000	3,132,910
Ping An Insurance Group Co. of China Ltd., Class H	678,500	5,530,947
Total		8,663,857
Real Estate Management & Development 7.0%
China Overseas Land & Investment Ltd.	1,326,320	3,574,555
China Vanke Co., Ltd., Class B	3,659,910	5,432,206
Total		9,006,761
Total Financials		38,071,259
Health Care 12.4%
Health Care Equipment & Supplies 0.9%
St. Shine Optical Co., Ltd.	41,000	1,144,960
Life Sciences Tools & Services 3.6%
WuXi PharmaTech (Cayman), Inc. ADR(a)	119,645	4,601,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Greater China Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 7.9%
China Medical System Holdings Ltd.	908,000	1,169,913
CSPC Pharmaceutical Group Ltd.	5,496,000	4,967,405
Dawnrays Pharmaceutical Holdings Ltd.	432,000	318,082
Sihuan Pharmaceutical Holdings Group Ltd.	1,692,000	2,055,106
Sino Biopharmaceutical Ltd.	1,840,000	1,716,585
Total		10,227,091
Total Health Care		15,973,598
Industrials 6.0%
Air Freight & Logistics 1.0%
Kerry Logistics Network Ltd.(a)	798,000	1,307,969
Construction & Engineering 0.2%
Sinopec Engineering Group Co. Ltd., Class H	241,500	302,080
Electrical Equipment 1.0%
Zhuzhou CSR Times Electric Co., Ltd., Class H	416,500	1,324,270
Industrial Conglomerates 1.4%
Hutchison Whampoa Ltd.	135,000	1,823,612
Machinery 0.8%
CIMC Enric Holdings Ltd.	634,000	977,644
Road & Rail 0.8%
Guangshen Railway Co., Ltd., Class H	2,238,000	1,017,780
Transportation Infrastructure 0.8%
China Merchants Holdings International Co., Ltd.	294,000	1,046,729
Total Industrials		7,800,084
Information Technology 19.6%
Electronic Equipment, Instruments & Components 0.4%
Tong Hsing Electronic Industries Ltd.	98,000	516,567
Internet Software & Services 18.7%
58.Com, Inc., ADR(a)	61,551	2,910,747
Autohome, Inc., ADR(a)	7,960	327,952
Baidu, Inc., ADR(a)	17,920	3,063,066
SINA Corp.(a)	25,885	1,768,722
Tencent Holdings Ltd.	200,200	16,075,265
Total		24,145,752
Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.5%
GCL-Poly Energy Holdings Ltd.(a)	1,917,000	723,473
Total Information Technology		25,385,792
Materials 1.9%
Construction Materials 1.9%
Anhui Conch Cement Co., Ltd., Class H	467,000	1,710,039
China Resources Cement Holdings Ltd.	1,020,000	756,365
Total		2,466,404
Total Materials		2,466,404
Telecommunication Services 2.2%
Wireless Telecommunication Services 2.2%
China Mobile Ltd.	298,500	2,831,402
Total Telecommunication Services		2,831,402
Utilities 2.4%
Gas Utilities 1.2%
ENN Energy Holdings Ltd.	212,000	1,502,900
Independent Power Producers & Energy Traders 0.8%
Huaneng Power International, Inc., Class H	1,226,000	1,097,391
Water Utilities 0.4%
Guangdong Investment Ltd.	470,000	492,521
Total Utilities		3,092,812
Total Common Stocks (Cost: $80,143,523)		128,709,461

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b)(c)	400,162	400,162
Total Money Market Funds (Cost: $400,162)		400,162
Total Investments (Cost: $80,543,685)		129,109,623
Other Assets & Liabilities, Net		149,556
Net Assets		129,259,179

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Greater China Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,703,539	35,925,417	(37,228,794)	400,162	490	400,162

Abbreviation Legend

ADR  American Depositary Receipt

ADS  American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Greater China Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,447,427	18,940,812	—	22,388,239
Consumer Staples	—	5,680,430	—	5,680,430
Energy	—	5,019,441	—	5,019,441
Financials	—	38,071,259	—	38,071,259
Health Care	4,601,547	11,372,051	—	15,973,598
Industrials	—	7,800,084	—	7,800,084
Information Technology	8,070,486	17,315,306	—	25,385,792
Materials	—	2,466,404	—	2,466,404
Telecommunication Services	—	2,831,402	—	2,831,402
Utilities	—	3,092,812	—	3,092,812
Total Equity Securities	16,119,460	112,590,001	—	128,709,461
Mutual Funds
Money Market Funds	400,162	—	—	400,162
Total Mutual Funds	400,162	—	—	400,162
Total	16,519,622	112,590,001	—	129,109,623

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Greater China Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Greater China Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $80,143,523)	$128,709,461
Affiliated issuers (identified cost $400,162)	400,162
Total investments (identified cost $80,543,685)	129,109,623
Receivable for:
Investments sold	766,768
Capital shares sold	28,567
Dividends	20
Prepaid expenses	918
Trustees' deferred compensation plan	36,226
Other assets	8,479
Total assets	129,950,601
Liabilities
Payable for:
Investments purchased	467,867
Capital shares purchased	111,192
Investment management fees	3,067
Distribution and/or service fees	1,101
Transfer agent fees	21,837
Administration fees	282
Chief compliance officer expenses	33
Other expenses	49,817
Trustees' deferred compensation plan	36,226
Total liabilities	691,422
Net assets applicable to outstanding capital stock	$129,259,179
Represented by
Paid-in capital	$59,604,486
Excess of distributions over net investment income	(486,355)
Accumulated net realized gain	21,575,110
Unrealized appreciation (depreciation) on:
Investments	48,565,938
Total — representing net assets applicable to outstanding capital stock	$129,259,179

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Greater China Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$79,705,470
Shares outstanding	1,850,241
Net asset value per share	$43.08
Maximum offering price per share(a)	$45.71
Class B
Net assets	$3,604,305
Shares outstanding	89,331
Net asset value per share	$40.35
Class C
Net assets	$16,816,146
Shares outstanding	408,650
Net asset value per share	$41.15
Class I
Net assets	$1,980
Shares outstanding	43
Net asset value per share(b)	$45.82
Class R4
Net assets	$7,455
Shares outstanding	161
Net asset value per share(b)	$46.35
Class R5
Net assets	$99,679
Shares outstanding	2,150
Net asset value per share	$46.36
Class W
Net assets	$2,472
Shares outstanding	57
Net asset value per share(b)	$43.09
Class Z
Net assets	$29,021,672
Shares outstanding	635,031
Net asset value per share	$45.70

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Greater China Fund

Statement of Operations

Six months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$785,442
Dividends — affiliated issuers	490
Foreign taxes withheld	(51,975)
Total income	733,957
Expenses:
Investment management fees	644,048
Distribution and/or service fees
Class A	102,375
Class B	21,197
Class C	87,585
Class W	4
Transfer agent fees
Class A	79,113
Class B	4,094
Class C	16,916
Class R4	13
Class R5	12
Class W	2
Class Z	29,358
Administration fees	59,223
Compensation of board members	11,527
Custodian fees	24,369
Printing and postage fees	15,395
Registration fees	47,956
Professional fees	18,762
Line of credit interest expense	444
Chief compliance officer expenses	28
Other	11,166
Total expenses	1,173,587
Net investment loss	(439,630)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	37,551,121
Foreign currency translations	(5,740)
Net realized gain	37,545,381
Net change in unrealized appreciation (depreciation) on:
Investments	(16,019,607)
Foreign currency translations	49
Net change in unrealized appreciation (depreciation)	(16,019,558)
Net realized and unrealized gain	21,525,823
Net increase in net assets resulting from operations	$21,086,193

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Greater China Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)(b)
Operations
Net investment income (loss)	$(439,630)	$2,203,300
Net realized gain	37,545,381	20,126,144
Net change in unrealized appreciation (depreciation)	(16,019,558)	11,619,698
Net increase in net assets resulting from operations	21,086,193	33,949,142
Distributions to shareholders
Net investment income
Class A	(1,230,482)	(945,413)
Class B	(37,419)	(23,715)
Class C	(152,563)	(82,750)
Class I	(16,732)	(1,089,184)
Class R4	(286)	—
Class R5	(1,520)	(35)
Class W	(48)	(32)
Class Z	(492,796)	(413,305)
Net realized gains
Class A	(17,360,587)	—
Class B	(947,992)	—
Class C	(3,865,143)	—
Class I	(186,486)	—
Class R4	(3,571)	—
Class R5	(17,515)	—
Class W	(652)	—
Class Z	(6,058,000)	—
Total distributions to shareholders	(30,371,792)	(2,554,434)
Increase (decrease) in net assets from capital stock activity	(42,805,954)	(51,596,422)
Total decrease in net assets	(52,091,553)	(20,201,714)
Net assets at beginning of period	181,350,732	201,552,446
Net assets at end of period	$129,259,179	$181,350,732
Undistributed (excess of distributions over) net investment income	$(486,355)	$1,885,121

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to August 31, 2013.

(b) Class R5 shares are for the period from November 8, 2013 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Greater China Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	161,252	7,735,222	237,091	11,257,322
Distributions reinvested	386,968	16,353,257	16,934	816,550
Redemptions	(298,769)	(14,335,397)	(475,341)	(22,538,902)
Net increase (decrease)	249,451	9,753,082	(221,316)	(10,465,030)
Class B shares
Subscriptions	5,028	199,313	105	4,811
Distributions reinvested	19,151	759,128	395	18,146
Redemptions(c)	(27,087)	(1,171,022)	(52,861)	(2,364,714)
Net decrease	(2,908)	(212,581)	(52,361)	(2,341,757)
Class C shares
Subscriptions	29,234	1,225,581	13,076	607,853
Distributions reinvested	73,147	2,957,343	1,279	59,624
Redemptions	(57,046)	(2,575,477)	(154,682)	(7,002,047)
Net increase (decrease)	45,335	1,607,447	(140,327)	(6,334,570)
Class I shares
Subscriptions	686	37,045	29,806	1,423,893
Distributions reinvested	4,513	202,683	21,555	1,089,152
Redemptions	(1,037,186)	(57,095,817)	(592,463)	(30,197,569)
Net decrease	(1,031,987)	(56,856,089)	(541,102)	(27,684,524)
Class R4 shares
Subscriptions	196	10,001	228	11,108
Distributions reinvested	71	3,233	—	—
Redemptions	(334)	(14,935)	—	—
Net increase (decrease)	(67)	(1,701)	228	11,108
Class R5 shares
Subscriptions	1,835	103,011	51	2,500
Distributions reinvested	405	18,403	—	—
Redemptions	(141)	(6,606)	—	—
Net increase	2,099	114,808	51	2,500
Class Z shares
Subscriptions	92,985	4,752,570	201,119	9,930,032
Distributions reinvested	106,852	4,788,042	5,843	294,856
Redemptions	(130,678)	(6,751,532)	(302,689)	(15,009,037)
Net increase (decrease)	69,159	2,789,080	(95,727)	(4,784,149)
Total net decrease	(668,918)	(42,805,954)	(1,050,554)	(51,596,422)

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to August 31, 2013.

(b) Class R5 shares are for the period from November 8, 2013 (commencement of operations) to August 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Greater China Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$48.80		$42.08		$51.02		$51.35		$44.30		$46.54
Income from investment operations:
Net investment income (loss)	(0.18)		0.44		0.50		0.15		0.17		0.34
Net realized and unrealized gain (loss)	6.63		6.81		(6.83)		1.05		7.06		(2.08)
Total from investment operations	6.45		7.25		(6.33)		1.20		7.23		(1.74)
Less distributions to shareholders:
Net investment income	(0.81)		(0.53)		(0.05)		(0.17)		(0.22)		—
Net realized gains	(11.36)		—		(2.56)		(1.36)		—		(0.54)
Total distributions to shareholders	(12.17)		(0.53)		(2.61)		(1.53)		(0.22)		(0.54)
Proceeds from regulatory settlements	—		—		—		—		0.03		0.02
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.01		0.02
Net asset value, end of period	$43.08		$48.80		$42.08		$51.02		$51.35		$44.30
Total return	13.70%		17.24%		(12.20%)		2.03%		16.42%		(3.30%)
Ratios to average net assets(a)
Total gross expenses	1.57	%(b)(c)	1.54%		1.53%		1.58	%(c)	1.62	%(c)	1.69	%(c)
Total net expenses(d)	1.57	%(b)(c)	1.54	%(e)	1.53	%(e)	1.58	%(c)(e)	1.62	%(c)(e)	1.69	%(c)(e)
Net investment income (loss)	(0.76	%)(b)	0.94%		1.11%		0.26%		0.33%		0.96%
Supplemental data
Net assets, end of period (in thousands)	$79,705		$78,119		$76,683		$101,344		$116,870		$122,314
Portfolio turnover	23%		39%		38%		36%		23%		39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$46.24		$39.90		$48.83		$49.42		$42.77		$45.29
Income from investment operations:
Net investment income (loss)	(0.34)		0.04		0.10		(0.28)		(0.20)		0.07
Net realized and unrealized gain (loss)	6.26		6.49		(6.47)		1.05		6.81		(2.09)
Total from investment operations	5.92		6.53		(6.37)		0.77		6.61		(2.02)
Less distributions to shareholders:
Net investment income	(0.45)		(0.19)		—		—		—		—
Net realized gains	(11.36)		—		(2.56)		(1.36)		—		(0.54)
Total distributions to shareholders	(11.81)		(0.19)		(2.56)		(1.36)		—		(0.54)
Proceeds from regulatory settlements	—		—		—		—		0.03		0.02
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.01		0.02
Net asset value, end of period	$40.35		$46.24		$39.90		$48.83		$49.42		$42.77
Total return	13.26%		16.36%		(12.86%)		1.27%		15.55%		(4.02%)
Ratios to average net assets(a)
Total gross expenses	2.32	%(b)(c)	2.29%		2.28%		2.33	%(c)	2.37	%(c)	2.44	%(c)
Total net expenses(d)	2.32	%(b)(c)	2.29	%(e)	2.28	%(e)	2.33	%(c)(e)	2.37	%(c)(e)	2.44	%(c)(e)
Net investment income (loss)	(1.48	%)(b)	0.09%		0.22%		(0.50%)		(0.42%)		0.21%
Supplemental data
Net assets, end of period (in thousands)	$3,604		$4,265		$5,769		$13,364		$16,718		$17,813
Portfolio turnover	23%		39%		38%		36%		23%		39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$46.94		$40.51		$49.52		$50.10		$43.36		$45.89
Income from investment operations:
Net investment income (loss)	(0.35)		0.07		0.14		(0.28)		(0.21)		0.09
Net realized and unrealized gain (loss)	6.37		6.55		(6.59)		1.06		6.91		(2.12)
Total from investment operations	6.02		6.62		(6.45)		0.78		6.70		(2.03)
Less distributions to shareholders:
Net investment income	(0.45)		(0.19)		—		—		—		—
Net realized gains	(11.36)		—		(2.56)		(1.36)		—		(0.54)
Total distributions to shareholders	(11.81)		(0.19)		(2.56)		(1.36)		—		(0.54)
Proceeds from regulatory settlements	—		—		—		—		0.03		0.02
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.01		0.02
Net asset value, end of period	$41.15		$46.94		$40.51		$49.52		$50.10		$43.36
Total return	13.28%		16.33%		(12.84%)		1.28%		15.54%		(3.99%)
Ratios to average net assets(a)
Total gross expenses	2.32	%(b)(c)	2.29%		2.28%		2.33	%(c)	2.37	%(c)	2.44	%(c)
Total net expenses(d)	2.32	%(b)(c)	2.29	%(e)	2.28	%(e)	2.33	%(c)(e)	2.37	%(c)(e)	2.44	%(c)(e)
Net investment income (loss)	(1.50	%)(b)	0.15%		0.33%		(0.50%)		(0.43%)		0.24%
Supplemental data
Net assets, end of period (in thousands)	$16,816		$17,056		$20,401		$30,461		$36,371		$36,395
Portfolio turnover	23%		39%		38%		36%		23%		39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class I	(Unaudited)		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$51.30		$44.20	$53.36		$57.86
Income from investment operations:
Net investment income	0.45		0.70	0.73		0.09
Net realized and unrealized gain (loss)	6.45		7.13	(7.14)		(4.59)
Total from investment operations	6.90		7.83	(6.41)		(4.50)
Less distributions to shareholders:
Net investment income	(1.02)		(0.73)	(0.19)		—
Net realized gains	(11.36)		—	(2.56)		—
Total distributions to shareholders	(12.38)		(0.73)	(2.75)		—
Net asset value, end of period	$45.82		$51.30	$44.20		$53.36
Total return	13.94%		17.75%	(11.78%)		(7.78%)
Ratios to average net assets(b)
Total gross expenses	1.08	%(c)(d)	1.09%	1.08%		3.00	%(c)(d)
Total net expenses(e)	1.08	%(c)(d)	1.09%	1.08	%(f)	1.56	%(c)(d)(f)
Net investment income	1.61	%(c)	1.41%	1.57%		2.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$52,946	$69,532		$18,532
Portfolio turnover	23%		39%	38%		36%

Notes to Financial Highlights

(a)  For the period from August 2, 2011 (commencement of operations) to August 31, 2011 .

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Greater China Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$51.71		$49.17
Income from investment operations:
Net investment income (loss)	(0.16)		0.88
Net realized and unrealized gain	7.07		1.66
Total from investment operations	6.91		2.54
Less distributions to shareholders:
Net investment income	(0.91)		—
Net realized gains	(11.36)		—
Total distributions to shareholders	(12.27)		—
Net asset value, end of period	$46.35		$51.71
Total return	13.84%		5.17%
Ratios to average net assets(b)
Total gross expenses	1.33	%(c)(d)	1.32	%(c)
Total net expenses(e)	1.33	%(c)(d)	1.32	%(c)(f)
Net investment income (loss)	(0.61	%)(c)	4.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7		$12
Portfolio turnover	23%		39%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Greater China Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$51.76		$48.84
Income from investment operations:
Net investment income (loss)	(0.23)		0.63
Net realized and unrealized gain	7.18		2.97
Total from investment operations	6.95		3.60
Less distributions to shareholders:
Net investment income	(0.99)		(0.68)
Net realized gains	(11.36)		—
Total distributions to shareholders	(12.35)		(0.68)
Net asset value, end of period	$46.36		$51.76
Total return	13.90%		7.40%
Ratios to average net assets(b)
Total gross expenses	1.22	%(c)(d)	1.16	%(c)
Total net expenses(e)	1.22	%(c)(d)	1.16	%(c)
Net investment income (loss)	(0.99	%)(c)	1.53	%(c)
Supplemental data
Net assets, end of period (in thousands)	$100		$3
Portfolio turnover	23%		39%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class W	(Unaudited)		2013		2012(a)
Per share data
Net asset value, beginning of period	$48.82		$42.10		$43.58
Income from investment operations:
Net investment income (loss)	(0.16)		0.51		(0.05)
Net realized and unrealized gain (loss)	6.62		6.77		(1.43)
Total from investment operations	6.46		7.28		(1.48)
Less distributions to shareholders:
Net investment income	(0.83)		(0.56)		—
Net realized gains	(11.36)		—		—
Total distributions to shareholders	(12.19)		(0.56)		—
Net asset value, end of period	$43.09		$48.82		$42.10
Total return	13.72%		17.30%		(3.40%)
Ratios to average net assets(b)
Total gross expenses	1.50	%(c)(d)	1.49%		1.47	%(c)
Total net expenses(e)	1.50	%(c)(d)	1.49	%(f)	1.47	%(c)
Net investment income (loss)	(0.66	%)(c)	1.07%		(0.55	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$2
Portfolio turnover	23%		39%		38%

Notes to Financial Highlights

(a)  For the period from June 18, 2012 (commencement of operations) to August 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Greater China Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$51.16		$44.08		$53.35		$53.60		$46.20		$48.38
Income from investment operations:
Net investment income (loss)	(0.13)		0.59		0.63		0.53		0.30		0.44
Net realized and unrealized gain (loss)	6.96		7.13		(7.14)		0.87		7.37		(2.12)
Total from investment operations	6.83		7.72		(6.51)		1.40		7.67		(1.68)
Less distributions to shareholders:
Net investment income	(0.93)		(0.64)		(0.20)		(0.29)		(0.31)		—
Net realized gains	(11.36)		—		(2.56)		(1.36)		—		(0.54)
Total distributions to shareholders	(12.29)		(0.64)		(2.76)		(1.65)		(0.31)		(0.54)
Proceeds from regulatory settlements	—		—		—		—		0.03		0.02
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.01		0.02
Net asset value, end of period	$45.70		$51.16		$44.08		$53.35		$53.60		$46.20
Total return	13.82%		17.54%		(11.98%)		2.31%		16.71%		(3.05%)
Ratios to average net assets(a)
Total gross expenses	1.32	%(b)(c)	1.29%		1.28%		1.31	%(c)	1.37	%(c)	1.44	%(c)
Total net expenses(d)	1.32	%(b)(c)	1.29	%(e)	1.28	%(e)	1.31	%(c)(e)	1.37	%(c)(e)	1.44	%(c)(e)
Net investment income (loss)	(0.51	%)(b)	1.18%		1.34%		0.88%		0.58%		1.17%
Supplemental data
Net assets, end of period (in thousands)	$29,022		$28,948		$29,165		$50,261		$55,021		$47,266
Portfolio turnover	23%		39%		38%		36%		23%		39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Greater China Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including

Semiannual Report 2014
23

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The

Semiannual Report 2014
24

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.68% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class R5	0.05
Class W	0.15
Class Z	0.19

Semiannual Report 2014
25

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $14,345 for Class A, $1,354 for Class B and $138 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014	Prior to January 1, 2014
Class A	1.75%	1.88%
Class B	2.50	2.63
Class C	2.50	2.63
Class I	1.35	1.50
Class R4	1.50	1.63
Class R5	1.40	1.55
Class W	1.75	1.88
Class Z	1.50	1.63

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $80,544,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$50,899,000
Unrealized depreciation	(2,333,000)
Net unrealized appreciation	$48,566,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative

Semiannual Report 2014
26

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $34,545,574 and $107,614,773, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder account owned 14.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended February 28, 2014, the average daily loan balance outstanding on days when borrowing existed was $2,740,000 at a weighted average interest rate of 1.17%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2014
27

Columbia Greater China Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
28

Columbia Greater China Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia Greater China Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR158_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Mid Cap Growth Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Mid Cap Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	28
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Mid Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mid Cap Growth Fund (the Fund) Class A shares returned 18.43% excluding sales charges for the six months ended February 28, 2014.

>  The Fund outperformed its benchmarks, the Russell Midcap Growth Index and the Russell Midcap Index, which returned 18.08% and 17.66%, respectively, for the same time frame.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		18.43	30.19	24.51	9.40
Including sales charges		11.64	22.70	23.05	8.76
Class B	11/01/02
Excluding sales charges		18.00	29.21	23.57	8.58
Including sales charges		13.00	24.21	23.40	8.58
Class C	10/13/03
Excluding sales charges		17.96	29.23	23.59	8.59
Including sales charges		16.96	28.23	23.59	8.59
Class I*	09/27/10	18.66	30.73	24.98	9.75
Class K*	02/28/13	18.52	30.38	24.69	9.56
Class R*	01/23/06	18.28	29.86	24.19	9.14
Class R4*	11/08/12	18.56	30.34	24.79	9.67
Class R5*	03/07/11	18.64	30.68	24.93	9.72
Class T	11/01/02
Excluding sales charges		18.39	30.09	24.45	9.34
Including sales charges		11.58	22.59	22.98	8.70
Class W*	09/27/10	18.38	30.17	24.52	9.41
Class Y*	07/15/09	18.67	30.78	24.95	9.73
Class Z	11/20/85	18.57	30.48	24.82	9.68
Russell Midcap Growth Index		18.08	31.61	27.49	9.66
Russell Midcap Index		17.66	29.11	27.84	10.08

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Mid Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Sherwin-Williams Co. (The)	2.3
Delta Air Lines, Inc.	2.0
Constellation Brands, Inc., Class A	1.9
Michael Kors Holdings Ltd.	1.7
Affiliated Managers Group, Inc.	1.5
Starwood Hotels & Resorts Worldwide, Inc.	1.5
Perrigo Co. PLC	1.5
Verisk Analytics, Inc., Class A	1.4
Signature Bank	1.3
SBA Communications Corp., Class A	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Common Stocks	97.1
Consumer Discretionary	21.0
Consumer Staples	6.4
Energy	6.2
Financials	9.2
Health Care	14.2
Industrials	16.1
Information Technology	17.2
Materials	5.2
Telecommunication Services	1.3
Utilities	0.3
Money Market Funds	2.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

George Myers, CFA

Brian Neigut

James King

William Chamberlain, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Mid Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,184.30	1,019.00	6.48	5.99	1.19
Class B	1,000.00	1,000.00	1,180.00	1,015.26	10.54	9.75	1.94
Class C	1,000.00	1,000.00	1,179.60	1,015.26	10.54	9.75	1.94
Class I	1,000.00	1,000.00	1,186.60	1,021.19	4.09	3.78	0.75
Class K	1,000.00	1,000.00	1,185.20	1,019.75	5.67	5.24	1.04
Class R	1,000.00	1,000.00	1,182.80	1,017.75	7.84	7.24	1.44
Class R4	1,000.00	1,000.00	1,185.60	1,020.19	5.18	4.78	0.95
Class R5	1,000.00	1,000.00	1,186.40	1,020.94	4.36	4.03	0.80
Class T	1,000.00	1,000.00	1,183.90	1,018.75	6.75	6.24	1.24
Class W	1,000.00	1,000.00	1,183.80	1,019.20	6.26	5.79	1.15
Class Y	1,000.00	1,000.00	1,186.70	1,021.19	4.09	3.78	0.75
Class Z	1,000.00	1,000.00	1,185.70	1,020.24	5.12	4.73	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
4

Columbia Mid Cap Growth Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.2%

Issuer	Shares	Value ($)
Consumer Discretionary 21.0%
Auto Components 2.1%
BorgWarner, Inc.	399,550	24,552,347
Delphi Automotive PLC	482,233	32,102,251
Total		56,654,598
Automobiles 0.4%
Tesla Motors, Inc.(a)	47,040	11,515,863
Distributors 0.7%
LKQ Corp.(a)	649,717	18,120,607
Hotels, Restaurants & Leisure 3.9%
Dunkin' Brands Group, Inc.	425,390	21,979,901
Norwegian Cruise Line Holdings Ltd.(a)	308,827	10,583,501
Starwood Hotels & Resorts Worldwide, Inc.	463,966	38,258,637
Wynn Resorts Ltd.	140,048	33,960,240
Total		104,782,279
Household Durables 1.1%
Lennar Corp., Class A	672,590	29,513,249
Internet & Catalog Retail 1.6%
Netflix, Inc.(a)	42,730	19,041,770
TripAdvisor, Inc.(a)	222,076	22,260,898
Total		41,302,668
Leisure Equipment & Products 0.8%
Polaris Industries, Inc.	165,565	22,190,677
Media 2.7%
Charter Communications Inc., Class A(a)	156,645	19,857,887
Discovery Communications, Inc., Class A(a)	158,487	13,205,137
DISH Network Corp., Class A(a)	371,380	21,851,999
Interpublic Group of Companies, Inc. (The)	908,870	16,105,176
Total		71,020,199
Multiline Retail 2.1%
Dollar Tree, Inc.(a)	594,270	32,548,168
Macy's, Inc.	383,619	22,196,195
Total		54,744,363
Specialty Retail 2.6%
Foot Locker, Inc.	415,479	17,329,629
TJX Companies, Inc. (The)	174,023	10,695,453
Tractor Supply Co.	371,330	26,201,045
Urban Outfitters, Inc.(a)	419,990	15,724,426
Total		69,950,553

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 3.0%
lululemon athletica, Inc.(a)	173,160	8,711,680
Michael Kors Holdings Ltd.(a)	438,732	43,008,898
VF Corp.	501,250	29,368,237
Total		81,088,815
Total Consumer Discretionary		560,883,871
Consumer Staples 6.4%
Beverages 1.8%
Constellation Brands, Inc., Class A(a)	593,410	48,084,012
Food & Staples Retailing 1.1%
Kroger Co. (The)	455,770	19,114,994
Whole Foods Market, Inc.	205,560	11,110,518
Total		30,225,512
Food Products 2.3%
Green Mountain Coffee Roasters, Inc.	77,580	8,516,733
Hershey Co. (The)	297,749	31,507,799
Mead Johnson Nutrition Co.	240,917	19,646,781
Total		59,671,313
Personal Products 0.6%
Herbalife Ltd.	250,448	16,679,837
Tobacco 0.6%
Lorillard, Inc.	339,090	16,635,755
Total Consumer Staples		171,296,429
Energy 6.2%
Energy Equipment & Services 1.9%
Cameron International Corp.(a)	360,945	23,122,137
FMC Technologies, Inc.(a)	203,400	10,218,816
Oceaneering International, Inc.	250,791	17,951,620
Total		51,292,573
Oil, Gas & Consumable Fuels 4.3%
Cabot Oil & Gas Corp.	812,622	28,441,770
Concho Resources, Inc.(a)	246,577	29,867,872
Gulfport Energy Corp.(a)	169,668	11,215,055
Pioneer Natural Resources Co.	129,620	26,076,951
SM Energy Co.	264,420	19,500,975
Total		115,102,623
Total Energy		166,395,196

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 9.2%
Capital Markets 1.9%
Affiliated Managers Group, Inc.(a)	210,316	39,549,924
T. Rowe Price Group, Inc.	127,540	10,352,422
Total		49,902,346
Commercial Banks 2.3%
BankUnited, Inc.	447,007	14,965,794
Signature Bank(a)	265,591	34,773,830
SVB Financial Group(a)	93,406	11,760,750
Total		61,500,374
Diversified Financial Services 1.9%
IntercontinentalExchange Group, Inc.	69,174	14,446,298
McGraw Hill Financial, Inc.	196,700	15,669,122
Moody's Corp.	270,825	21,395,175
Total		51,510,595
Insurance 0.9%
Aon PLC	278,000	23,796,800
Real Estate Investment Trusts (REITs) 1.2%
Plum Creek Timber Co., Inc.	733,546	31,755,206
Real Estate Management & Development 1.0%
Realogy Holdings Corp.(a)	597,020	28,334,569
Total Financials		246,799,890
Health Care 14.2%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc.(a)	182,614	32,286,155
Incyte Corp., Ltd.(a)	168,040	10,798,250
Pharmacyclics, Inc.(a)	179,730	24,921,362
Vertex Pharmaceuticals, Inc.(a)	314,410	25,423,193
Total		93,428,960
Health Care Equipment & Supplies 1.4%
Sirona Dental Systems, Inc.(a)	188,070	13,251,412
St. Jude Medical, Inc.	357,910	24,094,501
Total		37,345,913
Health Care Providers & Services 3.5%
Brookdale Senior Living, Inc.(a)	516,549	17,325,053
Cardinal Health, Inc.	299,700	21,437,541
Catamaran Corp.(a)	454,485	20,488,184
CIGNA Corp.	120,400	9,582,636

Common Stocks (continued)

Issuer	Shares	Value ($)
Community Health Systems, Inc.(a)	289,280	12,008,013
DaVita HealthCare Partners, Inc.(a)	171,880	11,813,312
Total		92,654,739
Health Care Technology 0.9%
Cerner Corp.(a)	390,542	23,967,563
Life Sciences Tools & Services 1.2%
Covance, Inc.(a)	129,900	13,452,444
Illumina, Inc.(a)	108,430	18,594,661
Total		32,047,105
Pharmaceuticals 3.7%
Actavis PLC(a)	154,992	34,225,334
Jazz Pharmaceuticals PLC(a)	107,950	16,402,463
Perrigo Co. PLC	232,625	38,252,855
Salix Pharmaceuticals Ltd.(a)	98,820	10,664,654
Total		99,545,306
Total Health Care		378,989,586
Industrials 16.2%
Aerospace & Defense 1.3%
B/E Aerospace, Inc.(a)	168,060	14,159,055
TransDigm Group, Inc.	115,460	20,568,044
Total		34,727,099
Airlines 1.9%
Delta Air Lines, Inc.	1,569,025	52,107,320
Building Products 2.2%
Fortune Brands Home & Security, Inc.	580,280	27,122,287
Masco Corp.	1,355,646	31,654,334
Total		58,776,621
Commercial Services & Supplies 0.9%
Stericycle, Inc.(a)	206,753	23,569,842
Electrical Equipment 2.9%
AMETEK, Inc.	609,023	32,424,385
Rockwell Automation, Inc.	193,123	23,723,229
Roper Industries, Inc.	157,780	21,398,124
Total		77,545,738
Machinery 1.6%
Ingersoll-Rand PLC	416,620	25,472,147
Pall Corp.	202,790	17,439,940
Total		42,912,087
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Marine 0.8%
Kirby Corp.(a)	207,990	21,757,834
Professional Services 2.0%
IHS, Inc., Class A(a)	134,880	16,169,414
Verisk Analytics, Inc., Class A(a)	567,451	36,155,141
Total		52,324,555
Road & Rail 1.0%
JB Hunt Transport Services, Inc.	167,615	12,046,490
Kansas City Southern	158,362	14,873,359
Total		26,919,849
Trading Companies & Distributors 1.6%
United Rentals, Inc.(a)	247,358	21,851,606
WW Grainger, Inc.	77,958	19,880,849
Total		41,732,455
Total Industrials		432,373,400
Information Technology 17.2%
Communications Equipment 0.5%
F5 Networks, Inc.(a)	126,290	14,187,419
Computers & Peripherals 0.2%
Stratasys Ltd.(a)	48,850	6,210,300
Internet Software & Services 4.2%
Cornerstone OnDemand, Inc.(a)	338,270	19,748,202
CoStar Group, Inc.(a)	110,019	22,118,220
Equinix, Inc.(a)	46,880	8,905,325
LinkedIn Corp., Class A(a)	104,600	21,342,584
MercadoLibre, Inc.	129,429	13,483,913
Pandora Media, Inc.(a)	716,967	26,828,905
Total		112,427,149
IT Services 3.6%
Alliance Data Systems Corp.(a)	106,060	30,238,767
FleetCor Technologies, Inc.(a)	227,840	29,603,251
Gartner, Inc.(a)	277,540	19,305,682
MAXIMUS, Inc.	370,150	17,689,469
Total		96,837,169
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials, Inc.	707,680	13,417,613
Broadcom Corp., Class A	633,220	18,819,298
Cree, Inc.(a)	167,220	10,272,325
Total		42,509,236

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 7.1%
Autodesk, Inc.(a)	170,000	8,918,200
CommVault Systems, Inc.(a)	232,410	16,008,401
Concur Technologies, Inc.(a)	132,710	16,383,050
Guidewire Software, Inc.(a)	370,194	19,846,100
Infoblox, Inc.(a)	568,140	13,112,671
Intuit, Inc.	343,015	26,806,622
Red Hat, Inc.(a)	354,670	20,921,983
ServiceNow, Inc.(a)	341,818	23,264,133
Splunk, Inc.(a)	162,201	15,044,143
Tableau Software, Inc., Class A(a)	163,550	15,429,307
Tyler Technologies, Inc.(a)	142,760	13,388,033
Total		189,122,643
Total Information Technology		461,293,916
Materials 5.2%
Chemicals 3.3%
Eastman Chemical Co.	301,413	26,352,539
Sherwin-Williams Co. (The)	303,965	60,938,903
Total		87,291,442
Construction Materials 0.3%
Eagle Materials, Inc.	85,790	7,583,836
Containers & Packaging 0.8%
Rock-Tenn Co., Class A	199,696	22,290,067
Paper & Forest Products 0.8%
International Paper Co.	436,455	21,338,285
Total Materials		138,503,630
Telecommunication Services 1.3%
Wireless Telecommunication Services 1.3%
SBA Communications Corp., Class A(a)	361,981	34,449,732
Total Telecommunication Services		34,449,732
Utilities 0.3%
Electric Utilities 0.3%
ITC Holdings Corp.	69,501	7,130,802
Total Utilities		7,130,802
Total Common Stocks (Cost: $1,837,331,665)		2,598,116,452

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Money Market Funds 2.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b)(c)	76,602,173	76,602,173
Total Money Market Funds (Cost: $76,602,173)		76,602,173
Total Investments (Cost: $1,913,933,838)		2,674,718,625
Other Assets & Liabilities, Net		(2,601,858)
Net Assets		2,672,116,767

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,743,876	494,290,517	(463,432,220)	76,602,173	25,495	76,602,173

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Mid Cap Growth Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	560,883,871	—	—	560,883,871
Consumer Staples	171,296,429	—	—	171,296,429
Energy	166,395,196	—	—	166,395,196
Financials	246,799,890	—	—	246,799,890
Health Care	378,989,586	—	—	378,989,586
Industrials	432,373,400	—	—	432,373,400
Information Technology	461,293,916	—	—	461,293,916
Materials	138,503,630	—	—	138,503,630
Telecommunication Services	34,449,732	—	—	34,449,732
Utilities	7,130,802	—	—	7,130,802
Total Equity Securities	2,598,116,452	—	—	2,598,116,452
Mutual Funds
Money Market Funds	76,602,173	—	—	76,602,173
Total Mutual Funds	76,602,173	—	—	76,602,173
Total	2,674,718,625	—	—	2,674,718,625

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Mid Cap Growth Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,837,331,665)	$2,598,116,452
Affiliated issuers (identified cost $76,602,173)	76,602,173
Total investments (identified cost $1,913,933,838)	2,674,718,625
Receivable for:
Investments sold	22,283,796
Capital shares sold	594,465
Dividends	1,887,348
Prepaid expenses	21,524
Trustees' deferred compensation plan	99,619
Other assets	31,793
Total assets	2,699,637,170
Liabilities
Payable for:
Investments purchased	24,150,556
Capital shares purchased	2,498,197
Investment management fees	49,700
Distribution and/or service fees	10,016
Transfer agent fees	376,664
Administration fees	3,899
Plan administration fees	73
Compensation of board members	69,619
Chief compliance officer expenses	259
Other expenses	261,801
Trustees' deferred compensation plan	99,619
Total liabilities	27,520,403
Net assets applicable to outstanding capital stock	$2,672,116,767
Represented by
Paid-in capital	$1,805,802,662
Excess of distributions over net investment income	(4,188,210)
Accumulated net realized gain	109,717,528
Unrealized appreciation (depreciation) on:
Investments	760,784,787
Total — representing net assets applicable to outstanding capital stock	$2,672,116,767

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Mid Cap Growth Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$1,071,533,377
Shares outstanding	33,438,028
Net asset value per share	$32.05
Maximum offering price per share(a)	$34.01
Class B
Net assets	$17,162,394
Shares outstanding	593,721
Net asset value per share	$28.91
Class C
Net assets	$57,181,229
Shares outstanding	1,970,593
Net asset value per share	$29.02
Class I
Net assets	$205,315,626
Shares outstanding	6,137,626
Net asset value per share	$33.45
Class K
Net assets	$369,042
Shares outstanding	11,106
Net asset value per share	$33.23
Class R
Net assets	$29,248,018
Shares outstanding	933,302
Net asset value per share	$31.34
Class R4
Net assets	$210,780
Shares outstanding	6,226
Net asset value per share	$33.85
Class R5
Net assets	$13,367,008
Shares outstanding	400,484
Net asset value per share	$33.38
Class T
Net assets	$24,916,372
Shares outstanding	779,353
Net asset value per share	$31.97
Maximum offering price per share(a)	$33.92
Class W
Net assets	$360,055
Shares outstanding	11,231
Net asset value per share	$32.06
Class Y
Net assets	$281,310
Shares outstanding	8,431
Net asset value per share	$33.37
Class Z
Net assets	$1,252,171,556
Shares outstanding	37,657,927
Net asset value per share	$33.25

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Mid Cap Growth Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,067,851
Dividends — affiliated issuers	25,495
Interest	2,326
Total income	10,095,672
Expenses:
Investment management fees	8,987,240
Distribution and/or service fees
Class A	1,287,528
Class B	89,116
Class C	274,285
Class R	71,566
Class T	35,192
Class W	52,239
Transfer agent fees
Class A	978,521
Class B	16,932
Class C	52,114
Class K	74
Class R	27,195
Class R4	129
Class R5	1,577
Class T	22,288
Class W	39,702
Class Z	1,176,695
Administration fees	704,872
Plan administration fees
Class K	453
Compensation of board members	45,169
Custodian fees	12,877
Printing and postage fees	112,143
Registration fees	79,369
Professional fees	52,404
Chief compliance officer expenses	633
Total expenses	14,120,313
Net investment loss	(4,024,641)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	252,374,864
Net realized gain	252,374,864
Net change in unrealized appreciation (depreciation) on:
Investments	207,041,837
Net change in unrealized appreciation (depreciation)	207,041,837
Net realized and unrealized gain	459,416,701
Net increase in net assets resulting from operations	$455,392,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Mid Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)(b)
Operations
Net investment loss	$(4,024,641)	$(3,291,836)
Net realized gain	252,374,864	250,854,509
Net change in unrealized appreciation (depreciation)	207,041,837	109,725,912
Net increase in net assets resulting from operations	455,392,060	357,288,585
Distributions to shareholders
Net realized gains
Class A	(97,798,278)	(9,008,327)
Class B	(1,771,600)	(148,454)
Class C	(5,434,628)	(1,367,235)
Class I	(19,628,016)	(7,549,768)
Class K	(32,772)	—
Class R	(2,707,690)	(743,840)
Class R4	(18,150)	(72)
Class R5	(490,341)	(797)
Class T	(2,209,093)	(596,346)
Class W	(1,734,715)	(1,984,787)
Class Y	(23,201)	(462)
Class Z	(116,675,804)	(34,501,877)
Total distributions to shareholders	(248,524,288)	(55,901,965)
Increase (decrease) in net assets from capital stock activity	(188,293,594)	313,216,538
Total increase in net assets	18,574,178	614,603,158
Net assets at beginning of period	2,653,542,589	2,038,939,431
Net assets at end of period	$2,672,116,767	$2,653,542,589
Excess of distributions over net investment income	$(4,188,210)	$(163,569)

(a) Class K shares are for the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Mid Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	1,079,140	33,399,410	2,132,441	60,131,106
Fund merger	—	—	22,792,214	634,205,775
Distributions reinvested	3,124,290	91,916,621	316,741	8,019,884
Redemptions	(3,769,153)	(116,498,690)	(4,742,085)	(132,095,393)
Net increase	434,277	8,817,341	20,499,311	570,261,372
Class B shares
Subscriptions	5,714	158,912	10,356	266,150
Fund merger	—	—	692,621	17,602,015
Distributions reinvested	64,005	1,701,880	5,429	125,783
Redemptions(c)	(137,464)	(3,869,011)	(258,587)	(6,823,327)
Net increase (decrease)	(67,745)	(2,008,219)	449,819	11,170,621
Class C shares
Subscriptions	99,825	2,780,130	169,335	4,271,385
Fund merger	—	—	327,825	8,360,268
Distributions reinvested	171,032	4,564,849	47,498	1,104,318
Redemptions	(215,765)	(6,070,374)	(485,648)	(12,252,188)
Net increase	55,092	1,274,605	59,010	1,483,783
Class I shares
Subscriptions	250,084	8,518,646	122,602	3,326,010
Fund merger	—	—	417	12,034
Distributions reinvested	639,684	19,625,503	287,599	7,549,478
Redemptions	(2,503,114)	(82,738,796)	(2,488,726)	(75,107,256)
Net decrease	(1,613,346)	(54,594,647)	(2,078,108)	(64,219,734)
Class K shares
Subscriptions	382	12,294	2,379	71,450
Fund merger	—	—	17,936	515,477
Distributions reinvested	1,040	31,720	—	—
Redemptions	(3,144)	(103,167)	(7,487)	(228,679)
Net increase (decrease)	(1,722)	(59,153)	12,828	358,248
Class R shares
Subscriptions	126,847	3,817,987	258,541	6,929,458
Fund merger	—	—	1,849	50,460
Distributions reinvested	72,395	2,084,243	23,306	579,143
Redemptions	(207,624)	(6,331,250)	(328,787)	(8,916,344)
Net decrease	(8,382)	(429,020)	(45,091)	(1,357,283)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Mid Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R4 shares
Subscriptions	5,505	188,022	675	19,618
Fund merger	—	—	282	8,249
Distributions reinvested	513	15,931	—	—
Redemptions	(749)	(24,555)	—	—
Net increase	5,269	179,398	957	27,867
Class R5 shares
Subscriptions	483,433	15,562,588	253,260	7,855,744
Distributions reinvested	16,005	490,060	28	728
Redemptions	(222,942)	(7,278,298)	(214,834)	(6,554,386)
Net increase	276,496	8,774,350	38,454	1,302,086
Class T shares
Subscriptions	9,278	274,606	5,163	136,645
Distributions reinvested	62,773	1,843,016	19,642	496,360
Redemptions	(31,288)	(977,373)	(81,218)	(2,232,305)
Net increase (decrease)	40,763	1,140,249	(56,413)	(1,599,300)
Class W shares
Subscriptions	130,845	4,122,001	1,492,129	42,509,692
Distributions reinvested	58,932	1,734,377	78,354	1,984,703
Redemptions	(3,681,276)	(118,091,620)	(591,709)	(16,466,168)
Net increase (decrease)	(3,491,499)	(112,235,242)	978,774	28,028,227
Class Y shares
Subscriptions	559	17,867	6,796	210,137
Distributions reinvested	696	21,303	—	—
Redemptions	(223)	(7,270)	—	—
Net increase	1,032	31,900	6,796	210,137
Class Z shares
Subscriptions	1,637,613	52,229,959	2,978,798	83,552,744
Fund merger	—	—	51,867	1,490,949
Distributions reinvested	2,587,851	78,955,342	826,522	21,605,284
Redemptions	(5,286,861)	(170,370,457)	(11,931,071)	(339,098,463)
Net decrease	(1,061,397)	(39,185,156)	(8,073,884)	(232,449,486)
Total net increase (decrease)	(5,431,162)	(188,293,594)	11,792,453	313,216,538

(a) Class K shares are for the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Mid Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$29.89		$26.41		$25.75		$20.22		$17.58		$23.47
Income from investment operations:
Net investment loss	(0.07)		(0.11)		(0.06)		(0.17)		(0.10)		(0.03)
Net realized and unrealized gain (loss)	5.30		4.36		1.55		5.70		2.74		(5.37)
Total from investment operations	5.23		4.25		1.49		5.53		2.64		(5.40)
Less distributions to shareholders:
Net realized gains	(3.07)		(0.77)		(0.83)		—		—		(0.49)
Total distributions to shareholders	(3.07)		(0.77)		(0.83)		—		—		(0.49)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	—		0.00	(a)
Net asset value, end of period	$32.05		$29.89		$26.41		$25.75		$20.22		$17.58
Total return	18.43%		16.60%		5.97%		27.35%		15.02%		(22.38%)
Ratios to average net assets(b)
Total gross expenses	1.19	%(c)	1.20%		1.22%		1.19	%(d)	1.23	%(d)	1.26%
Total net expenses(e)	1.19	%(c)	1.20	%(f)	1.22	%(f)	1.19	%(d)(f)	1.23	%(d)(f)	1.26	%(f)
Net investment loss	(0.43	%)(c)	(0.40%)		(0.22%)		(0.63%)		(0.49%)		(0.20%)
Supplemental data
Net assets, end of period (in thousands)	$1,071,533		$986,482		$330,302		$304,214		$65,123		$53,881
Portfolio turnover	50%		109%		141%		138%		137%		160%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$27.20		$24.29		$23.92		$18.93		$16.59		$22.35
Income from investment operations:
Net investment loss	(0.17)		(0.31)		(0.23)		(0.34)		(0.23)		(0.14)
Net realized and unrealized gain (loss)	4.81		3.99		1.43		5.33		2.57		(5.13)
Total from investment operations	4.64		3.68		1.20		4.99		2.34		(5.27)
Less distributions to shareholders:
Net realized gains	(2.93)		(0.77)		(0.83)		—		—		(0.49)
Total distributions to shareholders	(2.93)		(0.77)		(0.83)		—		—		(0.49)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	—		0.00	(a)
Net asset value, end of period	$28.91		$27.20		$24.29		$23.92		$18.93		$16.59
Total return	18.00%		15.68%		5.19%		26.36%		14.10%		(22.93%)
Ratios to average net assets(b)
Total gross expenses	1.94	%(c)	1.95%		1.99%		1.95	%(d)	1.98	%(d)	2.01%
Total net expenses(e)	1.94	%(c)	1.95	%(f)	1.99	%(f)	1.95	%(d)(f)	1.98	%(d)(f)	2.01	%(f)
Net investment loss	(1.18	%)(c)	(1.20%)		(0.99%)		(1.39%)		(1.24%)		(0.95%)
Supplemental data
Net assets, end of period (in thousands)	$17,162		$17,994		$5,140		$7,604		$5,582		$8,322
Portfolio turnover	50%		109%		141%		138%		137%		160%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$27.30		$24.37		$23.99		$18.98		$16.63		$22.41
Income from investment operations:
Net investment loss	(0.17)		(0.26)		(0.23)		(0.35)		(0.24)		(0.14)
Net realized and unrealized gain (loss)	4.82		3.96		1.44		5.36		2.59		(5.15)
Total from investment operations	4.65		3.70		1.21		5.01		2.35		(5.29)
Less distributions to shareholders:
Net realized gains	(2.93)		(0.77)		(0.83)		—		—		(0.49)
Total distributions to shareholders	(2.93)		(0.77)		(0.83)		—		—		(0.49)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	—		0.00	(a)
Net asset value, end of period	$29.02		$27.30		$24.37		$23.99		$18.98		$16.63
Total return	17.96%		15.71%		5.22%		26.40%		14.13%		(22.96%)
Ratios to average net assets(b)
Total gross expenses	1.94	%(c)	1.96%		1.98%		1.94	%(d)	1.98	%(d)	2.01%
Total net expenses(e)	1.94	%(c)	1.96	%(f)	1.98	%(f)	1.94	%(d)(f)	1.98	%(d)(f)	2.01	%(f)
Net investment loss	(1.18	%)(c)	(1.04%)		(0.98%)		(1.39%)		(1.24%)		(0.95%)
Supplemental data
Net assets, end of period (in thousands)	$57,181		$52,284		$45,236		$54,224		$9,858		$9,106
Portfolio turnover	50%		109%		141%		138%		137%		160%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class I	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$31.09		$27.33	$26.49	$23.23
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	0.05	0.06	(0.06)
Net realized and unrealized gain	5.52		4.48	1.61	3.32
Total from investment operations	5.52		4.53	1.67	3.26
Less distributions to shareholders:
Net realized gains	(3.16)		(0.77)	(0.83)	—
Total distributions to shareholders	(3.16)		(0.77)	(0.83)	—
Proceeds from regulatory settlements	—		—	0.00 (b)	0.00	(b)
Net asset value, end of period	$33.45		$31.09	$27.33	$26.49
Total return	18.66%		17.08%	6.49%	14.03%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.77%	0.78%	0.80	%(d)(e)
Total net expenses(f)	0.75	%(d)	0.77%	0.78%	0.80	%(d)(e)(g)
Net investment income (loss)	(0.01	%)(d)	0.17%	0.23%	(0.22	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$205,316		$240,974	$268,601	$180,383
Portfolio turnover	50%		109%	141%	138%

Notes to Financial Highlights

(a)  For the period from September 7, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

Class K	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$30.89		$28.08
Income from investment operations:
Net investment loss	(0.04)		(0.06)
Net realized and unrealized gain	5.48		2.87
Total from investment operations	5.44		2.81
Less distributions to shareholders:
Net realized gains	(3.10)		—
Total distributions to shareholders	(3.10)		—
Net asset value, end of period	$33.23		$30.89
Total return	18.52%		10.01%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.05	%(c)
Total net expenses(d)	1.04	%(c)	1.05	%(c)
Net investment loss	(0.28	%)(c)	(0.42	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$369		$396
Portfolio turnover	50%		109%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$29.28		$25.96		$25.38		$19.98		$17.42		$23.32
Income from investment operations:
Net investment loss	(0.10)		(0.14)		(0.12)		(0.23)		(0.15)		(0.07)
Net realized and unrealized gain (loss)	5.18		4.23		1.53		5.63		2.71		(5.34)
Total from investment operations	5.08		4.09		1.41		5.40		2.56		(5.41)
Less distributions to shareholders:
Net realized gains	(3.02)		(0.77)		(0.83)		—		—		(0.49)
Total distributions to shareholders	(3.02)		(0.77)		(0.83)		—		—		(0.49)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	—		0.00	(a)
Net asset value, end of period	$31.34		$29.28		$25.96		$25.38		$19.98		$17.42
Total return	18.28%		16.27%		5.73%		27.03%		14.70%		(22.57%)
Ratios to average net assets(b)
Total gross expenses	1.44	%(c)	1.46%		1.48%		1.44	%(d)	1.48	%(d)	1.51%
Total net expenses(e)	1.44	%(c)	1.46	%(f)	1.48	%(f)	1.44	%(d)(f)	1.48	%(d)(f)	1.51	%(f)
Net investment loss	(0.68	%)(c)	(0.53%)		(0.48%)		(0.88%)		(0.73%)		(0.45%)
Supplemental data
Net assets, end of period (in thousands)	$29,248		$27,574		$25,613		$26,196		$5,112		$3,876
Portfolio turnover	50%		109%		141%		138%		137%		160%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August31, 2013(a)
Per share data
Net asset value, beginning of period	$31.42		$26.58
Income from investment operations:
Net investment loss	(0.01)		(0.09)
Net realized and unrealized gain	5.56		5.70
Total from investment operations	5.55		5.61
Less distributions to shareholders:
Net realized gains	(3.12)		(0.77)
Total distributions to shareholders	(3.12)		(0.77)
Net asset value, end of period	$33.85		$31.42
Total return	18.56%		21.61%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.96	%(c)
Total net expenses(d)	0.95	%(c)	0.96	%(c)(e)
Net investment loss	(0.05	%)(c)	(0.41	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$211		$30
Portfolio turnover	50%		109%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class R5	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$31.03		$27.31	$26.47	$28.05
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)	0.06	(0.03)
Net realized and unrealized gain (loss)	5.51		4.53	1.61	(1.55	)(b)
Total from investment operations	5.50		4.49	1.67	(1.58)
Less distributions to shareholders:
Net realized gains	(3.15)		(0.77)	(0.83)	—
Total distributions to shareholders	(3.15)		(0.77)	(0.83)	—
Proceeds from regulatory settlements	—		—	0.00 (c)	—
Net asset value, end of period	$33.38		$31.03	$27.31	$26.47
Total return	18.64%		16.94%	6.50%	(5.63%)
Ratios to average net assets(d)
Total gross expenses	0.80	%(e)	0.81%	0.78%	0.78	%(e)(f)
Total net expenses(g)	0.80	%(e)	0.81%	0.78%	0.78	%(e)(f)(h)
Net investment income (loss)	(0.04	%)(e)	(0.14%)	0.22%	(0.24	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$13,367		$3,847	$2,336	$2,198
Portfolio turnover	50%		109%	141%	138%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to August 31, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class T	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$29.82		$26.37		$25.72		$20.21		$17.58		$23.48
Income from investment operations:
Net investment loss	(0.07)		(0.09)		(0.07)		(0.18)		(0.11)		(0.04)
Net realized and unrealized gain (loss)	5.28		4.31		1.55		5.69		2.74		(5.37)
Total from investment operations	5.21		4.22		1.48		5.51		2.63		(5.41)
Less distributions to shareholders:
Net realized gains	(3.06)		(0.77)		(0.83)		—		—		(0.49)
Total distributions to shareholders	(3.06)		(0.77)		(0.83)		—		—		(0.49)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	—		0.00	(a)
Net asset value, end of period	$31.97		$29.82		$26.37		$25.72		$20.21		$17.58
Total return	18.39%		16.51%		5.94%		27.26%		14.96%		(22.41%)
Ratios to average net assets(b)
Total gross expenses	1.24	%(c)	1.26%		1.28%		1.26	%(d)	1.28	%(d)	1.31%
Total net expenses(e)	1.24	%(c)	1.26	%(f)	1.28	%(f)	1.26	%(d)(f)	1.28	%(d)(f)	1.31	%(f)
Net investment income	(0.48	%)(c)	(0.32%)		(0.28%)		(0.69%)		(0.54%)		(0.25%)
Supplemental data
Net assets, end of period (in thousands)	$24,916		$22,027		$20,965		$22,127		$19,582		$18,847
Portfolio turnover	50%		109%		141%		138%		137%		160%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class W	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$29.91		$26.43		$25.76		$22.67
Income from investment operations:
Net investment loss	(0.10)		(0.08)		(0.05)		(0.16)
Net realized and unrealized gain	5.32		4.33		1.55		3.25
Total from investment operations	5.22		4.25		1.50		3.09
Less distributions to shareholders:
Net realized gains	(3.07)		(0.77)		(0.83)		—
Total distributions to shareholders	(3.07)		(0.77)		(0.83)		—
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$32.06		$29.91		$26.43		$25.76
Total return	18.38%		16.59%		6.01%		13.63%
Ratios to average net assets(c)
Total gross expenses	1.15	%(d)	1.21%		1.22%		1.19	%(d)(e)
Total net expenses(f)	1.15	%(d)	1.21	%(g)	1.22	%(g)	1.19	%(d)(e)(g)
Net investment loss	(0.59	%)(d)	(0.28%)		(0.21%)		(0.63	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$360		$104,752		$66,704		$45,119
Portfolio turnover	50%		109%		141%		138%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Y	(Unaudited)		2013	2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$31.01		$27.26	$26.46	$20.72		$17.98		$16.18
Income from investment operations:
Net investment income	0.00	(b)	0.07	0.03	(0.04)		(0.03)		0.01
Net realized and unrealized gain	5.51		4.45	1.60	5.78		2.80		1.79
Total from investment operations	5.51		4.52	1.63	5.74		2.77		1.80
Less distributions to shareholders:
Net investment income	—		—	—	—		(0.03)		—
Net realized gains	(3.15)		(0.77)	(0.83)	—		—		—
Total distributions to shareholders	(3.15)		(0.77)	(0.83)	—		(0.03)		—
Proceeds from regulatory settlements	—		—	0.00 (b)	0.00	(b)	—		—
Net asset value, end of period	$33.37		$31.01	$27.26	$26.46		$20.72		$17.98
Total return	18.67%		17.09%	6.35%	27.70%		15.43%		11.12%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.83%	0.88%	0.86	%(e)	0.84	%(e)	0.86	%(d)
Total net expenses(f)	0.75	%(d)	0.83%	0.88%	0.86	%(e)(g)	0.84	%(e)(g)	0.86	%(d)(g)
Net investment income	0.02	%(d)	0.26%	0.10%	(0.15%)		(0.13%)		0.31	%(d)
Supplemental data
Net assets, end of period (in thousands)	$281		$229	$16	$32		$1,013		$3,067
Portfolio turnover	50%		109%	141%	138%		137%		160%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$30.91		$27.23		$26.45		$20.72		$17.98		$23.92
Income from investment operations:
Net investment income (loss)	(0.03)		(0.00	)(a)	0.01		(0.10)		(0.05)		0.01
Net realized and unrealized gain (loss)	5.49		4.45		1.60		5.83		2.80		(5.46)
Total from investment operations	5.46		4.45		1.61		5.73		2.75		(5.45)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.01)		—
Net realized gains	(3.12)		(0.77)		(0.83)		—		—		(0.49)
Total distributions to shareholders	(3.12)		(0.77)		(0.83)		—		(0.01)		(0.49)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	—		0.00	(a)
Net asset value, end of period	$33.25		$30.91		$27.23		$26.45		$20.72		$17.98
Total return	18.57%		16.84%		6.27%		27.65%		15.29%		(22.16%)
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)	0.96%		0.97%		0.95	%(d)	0.98	%(d)	1.01%
Total net expenses(e)	0.94	%(c)	0.96	%(f)	0.97	%(f)	0.95	%(d)(f)	0.98	%(d)(f)	1.01	%(f)
Net investment income (loss)	(0.18	%)(c)	(0.01%)		0.03%		(0.39%)		(0.24%)		0.05%
Supplemental data
Net assets, end of period (in thousands)	$1,252,172		$1,196,953		$1,274,026		$1,198,927		$986,590		$954,718
Portfolio turnover	50%		109%		141%		138%		137%		160%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Mid Cap Growth Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange

Semiannual Report 2014
28

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to

Semiannual Report 2014
29

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.67% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class A, Class B, Class C, Class R, Class R4, Class T, Class W and Class Z shares are subject to an annual transfer agent fee limitation of not more than 0.19% of the average daily net assets attributable to each share class through December 31, 2014. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

Semiannual Report 2014
30

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.04
Class R	0.19
Class R4	0.19
Class R5	0.04
Class T	0.19
Class W	0.19
Class Z	0.19

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 28, 2014, the Fund's total potential future obligation over the life of the Guaranty is $186,187. The liability remaining at February 28, 2014 for non-recurring charges associated with the lease amounted to $110,130 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at February 28, 2014 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,197.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2014 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

Semiannual Report 2014
31

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

$164,448 for Class A, $2,364 for Class B, $452 for Class C and $20 for Class T shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014	Prior to January 1, 2014
Class A	1.33%	1.35%
Class B	2.08	2.10
Class C	2.08	2.10
Class I	0.94	0.94
Class K	1.24	1.24
Class R	1.58	1.60
Class R4	1.08	1.10
Class R5	0.99	0.99
Class T	1.38	1.40
Class W	1.33	1.35
Class Y	0.94	0.94
Class Z	1.08	1.10

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $1,913,934,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$765,695,000
Unrealized depreciation	(4,910,000)
Net unrealized appreciation	$760,785,000

The following capital loss carryforward, determined as of August 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	28,080,558
2016	59,497,626
Total	87,578,184

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,309,044,034 and $1,776,951,747, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder account owned 14.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares

Semiannual Report 2014
32

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

was owned beneficially by such account. Affiliated shareholder accounts owned 11.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Fund Merger

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Mid Cap Growth Opportunity Fund, a series of Columbia Funds Series Trust I (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $2,034,157,302 and the combined net assets immediately after the acquisition were $2,696,402,529.

The merger was accomplished by a tax-free exchange of 60,985,326 shares of the acquired fund valued at $662,245,227 (including $126,187,391 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	22,792,214
Class B	692,621
Class C	327,825
Class I	417
Class K	17,936
Class R	1,849
Class R4	282
Class Z	51,867

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on September 1, 2012, the Fund's pro-forma net investment loss, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended August 31, 2013 would have been approximately $(3.2) million, $261.3 million, $152.9 million and $411.0 million, respectively.

Note 10. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Semiannual Report 2014
33

Columbia Mid Cap Growth Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
34

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35

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Semiannual Report 2014
36

Columbia Mid Cap Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia Mid Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR194_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Small Cap Growth Fund I

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Small Cap Growth Fund I

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	26
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Small Cap Growth Fund I

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Growth Fund I (the Fund) Class A shares returned 18.57% excluding sales charges for the six months ended February 28, 2014.

>  The Fund underperformed its benchmark, the Russell 2000 Growth Index, which returned 19.20% and outperformed the Russell 2000 Index, which returned 17.75% during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	11/01/05
Excluding sales charges		18.57	36.99	25.67	10.11
Including sales charges		11.76	29.11	24.19	9.46
Class B*	11/01/05
Excluding sales charges		18.14	36.01	24.72	9.30
Including sales charges		13.14	31.01	24.56	9.30
Class C*	11/01/05
Excluding sales charges		18.14	36.01	24.72	9.30
Including sales charges		17.14	35.01	24.72	9.30
Class I*	09/27/10	18.83	37.60	26.14	10.46
Class K*	02/28/13	18.68	37.20	25.83	10.26
Class R*	09/27/10	18.41	36.65	25.35	9.85
Class R4*	11/08/12	18.74	37.36	25.99	10.39
Class R5*	02/28/13	18.80	37.55	26.01	10.40
Class Y*	07/15/09	18.84	37.61	26.17	10.47
Class Z	10/01/96	18.73	37.32	25.97	10.39
Russell 2000 Growth Index		19.20	37.06	28.05	9.19
Russell 2000 Index		17.75	31.56	26.63	8.71

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Small Cap Growth Fund I

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Middleby Corp. (The)	2.3
CoStar Group, Inc.	2.0
Align Technology, Inc.	1.9
Cogent Communications Group, Inc.	1.7
Domino's Pizza, Inc.	1.7
Guidewire Software, Inc.	1.7
athenahealth, Inc.	1.7
Proofpoint, Inc.	1.6
Advisory Board Co. (The)	1.6
Kate Spade & Co.	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Common Stocks	99.4
Consumer Discretionary	20.5
Consumer Staples	2.7
Energy	3.5
Financials	4.9
Health Care	21.9
Industrials	16.6
Information Technology	27.2
Materials	0.4
Telecommunication Services	1.7
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Wayne Collette, CFA

Lawrence Lin, CFA

Rahul Narang

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Small Cap Growth Fund I

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,185.70	1,018.45	7.08	6.54	1.30
Class B	1,000.00	1,000.00	1,181.40	1,014.71	11.15	10.30	2.05
Class C	1,000.00	1,000.00	1,181.40	1,014.71	11.15	10.30	2.05
Class I	1,000.00	1,000.00	1,188.30	1,020.64	4.69	4.33	0.86
Class K	1,000.00	1,000.00	1,186.80	1,019.20	6.27	5.79	1.15
Class R	1,000.00	1,000.00	1,184.10	1,017.20	8.44	7.80	1.55
Class R4	1,000.00	1,000.00	1,187.40	1,019.75	5.67	5.24	1.04
Class R5	1,000.00	1,000.00	1,188.00	1,020.39	4.96	4.58	0.91
Class Y	1,000.00	1,000.00	1,188.40	1,020.69	4.64	4.28	0.85
Class Z	1,000.00	1,000.00	1,187.30	1,019.70	5.73	5.29	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
4

Columbia Small Cap Growth Fund I

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%

Issuer	Shares	Value ($)
Consumer Discretionary 20.5%
Automobiles 0.7%
Winnebago Industries, Inc.(a)	403,000	10,743,980
Diversified Consumer Services 1.4%
LifeLock, Inc.(a)	1,008,100	20,071,271
Hotels, Restaurants & Leisure 5.7%
Chuy's Holdings, Inc.(a)	209,000	8,320,290
Diamond Resorts International, Inc.(a)	569,282	10,355,240
Domino's Pizza, Inc.	311,517	24,628,534
Red Robin Gourmet Burgers, Inc.(a)	237,739	18,527,000
SeaWorld Entertainment, Inc.	166,600	5,687,724
Six Flags Entertainment Corp.	221,580	9,040,464
Sonic Corp.(a)	281,500	5,736,970
Total		82,296,222
Internet & Catalog Retail 1.7%
Qunar Cayman Islands Ltd., ADR(a)	228,507	6,967,178
RetailMeNot, Inc.(a)	252,300	10,538,571
Shutterfly, Inc.(a)	136,600	7,452,896
Total		24,958,645
Leisure Equipment & Products 0.8%
Brunswick Corp.	271,609	12,165,367
Media 1.5%
Eros International PLC(a)	416,000	5,420,480
MDC Partners, Inc., Class A	332,323	7,473,944
Nexstar Broadcasting Group, Inc., Class A	192,452	8,213,852
Total		21,108,276
Multiline Retail 1.1%
Burlington Stores, Inc.(a)	573,812	15,636,377
Specialty Retail 6.0%
Cabela's, Inc.(a)	131,613	8,728,574
Conn's, Inc.(a)	282,603	10,117,188
Five Below, Inc.(a)	532,200	20,510,988
Lumber Liquidators Holdings, Inc.(a)	158,662	17,021,259
Mattress Firm Holding Corp.(a)	184,400	8,037,996
Monro Muffler Brake, Inc.	296,500	17,692,155
Pier 1 Imports, Inc.	281,900	5,333,548
Total		87,441,708

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.6%
Kate Spade & Co.(a)	680,300	23,279,866
Total Consumer Discretionary		297,701,712
Consumer Staples 2.7%
Food & Staples Retailing 1.6%
Natural Grocers by Vitamin Cottage, Inc.(a)	227,056	9,250,261
Pricesmart, Inc.	75,500	7,680,615
Susser Holdings Corp.(a)	88,124	5,338,552
Total		22,269,428
Food Products 1.1%
Annie's, Inc.(a)	185,200	6,941,296
Hain Celestial Group, Inc. (The)(a)	105,000	9,376,500
Total		16,317,796
Total Consumer Staples		38,587,224
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Bonanza Creek Energy, Inc.(a)	110,000	5,496,700
Carrizo Oil & Gas, Inc.(a)	284,214	14,136,804
Diamondback Energy, Inc.(a)	96,900	6,233,577
Rex Energy Corp.(a)	261,300	4,964,700
Sanchez Energy Corp.(a)	483,711	14,409,751
Western Refining, Inc.	140,755	5,130,520
Total		50,372,052
Total Energy		50,372,052
Financials 5.0%
Capital Markets 0.6%
Financial Engines, Inc.	154,300	8,719,493
Commercial Banks 1.5%
Bancorp, Inc. (The)(a)	288,300	5,520,945
BankUnited, Inc.	470,800	15,762,384
Total		21,283,329
Consumer Finance 0.5%
Portfolio Recovery Associates, Inc.(a)	133,478	7,238,512
Real Estate Investment Trusts (REITs) 2.4%
Altisource Residential Corp.	710,555	20,307,662
DiamondRock Hospitality Co.	568,253	7,171,353

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Sovran Self Storage, Inc.	97,600	7,221,424
Total		34,700,439
Total Financials		71,941,773
Health Care 21.9%
Biotechnology 8.2%
Aegerion Pharmaceuticals, Inc.(a)	96,500	5,284,340
Alnylam Pharmaceuticals, Inc.(a)	158,860	12,905,786
Arrowhead Research Corp.(a)	558,420	10,855,685
Auspex Pharmaceuticals, Inc.(a)	213,185	5,265,669
Celldex Therapeutics, Inc.(a)	218,600	6,387,492
Cepheid, Inc.(a)	135,500	7,270,930
Clovis Oncology, Inc.(a)	96,600	7,691,292
Dicerna Pharmaceuticals, Inc.(a)	80,896	2,970,501
Infinity Pharmaceuticals, Inc.(a)	405,720	6,361,690
Insmed, Inc.(a)	388,000	7,763,880
Isis Pharmaceuticals, Inc.(a)	197,500	10,072,500
Keryx Biopharmaceuticals, Inc.(a)	613,619	9,848,585
Kythera Biopharmaceuticals, Inc.(a)	114,866	5,739,854
Novavax, Inc.(a)	1,126,800	7,211,520
TESARO, Inc.(a)	179,896	5,938,367
Ultragenyx Pharmaceutical, Inc.(a)	141,543	7,892,438
Total		119,460,529
Health Care Equipment & Supplies 4.7%
Align Technology, Inc.(a)	530,046	27,737,307
Cerus Corp.(a)	660,167	4,264,679
Cyberonics, Inc.(a)	142,200	9,736,434
GenMark Diagnostics, Inc.(a)	415,500	5,177,130
Insulet Corp.(a)	302,196	14,327,113
TearLab Corp.(a)	829,666	6,678,811
Total		67,921,474
Health Care Providers & Services 2.2%
Air Methods Corp.(a)	187,100	10,107,142
Centene Corp.(a)	119,400	7,603,392
ExamWorks Group, Inc.(a)	289,300	10,524,734
IPC The Hospitalist Co., Inc.(a)	70,165	3,601,569
Total		31,836,837
Health Care Technology 3.2%
athenahealth, Inc.(a)	124,093	24,057,910
HMS Holdings Corp.(a)	332,675	6,806,530

Common Stocks (continued)

Issuer	Shares	Value ($)
Medidata Solutions, Inc.(a)	250,300	16,044,230
Total		46,908,670
Life Sciences Tools & Services 1.3%
ICON PLC(a)	414,874	$19,432,698
Pharmaceuticals 2.3%
AcelRx Pharmaceuticals, Inc.(a)	442,000	5,052,060
Akorn, Inc.(a)	398,000	10,276,360
Jazz Pharmaceuticals PLC(a)	47,251	7,179,553
Pacira Pharmaceuticals, Inc.(a)	85,800	6,712,992
Revance Therapeutics, Inc.(a)	135,778	3,656,502
Total		32,877,467
Total Health Care		318,437,675
Industrials 16.6%
Air Freight & Logistics 0.6%
XPO Logistics, Inc.(a)	260,730	8,197,351
Airlines 1.6%
Alaska Air Group, Inc.	105,071	9,103,351
Spirit Airlines, Inc.(a)	246,900	13,944,912
Total		23,048,263
Commercial Services & Supplies 0.3%
MiX Telematics Ltd., ADR(a)	427,908	5,220,478
Electrical Equipment 1.4%
Acuity Brands, Inc.	91,874	12,958,828
Generac Holdings, Inc.	123,800	7,052,886
Total		20,011,714
Machinery 4.0%
Manitowoc Co., Inc. (The)	236,800	7,326,592
Middleby Corp. (The)(a)	111,500	33,066,440
Proto Labs, Inc.(a)	78,288	6,098,635
Rexnord Corp.(a)	411,152	12,330,449
Total		58,822,116
Marine 1.5%
Baltic Trading Ltd.	975,300	6,680,805
Navios Maritime Holdings, Inc.	770,900	7,392,931
Safe Bulkers, Inc.	696,800	7,135,232
Total		21,208,968
Professional Services 4.3%
Advisory Board Co. (The)(a)	363,400	23,286,672
On Assignment, Inc.(a)	216,400	7,444,160

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
TrueBlue, Inc.(a)	335,057	9,542,423
Wageworks, Inc.(a)	383,481	22,682,901
Total		62,956,156
Road & Rail 0.4%
Swift Transportation Co.(a)	223,000	5,432,280
Trading Companies & Distributors 2.5%
Beacon Roofing Supply, Inc.(a)	247,800	9,364,362
DXP Enterprises, Inc.(a)	71,500	7,275,840
H&E Equipment Services, Inc.(a)	227,400	7,440,528
Watsco, Inc.	128,270	12,619,203
Total		36,699,933
Total Industrials		241,597,259
Information Technology 27.3%
Electronic Equipment, Instruments & Components 2.4%
Cognex Corp.(a)	190,630	7,179,126
Control4 Corp.(a)	323,100	6,756,021
FEI Co.	114,800	11,784,220
FLIR Systems, Inc.	267,500	9,132,450
Total		34,851,817
Internet Software & Services 10.8%
21Vianet Group, Inc., ADR(a)	335,000	8,706,650
Benefitfocus, Inc.(a)	117,288	7,597,917
ChannelAdvisor Corp.(a)	187,240	8,496,951
Cornerstone OnDemand, Inc.(a)	343,339	20,044,131
CoStar Group, Inc.(a)	142,376	28,623,271
Cvent, Inc.(a)	193,500	7,600,680
Envestnet, Inc.(a)	159,400	6,669,296
Gogo, Inc.(a)	384,000	8,006,400
Pandora Media, Inc.(a)	427,000	15,978,340
Shutterstock, Inc.(a)	110,742	11,005,540
SPS Commerce, Inc.(a)	82,600	5,600,280
Xoom Corp.(a)	268,900	7,537,267
Yelp, Inc.(a)	213,198	20,130,155
Total		155,996,878
IT Services 3.3%
Acxiom Corp.(a)	421,600	15,696,168
Euronet Worldwide, Inc.(a)	272,100	10,410,546
MAXIMUS, Inc.	459,300	21,949,947
Total		48,056,661

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.2%
Canadian Solar, Inc.(a)	122,705	5,133,977
Formfactor, Inc.(a)	979,024	6,980,441
Himax Technologies, Inc., ADR	939,800	12,978,638
SunEdison, Inc.(a)	385,700	7,081,452
Total		32,174,508
Software 8.6%
Aspen Technology, Inc.(a)	322,839	15,157,291
Fortinet, Inc.(a)	382,200	8,847,930
Guidewire Software, Inc.(a)	451,730	24,217,245
Proofpoint, Inc.(a)	564,984	23,418,587
PTC, Inc.(a)	421,100	16,553,441
Tyler Technologies, Inc.(a)	183,741	17,231,231
Ultimate Software Group, Inc. (The)(a)	120,850	20,061,100
Total		125,486,825
Total Information Technology		396,566,689
Materials 0.4%
Paper & Forest Products 0.4%
Louisiana-Pacific Corp.(a)	299,900	5,635,121
Total Materials		5,635,121
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
Cogent Communications Group, Inc.	645,672	24,755,065
Total Telecommunication Services		24,755,065
Total Common Stocks (Cost: $1,072,203,537)		1,445,594,570

Money Market Funds 0.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b)(c)	8,107,048	8,107,048
Total Money Market Funds (Cost: $8,107,048)		8,107,048
Total Investments (Cost: $1,080,310,585)		1,453,701,618
Other Assets & Liabilities, Net		(3,587,982)
Net Assets		1,450,113,636

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,016,170	347,015,700	(370,924,822)	8,107,048	8,456	8,107,048

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Small Cap Growth Fund I

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	297,701,712	—	—	297,701,712
Consumer Staples	38,587,224	—	—	38,587,224
Energy	50,372,052	—	—	50,372,052
Financials	71,941,773	—	—	71,941,773
Health Care	318,437,675	—	—	318,437,675
Industrials	241,597,259	—	—	241,597,259
Information Technology	396,566,689	—	—	396,566,689
Materials	5,635,121	—	—	5,635,121
Telecommunication Services	24,755,065	—	—	24,755,065
Total Equity Securities	1,445,594,570	—	—	1,445,594,570
Mutual Funds
Money Market Funds	8,107,048	—	—	8,107,048
Total Mutual Funds	8,107,048	—	—	8,107,048
Total	1,453,701,618	—	—	1,453,701,618

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Small Cap Growth Fund I

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,072,203,537)	$1,445,594,570
Affiliated issuers (identified cost $8,107,048)	8,107,048
Total investments (identified cost $1,080,310,585)	1,453,701,618
Receivable for:
Investments sold	30,274,938
Capital shares sold	543,747
Dividends	318,611
Reclaims	5,982
Trustees' deferred compensation plan	87,212
Other assets	22,863
Total assets	1,484,954,971
Liabilities
Payable for:
Investments purchased	33,508,464
Capital shares purchased	834,764
Investment management fees	29,962
Distribution and/or service fees	2,760
Transfer agent fees	221,805
Administration fees	3,017
Plan administration fees	11
Compensation of board members	60,299
Chief compliance officer expenses	97
Other expenses	92,944
Trustees' deferred compensation plan	87,212
Total liabilities	34,841,335
Net assets applicable to outstanding capital stock	$1,450,113,636
Represented by
Paid-in capital	$970,013,710
Excess of distributions over net investment income	(5,558,196)
Accumulated net realized gain	112,267,089
Unrealized appreciation (depreciation) on:
Investments	373,391,033
Total — representing net assets applicable to outstanding capital stock	$1,450,113,636

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Small Cap Growth Fund I

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$276,845,863
Shares outstanding	8,207,505
Net asset value per share	$33.73
Maximum offering price per share(a)	$35.79
Class B
Net assets	$3,914,361
Shares outstanding	123,722
Net asset value per share	$31.64
Class C
Net assets	$24,824,101
Shares outstanding	784,626
Net asset value per share	$31.64
Class I
Net assets	$107,496,725
Shares outstanding	3,108,406
Net asset value per share	$34.58
Class K
Net assets	$55,179
Shares outstanding	1,607
Net asset value per share	$34.34
Class R
Net assets	$3,474,370
Shares outstanding	103,391
Net asset value per share	$33.60
Class R4
Net assets	$207,292
Shares outstanding	5,903
Net asset value per share	$35.12
Class R5
Net assets	$1,917,912
Shares outstanding	55,834
Net asset value per share	$34.35
Class Y
Net assets	$15,680,877
Shares outstanding	453,613
Net asset value per share	$34.57
Class Z
Net assets	$1,015,696,956
Shares outstanding	29,530,876
Net asset value per share	$34.39

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Small Cap Growth Fund I

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,397,221
Dividends — affiliated issuers	8,456
Foreign taxes withheld	(8,973)
Total income	2,396,704
Expenses:
Investment management fees	5,319,286
Distribution and/or service fees
Class A	334,635
Class B	19,705
Class C	119,520
Class R	8,774
Transfer agent fees
Class A	260,762
Class B	3,839
Class C	23,282
Class K	13
Class R	3,418
Class R4	630
Class R5	420
Class Z	990,373
Administration fees	535,668
Plan administration fees
Class K	65
Compensation of board members	29,310
Custodian fees	11,823
Printing and postage fees	39,926
Registration fees	71,126
Professional fees	31,864
Line of credit interest expense	162
Chief compliance officer expenses	369
Other	10,583
Total expenses	7,815,553
Net investment loss	(5,418,849)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	204,251,169
Net realized gain	204,251,169
Net change in unrealized appreciation (depreciation) on:
Investments	44,939,512
Net change in unrealized appreciation (depreciation)	44,939,512
Net realized and unrealized gain	249,190,681
Net increase in net assets resulting from operations	$243,771,832

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Small Cap Growth Fund I

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)(b)
Operations
Net investment loss	$(5,418,849)	$(4,566,385)
Net realized gain	204,251,169	156,042,133
Net change in unrealized appreciation (depreciation)	44,939,512	108,862,382
Net increase in net assets resulting from operations	243,771,832	260,338,130
Distributions to shareholders
Net realized gains
Class A	(39,108,125)	(5,725,926)
Class B	(586,455)	(137,440)
Class C	(3,537,546)	(1,044,679)
Class I	(14,193,780)	(8,663,850)
Class K	(7,689)	—
Class R	(506,567)	(5,009)
Class R4	(80,948)	(249)
Class R5	(304,366)	—
Class Y	(2,212,647)	(1,221,162)
Class Z	(151,266,634)	(78,109,613)
Total distributions to shareholders	(211,804,757)	(94,907,928)
Increase (decrease) in net assets from capital stock activity	36,382,524	199,118,514
Total increase in net assets	68,349,599	364,548,716
Net assets at beginning of period	1,381,764,037	1,017,215,321
Net assets at end of period	$1,450,113,636	$1,381,764,037
Excess of distributions over net investment income	$(5,558,196)	$(139,347)

(a) Class K and R5 shares are for the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Small Cap Growth Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	329,009	10,790,581	336,379	10,080,801
Fund merger	—	—	6,175,881	187,024,390
Distributions reinvested	1,078,480	33,659,359	209,240	5,526,032
Redemptions	(825,343)	(28,030,130)	(1,161,867)	(35,077,020)
Net increase	582,146	16,419,810	5,559,633	167,554,203
Class B shares
Subscriptions	1,621	49,662	836	23,244
Fund merger	—	—	101,039	2,896,869
Distributions reinvested	18,325	537,478	4,944	123,890
Redemptions(c)	(19,464)	(618,659)	(34,246)	(1,010,071)
Net increase	482	(31,519)	72,573	2,033,932
Class C shares
Subscriptions	35,235	1,089,995	20,015	550,379
Fund merger	—	—	455,413	13,065,291
Distributions reinvested	97,909	2,871,685	34,201	857,082
Redemptions	(70,106)	(2,258,968)	(188,498)	(5,395,282)
Net increase	63,038	1,702,712	321,131	9,077,470
Class I shares
Subscriptions	680,443	24,621,009	23,673	694,023
Fund merger	—	—	671	20,760
Distributions reinvested	443,841	14,189,583	321,588	8,663,577
Redemptions	(302,925)	(10,640,742)	(1,081,237)	(35,604,149)
Net increase (decrease)	821,359	28,169,850	(735,305)	(26,225,789)
Class K shares
Subscriptions	9	301	91	2,652
Fund merger	—	—	1,381	42,487
Distributions reinvested	176	5,605	—	—
Redemptions	—	—	(50)	(1,535)
Net increase	185	5,906	1,422	43,604
Class R shares
Subscriptions	14,116	482,483	11,812	379,646
Fund merger	—	—	126,746	3,827,956
Distributions reinvested	15,609	485,754	180	4,739
Redemptions	(36,345)	(1,254,100)	(30,560)	(950,685)
Net increase (decrease)	(6,620)	(285,863)	108,178	3,261,656

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Small Cap Growth Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R4 shares
Subscriptions	4,145	149,946	27,171	875,760
Distributions reinvested	2,478	80,486	—	—
Redemptions	(24,426)	(874,118)	(3,465)	(110,695)
Net increase (decrease)	(17,803)	(643,686)	23,706	765,065
Class R5 shares
Subscriptions	29,711	1,070,416	33,493	1,073,014
Fund merger	—	—	1,039	31,968
Distributions reinvested	9,545	303,146	—	—
Redemptions	(17,204)	(560,733)	(750)	(25,942)
Net increase	22,052	812,829	33,782	1,079,040
Class Y shares
Subscriptions	16,720	562,965	86	2,501
Distributions reinvested	69,217	2,212,174	45,336	1,220,909
Redemptions	(67,019)	(2,334,310)	(26,169)	(800,000)
Net increase	18,918	440,829	19,253	423,410
Class Z shares
Subscriptions	1,751,446	60,917,093	3,747,790	112,452,889
Fund merger	—	—	6,383,431	196,603,079
Distributions reinvested	2,963,509	94,269,227	1,720,127	46,151,011
Redemptions	(4,749,726)	(165,394,664)	(10,307,179)	(314,101,056)
Net increase (decrease)	(34,771)	(10,208,344)	1,544,169	41,105,923
Total net increase	1,448,986	36,382,524	6,948,542	199,118,514

(a) Class K and R5 shares are for the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Small Cap Growth Fund I

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$33.32		$29.55		$29.94		$23.55		$20.82		$27.82
Income from investment operations:
Net investment loss	(0.16)		(0.23)		(0.15)		(0.31)		(0.26)		(0.19)
Net realized and unrealized gain (loss)	5.92		6.90		2.56		6.70		2.99		(6.81)
Total from investment operations	5.76		6.67		2.41		6.39		2.73		(7.00)
Less distributions to shareholders:
Net realized gains	(5.35)		(2.90)		(2.80)		—		—		—
Total distributions to shareholders	(5.35)		(2.90)		(2.80)		—		—		—
Net asset value, end of period	$33.73		$33.32		$29.55		$29.94		$23.55		$20.82
Total return	18.57%		25.12%		8.81%		27.13%		13.11%		(25.16%)
Ratios to average net assets(a)
Total gross expenses	1.30	%(b)(c)	1.31%		1.33%		1.30%		1.32	%(b)	1.40%
Total net expenses(d)	1.30	%(b)(c)	1.31	%(e)	1.31	%(e)	1.30	%(e)	1.32	%(b)(e)	1.37	%(e)
Net investment loss	(0.96	%)(c)	(0.74%)		(0.53%)		(1.00%)		(1.10%)		(1.01%)
Supplemental data
Net assets, end of period (in thousands)	$276,846		$254,055		$61,032		$91,234		$62,261		$54,384
Portfolio turnover	81%		104%		113%		113%		144%		149%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$31.44		$28.19		$28.82		$22.84		$20.35		$27.39
Income from investment operations:
Net investment loss	(0.27)		(0.42)		(0.35)		(0.53)		(0.43)		(0.32)
Net realized and unrealized gain (loss)	5.57		6.52		2.45		6.51		2.92		(6.72)
Total from investment operations	5.30		6.10		2.10		5.98		2.49		(7.04)
Less distributions to shareholders:
Net realized gains	(5.10)		(2.85)		(2.73)		—		—		—
Total distributions to shareholders	(5.10)		(2.85)		(2.73)		—		—		—
Net asset value, end of period	$31.64		$31.44		$28.19		$28.82		$22.84		$20.35
Total return	18.14%		24.20%		7.99%		26.18%		12.24%		(25.70%)
Ratios to average net assets(a)
Total gross expenses	2.05	%(b)(c)	2.06%		2.08%		2.05%		2.07	%(b)	2.15%
Total net expenses(d)	2.05	%(b)(c)	2.06	%(e)	2.06	%(e)	2.05	%(e)	2.07	%(b)(e)	2.12	%(e)
Net investment loss	(1.71	%)(c)	(1.46%)		(1.27%)		(1.76%)		(1.84%)		(1.75%)
Supplemental data
Net assets, end of period (in thousands)	$3,914		$3,874		$1,428		$1,974		$2,155		$2,620
Portfolio turnover	81%		104%		113%		113%		144%		149%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$31.44		$28.19		$28.82		$22.84		$20.35		$27.37
Income from investment operations:
Net investment loss	(0.27)		(0.41)		(0.35)		(0.53)		(0.44)		(0.32)
Net realized and unrealized gain (loss)	5.57		6.51		2.45		6.51		2.93		(6.70)
Total from investment operations	5.30		6.10		2.10		5.98		2.49		(7.02)
Less distributions to shareholders:
Net realized gains	(5.10)		(2.85)		(2.73)		—		—		—
Total distributions to shareholders	(5.10)		(2.85)		(2.73)		—		—		—
Net asset value, end of period	$31.64		$31.44		$28.19		$28.82		$22.84		$20.35
Total return	18.14%		24.20%		7.99%		26.18%		12.24%		(25.65%)
Ratios to average net assets(a)
Total gross expenses	2.05	%(b)(c)	2.06%		2.07%		2.05%		2.07	%(b)	2.15%
Total net expenses(d)	2.05	%(b)(c)	2.06	%(e)	2.06	%(e)	2.05	%(e)	2.07	%(b)(e)	2.12	%(e)
Net investment loss	(1.71	%)(c)	(1.42%)		(1.27%)		(1.75%)		(1.85%)		(1.75%)
Supplemental data
Net assets, end of period (in thousands)	$24,824		$22,685		$11,287		$15,864		$13,897		$10,093
Portfolio turnover	81%		104%		113%		113%		144%		149%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class I	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$34.10		$30.09	$30.45	$26.86
Income from investment operations:
Net investment loss	(0.09)		(0.04)	(0.02)	(0.17)
Net realized and unrealized gain	6.06		6.99	2.59	3.76
Total from investment operations	5.97		6.95	2.57	3.59
Less distributions to shareholders:
Net realized gains	(5.49)		(2.94)	(2.93)	—
Total distributions to shareholders	(5.49)		(2.94)	(2.93)	—
Net asset value, end of period	$34.58		$34.10	$30.09	$30.45
Total return	18.83%		25.69%	9.27%	13.37%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)(d)	0.87%	0.88%	0.88	%(c)
Total net expenses(e)	0.86	%(c)(d)	0.87%	0.88%	0.88	%(c)(f)
Net investment loss	(0.51	%)(c)	(0.12%)	(0.06%)	(0.57	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$107,497		$77,983	$90,936	$90,132
Portfolio turnover	81%		104%	113%	113%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

Class K	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$33.85		$29.28
Income from investment operations:
Net investment loss	(0.14)		(0.11)
Net realized and unrealized gain	6.03		4.68
Total from investment operations	5.89		4.57
Less distributions to shareholders:
Net realized gains	(5.40)		—
Total distributions to shareholders	(5.40)		—
Net asset value, end of period	$34.34		$33.85
Total return	18.68%		15.61%
Ratios to average net assets(b)
Total gross expenses	1.15	%(c)(d)	1.16	%(c)
Total net expenses(e)	1.15	%(c)(d)	1.16	%(c)
Net investment loss	(0.81	%)(c)	(0.68	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$55		$48
Portfolio turnover	81%		104%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class R	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$33.18		$29.47		$29.88		$26.52
Income from investment operations:
Net investment loss	(0.20)		(0.35)		(0.21)		(0.35)
Net realized and unrealized gain	5.89		6.93		2.53		3.71
Total from investment operations	5.69		6.58		2.32		3.36
Less distributions to shareholders:
Net realized gains	(5.27)		(2.87)		(2.73)		—
Total distributions to shareholders	(5.27)		(2.87)		(2.73)		—
Net asset value, end of period	$33.60		$33.18		$29.47		$29.88
Total return	18.41%		24.85%		8.48%		12.67%
Ratios to average net assets(b)
Total gross expenses	1.55	%(c)(d)	1.56%		1.57%		1.55	%(c)
Total net expenses(e)	1.55	%(c)(d)	1.56	%(f)	1.56	%(f)	1.54	%(c)(f)
Net investment loss	(1.21	%)(c)	(1.11%)		(0.74%)		(1.16	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3,474		$3,650		$54		$55
Portfolio turnover	81%		104%		113%		113%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$34.52		$29.37
Income from investment operations:
Net investment loss	(0.13)		(0.18)
Net realized and unrealized gain	6.16		8.25
Total from investment operations	6.03		8.07
Less distributions to shareholders:
Net realized gains	(5.43)		(2.92)
Total distributions to shareholders	(5.43)		(2.92)
Net asset value, end of period	$35.12		$34.52
Total return	18.74%		30.11%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)(d)	1.09	%(c)
Total net expenses(e)	1.04	%(c)(d)	1.09	%(c)(f)
Net investment loss	(0.69	%)(c)	(0.67	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$207		$818
Portfolio turnover	81%		104%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$33.90		$29.28
Income from investment operations:
Net investment loss	(0.09)		(0.07)
Net realized and unrealized gain	6.02		4.69
Total from investment operations	5.93		4.62
Less distributions to shareholders:
Net realized gains	(5.48)		—
Total distributions to shareholders	(5.48)		—
Net asset value, end of period	$34.35		$33.90
Total return	18.80%		15.78%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)(d)	0.93	%(c)
Total net expenses(e)	0.91	%(c)(d)	0.93	%(c)
Net investment loss	(0.55	%)(c)	(0.41	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$1,918		$1,145
Portfolio turnover	81%		104%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Y	(Unaudited)		2013	2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$34.09		$30.08	$30.44	$23.85		$21.00		$19.21
Income from investment operations
Net investment loss	(0.09)		(0.04)	(0.02)	(0.18)		(0.17)		(0.03)
Net realized and unrealized gain	6.06		6.99	2.59	6.77		3.02		1.82
Total from investment operations	5.97		6.95	2.57	6.59		2.85		1.79
Less distributions to shareholders:
Net realized gains	(5.49)		(2.94)	(2.93)	—		—		—
Total distributions to shareholders	(5.49)		(2.94)	(2.93)	—		—		—
Net asset value, end of period	$34.57		$34.09	$30.08	$30.44		$23.85		$21.00
Total return	18.84%		25.70%	9.27%	27.63%		13.57%		9.32%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)(d)	0.87%	0.88%	0.88%		0.93	%(c)	1.03	%(d)
Total net expenses(e)	0.85	%(c)(d)	0.87%	0.88%	0.88	%(f)	0.93	%(c)(f)	1.03	%(d)(f)
Net investment income	(0.51	%)(d)	(0.14%)	(0.07%)	(0.58%)		(0.70%)		(0.96	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$15,681		$14,817	$12,496	$11,453		$13,708		$14,222
Portfolio turnover	81%		104%	113%	113%		144%		149%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Small Cap Growth Fund I

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$33.91		$29.98		$30.35		$23.81		$21.00		$27.99
Income from investment operations:
Net investment loss	(0.12)		(0.10)		(0.08)		(0.23)		(0.21)		(0.14)
Net realized and unrealized gain (loss)	6.03		6.95		2.59		6.77		3.02		(6.85)
Total from investment operations	5.91		6.85		2.51		6.54		2.81		(6.99)
Less distributions to shareholders:
Net realized gains	(5.43)		(2.92)		(2.88)		—		—		—
Total distributions to shareholders	(5.43)		(2.92)		(2.88)		—		—		—
Net asset value, end of period	$34.39		$33.91		$29.98		$30.35		$23.81		$21.00
Total return	18.73%		25.42%		9.06%		27.47%		13.38%		(24.97%)
Ratios to average net assets(a)
Total gross expenses	1.05	%(b)(c)	1.07%		1.07%		1.05%		1.07	%(b)	1.15%
Total net expenses(d)	1.05	%(b)(c)	1.06	%(e)	1.06	%(e)	1.05	%(e)	1.07	%(b)(e)	1.12	%(e)
Net investment loss	(0.71	%)(c)	(0.34%)		(0.26%)		(0.73%)		(0.85%)		(0.76%)
Supplemental data
Net assets, end of period (in thousands)	$1,015,697		$1,002,689		$839,982		$951,620		$698,422		$509,514
Portfolio turnover	81%		104%		113%		113%		144%		149%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Small Cap Growth Fund I

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including

Semiannual Report 2014
26

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the

BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Semiannual Report 2014
27

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.75% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time.

Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

Semiannual Report 2014
28

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At February 28, 2014, the Fund's total potential future obligation over the life of the Guaranty is $30,632. The liability remaining at February 28, 2014 for non-recurring charges associated with the lease amounted to $19,695 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $19,459 for Class A, $488 for Class B and $172 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014	Prior to January 1, 2014
Class A	1.40%	1.41%
Class B	2.15	2.16
Class C	2.15	2.16
Class I	1.00	1.03
Class K	1.30	1.33
Class R	1.65	1.66
Class R4	1.15	1.16
Class R5	1.05	1.08
Class Y	1.00	1.03
Class Z	1.15	1.16

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges

Semiannual Report 2014
29

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $1,080,311,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$392,215,000
Unrealized depreciation	(18,824,000)
Net unrealized appreciation	$373,391,000

The following capital loss carryforward, determined as of August 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	6,101,280

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,141,517,922 and $1,294,506,416, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, two unaffiliated shareholder accounts owned an aggregate of 40.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended February 28, 2014, the average daily loan balance outstanding on days when borrowing existed was $5,000,000 at a weighted average interest rate of 1.17%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 9. Fund Merger

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Frontier Fund, a series of Columbia Funds Series Trust II, Columbia Select Small Cap Fund, a series of Columbia Funds Series Trust I, and Columbia Small Cap Growth Fund II, a series of Columbia Funds Series Trust (collectively, the acquired funds). The reorganization was completed after shareholders of the acquired funds approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine four funds managed by the Investment Manager with comparable investment objectives and strategies.

Semiannual Report 2014
30

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

The aggregate net assets of the Fund immediately before the acquisition were $1,023,569,342 and the combined net assets immediately after the acquisition were $1,427,082,142.

The merger was accomplished by a tax-free exchange of 6,308,081 shares of Columbia Frontier Fund valued at $73,420,942 (including $11,033,473 of unrealized appreciation), 8,967,661shares of Columbia Select Small Cap Fund valued at $102,020,803 (including $20,056,742 of unrealized appreciation) and 16,311,272 shares of Columbia Small Cap Growth Fund II valued at $228,071,055 (including $41,963,159 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	6,175,881
Class B	101,039
Class C	455,413
Class I	671
Class K	1,381
Class R	126,746
Class R5	1,039
Class Z	6,383,431

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired funds' cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on September 1, 2012, the Fund's pro-forma net investment loss, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended August 31, 2013 would have been approximately $(5.2) million, $178.7 million, $139.5 million and $313.0 million, respectively.

Note 10. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Health Care Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease

Semiannual Report 2014
31

Columbia Small Cap Growth Fund I

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
32

Columbia Small Cap Growth Fund I

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia Small Cap Growth Fund I

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR226_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Global Dividend Opportunity Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Global Dividend Opportunity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	27
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Global Dividend Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Global Dividend Opportunity Fund (the Fund) Class A shares returned 11.46% excluding sales charges for the six month period ended February 28, 2014.

>  The Fund underperformed its benchmark, the MSCI All Country World Index (Net), which returned 13.57% for the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		11.46	16.55	19.16	6.42
Including sales charges		5.06	9.82	17.76	5.79
Class B	11/01/02
Excluding sales charges		11.04	15.60	18.28	5.62
Including sales charges		6.04	10.60	18.08	5.62
Class C	10/13/03
Excluding sales charges		11.09	15.65	18.28	5.63
Including sales charges		10.09	14.65	18.28	5.63
Class I*	09/27/10	11.70	17.05	19.61	6.75
Class R*	09/27/10	11.28	16.22	18.86	6.15
Class R4*	03/19/13	11.64	16.85	19.47	6.69
Class R5*	01/08/14	11.63	16.86	19.47	6.69
Class W*	09/27/10	11.48	16.51	19.21	6.49
Class Y*	07/15/09	11.75	17.10	19.64	6.76
Class Z	11/09/00	11.63	16.86	19.47	6.69
MSCI All Country World Index (Net)		13.57	18.16	19.58	6.87

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Global Dividend Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Roche Holding AG, Genusschein Shares (Switzerland)	3.2
JPMorgan Chase & Co. (United States)	3.2
Royal Dutch Shell PLC, Class A (United Kingdom)	2.8
Chevron Corp. (United States)	2.2
Johnson & Johnson (United States)	2.1
HSBC Holdings PLC, ADR (United Kingdom)	2.0
LyondellBasell Industries NV, Class A (United States)	1.8
Wells Fargo & Co. (United States)	1.7
Merck & Co., Inc. (United States)	1.7
Dow Chemical Co. (The) (United States)	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2014)
Australia	2.0
Canada	2.9
Chile	0.5
China	0.4
Denmark	0.3
France	3.4
Germany	2.3
Greece	0.5
Hong Kong	0.3
Indonesia	0.5
Israel	0.5
Italy	1.3
Japan	5.9
Malaysia	0.5
Netherlands	0.9
New Zealand	0.3
Norway	0.5
Poland	1.2
Spain	3.2
Sweden	1.3
Switzerland	7.5
Taiwan	1.1
Thailand	0.2
United Kingdom	17.4
United States(a)	45.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Paul Stocking

Steven Schroll

Dean Ramos, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Global Dividend Opportunity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at February 28, 2014)
Aerospace & Defense	3.2
Auto Components	0.5
Automobiles	1.8
Beverages	2.5
Capital Markets	1.8
Chemicals	3.6
Commercial Banks	10.2
Commercial Services & Supplies	0.7
Communications Equipment	1.0
Computers & Peripherals	0.2
Construction & Engineering	0.7
Diversified Financial Services	4.4
Diversified Telecommunication Services	6.2
Electric Utilities	3.1
Electrical Equipment	0.9
Food & Staples Retailing	1.6
Food Products	1.4
Gas Utilities	0.4
Hotels, Restaurants & Leisure	2.0
Household Products	1.0
Insurance	3.9
Machinery	0.5
Media	2.3
Metals & Mining	0.6
Multiline Retail	0.6
Multi-Utilities	4.7
Office Electronics	0.1
Oil, Gas & Consumable Fuels	10.8
Paper & Forest Products	0.9
Pharmaceuticals	14.5
Semiconductors & Semiconductor Equipment	2.0
Software	0.2
Tobacco	4.3
Trading Companies & Distributors	2.3
Transportation Infrastructure	0.5
Wireless Telecommunication Services	2.3
Money Market Funds	1.9
Total	99.6

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Global Dividend Opportunity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,114.60		1,018.65	6.64		6.34	1.26
Class B	1,000.00	1,000.00	1,110.40		1,014.91	10.58		10.10	2.01
Class C	1,000.00	1,000.00	1,110.90		1,014.91	10.58		10.10	2.01
Class I	1,000.00	1,000.00	1,117.00		1,020.89	4.28		4.08	0.81
Class R	1,000.00	1,000.00	1,112.80		1,017.40	7.95		7.59	1.51
Class R4	1,000.00	1,000.00	1,116.40		1,019.85	5.38		5.14	1.02
Class R5	1,000.00	1,000.00	1,020.40	*	1,020.94	1.11	*	4.03	0.80 *
Class W	1,000.00	1,000.00	1,114.80		1,018.75	6.54		6.24	1.24
Class Y	1,000.00	1,000.00	1,117.50		1,021.34	3.80		3.63	0.72
Class Z	1,000.00	1,000.00	1,116.30		1,019.90	5.33		5.09	1.01

*For the period January 8, 2014 through February 28, 2014. Class R5 shares commenced operations on January 8, 2014.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia Global Dividend Opportunity Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.4%

Issuer	Shares	Value ($)
Australia 2.0%
AMP Ltd.	870,438	3,758,748
Australia and New Zealand Banking Group Ltd.	211,574	6,082,842
BHP Billiton Ltd.	172,440	5,914,451
Coca-Cola Amatil Ltd.	262,653	2,651,569
Total		18,407,610
Canada 2.9%
BCE, Inc.	108,639	4,736,660
Enbridge, Inc.	129,247	5,465,856
Suncor Energy, Inc.	106,709	3,525,665
TELUS Corp.	154,303	5,466,727
Toronto-Dominion Bank (The)	173,556	7,867,294
Total		27,062,202
Chile 0.5%
Banco de Chile, ADR	57,939	4,406,840
China 0.4%
China Mobile Ltd., ADR	75,753	3,602,055
Denmark 0.3%
TDC A/S	286,342	2,844,089
France 3.4%
Cie Generale des Etablissements Michelin	38,288	4,680,831
Danone SA	71,486	5,050,041
GDF Suez	213,928	5,489,346
Lagardere SCA	134,787	5,413,024
Sanofi	51,197	5,323,363
Veolia Environnement SA	294,860	5,579,906
Total		31,536,511
Germany 2.3%
Allianz SE, Registered Shares	58,656	10,500,888
Daimler AG, Registered Shares	81,836	7,626,942
E.ON SE	154,784	2,952,621
Total		21,080,451
Greece 0.5%
OPAP SA	282,091	4,438,821

Common Stocks (continued)

Issuer	Shares	Value ($)
Hong Kong 0.3%
Television Broadcasts Ltd.	433,600	2,681,422
Indonesia 0.5%
PT Telekomunikasi Tbk	22,272,500	4,459,723
Israel 0.5%
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	626,823	5,086,669
Italy 1.3%
ENI SpA	270,650	6,530,149
Terna Rete Elettrica Nazionale SpA	1,133,223	5,787,496
Total		12,317,645
Japan 5.9%
Canon, Inc.	26,100	814,339
ITOCHU Corp.	664,000	8,274,708
Mitsubishi Corp.	330,600	6,345,350
Mitsui & Co., Ltd.	438,600	6,761,362
Mizuho Financial Group, Inc.	3,865,900	7,951,384
Nissan Motor Co., Ltd.	676,400	6,037,300
Nitto Denko Corp.	57,100	2,679,555
NTT DoCoMo, Inc.	584,600	9,743,850
Sumitomo Mitsui Financial Group, Inc.	141,800	6,366,543
Total		54,974,391
Malaysia 0.5%
Malayan Banking Bhd	1,677,100	5,010,137
Netherlands 0.6%
Koninklijke Ahold NV	100,141	1,868,106
Reed Elsevier NV	167,526	3,672,031
Total		5,540,137
New Zealand 0.3%
Auckland International Airport Ltd.	902,524	2,831,466
Norway 0.5%
Telenor ASA	210,910	4,659,558
Poland 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	394,493	5,778,559
Powszechny Zaklad Ubezpieczen SA	36,174	5,292,190
Total		11,070,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Spain 3.2%
Banco Bilbao Vizcaya Argentaria SA	661,959	8,218,752
Enagas SA	136,730	3,979,340
Endesa SA	205,977	6,775,110
Ferrovial SA	172,767	3,648,596
Iberdrola SA	235,604	1,566,509
Red Electrica Corp. SA	70,365	5,477,841
Total		29,666,148
Sweden 1.3%
Atlas Copco AB, Class B	163,392	4,339,859
Skanska AB, Class B	148,430	3,222,487
TeliaSonera AB	575,097	4,431,861
Total		11,994,207
Switzerland 7.4%
ABB Ltd.	331,388	8,474,038
ACE Ltd.	52,775	5,165,089
Novartis AG, ADR	172,710	14,366,018
Roche Holding AG, Genusschein Shares	94,287	29,095,499
Swiss Re AG	49,720	4,646,940
Swisscom AG	12,501	7,405,368
Total		69,152,952
Taiwan 1.1%
Far EasTone Telecommunications Co., Ltd.	1,894,000	3,836,008
Taiwan Semiconductor Manufacturing Co., Ltd.	1,087,000	3,921,139
United Microelectronics Corp.	7,107,000	2,894,019
Total		10,651,166
Thailand 0.1%
Bangkok Expressway PCL, Foreign Registered Shares	1,396,200	1,414,708
United Kingdom 17.4%
AstraZeneca PLC	110,731	7,572,745
BAE Systems PLC	128,095	881,387
BAE Systems PLC, ADR	104,195	2,880,992
BP PLC	1,704,771	14,399,238
British American Tobacco PLC	159,783	8,695,856
Britvic PLC	813,384	10,589,962

Common Stocks (continued)

Issuer	Shares	Value ($)
GlaxoSmithKline PLC, ADR	214,728	12,011,884
HSBC Holdings PLC	430,506	4,539,534
HSBC Holdings PLC, ADR	352,772	18,622,834
Imperial Tobacco Group PLC	316,397	12,911,784
Inmarsat PLC	402,545	4,681,500
Intercontinental Hotels Group PLC	105,051	3,416,235
J Sainsbury PLC	616,800	3,538,589
Marks & Spencer Group PLC	707,063	5,961,506
National Grid PLC	796,868	11,135,536
Pearson PLC	149,654	2,538,611
Royal Dutch Shell PLC, Class A	698,710	25,483,156
Vodafone Group PLC, ADR	112,281	4,667,510
WPP PLC	335,904	7,357,348
Total		161,886,207
United States 42.0%
AbbVie, Inc.	154,748	7,878,221
Altria Group, Inc.	114,788	4,162,213
AT&T, Inc.	259,337	8,280,630
Bank of America Corp.	352,773	5,831,338
Bristol-Myers Squibb Co.	48,413	2,603,167
CA, Inc.	46,365	1,553,228
Chevron Corp.	174,789	20,158,415
Cisco Systems, Inc.	439,943	9,590,757
Citigroup, Inc.	124,681	6,063,237
Coca-Cola Co. (The)	268,264	10,247,685
ConAgra Foods, Inc.	66,790	1,896,836
ConocoPhillips	182,870	12,160,855
Dow Chemical Co. (The)	301,629	14,692,349
Duke Energy Corp.	61,295	4,344,590
Eli Lilly & Co.	119,806	7,141,636
Exxon Mobil Corp.	138,032	13,288,341
Honeywell International, Inc.	108,930	10,287,349
Intel Corp.	238,851	5,913,951
International Paper Co.	173,507	8,482,757
Johnson & Johnson	204,873	18,872,901
JPMorgan Chase & Co.	508,353	28,884,617
Kraft Foods Group, Inc.	109,912	6,074,836
Las Vegas Sands Corp.	53,833	4,589,263

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Lockheed Martin Corp.	47,120	7,647,576
LyondellBasell Industries NV, Class A	184,408	16,242,657
Marsh & McLennan Companies, Inc.	152,632	7,350,757
McDonald's Corp.	66,515	6,328,902
Merck & Co., Inc.	264,820	15,092,092
Microchip Technology, Inc.	119,508	5,443,589
Morgan Stanley	242,349	7,464,349
Pfizer, Inc.	456,823	14,668,587
PG&E Corp.	147,004	6,476,996
Philip Morris International, Inc.	179,142	14,494,379
PPL Corp.	142,344	4,596,288
Procter & Gamble Co. (The)	117,838	9,269,137
Public Service Enterprise Group, Inc.	112,026	4,106,873
RR Donnelley & Sons Co.	356,101	6,812,212
Seagate Technology PLC	33,757	1,761,778
Sempra Energy	86,664	8,187,148
SYSCO Corp.	85,939	3,095,523
U.S. Bancorp	113,389	4,664,823
United Technologies Corp.	63,974	7,486,237
Verizon Communications, Inc.	123,297	5,866,482
Walgreen Co.	88,237	5,995,704
Wells Fargo & Co.	327,461	15,200,740
Total		391,252,001
Total Common Stocks (Cost: $750,800,916)		898,027,865

Convertible Bonds 0.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.3%
Volkswagen International Finance NV(a) 11/09/15	5.500%	1,700,000	2,720,779
Total Convertible Bonds (Cost: $2,212,839)			2,720,779

Equity-Linked Notes 1.0%

Issuer	Coupon Rate	Shares	Value ($)
United States 1.0%
Goldman Sachs Group, Inc. (The) Mandatory Exchangeable Notes (linked to common stock of Boston Scientific Corp.) Senior Unsecured(a) 03/11/14	6.250%	737,800	9,500,872
Total Equity-Linked Notes (Cost: $8,400,591)			9,500,872

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b)(c)	17,755,565	17,755,565
Total Money Market Funds (Cost: $17,755,565)		17,755,565
Total Investments (Cost: $779,169,911)		928,005,081
Other Assets & Liabilities, Net		3,411,895
Net Assets		931,416,976

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at February 28, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup	03/18/2014	10,960,000 GBP	17,978,368 USD	—	(372,719)
Citigroup	03/18/2014	2,812,528,000 JPY	26,972,735 USD	—	(665,412)
Total				—	(1,038,131)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $12,221,651 or 1.31% of net assets.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,056,432	186,795,635	(203,096,502)	17,755,565	13,592	17,755,565

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Global Dividend Opportunity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	10,918,165	53,824,071	—	64,742,236
Consumer Staples	55,236,313	45,305,906	—	100,542,219
Energy	54,599,132	46,412,543	—	101,011,675
Financials	111,521,919	68,146,517	—	179,668,436
Health Care	92,634,505	41,991,608	—	134,626,113
Industrials	35,114,367	46,193,960	—	81,308,327
Information Technology	24,263,303	7,629,497	—	31,892,800
Materials	39,417,762	8,594,006	—	48,011,768
Telecommunication Services	37,706,734	42,061,957	—	79,768,691
Utilities	27,711,895	48,743,705	—	76,455,600
Total Equity Securities	489,124,095	408,903,770	—	898,027,865
Bonds
Convertible Bonds	—	2,720,779	—	2,720,779
Total Bonds	—	2,720,779	—	2,720,779
Other
Equity-Linked Notes	—	9,500,872	—	9,500,872
Total Other	—	9,500,872	—	9,500,872
Mutual Funds
Money Market Funds	17,755,565	—	—	17,755,565
Total Mutual Funds	17,755,565	—	—	17,755,565
Investments in Securities	506,879,660	421,125,421	—	928,005,081
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,038,131)	—	(1,038,131)
Total	506,879,660	420,087,290	—	926,966,950

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Global Dividend Opportunity Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $761,414,346)	$910,249,516
Affiliated issuers (identified cost $17,755,565)	17,755,565
Total investments (identified cost $779,169,911)	928,005,081
Receivable for:
Investments sold	788,971
Capital shares sold	85,730
Dividends	3,731,403
Interest	93,700
Reclaims	423,976
Prepaid expenses	3,801
Trustees' deferred compensation plan	139,246
Other assets	27,561
Total assets	933,299,469
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,038,131
Payable for:
Investments purchased	139
Capital shares purchased	498,487
Investment management fees	17,524
Distribution and/or service fees	1,556
Transfer agent fees	49,217
Administration fees	1,467
Chief compliance officer expenses	69
Other expenses	114,357
Trustees' deferred compensation plan	139,246
Other liabilities	22,300
Total liabilities	1,882,493
Net assets applicable to outstanding capital stock	$931,416,976
Represented by
Paid-in capital	$769,329,088
Undistributed net investment income	3,918,585
Accumulated net realized gain	10,346,722
Unrealized appreciation (depreciation) on:
Investments	148,835,170
Foreign currency translations	25,542
Forward foreign currency exchange contracts	(1,038,131)
Total — representing net assets applicable to outstanding capital stock	$931,416,976

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Global Dividend Opportunity Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$152,608,819
Shares outstanding	7,278,314
Net asset value per share	$20.97
Maximum offering price per share(a)	$22.25
Class B
Net assets	$2,760,753
Shares outstanding	138,979
Net asset value per share	$19.86
Class C
Net assets	$15,368,059
Shares outstanding	773,212
Net asset value per share	$19.88
Class I
Net assets	$161,475,802
Shares outstanding	7,691,336
Net asset value per share	$20.99
Class R
Net assets	$1,550,534
Shares outstanding	74,037
Net asset value per share	$20.94
Class R4
Net assets	$39,057
Shares outstanding	1,850
Net asset value per share	$21.11
Class R5
Net assets	$2,551
Shares outstanding	122
Net asset value per share(b)	$20.99
Class W
Net assets	$3,087
Shares outstanding	147
Net asset value per share(b)	$20.95
Class Y
Net assets	$2,653
Shares outstanding	126
Net asset value per share(b)	$21.02
Class Z
Net assets	$597,605,661
Shares outstanding	28,421,952
Net asset value per share	$21.03

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Global Dividend Opportunity Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$15,933,523
Dividends — affiliated issuers	13,592
Interest	57,477
Foreign taxes withheld	(858,951)
Total income	15,145,641
Expenses:
Investment management fees	3,073,642
Distribution and/or service fees
Class A	185,368
Class B	17,102
Class C	73,011
Class R	3,633
Class W	4
Transfer agent fees
Class A	165,917
Class B	3,834
Class C	16,334
Class R	1,625
Class R4	35
Class W	4
Class Z	656,509
Administration fees	257,398
Compensation of board members	19,310
Custodian fees	38,163
Printing and postage fees	90,130
Registration fees	54,091
Professional fees	26,422
Chief compliance officer expenses	196
Other	43,453
Total expenses	4,726,181
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,960)
Total net expenses	4,655,221
Net investment income	10,490,420
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	33,747,882
Foreign currency translations	(17,693)
Forward foreign currency exchange contracts	421,388
Net realized gain	34,151,577
Net change in unrealized appreciation (depreciation) on:
Investments	54,682,919
Foreign currency translations	31,384
Forward foreign currency exchange contracts	(808,887)
Net change in unrealized appreciation (depreciation)	53,905,416
Net realized and unrealized gain	88,056,993
Net increase in net assets resulting from operations	$98,547,413

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Global Dividend Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)
Operations
Net investment income	$10,490,420	$22,044,320
Net realized gain	34,151,577	59,835,680
Net change in unrealized appreciation (depreciation)	53,905,416	11,680,677
Net increase in net assets resulting from operations	98,547,413	93,560,677
Distributions to shareholders
Net investment income
Class A	(1,984,289)	(4,649,200)
Class B	(37,048)	(164,707)
Class C	(146,517)	(319,104)
Class I	(2,070,978)	(1,874,616)
Class R	(17,569)	(37,984)
Class R4	(450)	(210)
Class W	(42)	(100)
Class Y	(41)	(99)
Class Z	(8,597,637)	(21,880,895)
Net realized gains
Class A	(5,768,263)	(8,633,525)
Class B	(129,247)	(553,180)
Class C	(601,021)	(881,135)
Class I	(5,040,084)	(3,859,833)
Class R	(56,504)	(77,203)
Class R4	(1,203)	—
Class W	(120)	(193)
Class Y	(103)	(165)
Class Z	(22,702,256)	(37,388,752)
Total distributions to shareholders	(47,153,372)	(80,320,901)
Increase (decrease) in net assets from capital stock activity	30,145,398	93,987,900
Total increase in net assets	81,539,439	107,227,676
Net assets at beginning of period	849,877,537	742,649,861
Net assets at end of period	$931,416,976	$849,877,537
Undistributed net investment income	$3,918,585	$6,282,736

(a) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Global Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014(a) (Unaudited)		Year Ended August 31, 2013(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	321,925	6,646,861	866,303	17,067,361
Distributions reinvested	350,132	7,032,539	655,285	12,083,694
Redemptions	(487,156)	(10,045,482)	(1,245,670)	(24,507,516)
Net increase	184,901	3,633,918	275,918	4,643,539
Class B shares
Subscriptions	1,687	32,496	15,219	272,377
Distributions reinvested	7,185	136,944	29,750	518,076
Redemptions(c)	(80,369)	(1,588,680)	(339,853)	(6,351,183)
Net decrease	(71,497)	(1,419,240)	(294,884)	(5,560,730)
Class C shares
Subscriptions	151,098	2,953,218	122,017	2,289,642
Distributions reinvested	31,547	601,171	55,452	968,065
Redemptions	(121,844)	(2,378,559)	(179,822)	(3,368,702)
Net increase (decrease)	60,801	1,175,830	(2,353)	(110,995)
Class I shares
Subscriptions	1,347,402	26,628,142	6,342,428	126,780,708
Distributions reinvested	353,633	7,110,893	312,186	5,734,139
Redemptions	(448,406)	(9,572,362)	(216,054)	(4,220,466)
Net increase	1,252,629	24,166,673	6,438,560	128,294,381
Class R shares
Subscriptions	8,323	172,098	11,382	223,970
Distributions reinvested	3,683	73,915	6,245	114,904
Redemptions	(3,384)	(69,662)	(7,557)	(151,511)
Net increase	8,622	176,351	10,070	187,363
Class R4 shares
Subscriptions	331	6,872	1,455	29,589
Distributions reinvested	75	1,510	9	172
Redemptions	(17)	(331)	(3)	(60)
Net increase	389	8,051	1,461	29,701
Class R5 shares
Subscriptions	122	2,500	—	—
Net increase	122	2,500	—	—
Class Z shares
Subscriptions	375,805	7,736,628	812,217	16,021,564
Distributions reinvested	1,516,593	30,543,820	3,067,570	56,781,325
Redemptions	(1,728,742)	(35,879,133)	(5,392,007)	(106,298,248)
Net increase (decrease)	163,656	2,401,315	(1,512,220)	(33,495,359)
Total net increase	1,599,623	30,145,398	4,916,552	93,987,900

(a) Class R5 shares are for the period from January 8, 2014 (commencement of operations) to February 28, 2014.

(b) Class R4 shares are for the period from March 19, 2013 (commencement of operations) to August 31, 2013.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Global Dividend Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.85		$19.59		$17.72		$15.28		$14.62		$18.01
Income from investment operations:
Net investment income	0.22		0.51		0.27		0.01		0.00	(a)	0.09
Net realized and unrealized gain (loss)	2.00		1.74		1.65		2.43		0.73		(3.42)
Total from investment operations	2.22		2.25		1.92		2.44		0.73		(3.33)
Less distributions to shareholders:
Net investment income	(0.28)		(0.68)		(0.05)		—		(0.07)		(0.06)
Net realized gains	(0.82)		(1.31)		—		—		—		—
Total distributions to shareholders	(1.10)		(1.99)		(0.05)		—		(0.07)		(0.06)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		0.00	(a)
Net asset value, end of period	$20.97		$19.85		$19.59		$17.72		$15.28		$14.62
Total return	11.46%		12.48%		10.88%		15.97%		5.00%		(18.44%)
Ratios to average net assets(b)
Total gross expenses	1.28	%(c)	1.34%		1.28%		1.29%		1.43%		1.47%
Total net expenses(d)	1.26	%(c)	1.26	%(e)	1.21	%(e)	1.25	%(f)	1.25	%(f)	1.24	%(f)
Net investment income	2.13	%(c)	2.59%		1.49%		0.07%		0.01%		0.70%
Supplemental data
Net assets, end of period (in thousands)	$152,609		$140,796		$133,541		$142,349		$141,137		$158,624
Portfolio turnover	34%		60%		97%		62%		67%		117%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.03% and 0.07% for the years ended 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$18.85		$18.63		$16.93		$14.71		$14.12		$17.45
Income from investment operations:
Net investment income (loss)	0.13		0.34		0.10		(0.12)		(0.11)		(0.01)
Net realized and unrealized gain (loss)	1.90		1.66		1.60		2.34		0.71		(3.32)
Total from investment operations	2.03		2.00		1.70		2.22		0.60		(3.33)
Less distributions to shareholders:
Net investment income	(0.20)		(0.47)		—		—		(0.01)		—
Net realized gains	(0.82)		(1.31)		—		—		—		—
Total distributions to shareholders	(1.02)		(1.78)		—		—		(0.01)		—
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		0.00	(a)
Net asset value, end of period	$19.86		$18.85		$18.63		$16.93		$14.71		$14.12
Total return	11.04%		11.61%		10.04%		15.09%		4.26%		(19.08%)
Ratios to average net assets(b)
Total gross expenses	2.03	%(c)	2.09%		2.03%		2.04%		2.18%		2.22%
Total net expenses(d)	2.01	%(c)	2.01	%(e)	1.95	%(e)	2.00	%(f)	2.00	%(f)	1.99	%(f)
Net investment income (loss)	1.36	%(c)	1.83%		0.59%		(0.70%)		(0.74%)		(0.05%)
Supplemental data
Net assets, end of period (in thousands)	$2,761		$3,968		$9,414		$16,112		$19,861		$24,933
Portfolio turnover	34%		60%		97%		62%		67%		117%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.02% and 0.08% for the years ended 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$18.86		$18.63		$16.93		$14.71		$14.13		$17.46
Income from investment operations:
Net investment income (loss)	0.13		0.35		0.12		(0.12)		(0.11)		(0.01)
Net realized and unrealized gain (loss)	1.91		1.66		1.58		2.34		0.70		(3.32)
Total from investment operations	2.04		2.01		1.70		2.22		0.59		(3.33)
Less distributions to shareholders:
Net investment income	(0.20)		(0.47)		—		—		(0.01)		—
Net realized gains	(0.82)		(1.31)		—		—		—		—
Total distributions to shareholders	(1.02)		(1.78)		—		—		(0.01)		—
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		0.00	(a)
Net asset value, end of period	$19.88		$18.86		$18.63		$16.93		$14.71		$14.13
Total return	11.09%		11.66%		10.04%		15.09%		4.18%		(19.07%)
Ratios to average net assets(b)
Total gross expenses	2.03	%(c)	2.09%		2.04%		2.04%		2.18%		2.22%
Total net expenses(d)	2.01	%(c)	2.01	%(e)	1.95	%(e)	2.00	%(f)	2.00	%(f)	1.99	%(f)
Net investment income (loss)	1.37	%(c)	1.84%		0.72%		(0.68%)		(0.74%)		(0.05%)
Supplemental data
Net assets, end of period (in thousands)	$15,368		$13,439		$13,319		$15,251		$15,994		$19,874
Portfolio turnover	34%		60%		97%		62%		67%		117%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.03% and 0.09% for the years ended 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class I	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$19.87		$19.64	$17.80	$17.01
Income from investment operations:
Net investment income	0.27		0.58	0.35	0.09
Net realized and unrealized gain	2.00		1.76	1.64	0.74
Total from investment operations	2.27		2.34	1.99	0.83
Less distributions to shareholders:
Net investment income	(0.33)		(0.80)	(0.15)	(0.04)
Net realized gains	(0.82)		(1.31)	—	—
Total distributions to shareholders	(1.15)		(2.11)	(0.15)	(0.04)
Proceeds from regulatory settlements	—		—	0.00 (b)	—
Net asset value, end of period	$20.99		$19.87	$19.64	$17.80
Total return	11.70%		12.98%	11.27%	4.90%
Ratios to average net assets(c)
Total gross expenses	0.81	%(d)	0.84%	0.85%	0.75	%(d)
Total net expenses(e)	0.81	%(d)	0.83%	0.83%	0.75	%(d)(f)
Net investment income	2.65	%(d)	2.94%	1.91%	0.57	%(d)
Supplemental data
Net assets, end of period (in thousands)	$161,476		$127,949	$3	$3
Portfolio turnover	34%		60%	97%	62%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class R	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$19.83		$19.54		$17.67		$16.97
Income from investment operations:
Net investment income	0.19		0.46		0.23		0.00	(b)
Net realized and unrealized gain	1.99		1.75		1.64		0.70
Total from investment operations	2.18		2.21		1.87		0.70
Less distributions to shareholders:
Net investment income	(0.25)		(0.61)		(0.00	)(b)	—
Net realized gains	(0.82)		(1.31)		—		—
Total distributions to shareholders	(1.07)		(1.92)		(0.00	)(b)	—
Proceeds from regulatory settlements	—		—		0.00	(b)	—
Net asset value, end of period	$20.94		$19.83		$19.54		$17.67
Total return	11.28%		12.25%		10.61%		4.12%
Ratios to average net assets(c)
Total gross expenses	1.53	%(d)	1.59%		1.53%		1.54	%(d)
Total net expenses(e)	1.51	%(d)	1.51	%(f)	1.46	%(f)	1.50	%(d)(g)
Net investment income	1.88	%(d)	2.33%		1.24%		0.02	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,551		$1,297		$1,082		$1,071
Portfolio turnover	34%		60%		97%		62%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of 0.03% and 0.07% for the years ended 2013 and 2012, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.97		$19.69
Income from investment operations:
Net investment income	0.25		0.25
Net realized and unrealized gain	2.02		0.33
Total from investment operations	2.27		0.58
Less distributions to shareholders:
Net investment income	(0.31)		(0.30)
Net realized gains	(0.82)		—
Total distributions to shareholders	(1.13)		(0.30)
Net asset value, end of period	$21.11		$19.97
Total return	11.64%		3.02%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.07	%(c)
Total net expenses(d)	1.02	%(c)	1.01	%(c)(e)
Net investment income	2.43	%(c)	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$39		$29
Portfolio turnover	34%		60%

Notes to Financial Highlights

(a)  For the period from March 19, 2013 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.05%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$20.57
Income from investment operations:
Net investment income	0.08
Net realized and unrealized gain	0.34
Total from investment operations	0.42
Net asset value, end of period	$20.99
Total return	2.04%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)
Total net expenses(d)	0.80	%(c)
Net investment income	2.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	34%

Notes to Financial Highlights

(a)  For the period from January 8, 2014 (commencement of operations) to February 28, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class W	(Unaudited)		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$19.83		$19.57		$17.73		$16.97
Income from investment operations:
Net investment income	0.22		0.51		0.28		0.03
Net realized and unrealized gain	2.00		1.74		1.64		0.73
Total from investment operations	2.22		2.25		1.92		0.76
Less distributions to shareholders:
Net investment income	(0.28)		(0.68)		(0.08)		—
Net realized gains	(0.82)		(1.31)		—		—
Total distributions to shareholders	(1.10)		(1.99)		(0.08)		—
Proceeds from regulatory settlements	—		—		0.00	(b)	—
Net asset value, end of period	$20.95		$19.83		$19.57		$17.73
Total return	11.48%		12.48%		10.86%		4.48%
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.33%		1.33%		1.21	%(d)
Total net expenses(e)	1.24	%(d)	1.26	%(f)	1.23	%(f)	1.16	%(d)(g)
Net investment income	2.15	%(d)	2.60%		1.51%		0.15	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$3
Portfolio turnover	34%		60%		97%		62%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of 0.03% and 0.08% for the years ended 2013 and 2012, respectively.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Y	(Unaudited)		2013	2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$19.89		$19.65	$17.79	$15.32		$14.64		$13.32
Income from investment operations:
Net investment income	0.28		0.59	0.31	0.09		0.07		0.02
Net realized and unrealized gain	2.00		1.74	1.68	2.42		0.74		1.30
Total from investment operations	2.28		2.33	1.99	2.51		0.81		1.32
Less distributions to shareholders:
Net investment income	(0.33)		(0.78)	(0.13)	(0.04)		(0.13)		—
Net realized gains	(0.82)		(1.31)	—	—		—		—
Total distributions to shareholders	(1.15)		(2.09)	(0.13)	(0.04)		(0.13)		—
Proceeds from regulatory settlements	—		—	0.00 (b)	—		—		—
Net asset value, end of period	$21.02		$19.89	$19.65	$17.79		$15.32		$14.64
Total return	11.75%		12.93%	11.28%	16.40%		5.51%		9.91%
Ratios to average net assets(c)
Total gross expenses	0.72	%(d)	0.96%	0.82%	0.83%		0.83%		0.72	%(d)
Total net expenses(e)	0.72	%(d)	0.88%	0.82%	0.83	%(f)	0.83	%(f)	0.72	%(d)(f)
Net investment income	2.66	%(d)	2.97%	1.70%	0.51%		0.43%		0.99	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$2	$15,557		$9,826		$9,630
Portfolio turnover	34%		60%	97%	62%		67%		117%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to August 31, 2009.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Global Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.90		$19.66		$17.78		$15.32		$14.64		$18.06
Income from investment operations:
Net investment income	0.25		0.56		0.31		0.06		0.04		0.12
Net realized and unrealized gain (loss)	2.01		1.75		1.67		2.42		0.74		(3.44)
Total from investment operations	2.26		2.31		1.98		2.48		0.78		(3.32)
Less distributions to shareholders:
Net investment income	(0.31)		(0.76)		(0.10)		(0.02)		(0.10)		(0.10)
Net realized gains	(0.82)		(1.31)		—		—		—		—
Total distributions to shareholders	(1.13)		(2.07)		(0.10)		(0.02)		(0.10)		(0.10)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		0.00	(a)
Net asset value, end of period	$21.03		$19.90		$19.66		$17.78		$15.32		$14.64
Total return	11.63%		12.76%		11.20%		16.17%		5.31%		(18.26%)
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	1.09%		1.03%		1.04%		1.18%		1.22%
Total net expenses(d)	1.01	%(c)	1.01	%(e)	0.95	%(e)	1.00	%(f)	1.00	%(f)	0.99	%(f)
Net investment income	2.38	%(c)	2.84%		1.72%		0.34%		0.26%		0.94%
Supplemental data
Net assets, end of period (in thousands)	$597,606		$562,394		$585,285		$670,362		$525,150		$571,175
Portfolio turnover	34%		60%		97%		62%		67%		117%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of 0.03% and 0.08% for the years ended 2013 and 2012, respectively.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Global Dividend Opportunity Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Global Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on January 8, 2014.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

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Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by

Semiannual Report 2014
28

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Semiannual Report 2014
29

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2014:

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	1,038,131	—	1,038,131	—	—	—	1,038,131

(a) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2014:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,038,131

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	421,388
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(808,887)

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2014:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	8

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Semiannual Report 2014
30

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays

Semiannual Report 2014
31

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class Y shares are not subject to transfer agent fees.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class R	0.22
Class R4	0.22
Class R5	0.05
Class W	0.26
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

Semiannual Report 2014
32

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

$60,520 for Class A, $431 for Class B and $213 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014		Prior to January 1, 2014
Class A	1.33%		1.26%
Class B	2.08		2.01
Class C	2.08		2.01
Class I	0.91		0.84
Class R	1.58		1.51
Class R4	1.08		1.01
Class R5	0.96	*	—
Class W	1.33		1.26
Class Y	0.91		0.84
Class Z	1.08		1.01

*Annual rate is contractual from January 8, 2014 (the commencement of operations of Class R5 shares) through December 31, 2014.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $779,170,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$154,217,000
Unrealized depreciation	(5,382,000)
Net unrealized appreciation	$148,835,000

The following capital loss carryforward, determined as of August 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$19,838,683

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $309,841,935 and $296,361,700, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder account owned 17.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and

Semiannual Report 2014
33

Columbia Global Dividend Opportunity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2014
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Columbia Global Dividend Opportunity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia Global Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR154_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Global Energy and Natural Resources Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Global Energy and Natural Resources Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	26
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Global Energy and Natural Resources Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Global Energy and Natural Resources Fund (the Fund) Class A shares returned 10.78% excluding sales charges for the six month period ended February 28, 2014.

>  The Fund underperformed its Blended Benchmark, which returned 10.99% and outperformed the S&P North American Natural Resources Sector Index, which returned 8.77% during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		10.78	11.84	12.76	10.48
Including sales charges		4.39	5.43	11.44	9.83
Class B*	03/07/11
Excluding sales charges		10.41	11.01	11.84	9.50
Including sales charges		5.41	6.01	11.58	9.50
Class C*	09/28/07
Excluding sales charges		10.40	11.06	11.94	9.68
Including sales charges		9.40	10.06	11.94	9.68
Class I*	09/27/10	11.09	12.41	13.25	10.84
Class K*	03/07/11	10.93	12.09	12.89	10.53
Class R*	09/27/10	10.71	11.61	12.47	10.14
Class R4*	11/08/12	10.95	12.15	13.06	10.75
Class R5*	11/08/12	11.06	12.36	13.11	10.77
Class Z	12/31/92	10.95	12.17	13.06	10.75
Blended Benchmark		10.99	10.57	15.30	9.60
S&P North American Natural Resources Sector Index		8.77	12.27	16.91	10.90

Returns for Class A shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the MSCI World Energy Sector Index and a 40% weighting in the MSCI World Materials Sector Index. The MSCI World Energy Sector Index is a free float-adjusted market capitalization weighted index that represents the energy segment in global developed market equity performance. The MSCI World Materials Sector Index is a free float-adjusted market capitalization weighted index that represents the materials segment in global developed-market equity performance.

The S&P North American Natural Resources Sector Index is a modified market capitalization-weighted equity index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Global Energy and Natural Resources Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Chevron Corp. (United States)	5.8
Exxon Mobil Corp. (United States)	5.4
Dow Chemical Co. (The) (United States)	4.1
Schlumberger Ltd. (United States)	3.7
Rio Tinto PLC (United Kingdom)	3.6
BP PLC (United Kingdom)	3.5
EOG Resources, Inc. (United States)	3.1
LyondellBasell Industries NV, Class A (United States)	3.1
Anadarko Petroleum Corp. (United States)	2.8
ConocoPhillips (United States)	2.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at February 28, 2014)
Australia	2.5
Canada	7.5
France	3.9
Germany	2.4
Italy	0.6
Netherlands	0.2
Switzerland	1.2
United Kingdom	15.3
United States(a)	66.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Colin Moore

Josh Kapp, CFA

Jonathan Mogil, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Global Energy and Natural Resources Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at February 28, 2014)
Capital Markets	1.2
Chemicals	20.9
Construction Materials	1.3
Containers & Packaging	0.7
Energy Equipment & Services	9.9
Metals & Mining	13.9
Oil, Gas & Consumable Fuels	49.8
Paper & Forest Products	1.6
Money Market Funds	0.1
Total	99.4

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Global Energy and Natural Resources Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,107.80	1,018.40	6.88	6.59	1.31
Class B	1,000.00	1,000.00	1,104.10	1,014.71	10.75	10.30	2.05
Class C	1,000.00	1,000.00	1,104.00	1,014.66	10.81	10.35	2.06
Class I	1,000.00	1,000.00	1,110.90	1,020.79	4.37	4.18	0.83
Class K	1,000.00	1,000.00	1,109.30	1,019.30	5.94	5.69	1.13
Class R	1,000.00	1,000.00	1,107.10	1,017.15	8.20	7.85	1.56
Class R4	1,000.00	1,000.00	1,109.50	1,019.65	5.57	5.34	1.06
Class R5	1,000.00	1,000.00	1,110.60	1,020.54	4.63	4.43	0.88
Class Z	1,000.00	1,000.00	1,109.50	1,019.70	5.52	5.29	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
5

Columbia Global Energy and Natural Resources Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.6%

Issuer	Shares	Value ($)
Australia 2.5%
BHP Billiton Ltd., ADR	99,824	6,877,874
Origin Energy Ltd.	92,630	1,197,048
Woodside Petroleum Ltd.	31,036	1,052,723
Total		9,127,645
Canada 7.4%
Agnico Eagle Mines Ltd.	72,850	2,339,942
Canadian Natural Resources Ltd.	134,520	4,926,123
Cenovus Energy, Inc.	124,910	3,306,342
First Quantum Minerals Ltd.	160,076	3,105,240
Silver Wheaton Corp.	58,630	1,496,824
Suncor Energy, Inc.	90,743	2,998,149
Suncor Energy, Inc.	144,240	4,758,500
Tourmaline Oil Corp.(a)	47,110	2,157,453
Yamana Gold, Inc.	228,907	2,298,226
Total		27,386,799
France 3.9%
Air Liquide SA	17,970	2,474,447
Lafarge SA	30,484	2,291,938
Total SA	147,018	9,543,751
Total		14,310,136
Germany 2.3%
BASF SE	74,530	8,581,731
Italy 0.6%
ENI SpA	96,310	2,323,734
Netherlands 0.2%
Frank's International NV	28,777	680,288
Switzerland 1.2%
Clariant AG, Registered Shares	104,260	2,136,174
Weatherford International Ltd.(a)	136,267	2,271,571
Total		4,407,745
United Kingdom 15.2%
Anglo American PLC	146,560	3,757,414
BG Group PLC	253,368	4,618,262
BP PLC	1,494,212	12,620,765
Cairn Energy PLC(a)	207,070	689,338
Croda International PLC	71,340	3,035,541

Common Stocks (continued)

Issuer	Shares	Value ($)
Ensco PLC, Class A	23,606	1,243,092
Premier Oil PLC	221,643	1,170,986
Rio Tinto PLC	231,630	13,313,852
Rio Tinto PLC, ADR	98,348	5,635,340
Rockhopper Exploration PLC(a)	403,101	784,703
Royal Dutch Shell PLC, Class A	248,190	9,051,917
Total		55,921,210
United States 63.3%
Albemarle Corp.	65,460	4,319,705
Anadarko Petroleum Corp.	122,462	10,306,402
Antero Resources Corp.(a)	30,137	1,818,467
Apache Corp.	51,590	4,090,571
Atwood Oceanics, Inc.(a)	36,940	1,750,587
Bemis Co., Inc.	68,280	2,682,038
Cabot Oil & Gas Corp.	31,689	1,109,115
Cameron International Corp.(a)	17,103	1,095,618
Celanese Corp., Class A	138,418	7,390,137
Cheniere Energy, Inc.(a)	22,130	1,093,886
Chevron Corp.	184,053	21,226,832
Cobalt International Energy, Inc.(a)	89,439	1,724,384
ConocoPhillips	148,365	9,866,272
Continental Resources, Inc.(a)	17,383	2,077,616
Delek U.S. Holdings, Inc.	24,034	667,184
Dow Chemical Co. (The)	304,849	14,849,195
Dril-Quip, Inc.(a)	18,854	2,027,936
Eastman Chemical Co.	56,380	4,929,303
EOG Resources, Inc.	60,632	11,484,913
EQT Corp.	20,845	2,132,235
Exxon Mobil Corp.	204,741	19,710,416
FMC Technologies, Inc.(a)	47,803	2,401,623
Freeport-McMoRan Copper & Gold, Inc.	231,240	7,543,049
Halliburton Co.	160,147	9,128,379
International Paper Co.	116,866	5,713,579
Kosmos Energy Ltd.(a)	172,631	1,895,488
LyondellBasell Industries NV, Class A	129,662	11,420,629
Marathon Oil Corp.	19,444	651,374
Marathon Petroleum Corp.	43,594	3,661,896
Martin Marietta Materials, Inc.	19,508	2,379,586
Monsanto Co.	87,483	9,624,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Global Energy and Natural Resources Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mosaic Co. (The)	87,988	4,299,094
Noble Energy, Inc.	64,064	4,405,041
Nucor Corp.	92,840	4,664,282
Occidental Petroleum Corp.	36,628	3,535,335
ONEOK, Inc.	30,999	1,833,281
PBF Energy, Inc., Class A	27,043	681,484
Peabody Energy Corp.	41,624	730,917
Phillips 66	66,186	4,954,684
Pioneer Natural Resources Co.	12,733	2,561,625
Praxair, Inc.	29,519	3,848,392
Range Resources Corp.	12,650	1,088,532
Schlumberger Ltd.	144,855	13,471,515
SemGroup Corp., Class A	28,410	1,912,561
Spectra Energy Corp.	23,151	863,069
Superior Energy Services, Inc.	74,683	2,209,870
Valero Energy Corp.	24,662	1,183,283
Total		233,016,260
Total Common Stocks (Cost: $284,658,266)		355,755,548

Exchange-Traded Funds 1.2%

	Shares	Value ($)
Market Vectors Gold Miners ETF	169,163	4,377,938
Total Exchange-Traded Funds (Cost: $3,789,251)		4,377,938

Warrants 0.2%

Issuer	Shares	Value ($)
United States 0.2%
Kinder Morgan, Inc.(a)	351,586	650,434
Total Warrants (Cost: $1,791,083)		650,434

Limited Partnerships 1.1%

United States 1.1%
Enterprise Products Partners LP	27,251	1,828,815
Plains GP Holdings LP, Class A	85,943	2,406,404
Total		4,235,219
Total Limited Partnerships (Cost: $3,616,682)		4,235,219

Money Market Funds 0.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b)(c)	229,997	229,997
Total Money Market Funds (Cost: $229,997)		229,997

Total Investments (Cost: $294,085,279)	365,249,136
Other Assets & Liabilities, Net	3,012,731
Net Assets	368,261,867

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at February 28, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	03/27/14	9,676,840 USD	11,065,000 AUD	181,234	—
Goldman, Sachs & Co.	03/27/14	1,110,367 USD	1,244,000 CAD	12,457	—
Goldman, Sachs & Co.	03/27/14	4,054,197 USD	3,652,000 CHF	98,923	—
Goldman, Sachs & Co.	03/27/14	22,522,971 USD	16,588,000 EUR	373,064	—
Goldman, Sachs & Co.	03/27/14	1,481,539 USD	1,090,000 EUR	22,963	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Global Energy and Natural Resources Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	03/27/14	1,490,232 USD	905,000 GBP	24,966	—
Goldman, Sachs & Co.	03/27/14	1,483,137 USD	894,000 GBP	13,644	—
Goldman, Sachs & Co.	03/27/14	12,936,934 USD	1,326,984,000 JPY	103,687	—
Goldman, Sachs & Co.	03/27/14	741,362 USD	75,960,000 JPY	5,116	—
Goldman, Sachs & Co.	03/27/14	4,775,411 USD	29,835,000 NOK	191,050	—
Goldman, Sachs & Co.	03/27/14	1,466,218 USD	1,803,000 NZD	42,792	—
Total				1,069,896	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,195,833	45,616,624	(46,582,460)	229,997	804	229,997

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Global Energy and Natural Resources Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Global Energy and Natural Resources Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	171,693,909	43,053,226	—	214,747,135
Materials	105,417,315	35,591,098	—	141,008,413
Exchange-Traded Funds	4,377,938	—	—	4,377,938
Warrants
Energy	650,434	—	—	650,434
Total Equity Securities	282,139,596	78,644,324	—	360,783,920
Other
Limited Partnerships	4,235,219	—	—	4,235,219
Total Other	4,235,219	—	—	4,235,219
Mutual Funds
Money Market Funds	229,997	—	—	229,997
Total Mutual Funds	229,997	—	—	229,997
Investments in Securities	286,604,812	78,644,324	—	365,249,136
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,069,896	—	1,069,896
Total	286,604,812	79,714,220	—	366,319,032

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Global Energy and Natural Resources Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $293,855,282)	$365,019,139
Affiliated issuers (identified cost $229,997)	229,997
Total investments (identified cost $294,085,279)	365,249,136
Cash	11,793
Unrealized appreciation on forward foreign currency exchange contracts	1,069,896
Receivable for:
Investments sold	5,855,244
Capital shares sold	519,254
Dividends	1,059,874
Reclaims	27,466
Prepaid expenses	1,755
Trustees' deferred compensation plan	36,070
Other assets	15,489
Total assets	373,845,977
Liabilities
Payable for:
Investments purchased	4,460,854
Capital shares purchased	977,857
Investment management fees	6,936
Distribution and/or service fees	1,353
Transfer agent fees	48,029
Administration fees	603
Plan administration fees	15
Compensation of board members	352
Chief compliance officer expenses	35
Other expenses	52,006
Trustees' deferred compensation plan	36,070
Total liabilities	5,584,110
Net assets applicable to outstanding capital stock	$368,261,867
Represented by
Paid-in capital	$302,179,695
Excess of distributions over net investment income	(1,720,888)
Accumulated net realized loss	(4,433,678)
Unrealized appreciation (depreciation) on:
Investments	71,163,857
Foreign currency translations	2,985
Forward foreign currency exchange contracts	1,069,896
Total — representing net assets applicable to outstanding capital stock	$368,261,867

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Global Energy and Natural Resources Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$121,365,357
Shares outstanding	5,305,608
Net asset value per share	$22.87
Maximum offering price per share(a)	$24.27
Class B
Net assets	$2,664,562
Shares outstanding	120,278
Net asset value per share	$22.15
Class C
Net assets	$15,541,309
Shares outstanding	701,404
Net asset value per share	$22.16
Class I
Net assets	$41,323,071
Shares outstanding	1,795,881
Net asset value per share	$23.01
Class K
Net assets	$76,177
Shares outstanding	3,315
Net asset value per share	$22.98
Class R
Net assets	$2,436,457
Shares outstanding	106,537
Net asset value per share	$22.87
Class R4
Net assets	$12,620,733
Shares outstanding	540,715
Net asset value per share	$23.34
Class R5
Net assets	$4,002,525
Shares outstanding	171,476
Net asset value per share	$23.34
Class Z
Net assets	$168,231,676
Shares outstanding	7,320,278
Net asset value per share	$22.98

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Global Energy and Natural Resources Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,221,863
Dividends — affiliated issuers	804
Interest	1
Foreign taxes withheld	(184,442)
Total income	4,038,226
Expenses:
Investment management fees	1,301,157
Distribution and/or service fees
Class A	147,374
Class B	14,455
Class C	77,885
Class R	5,245
Transfer agent fees
Class A	135,360
Class B	3,319
Class C	17,883
Class K	18
Class R	2,411
Class R4	9,978
Class R5	923
Class Z	201,992
Administration fees	113,144
Plan administration fees
Class K	91
Compensation of board members	14,114
Custodian fees	7,669
Printing and postage fees	40,963
Registration fees	57,976
Professional fees	15,818
Chief compliance officer expenses	104
Other	6,513
Total expenses	2,174,392
Net investment income	1,863,834
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,271,570
Foreign currency translations	22,921
Forward foreign currency exchange contracts	(1,686,597)
Net realized gain	2,607,894
Net change in unrealized appreciation (depreciation) on:
Investments	31,944,468
Foreign currency translations	4,268
Forward foreign currency exchange contracts	1,954,718
Net change in unrealized appreciation (depreciation)	33,903,454
Net realized and unrealized gain	36,511,348
Net increase in net assets resulting from operations	$38,375,182

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Global Energy and Natural Resources Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)
Operations
Net investment income	$1,863,834	$5,542,203
Net realized gain	2,607,894	30,545,564
Net change in unrealized appreciation (depreciation)	33,903,454	(11,504,813)
Net increase in net assets resulting from operations	38,375,182	24,582,954
Distributions to shareholders
Net investment income
Class A	(782,389)	(463,199)
Class B	—	(554)
Class C	—	(2,626)
Class I	(629,305)	(227,483)
Class K	(611)	(367)
Class R	(8,739)	(3,246)
Class R4	(112,916)	(7)
Class R5	(40,140)	(7)
Class Z	(1,549,882)	(1,467,544)
Net realized gains
Class A	(1,619,315)	—
Class B	(40,186)	—
Class C	(219,569)	—
Class I	(750,650)	—
Class K	(992)	—
Class R	(29,313)	—
Class R4	(172,825)	—
Class R5	(50,556)	—
Class Z	(2,319,660)	—
Total distributions to shareholders	(8,327,048)	(2,165,033)
Increase (decrease) in net assets from capital stock activity	(26,298,800)	(144,474,491)
Total increase (decrease) in net assets	3,749,334	(122,056,570)
Net assets at beginning of period	364,512,533	486,569,103
Net assets at end of period	$368,261,867	$364,512,533
Excess of distributions over net investment income	$(1,720,888)	$(460,740)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Global Energy and Natural Resources Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	712,082	15,765,059	808,718	16,675,726
Distributions reinvested	106,463	2,338,985	21,779	444,056
Redemptions	(776,796)	(17,245,226)	(1,717,441)	(35,486,049)
Net increase (decrease)	41,749	858,818	(886,944)	(18,366,267)
Class B shares
Subscriptions	3,526	75,238	10,103	204,372
Distributions reinvested	1,812	38,616	27	536
Redemptions(b)	(33,081)	(713,093)	(63,414)	(1,268,232)
Net decrease	(27,743)	(599,239)	(53,284)	(1,063,324)
Class C shares
Subscriptions	25,081	541,682	76,239	1,542,276
Distributions reinvested	9,269	197,611	116	2,266
Redemptions	(86,502)	(1,858,199)	(282,669)	(5,661,719)
Net decrease	(52,152)	(1,118,906)	(206,314)	(4,117,177)
Class I shares
Subscriptions	359,148	8,276,335	717,724	14,269,988
Distributions reinvested	62,508	1,379,541	11,140	227,389
Redemptions	(725,446)	(16,228,057)	(58,269)	(1,233,639)
Net increase (decrease)	(303,790)	(6,572,181)	670,595	13,263,738
Class K shares
Distributions reinvested	69	1,514	17	349
Redemptions	—	—	(589)	(12,449)
Net increase (decrease)	69	1,514	(572)	(12,100)
Class R shares
Subscriptions	36,074	800,149	45,336	947,297
Distributions reinvested	1,729	37,999	159	3,239
Redemptions	(10,368)	(229,377)	(27,580)	(571,512)
Net increase	27,435	608,771	17,915	379,024
Class R4 shares
Subscriptions	556,699	12,921,000	85,962	1,821,595
Distributions reinvested	12,754	285,679	—	—
Redemptions	(101,946)	(2,293,524)	(12,754)	(268,078)
Net increase	467,507	10,913,155	73,208	1,553,517

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Global Energy and Natural Resources Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	128,606	2,814,815	54,663	1,180,775
Distributions reinvested	4,046	90,628	—	—
Redemptions	(10,301)	(233,690)	(5,538)	(117,800)
Net increase	122,351	2,671,753	49,125	1,062,975
Class Z shares
Subscriptions	231,307	5,164,945	780,758	16,237,189
Distributions reinvested	167,347	3,691,681	58,857	1,205,839
Redemptions	(1,870,280)	(41,919,111)	(7,476,400)	(154,617,905)
Net decrease	(1,471,626)	(33,062,485)	(6,636,785)	(137,174,877)
Total net decrease	(1,196,200)	(26,298,800)	(6,973,056)	(144,474,491)

(a) Class R4 and Class R5 are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Global Energy and Natural Resources Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$21.07		$20.04		$20.89		$25.57		$20.11		$13.62		$25.49
Income from investment operations:
Net investment income (loss)	0.09		0.24		0.06		0.05		(0.02)		(0.02)		(0.01)
Net realized and unrealized gain (loss)	2.16		0.87		(0.88)		(4.32)		5.49		6.52		(11.46)
Total from investment operations	2.25		1.11		(0.82)		(4.27)		5.47		6.50		(11.47)
Less distributions to shareholders:
Net investment income	(0.14)		(0.08)		(0.03)		(0.05)		(0.01)		(0.01)		—
Net realized gains	(0.31)		—		—		(0.36)		—		—		(0.40)
Total distributions to shareholders	(0.45)		(0.08)		(0.03)		(0.41)		(0.01)		(0.01)		(0.40)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$22.87		$21.07		$20.04		$20.89		$25.57		$20.11		$13.62
Total return	10.78%		5.54%		(3.90%)		(16.64%)		27.20%		47.76%		(45.88%)
Ratios to average net assets(c)
Total gross expenses	1.31	%(d)	1.32	%(e)	1.34	%(d)	1.28	%(e)	1.26	%(e)	1.21	%(e)	1.28%
Total net expenses(f)	1.31	%(d)	1.32	%(e)(g)	1.34	%(d)(g)	1.28	%(e)(g)	1.26	%(e)(g)	1.21	%(e)(g)	1.24	%(g)
Net investment income (loss)	0.83	%(d)	1.17%		0.79	%(d)	0.21%		(0.08%)		(0.10%)		(0.03%)
Supplemental data
Net assets, end of period (in thousands)	$121,365		$110,896		$123,271		$145,298		$69,938		$50,812		$16,842
Portfolio turnover	19%		73%		14%		167%		551%		523%		484%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Global Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class B	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$20.35		$19.44		$20.29		$24.96		$24.77
Income from investment operations:
Net investment income (loss)	0.01		0.08		(0.00	)(c)	(0.11)		(0.03)
Net realized and unrealized gain (loss)	2.10		0.83		(0.85)		(4.20)		0.22
Total from investment operations	2.11		0.91		(0.85)		(4.31)		0.19
Less distributions to shareholders:
Net investment income	—		(0.00	)(c)	—		—		—
Net realized gains	(0.31)		—		—		(0.36)		—
Total distributions to shareholders	(0.31)		(0.00	)(c)	—		(0.36)		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$22.15		$20.35		$19.44		$20.29		$24.96
Total return	10.41%		4.70%		(4.19%)		(17.24%)		0.77%
Ratios to average net assets(d)
Total gross expenses	2.05	%(e)	2.06	%(f)	2.09	%(e)	2.01	%(f)	2.20	%(e)(f)
Total net expenses(g)	2.05	%(e)	2.06	%(f)(h)	2.09	%(e)(h)	2.01	%(f)(h)	2.20	%(e)(f)(h)
Net investment income (loss)	0.09	%(e)	0.40%		(0.00	%)(c)(e)	(0.54%)		(2.14	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$2,665		$3,013		$3,913		$5,837		$58
Portfolio turnover	19%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Global Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$20.36		$19.44		$20.30		$24.96		$19.78		$13.47		$25.40
Income from investment operations:
Net investment income (loss)	0.01		0.08		0.00	(b)	(0.12)		(0.17)		(0.15)		(0.13)
Net realized and unrealized gain (loss)	2.10		0.84		(0.86)		(4.18)		5.35		6.46		(11.40)
Total from investment operations	2.11		0.92		(0.86)		(4.30)		5.18		6.31		(11.53)
Less distributions to shareholders:
Net investment income	—		(0.00	)(b)	—		—		—		—		—
Net realized gains	(0.31)		—		—		(0.36)		—		—		(0.40)
Total distributions to shareholders	(0.31)		(0.00	)(b)	—		(0.36)		—		—		(0.40)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$22.16		$20.36		$19.44		$20.30		$24.96		$19.78		$13.47
Total return	10.40%		4.75%		(4.24%)		(17.20%)		26.19%		46.84%		(46.29%)
Ratios to average net assets(c)
Total gross expenses	2.06	%(d)	2.06	%(e)	2.09	%(d)	2.02	%(e)	2.01	%(e)	1.96	%(e)	2.03%
Total net expenses(f)	2.06	%(d)	2.06	%(e)(g)	2.09	%(d)(g)	2.02	%(e)(g)	2.01	%(e)(g)	1.96	%(e)(g)	1.99	%(g)
Net investment income (loss)	0.09	%(d)	0.41%		0.04	%(d)	(0.55%)		(0.83%)		(0.84%)		(0.73%)
Supplemental data
Net assets, end of period (in thousands)	$15,541		$15,340		$18,661		$22,785		$25,494		$16,420		$5,843
Portfolio turnover	19%		73%		14%		167%		551%		523%		484%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Global Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class I	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$21.24		$20.15		$21.02		$25.70		$18.82
Income from investment operations:
Net investment income	0.15		0.35		0.10		0.11		0.05
Net realized and unrealized gain (loss)	2.18		0.87		(0.89)		(4.30)		6.86
Total from investment operations	2.33		1.22		(0.79)		(4.19)		6.91
Less distributions to shareholders:
Net investment income	(0.25)		(0.13)		(0.08)		(0.13)		(0.03)
Net realized gains	(0.31)		—		—		(0.36)		—
Total distributions to shareholders	(0.56)		(0.13)		(0.08)		(0.49)		(0.03)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$23.01		$21.24		$20.15		$21.02		$25.70
Total return	11.09%		6.06%		(3.72%)		(16.23%)		36.74%
Ratios to average net assets(d)
Total gross expenses	0.83	%(e)	0.83	%(f)	0.86	%(e)	0.80	%(f)	0.85	%(e)(f)
Total net expenses(g)	0.83	%(e)	0.83	%(f)	0.86	%(e)	0.80	%(f)(h)	0.85	%(e)(f)(h)
Net investment income	1.31	%(e)	1.70%		1.29	%(e)	0.49%		0.38	%(e)
Supplemental data
Net assets, end of period (in thousands)	$41,323		$44,595		$28,803		$29,761		$115,953
Portfolio turnover	19%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Global Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class K	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$21.18		$20.13		$20.99		$25.67		$25.48
Income from investment operations:
Net investment income (loss)	0.11		0.28		0.07		0.09		(0.01)
Net realized and unrealized gain (loss)	2.18		0.87		(0.88)		(4.33)		0.22
Total from investment operations	2.29		1.15		(0.81)		(4.24)		0.21
Less distributions to shareholders:
Net investment income	(0.18)		(0.10)		(0.05)		(0.08)		(0.02)
Net realized gains	(0.31)		—		—		(0.36)		—
Total distributions to shareholders	(0.49)		(0.10)		(0.05)		(0.44)		(0.02)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$22.98		$21.18		$20.13		$20.99		$25.67
Total return	10.93%		5.71%		(3.85%)		(16.45%)		0.82%
Ratios to average net assets(d)
Total gross expenses	1.13	%(e)	1.13	%(f)	1.16	%(e)	1.11	%(f)	1.26	%(e)(f)
Total net expenses(g)	1.13	%(e)	1.13	%(f)	1.16	%(e)	1.11	%(f)(h)	1.26	%(e)(f)(h)
Net investment income (loss)	1.02	%(e)	1.35%		0.90	%(e)	0.43%		(0.57	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$76		$69		$77		$109		$3
Portfolio turnover	19%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Global Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class R	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$21.03		$20.03		$20.88		$25.56		$18.76
Income from investment operations:
Net investment income (loss)	0.06		0.21		0.05		0.02		(0.02)
Net realized and unrealized gain (loss)	2.18		0.84		(0.89)		(4.33)		6.82
Total from investment operations	2.24		1.05		(0.84)		(4.31)		6.80
Less distributions to shareholders:
Net investment income	(0.09)		(0.05)		(0.01)		(0.01)		—
Net realized gains	(0.31)		—		—		(0.36)		—
Total distributions to shareholders	(0.40)		(0.05)		(0.01)		(0.37)		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$22.87		$21.03		$20.03		$20.88		$25.56
Total return	10.71%		5.27%		(4.04%)		(16.80%)		36.25%
Ratios to average net assets(d)
Total gross expenses	1.56	%(e)	1.57	%(f)	1.59	%(e)	1.55	%(f)	1.60	%(e)(f)
Total net expenses(g)	1.56	%(e)	1.57	%(f)(h)	1.59	%(e)(h)	1.55	%(f)(h)	1.60	%(e)(f)(h)
Net investment income (loss)	0.58	%(e)	1.01%		0.61	%(e)	0.11%		(0.13	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$2,436		$1,664		$1,226		$880		$55
Portfolio turnover	19%		73%		14%		167%		551%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Global Energy and Natural Resources Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$21.51		$20.25
Income from investment operations:
Net investment income	0.14		0.35
Net realized and unrealized gain	2.20		0.96
Total from investment operations	2.34		1.31
Less distributions to shareholders:
Net investment income	(0.20)		(0.05)
Net realized gains	(0.31)		—
Total distributions to shareholders	(0.51)		(0.05)
Net asset value, end of period	$23.34		$21.51
Total return	10.95%		6.50%
Ratios to average net assets(b)
Total gross expenses	1.06	%(c)	1.06	%(c)
Total net expenses(d)	1.06	%(c)	1.06	%(c)(e)
Net investment income	1.23	%(c)	2.05	%(c)
Supplemental data
Net assets, end of period (in thousands)	$12,621		$1,575
Portfolio turnover	19%		73%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Global Energy and Natural Resources Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$21.53		$20.25
Income from investment operations:
Net investment income	0.15		0.34
Net realized and unrealized gain	2.21		1.00
Total from investment operations	2.36		1.34
Less distributions to shareholders:
Net investment income	(0.24)		(0.06)
Net realized gains	(0.31)		—
Total distributions to shareholders	(0.55)		(0.06)
Net asset value, end of period	$23.34		$21.53
Total return	11.06%		6.63%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.88	%(c)
Total net expenses(d)	0.88	%(c)	0.88	%(c)
Net investment income	1.30	%(c)	2.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,003		$1,058
Portfolio turnover	19%		73%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Global Energy and Natural Resources Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$21.19		$20.13		$21.00		$25.67		$20.17		$13.66		$25.49
Income from investment operations:
Net investment income	0.12		0.28		0.08		0.09		0.03		0.04		0.02
Net realized and unrealized gain (loss)	2.18		0.88		(0.89)		(4.31)		5.51		6.52		(11.45)
Total from investment operations	2.30		1.16		(0.81)		(4.22)		5.54		6.56		(11.43)
Less distributions to shareholders:
Net investment income	(0.20)		(0.10)		(0.06)		(0.09)		(0.04)		(0.05)		—
Net realized gains	(0.31)		—		—		(0.36)		—		—		(0.40)
Total distributions to shareholders	(0.51)		(0.10)		(0.06)		(0.45)		(0.04)		(0.05)		(0.40)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$22.98		$21.19		$20.13		$21.00		$25.67		$20.17		$13.66
Total return	10.95%		5.80%		(3.84%)		(16.37%)		27.47%		48.12%		(45.72%)
Ratios to average net assets(c)
Total gross expenses	1.05	%(d)	1.07	%(e)	1.09	%(d)	1.01	%(e)	1.01	%(e)	0.96	%(e)	1.03%
Total net expenses(f)	1.05	%(d)	1.07	%(e)(g)	1.09	%(d)(g)	1.01	%(e)(g)	1.01	%(e)(g)	0.96	%(e)(g)	0.99	%(g)
Net investment income	1.08	%(d)	1.35%		1.03	%(d)	0.42%		0.17%		0.21%		0.11%
Supplemental data
Net assets, end of period (in thousands)	$168,232		$186,303		$310,620		$390,028		$704,685		$622,471		$338,292
Portfolio turnover	19%		73%		14%		167%		551%		523%		484%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Global Energy and Natural Resources Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Global Energy and Natural Resources Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy

Semiannual Report 2014
26

Columbia Global Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any valuation margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives

Semiannual Report 2014
27

Columbia Global Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Semiannual Report 2014
28

Columbia Global Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2014:

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	1,069,896	—	1,069,896	—	—	—	1,069,896
Total	1,069,896	—	1,069,896	—	—	—	1,069,896

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,069,896

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(1,686,597)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	1,954,718

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2014:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	210

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily

Semiannual Report 2014
29

Columbia Global Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives

Semiannual Report 2014
30

Columbia Global Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class R4	0.23
Class R5	0.05
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $53,245 for Class A, $785 for Class B, $352 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through December 31, 2014
Class A	1.50%
Class B	2.25
Class C	2.25
Class I	1.08
Class K	1.38
Class R	1.75
Class R4	1.25
Class R5	1.13
Class Z	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes),

Semiannual Report 2014
31

Columbia Global Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $294,085,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$79,304,000
Unrealized depreciation	(8,140,000)
Net unrealized appreciation	$71,164,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,312,638 at August 31, 2013 as arising on September 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $72,290,577 and $107,202,596, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds.

The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder account owned 17.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 18.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2014
32

Columbia Global Energy and Natural Resources Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
33

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34

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35

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Semiannual Report 2014
36

Columbia Global Energy and Natural Resources Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia Global Energy and Natural Resources Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR144_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Small Cap Core Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Small Cap Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Small Cap Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Core Fund (the Fund) Class A shares returned 14.97% excluding sales charges for the six-month period that ended February 28, 2014.

>  During the same six months, the Fund underperformed both the Russell 2000 Index, which returned 17.75%, and the S&P SmallCap 600 Index, which returned 17.17%.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		14.97	27.46	26.57	8.84
Including sales charges		8.37	20.14	25.09	8.19
Class B	11/01/98
Excluding sales charges		14.53	26.45	25.62	8.02
Including sales charges		9.53	21.45	25.46	8.02
Class C	11/18/02
Excluding sales charges		14.52	26.41	25.60	8.02
Including sales charges		13.52	25.41	25.60	8.02
Class I*	09/27/10	15.25	28.00	27.04	9.18
Class R4*	11/08/12	15.07	27.73	26.86	9.10
Class R5*	11/08/12	15.24	27.99	26.93	9.13
Class T	02/12/93
Excluding sales charges		14.89	27.34	26.48	8.77
Including sales charges		8.29	20.04	24.97	8.13
Class W*	09/27/10	14.91	27.32	26.55	8.84
Class Y*	11/08/12	15.22	27.98	26.93	9.13
Class Z	12/14/92	15.10	27.73	26.86	9.10
Russell 2000 Index		17.75	31.56	26.63	8.71
S&P SmallCap 600 Index		17.17	32.30	28.04	10.18

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Small Cap Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Air Methods Corp.	1.5
John Wiley & Sons, Inc., Class A	1.4
OFG Bancorp	1.4
Belden, Inc.	1.3
ATMI, Inc.	1.3
Staar Surgical Co.	1.3
Tetra Technologies, Inc.	1.2
Analogic Corp.	1.2
Sensient Technologies Corp.	1.2
Providence Service Corp. (The)	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Common Stocks	95.8
Consumer Discretionary	10.1
Consumer Staples	0.7
Energy	5.9
Financials	19.2
Health Care	11.8
Industrials	19.5
Information Technology	20.3
Materials	5.9
Telecommunication Services	0.7
Utilities	1.7
Money Market Funds	4.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Richard D'Auteuil

Jeffrey Hershey, CFA

Paul Szczygiel, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Small Cap Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,149.70	1,018.20	7.24	6.79	1.35
Class B	1,000.00	1,000.00	1,145.30	1,014.46	11.23	10.55	2.10
Class C	1,000.00	1,000.00	1,145.20	1,014.46	11.23	10.55	2.10
Class I	1,000.00	1,000.00	1,152.50	1,020.59	4.67	4.38	0.87
Class R4	1,000.00	1,000.00	1,150.70	1,019.40	5.95	5.59	1.11
Class R5	1,000.00	1,000.00	1,152.40	1,020.54	4.72	4.43	0.88
Class T	1,000.00	1,000.00	1,148.90	1,017.95	7.50	7.04	1.40
Class W	1,000.00	1,000.00	1,149.10	1,018.20	7.23	6.79	1.35
Class Y	1,000.00	1,000.00	1,152.20	1,020.59	4.67	4.38	0.87
Class Z	1,000.00	1,000.00	1,151.00	1,019.45	5.90	5.54	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
4

Columbia Small Cap Core Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.0%

Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Auto Components 1.1%
Dorman Products, Inc.(a)	92,050	5,303,921
Fox Factory Holding Corp.(a)	271,046	4,526,468
Modine Manufacturing Co.(a)	220,906	3,267,200
Total		13,097,589
Diversified Consumer Services 0.6%
Steiner Leisure Ltd.(a)	165,921	7,337,027
Hotels, Restaurants & Leisure 0.8%
Diversified Restaurant Holdings, Inc.(a)	713,700	3,411,486
Morgans Hotel Group Co.(a)	882,870	7,062,960
Total		10,474,446
Household Durables 2.2%
Helen of Troy Ltd.(a)	182,000	11,886,420
Installed Building Products, Inc.(a)	417,557	6,221,599
Jarden Corp.(a)	146,710	9,018,264
Total		27,126,283
Leisure Equipment & Products 0.9%
Arctic Cat, Inc.	118,320	5,539,743
Callaway Golf Co.	713,872	6,010,802
Total		11,550,545
Media 1.4%
John Wiley & Sons, Inc., Class A	294,837	17,109,391
Multiline Retail 0.6%
Tuesday Morning Corp.(a)	447,696	7,001,965
Specialty Retail 2.6%
Buckle, Inc. (The)	140,932	6,394,085
CST Brands, Inc.	188,458	6,130,539
Express, Inc.(a)	179,212	3,277,787
Penske Automotive Group, Inc.	240,238	10,399,903
Rent-A-Center, Inc.	117,593	2,956,288
Wet Seal, Inc. (The), Class A(a)	1,244,111	2,363,811
Total		31,522,413
Total Consumer Discretionary		125,219,659
Consumer Staples 0.7%
Food & Staples Retailing 0.3%
Casey's General Stores, Inc.	51,349	3,516,893

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.4%
Elizabeth Arden, Inc.(a)	189,802	5,802,247
Total Consumer Staples		9,319,140
Energy 5.9%
Energy Equipment & Services 3.8%
Gulfmark Offshore, Inc., Class A	174,808	8,292,892
Helix Energy Solutions Group, Inc.(a)	191,130	4,518,313
ION Geophysical Corp.(a)	1,145,651	4,662,800
Newpark Resources, Inc.(a)	333,042	3,703,427
Oceaneering International, Inc.	58,664	4,199,169
Tetra Technologies, Inc.(a)	1,217,019	14,604,228
Unit Corp.(a)	108,536	6,664,110
Total		46,644,939
Oil, Gas & Consumable Fuels 2.1%
BPZ Resources, Inc.(a)	741,314	1,527,107
Carrizo Oil & Gas, Inc.(a)	110,773	5,509,849
Diamondback Energy, Inc.(a)	103,763	6,675,074
Matador Resources Co.(a)	286,465	6,949,641
Resolute Energy Corp.(a)	531,402	4,952,666
Total		25,614,337
Total Energy		72,259,276
Financials 19.2%
Capital Markets 2.5%
FXCM, Inc., Class A	413,965	6,975,310
INTL FCStone, Inc.(a)	262,396	4,772,983
Investment Technology Group, Inc.(a)	417,298	7,210,910
MVC Capital, Inc.	314,967	4,573,321
Waddell & Reed Financial, Inc., Class A	100,624	7,013,493
Total		30,546,017
Commercial Banks 7.0%
Bryn Mawr Bank Corp.	312,677	8,908,168
Financial Institutions, Inc.	270,781	5,968,013
First Financial Holdings, Inc.	132,127	8,091,458
Independent Bank Corp.(a)	483,508	5,947,148
National Bank Holdings Corp., Class A	297,149	5,833,035
OFG Bancorp	1,049,437	16,790,992
PacWest Bancorp	181,276	7,867,378
Simmons First National Corp., Class A	148,933	5,306,483

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Southwest Bancorp, Inc.	565,112	9,940,320
Susquehanna Bancshares, Inc.	282,003	3,085,113
Union First Market Bankshares Corp.	311,498	7,880,899
Total		85,619,007
Consumer Finance 0.8%
Cash America International, Inc.	253,701	10,153,114
Insurance 3.3%
AMERISAFE, Inc.	115,274	5,019,030
Arthur J Gallagher & Co.	98,833	4,566,085
CNO Financial Group, Inc.	525,859	9,602,185
Enstar Group Ltd.(a)	54,046	6,765,478
Horace Mann Educators Corp.	194,357	5,560,554
State Auto Financial Corp.	162,335	3,249,947
Third Point Reinsurance Ltd.(a)	365,020	5,475,300
Total		40,238,579
Real Estate Investment Trusts (REITs) 4.9%
Acadia Realty Trust	185,953	4,918,457
American Campus Communities, Inc.	273,438	10,100,799
AmREIT, Inc.	284,770	4,937,912
Chesapeake Lodging Trust	186,781	4,865,645
Cousins Properties, Inc.	208,635	2,409,734
DuPont Fabros Technology, Inc.	177,283	4,708,636
First Potomac Realty Trust	475,882	6,034,184
Physicians Realty Trust	448,607	6,006,848
STAG Industrial, Inc.	460,535	10,735,071
Summit Hotel Properties, Inc.	657,096	6,071,567
Total		60,788,853
Thrifts & Mortgage Finance 0.7%
Berkshire Hills Bancorp, Inc.	171,338	4,305,724
Dime Community Bancshares, Inc.	286,487	4,812,981
Total		9,118,705
Total Financials		236,464,275
Health Care 11.8%
Biotechnology 0.6%
Repligen Corp.(a)	456,903	6,839,838
Health Care Equipment & Supplies 6.2%
Analogic Corp.	145,333	13,699,088
Atrion Corp.	34,648	10,028,171
Greatbatch, Inc.(a)	154,594	6,698,558

Common Stocks (continued)

Issuer	Shares	Value ($)
Haemonetics Corp.(a)	73,144	2,668,293
Hill-Rom Holdings, Inc.	137,482	5,200,944
Invacare Corp.	420,407	8,332,467
Staar Surgical Co.(a)	1,055,422	14,944,775
Teleflex, Inc.	51,585	5,261,154
Thoratec Corp.(a)	158,140	5,873,320
West Pharmaceutical Services, Inc.	89,503	4,079,547
Total		76,786,317
Health Care Providers & Services 3.2%
Air Methods Corp.(a)	329,718	17,811,366
Magellan Health Services, Inc.(a)	101,341	6,195,989
Owens & Minor, Inc.	51,429	1,785,615
Providence Service Corp. (The)(a)	514,892	13,690,978
Total		39,483,948
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A(a)	42,849	5,558,372
Bruker Corp.(a)	178,641	4,062,297
Techne Corp.	65,527	5,821,419
Total		15,442,088
Pharmaceuticals 0.6%
Supernus Pharmaceuticals, Inc.(a)	688,656	6,914,106
Total Health Care		145,466,297
Industrials 19.6%
Aerospace & Defense 1.5%
AAR Corp.	227,422	6,572,496
American Science & Engineering, Inc.	98,921	6,504,055
Teledyne Technologies, Inc.(a)	50,210	4,919,576
Total		17,996,127
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.(a)	196,814	5,930,006
Commercial Services & Supplies 3.0%
ABM Industries, Inc.	163,305	4,610,100
ACCO Brands Corp.(a)	1,043,964	6,180,267
McGrath Rentcorp	282,361	9,140,026
SP Plus Corp.(a)	212,082	5,567,152
Unifirst Corp.	110,158	12,083,231
Total		37,580,776
Construction & Engineering 3.9%
Argan, Inc.	279,485	7,990,476
EMCOR Group, Inc.	178,352	8,343,307

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Great Lakes Dredge & Dock Corp.(a)	714,801	5,904,256
MasTec, Inc.(a)	303,795	12,437,367
Primoris Services Corp.	337,533	10,554,657
Sterling Construction Co., Inc.(a)	331,595	3,140,205
Total		48,370,268
Electrical Equipment 1.7%
Global Power Equipment Group, Inc.	262,380	4,806,802
LSI Industries, Inc.	1,179,425	9,777,433
Regal-Beloit Corp.	86,562	6,378,754
Total		20,962,989
Machinery 4.9%
Actuant Corp., Class A	222,141	7,788,263
Albany International Corp., Class A	219,476	7,918,694
Douglas Dynamics, Inc.	115,982	1,876,589
ESCO Technologies, Inc.	94,959	3,403,331
Key Technology, Inc.(a)	308,134	3,913,302
Miller Industries, Inc.	271,083	4,893,048
PMFG, Inc.(a)	809,130	5,291,710
Terex Corp.	190,108	8,465,509
TriMas Corp.(a)	142,127	4,776,889
Wabash National Corp.(a)	897,689	12,127,778
Total		60,455,113
Marine 0.5%
Rand Logistics, Inc.(a)	823,502	5,575,108
Professional Services 1.1%
FTI Consulting, Inc.(a)	137,279	4,007,174
Hudson Global, Inc.(a)	297,360	1,064,549
Kforce, Inc.	389,199	8,527,350
Total		13,599,073
Road & Rail 0.5%
Marten Transport Ltd.	335,656	6,541,935
Trading Companies & Distributors 2.0%
Kaman Corp.	220,553	8,760,365
MRC Global, Inc.(a)	214,448	5,515,603
Rush Enterprises, Inc., Class A(a)	229,960	6,576,856
Titan Machinery, Inc.(a)	206,355	3,264,536
Total		24,117,360
Total Industrials		241,128,755

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 20.3%
Communications Equipment 2.1%
ADTRAN, Inc.	269,025	7,048,455
InterDigital, Inc.	274,958	8,386,219
Plantronics, Inc.	248,765	11,040,191
Total		26,474,865
Computers & Peripherals 0.3%
Intevac, Inc.(a)	490,780	3,695,573
Electronic Equipment, Instruments & Components 7.1%
Anixter International, Inc.	85,568	9,151,498
Belden, Inc.	220,291	15,889,590
Benchmark Electronics, Inc.(a)	426,062	10,157,318
Cognex Corp.(a)	183,612	6,914,828
CTS Corp.	259,437	5,297,704
FARO Technologies, Inc.(a)	46,689	2,686,485
GSI Group, Inc.(a)	407,427	5,113,209
Littelfuse, Inc.	30,636	2,891,119
Newport Corp.(a)	395,241	8,181,489
Plexus Corp.(a)	301,434	12,404,009
Rogers Corp.(a)	135,562	8,770,861
Total		87,458,110
Internet Software & Services 2.2%
Digital River, Inc.(a)	540,545	9,605,485
Liquidity Services, Inc.(a)	91,320	2,339,618
Saba Software, Inc.(a)	436,235	5,524,916
Stamps.com, Inc.(a)	151,276	5,321,890
TechTarget, Inc.(a)	622,375	4,313,059
Total		27,104,968
IT Services 3.9%
Acxiom Corp.(a)	132,836	4,945,484
Computer Task Group, Inc.	518,625	8,427,656
CoreLogic, Inc.(a)	262,820	8,567,932
DST Systems, Inc.	119,091	11,192,172
Global Cash Access Holdings, Inc.(a)	708,132	5,948,309
PRGX Global, Inc.(a)	1,388,319	8,385,447
Total		47,467,000
Semiconductors & Semiconductor Equipment 2.6%
ATMI, Inc.(a)	443,408	15,080,306
BTU International, Inc.(a)	292,872	887,402

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Fairchild Semiconductor International, Inc.(a)	454,241	6,395,713
LTX-Credence Corp.(a)	538,277	5,447,363
Pericom Semiconductor Corp.(a)	536,305	4,338,708
Total		32,149,492
Software 2.1%
American Software, Inc., Class A	467,655	4,891,671
Mentor Graphics Corp.	131,030	2,835,489
Netscout Systems, Inc.(a)	123,211	4,679,554
Progress Software Corp.(a)	538,234	13,423,556
Total		25,830,270
Total Information Technology		250,180,278
Materials 5.9%
Chemicals 3.4%
H.B. Fuller Co.	195,003	9,453,745
Innophos Holdings, Inc.	113,348	6,225,072
Omnova Solutions, Inc.(a)	959,854	9,147,409
Sensient Technologies Corp.	261,281	13,698,963
Stepan Co.	61,222	3,722,298
Total		42,247,487
Containers & Packaging 0.7%
Greif, Inc., Class A	165,952	8,307,557
Metals & Mining 1.4%
AM Castle & Co.(a)	348,885	5,100,699
Globe Specialty Metals, Inc.	310,102	6,161,727
Universal Stainless & Alloy Products, Inc.(a)	175,221	5,787,549
Total		17,049,975

Common Stocks (continued)

Issuer	Shares	Value ($)
Paper & Forest Products 0.4%
PH Glatfelter Co.	181,228	5,500,270
Total Materials		73,105,289
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
General Communication, Inc., Class A(a)	820,205	8,538,334
Total Telecommunication Services		8,538,334
Utilities 1.7%
Electric Utilities 0.4%
Allete, Inc.	99,239	5,012,562
Gas Utilities 1.3%
Laclede Group, Inc. (The)	104,975	4,813,104
New Jersey Resources Corp.	103,871	4,675,233
South Jersey Industries, Inc.	113,900	6,512,802
Total		16,001,139
Total Utilities		21,013,701
Total Common Stocks (Cost: $811,157,038)		1,182,695,004

Money Market Funds 4.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b)(c)	51,709,158	51,709,158
Total Money Market Funds (Cost: $51,709,158)		51,709,158
Total Investments (Cost: $862,866,196)		1,234,404,162
Other Assets & Liabilities, Net		(2,015,655)
Net Assets		1,232,388,507

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,773,250	173,035,563	(155,099,655)	—	51,709,158	13,841	51,709,158
Performance Technologies, Inc.*	5,454,067	—	(2,411,404)	(3,042,663)	—	—	—
Total	39,227,317	173,035,563	(157,511,059)	(3,042,663)	51,709,158	13,841	51,709,158

*Issuer was not an affiliate for the entire period ended February 28, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Small Cap Core Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	125,219,659	—	—	125,219,659
Consumer Staples	9,319,140	—	—	9,319,140
Energy	72,259,276	—	—	72,259,276
Financials	236,464,275	—	—	236,464,275
Health Care	145,466,297	—	—	145,466,297
Industrials	241,128,755	—	—	241,128,755
Information Technology	250,180,278	—	—	250,180,278
Materials	73,105,289	—	—	73,105,289
Telecommunication Services	8,538,334	—	—	8,538,334
Utilities	21,013,701	—	—	21,013,701
Total Equity Securities	1,182,695,004	—	—	1,182,695,004
Mutual Funds
Money Market Funds	51,709,158	—	—	51,709,158
Total Mutual Funds	51,709,158	—	—	51,709,158
Total	1,234,404,162	—	—	1,234,404,162

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Small Cap Core Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $811,157,038)	$1,182,695,004
Affiliated issuers (identified cost $51,709,158)	51,709,158
Total investments (identified cost $862,866,196)	1,234,404,162
Receivable for:
Investments sold	653,114
Capital shares sold	1,176,190
Dividends	540,958
Prepaid expenses	5,604
Trustees' deferred compensation plan	84,986
Other assets	29,823
Total assets	1,236,894,837
Liabilities
Payable for:
Investments purchased	2,202,470
Capital shares purchased	1,874,590
Investment management fees	25,470
Distribution and/or service fees	5,202
Transfer agent fees	234,705
Administration fees	2,568
Chief compliance officer expenses	133
Other expenses	76,206
Trustees' deferred compensation plan	84,986
Total liabilities	4,506,330
Net assets applicable to outstanding capital stock	$1,232,388,507
Represented by
Paid-in capital	$829,834,687
Excess of distributions over net investment income	(5,309,446)
Accumulated net realized gain	36,325,300
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	371,537,966
Total — representing net assets applicable to outstanding capital stock	$1,232,388,507

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Small Cap Core Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$455,983,782
Shares outstanding	23,258,532
Net asset value per share	$19.61
Maximum offering price per share(a)	$20.81
Class B
Net assets	$756,646
Shares outstanding	45,170
Net asset value per share	$16.75
Class C
Net assets	$33,323,591
Shares outstanding	1,986,674
Net asset value per share	$16.77
Class I
Net assets	$63,698,509
Shares outstanding	3,119,754
Net asset value per share	$20.42
Class R4
Net assets	$6,674,573
Shares outstanding	325,209
Net asset value per share	$20.52
Class R5
Net assets	$25,619,338
Shares outstanding	1,247,473
Net asset value per share	$20.54
Class T
Net assets	$83,072,974
Shares outstanding	4,328,223
Net asset value per share	$19.19
Maximum offering price per share(a)	$20.36
Class W
Net assets	$67,631,479
Shares outstanding	3,449,726
Net asset value per share	$19.60
Class Y
Net assets	$14,270,728
Shares outstanding	692,337
Net asset value per share	$20.61
Class Z
Net assets	$481,356,887
Shares outstanding	23,663,115
Net asset value per share	$20.34

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Small Cap Core Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,848,313
Dividends — affiliated issuers	13,841
Foreign taxes withheld	(14,546)
Total income	6,847,608
Expenses:
Investment management fees	4,504,173
Distribution and/or service fees
Class A	527,857
Class B	4,235
Class C	160,774
Class T	121,606
Class W	81,834
Transfer agent fees
Class A	488,346
Class B	980
Class C	37,201
Class R4	5,605
Class R5	1,005
Class T	93,794
Class W	75,736
Class Z	565,106
Administration fees	454,157
Compensation of board members	22,154
Custodian fees	7,158
Printing and postage fees	66,636
Registration fees	72,678
Professional fees	28,268
Line of credit interest expense	65
Chief compliance officer expenses	245
Other	13,902
Total expenses	7,333,515
Net investment loss	(485,907)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	62,853,491
Investments — affiliated issuers	(3,042,663)
Net realized gain	59,810,828
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	109,505,272
Investments — affiliated issuers	(4,624,044)
Net change in unrealized appreciation (depreciation)	104,881,228
Net realized and unrealized gain	164,692,056
Net increase in net assets resulting from operations	$164,206,149
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Small Cap Core Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)
Operations
Net investment income (loss)	$(485,907)	$1,333,027
Net realized gain	59,810,828	73,369,007
Net change in unrealized appreciation (depreciation)	104,881,228	177,545,205
Net increase in net assets resulting from operations	164,206,149	252,247,239
Distributions to shareholders
Net investment income
Class A	(221,305)	(922,111)
Class I	(197,543)	(480,100)
Class R4	(9,113)	(17)
Class R5	(57,948)	(19)
Class T	(20,178)	(240,199)
Class W	(35,121)	(260,307)
Class Y	(40,631)	(21)
Class Z	(941,189)	(2,852,618)
Net realized gains
Class A	(33,788,373)	(7,269,649)
Class B	(79,847)	(46,627)
Class C	(3,037,420)	(927,388)
Class I	(4,838,311)	(1,752,182)
Class R4	(384,653)	(79)
Class R5	(1,585,680)	(79)
Class T	(6,765,254)	(2,180,079)
Class W	(5,362,159)	(2,039,997)
Class Y	(995,148)	(79)
Class Z	(38,568,080)	(14,017,377)
Total distributions to shareholders	(96,927,953)	(32,988,928)
Increase (decrease) in net assets from capital stock activity	29,801,562	34,712,305
Total increase in net assets	97,079,758	253,970,616
Net assets at beginning of period	1,135,308,749	881,338,133
Net assets at end of period	$1,232,388,507	$1,135,308,749
Excess of distributions over net investment income	$(5,309,446)	$(3,300,511)

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Small Cap Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	4,516,182	88,222,438	11,885,894	199,398,657
Distributions reinvested	1,546,124	29,113,513	439,975	6,634,538
Redemptions	(4,302,918)	(84,207,950)	(5,994,433)	(102,003,743)
Net increase	1,759,388	33,128,001	6,331,436	104,029,452
Class B shares
Subscriptions	1,960	32,842	5,599	79,298
Distributions reinvested	4,245	68,426	2,655	34,724
Redemptions(b)	(15,483)	(259,853)	(67,319)	(973,498)
Net decrease	(9,278)	(158,585)	(59,065)	(859,476)
Class C shares
Subscriptions	175,520	2,949,060	290,435	4,280,448
Distributions reinvested	152,375	2,459,331	56,364	738,372
Redemptions	(184,004)	(3,089,876)	(479,308)	(6,916,490)
Net increase (decrease)	143,891	2,318,515	(132,509)	(1,897,670)
Class I shares
Subscriptions	21,363	438,630	164,137	2,772,710
Distributions reinvested	257,046	5,035,530	143,132	2,232,165
Redemptions	(223,237)	(4,626,597)	(784,042)	(14,596,151)
Net increase (decrease)	55,172	847,563	(476,773)	(9,591,276)
Class R4 shares
Subscriptions	288,462	5,858,331	47,937	902,511
Distributions reinvested	17,256	339,943	—	—
Redemptions	(27,101)	(557,956)	(1,345)	(26,115)
Net increase	278,617	5,640,318	46,592	876,396
Class R5 shares
Subscriptions	370,919	7,391,120	892,298	16,955,352
Distributions reinvested	83,419	1,643,352	—	—
Redemptions	(68,685)	(1,397,421)	(30,478)	(603,405)
Net increase	385,653	7,637,051	861,820	16,351,947
Class T shares
Subscriptions	104,385	1,934,065	57,012	871,376
Distributions reinvested	255,826	4,717,426	113,746	1,681,987
Redemptions	(205,972)	(3,934,093)	(605,515)	(9,833,690)
Net increase (decrease)	154,239	2,717,398	(434,757)	(7,280,327)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Small Cap Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	404,496	8,008,632	1,145,055	19,079,818
Distributions reinvested	286,615	5,396,959	152,536	2,300,198
Redemptions	(491,437)	(9,673,971)	(2,041,103)	(36,129,782)
Net increase (decrease)	199,674	3,731,620	(743,512)	(14,749,766)
Class Y shares
Subscriptions	107,614	2,196,561	582,612	11,485,836
Distributions reinvested	52,351	1,035,503	—	—
Redemptions	(48,548)	(989,562)	(1,692)	(30,369)
Net increase	111,417	2,242,502	580,920	11,455,467
Class Z shares
Subscriptions	1,686,942	34,024,241	6,257,873	105,704,041
Distributions reinvested	996,637	19,464,326	566,101	8,813,173
Redemptions	(4,056,342)	(81,791,388)	(10,202,375)	(178,139,656)
Net decrease	(1,372,763)	(28,302,821)	(3,378,401)	(63,622,442)
Total net increase	1,706,010	29,801,562	2,595,751	34,712,305

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Small Cap Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class A	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$18.57		$15.05		$12.98		$13.33		$11.58		$14.14		$20.01
Income from investment operations:
Net investment loss	(0.02)		(0.01)		(0.04)		(0.07)		(0.05)		(0.02)		(0.09)
Net realized and unrealized gain (loss)	2.73		4.08		2.68		(0.28)		1.80		(1.39)		(2.11)
Total from investment operations	2.71		4.07		2.64		(0.35)		1.75		(1.41)		(2.20)
Less distributions to shareholders:
Net investment income	(0.01)		(0.06)		—		—		—		—		(0.03)
Net realized gains	(1.66)		(0.49)		(0.57)		—		—		(1.15)		(3.64)
Total distributions to shareholders	(1.67)		(0.55)		(0.57)		—		—		(1.15)		(3.67)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$19.61		$18.57		$15.05		$12.98		$13.33		$11.58		$14.14
Total return	14.97%		27.93%		20.46%		(2.63%)		15.11%		(7.41%)		(12.86%)
Ratios to average net assets(c)
Total gross expenses	1.35	%(d)(e)	1.37	%(d)	1.37	%(e)	1.32%		1.30%		1.33%		1.25%
Total net expenses(f)	1.35	%(d)(e)	1.36	%(d)(g)	1.36	%(e)(g)	1.29	%(g)	1.30	%(g)	1.33	%(g)	1.25	%(g)
Net investment loss	(0.20	%)(e)	(0.07%)		(0.28	%)(e)	(0.48%)		(0.38%)		(0.28%)		(0.56%)
Supplemental data
Net assets, end of period (in thousands)	$455,984		$399,232		$228,303		$162,502		$121,456		$81,474		$115,246
Portfolio turnover	10%		34%		26%		33%		26%		11%		25%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class B	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.13		$13.19		$11.50		$11.90		$10.42		$12.97		$18.75
Income from investment operations:
Net investment loss	(0.08)		(0.09)		(0.12)		(0.17)		(0.12)		(0.09)		(0.19)
Net realized and unrealized gain (loss)	2.36		3.52		2.38		(0.23)		1.60		(1.31)		(1.95)
Total from investment operations	2.28		3.43		2.26		(0.40)		1.48		(1.40)		(2.14)
Less distributions to shareholders:
Net realized gains	(1.66)		(0.49)		(0.57)		—		—		(1.15)		(3.64)
Total distributions to shareholders	(1.66)		(0.49)		(0.57)		—		—		(1.15)		(3.64)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$16.75		$16.13		$13.19		$11.50		$11.90		$10.42		$12.97
Total return	14.53%		26.90%		19.77%		(3.36%)		14.20%		(8.08%)		(13.53%)
Ratios to average net assets(c)
Total gross expenses	2.10	%(d)(e)	2.11	%(d)	2.20	%(e)	2.08%		2.05%		2.08%		2.00%
Total net expenses(f)	2.10	%(d)(e)	2.11	%(d)(g)	2.11	%(e)(g)	2.04	%(g)	2.05	%(g)	2.08	%(g)	2.00	%(g)
Net investment loss	(0.94	%)(e)	(0.61%)		(1.00	%)(e)	(1.26%)		(1.11%)		(1.03%)		(1.31%)
Supplemental data
Net assets, end of period (in thousands)	$757		$878		$1,497		$9,244		$15,478		$17,317		$23,085
Portfolio turnover	10%		34%		26%		33%		26%		11%		25%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class C	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.15		$13.20		$11.52		$11.92		$10.43		$12.99		$18.76
Income from investment operations:
Net investment loss	(0.08)		(0.10)		(0.12)		(0.17)		(0.12)		(0.09)		(0.19)
Net realized and unrealized gain (loss)	2.36		3.54		2.37		(0.23)		1.61		(1.32)		(1.94)
Total from investment operations	2.28		3.44		2.25		(0.40)		1.49		(1.41)		(2.13)
Less distributions to shareholders:
Net realized gains	(1.66)		(0.49)		(0.57)		—		—		(1.15)		(3.64)
Total distributions to shareholders	(1.66)		(0.49)		(0.57)		—		—		(1.15)		(3.64)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$16.77		$16.15		$13.20		$11.52		$11.92		$10.43		$12.99
Total return	14.52%		26.95%		19.65%		(3.36%)		14.29%		(8.15%)		(13.46%)
Ratios to average net assets(c)
Total gross expenses	2.10	%(d)(e)	2.11	%(d)	2.12	%(e)	2.07%		2.05%		2.08%		2.00%
Total net expenses(f)	2.10	%(d)(e)	2.11	%(d)(g)	2.11	%(e)(g)	2.04	%(g)	2.05	%(g)	2.08	%(g)	2.00	%(g)
Net investment loss	(0.95	%)(e)	(0.71%)		(1.03	%)(e)	(1.23%)		(1.12%)		(1.03%)		(1.29%)
Supplemental data
Net assets, end of period (in thousands)	$33,324		$29,769		$26,077		$22,535		$19,635		$18,461		$24,756
Portfolio turnover	10%		34%		26%		33%		26%		11%		25%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class I	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$19.28		$15.61		$13.38		$13.69		$13.37
Income from investment operations:
Net investment income (loss)	0.03		0.09		0.03		(0.01)		0.00	(c)
Net realized and unrealized gain (loss)	2.84		4.21		2.77		(0.30)		0.32
Total from investment operations	2.87		4.30		2.80		(0.31)		0.32
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		—		—		—
Net realized gains	(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(1.73)		(0.63)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$20.42		$19.28		$15.61		$13.38		$13.69
Total return	15.25%		28.49%		21.06%		(2.26%)		2.39%
Ratios to average net assets(d)
Total gross expenses	0.87	%(e)(f)	0.88	%(e)	0.91	%(f)	0.88%		0.90	%(f)
Total net expenses(g)	0.87	%(e)(f)	0.88	%(e)	0.91	%(f)	0.88	%(h)	0.90	%(f)(h)
Net investment income (loss)	0.28	%(f)	0.52%		0.19	%(f)	(0.04%)		2.13	%(f)
Supplemental data
Net assets, end of period (in thousands)	$63,699		$59,098		$55,276		$3,765		$3
Portfolio turnover	10%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Small Cap Core Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.37		$15.57
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.05)
Net realized and unrealized gain	2.85		4.45
Total from investment operations	2.85		4.40
Less distributions to shareholders:
Net investment income	(0.04)		(0.11)
Net realized gains	(1.66)		(0.49)
Total distributions to shareholders	(1.70)		(0.60)
Net asset value, end of period	$20.52		$19.37
Total return	15.07%		29.18%
Ratios to average net assets(c)
Total gross expenses	1.11	%(d)(e)	1.12	%(d)(e)
Total net expenses(f)	1.11	%(d)(e)	1.12	%(d)(e)(g)
Net investment income (loss)	0.02	%(e)	(0.31	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$6,675		$903
Portfolio turnover	10%		34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Small Cap Core Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.38		$15.57
Income from investment operations:
Net investment income (loss)	0.03		(0.05)
Net realized and unrealized gain	2.85		4.47
Total from investment operations	2.88		4.42
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)
Net realized gains	(1.66)		(0.49)
Total distributions to shareholders	(1.72)		(0.61)
Net asset value, end of period	$20.54		$19.38
Total return	15.24%		29.36%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)(d)	0.94	%(c)(d)
Total net expenses(e)	0.88	%(c)(d)	0.94	%(c)(d)
Net investment income (loss)	0.28	%(d)	(0.32	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$25,619		$16,704
Portfolio turnover	10%		34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class T	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$18.21		$14.77		$12.75		$13.10		$11.39		$13.94		$19.78
Income from investment operations:
Net investment income (loss)	(0.02)		(0.00	)(b)	(0.04)		(0.08)		(0.05)		(0.03)		(0.10)
Net realized and unrealized gain (loss)	2.66		3.99		2.63		(0.27)		1.76		(1.37)		(2.08)
Total from investment operations	2.64		3.99		2.59		(0.35)		1.71		(1.40)		(2.18)
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.06)		—		—		—		—		(0.02)
Net realized gains	(1.66)		(0.49)		(0.57)		—		—		(1.15)		(3.64)
Total distributions to shareholders	(1.66)		(0.55)		(0.57)		—		—		(1.15)		(3.66)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$19.19		$18.21		$14.77		$12.75		$13.10		$11.39		$13.94
Total return	14.89%		27.86%		20.44%		(2.67%)		15.01%		(7.45%)		(12.90%)
Ratios to average net assets(c)
Total gross expenses	1.40	%(d)(e)	1.41	%(d)	1.42	%(e)	1.38%		1.35%		1.38%		1.30%
Total net expenses(f)	1.40	%(d)(e)	1.41	%(d)(g)	1.41	%(e)(g)	1.35	%(g)	1.35	%(g)	1.38	%(g)	1.30	%(g)
Net investment income	(0.25	%)(e)	(0.01%)		(0.33	%)(e)	(0.56%)		(0.42%)		(0.34%)		(0.63%)
Supplemental data
Net assets, end of period (in thousands)	$83,073		$76,011		$68,074		$63,595		$73,960		$74,722		$98,299
Portfolio turnover	10%		34%		26%		33%		26%		11%		25%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class W	(Unaudited)		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$18.57		$15.05		$12.98		$13.32		$13.01
Income from investment operations:
Net investment income (loss)	(0.02)		0.01		(0.04)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	2.72		4.06		2.68		(0.27)		0.31
Total from investment operations	2.70		4.07		2.64		(0.34)		0.31
Less distributions to shareholders:
Net investment income	(0.01)		(0.06)		—		—		—
Net realized gains	(1.66)		(0.49)		(0.57)		—		—
Total distributions to shareholders	(1.67)		(0.55)		(0.57)		—		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—
Net asset value, end of period	$19.60		$18.57		$15.05		$12.98		$13.32
Total return	14.91%		27.93%		20.46%		(2.55%)		2.38%
Ratios to average net assets(d)
Total gross expenses	1.35	%(e)(f)	1.36	%(e)	1.38	%(f)	1.32%		1.34	%(f)
Total net expenses(g)	1.35	%(e)(f)	1.36	%(e)(h)	1.36	%(f)(h)	1.29	%(h)	1.34	%(f)(h)
Net investment income (loss)	(0.20	%)(f)	0.05%		(0.27	%)(f)	(0.47%)		1.69	%(f)
Supplemental data
Net assets, end of period (in thousands)	$67,631		$60,353		$60,112		$41,634		$3
Portfolio turnover	10%		34%		26%		33%		26%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Small Cap Core Fund

Financial Highlights (continued)

Class Y	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$19.45		$15.63
Income from investment operations:
Net investment income	0.03		0.02
Net realized and unrealized gain	2.86		4.42
Total from investment operations	2.89		4.44
Less distributions to shareholders:
Net investment income	(0.07)		(0.13)
Net realized gains	(1.66)		(0.49)
Total distributions to shareholders	(1.73)		(0.62)
Net asset value, end of period	$20.61		$19.45
Total return	15.22%		29.37%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)(d)	0.88	%(c)(d)
Total net expenses(e)	0.87	%(c)(d)	0.88	%(c)(d)
Net investment income	0.28	%(d)	0.07	%(d)
Supplemental data
Net assets, end of period (in thousands)	$14,271		$11,301
Portfolio turnover	10%		34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Small Cap Core Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended September 30,
Class Z	(Unaudited)		2013		2012(a)		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$19.21		$15.56		$13.36		$13.69		$11.87		$14.42		$20.33
Income from investment operations:
Net investment income (loss)	0.01		0.05		(0.00	)(b)	(0.04)		(0.02)		(0.00	)(b)	(0.04)
Net realized and unrealized gain (loss)	2.82		4.19		2.77		(0.29)		1.84		(1.40)		(2.15)
Total from investment operations	2.83		4.24		2.77		(0.33)		1.82		(1.40)		(2.19)
Less distributions to shareholders:
Net investment income	(0.04)		(0.10)		—		—		—		—		(0.08)
Net realized gains	(1.66)		(0.49)		(0.57)		—		—		(1.15)		(3.64)
Total distributions to shareholders	(1.70)		(0.59)		(0.57)		—		—		(1.15)		(3.72)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	—
Net asset value, end of period	$20.34		$19.21		$15.56		$13.36		$13.69		$11.87		$14.42
Total return	15.10%		28.17%		20.86%		(2.41%)		15.33%		(7.18%)		(12.60%)
Ratios to average net assets(c)
Total gross expenses	1.10	%(d)(e)	1.11	%(d)	1.12	%(e)	1.07%		1.05%		1.08%		1.00%
Total net expenses(f)	1.10	%(d)(e)	1.11	%(d)(g)	1.11	%(e)(g)	1.05	%(g)	1.05	%(g)	1.08	%(g)	1.00	%(g)
Net investment income (loss)	0.05	%(e)	0.30%		(0.03	%)(e)	(0.26%)		(0.12%)		(0.04%)		(0.27%)
Supplemental data
Net assets, end of period (in thousands)	$481,357		$481,061		$442,000		$369,903		$411,684		$353,117		$413,763
Portfolio turnover	10%		34%		26%		33%		26%		11%		25%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to August 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to August 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Small Cap Core Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Small Cap Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally

Semiannual Report 2014
27

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds

(ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Semiannual Report 2014
28

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.76% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class Y shares are not subject to transfer agent fees.

Semiannual Report 2014
29

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class R4	0.23
Class R5	0.01
Class T	0.23
Class W	0.23
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended February 28, 2014 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $66,479 for Class A, $188 for Class B, $490 for Class C and $5,304 for Class T shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014	Prior to January 1, 2014
Class A	1.40%	1.41%
Class B	2.15	2.16
Class C	2.15	2.16
Class I	0.98	1.01
Class R4	1.15	1.16
Class R5	1.03	1.06
Class T	1.45	1.46
Class W	1.40	1.41
Class Y	0.98	1.01
Class Z	1.15	1.16

Semiannual Report 2014
30

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $862,866,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$399,606,000
Unrealized depreciation	(28,068,000)
Net unrealized appreciation	$371,538,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $119,221,942 and $206,678,178, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds.

The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder account owned 26.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 30.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended February 28, 2014, the average daily loan balance outstanding on days when borrowing existed was $2,000,000 at a weighted average interest rate of 1.17%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 9. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable

Semiannual Report 2014
31

Columbia Small Cap Core Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
32

Columbia Small Cap Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia Small Cap Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR225_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Technology Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Technology Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	20
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Technology Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Technology Fund (the Fund) Class A shares returned 27.10% excluding sales charges for the six months ended February 28, 2014.

>  The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) 100 Technology Index, which returned 21.25%, during the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		27.10	47.33	25.45	9.99
Including sales charges		19.80	38.85	23.96	9.33
Class B	11/01/02
Excluding sales charges		26.66	46.13	24.53	9.16
Including sales charges		21.66	41.13	24.36	9.16
Class C	10/13/03
Excluding sales charges		26.69	46.14	24.53	9.17
Including sales charges		25.69	45.14	24.53	9.17
Class R4*	11/08/12	27.23	47.60	25.78	10.27
Class R5*	11/08/12	27.36	47.84	25.83	10.28
Class Z	11/09/00	27.28	47.57	25.77	10.26
BofAML 100 Technology Index		21.25	34.78	25.01	6.70

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The BofAML 100 Technology Index, an unmanaged equally weighted index of 100 leading technology stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Technology Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Google, Inc., Class A	3.6
Apple, Inc.	2.7
Facebook, Inc., Class A	2.5
Alliance Data Systems Corp.	1.8
Amazon.com, Inc.	1.7
VMware, Inc., Class A	1.5
Salesforce.com, Inc.	1.5
Adobe Systems, Inc.	1.4
priceline.com, Inc.	1.4
F5 Networks, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Common Stocks	98.0
Consumer Discretionary	9.0
Industrials	1.0
Information Technology	87.0
Telecommunication Services	1.0
Exchange-Traded Funds	0.3
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Wayne Collette, CFA

Rahul Narang

Semiannual Report 2014
3

Columbia Technology Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,271.00	1,017.85	8.04	7.14	1.42
Class B	1,000.00	1,000.00	1,266.60	1,014.16	12.21	10.85	2.16
Class C	1,000.00	1,000.00	1,266.90	1,014.11	12.26	10.90	2.17
Class R4	1,000.00	1,000.00	1,272.30	1,019.05	6.68	5.94	1.18
Class R5	1,000.00	1,000.00	1,273.60	1,019.75	5.90	5.24	1.04
Class Z	1,000.00	1,000.00	1,272.80	1,019.10	6.63	5.89	1.17

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
4

Columbia Technology Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.3%

Issuer	Shares	Value ($)
Consumer Discretionary 9.0%
Diversified Consumer Services 0.4%
LifeLock, Inc.(a)	46,560	927,010
Internet & Catalog Retail 5.4%
Amazon.com, Inc.(a)	9,522	3,447,916
Expedia, Inc.	19,209	1,508,483
Netflix, Inc.(a)	2,888	1,286,979
priceline.com, Inc.(a)	2,070	2,792,099
Qunar Cayman Islands Ltd., ADR(a)	19,932	607,727
RetailMeNot, Inc.(a)	26,648	1,113,087
TripAdvisor, Inc.(a)	5,796	580,991
Total		11,337,282
Media 3.2%
AMC Networks, Inc., Class A(a)	17,768	1,350,723
Comcast Corp., Class A	31,224	1,613,969
Eros International PLC(a)	127,240	1,657,937
Walt Disney Co. (The)	25,520	2,062,271
Total		6,684,900
Total Consumer Discretionary		18,949,192
Industrials 1.0%
Commercial Services & Supplies 0.5%
MiX Telematics Ltd., ADR(a)	86,821	1,059,216
Professional Services 0.5%
Verisk Analytics, Inc., Class A(a)	15,512	988,347
Total Industrials		2,047,563
Information Technology 86.4%
Communications Equipment 5.2%
Aruba Networks, Inc.(a)	20,676	424,065
Cisco Systems, Inc.	105,380	2,297,284
F5 Networks, Inc.(a)	24,665	2,770,866
Juniper Networks, Inc.(a)	26,535	709,546
Nokia OYJ, ADR(a)	167,572	1,270,196
QUALCOMM, Inc.	27,802	2,093,212
Telefonaktiebolaget LM Ericsson, ADR	111,204	1,435,644
Total		11,000,813
Computers & Peripherals 7.6%
3D Systems Corp.(a)	11,703	888,960
Apple, Inc.	10,485	5,517,626

Common Stocks (continued)

Issuer	Shares	Value ($)
EMC Corp.	84,948	2,240,079
NetApp, Inc.	32,993	1,333,247
SanDisk Corp.	9,635	715,880
Seagate Technology PLC	39,045	2,037,759
Stratasys Ltd.(a)	4,389	557,974
Western Digital Corp.	31,428	2,733,922
Total		16,025,447
Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	29,087	2,560,238
InvenSense, Inc.(a)	36,796	741,439
TE Connectivity Ltd.	36,402	2,132,429
Total		5,434,106
Internet Software & Services 19.3%
Akamai Technologies, Inc.(a)	30,355	1,855,601
Autohome, Inc., ADR(a)	9,953	410,064
Baidu, Inc., ADR(a)	12,655	2,163,119
Benefitfocus, Inc.(a)	35,036	2,269,632
Care.com, Inc.(a)	30,000	555,300
ChannelAdvisor Corp.(a)	19,080	865,850
Cvent, Inc.(a)	23,608	927,322
eBay, Inc.(a)	32,049	1,883,520
Equinix, Inc.(a)	7,462	1,417,482
Facebook, Inc., Class A(a)	75,889	5,195,361
Google, Inc., Class A(a)	6,125	7,445,856
LinkedIn Corp., Class A(a)	9,789	1,997,348
OpenTable, Inc.(a)	12,155	968,632
Pandora Media, Inc.(a)	32,039	1,198,899
Qihoo 360 Technology Co., Ltd., ADR(a)	10,600	1,161,972
Shutterstock, Inc.(a)	12,744	1,266,499
Soufun Holdings Ltd., ADR	9,575	754,319
Trulia, Inc.(a)	18,380	550,665
Twitter, Inc.(a)	8,562	470,139
VeriSign, Inc.(a)	42,065	2,318,202
Yahoo!, Inc.(a)	40,164	1,553,142
Yandex NV, Class A(a)	44,947	1,685,512
Yelp, Inc.(a)	20,487	1,934,383
Total		40,848,819
IT Services 14.3%
Accenture PLC, Class A	23,126	1,927,552
Acxiom Corp.(a)	41,063	1,528,775

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Technology Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Alliance Data Systems Corp.(a)	12,979	3,700,443
Automatic Data Processing, Inc.	29,673	2,307,966
Blackhawk Network Holdings, Inc.(a)	4,194	103,927
Cognizant Technology Solutions Corp., Class A(a)	19,674	2,047,276
Computer Sciences Corp.	32,640	2,062,848
Fidelity National Information Services, Inc.	26,637	1,481,284
Fiserv, Inc.(a)	36,678	2,129,158
FleetCor Technologies, Inc.(a)	16,132	2,096,031
International Business Machines Corp.	5,341	988,993
MasterCard, Inc., Class A	25,970	2,018,388
Paychex, Inc.	20,008	835,534
ServiceSource International, Inc.(a)	73,572	670,977
Teradata Corp.(a)	9,774	448,822
Total System Services, Inc.	70,922	2,160,284
Visa, Inc., Class A	8,772	1,981,946
Western Union Co. (The)	101,782	1,702,813
Total		30,193,017
Semiconductors & Semiconductor Equipment 17.8%
Altera Corp.	38,840	1,410,280
Applied Materials, Inc.	117,085	2,219,932
ARM Holdings PLC, ADR	34,936	1,753,787
ASML Holding NV	19,988	1,721,766
Avago Technologies Ltd.	43,747	2,699,190
Broadcom Corp., Class A	70,439	2,093,447
Cree, Inc.(a)	17,618	1,082,274
EZchip Semiconductor Ltd.(a)	16,310	425,528
First Solar, Inc.(a)	14,315	816,957
Inphi Corp.(a)	53,333	701,329
Intel Corp.	58,954	1,459,701
KLA-Tencor Corp.	34,304	2,234,906
Lam Research Corp.(a)	40,786	2,109,860
Linear Technology Corp.	56,476	2,645,336
Marvell Technology Group Ltd.	73,432	1,122,775
Microchip Technology, Inc.	40,087	1,825,963
Micron Technology, Inc.(a)	103,439	2,502,189
NXP Semiconductor NV(a)	47,502	2,671,038
Power Integrations, Inc.	9,757	576,931
Rambus, Inc.(a)	79,729	735,101

Common Stocks (continued)

Issuer	Shares	Value ($)
Skyworks Solutions, Inc.(a)	53,812	1,908,174
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	48,357	873,811
Xilinx, Inc.	40,771	2,128,246
Total		37,718,521
Software 19.6%
Activision Blizzard, Inc.	82,425	1,594,924
Adobe Systems, Inc.(a)	40,826	2,801,072
Aspen Technology, Inc.(a)	33,853	1,589,398
Autodesk, Inc.(a)	39,831	2,089,534
Check Point Software Technologies Ltd.(a)	35,265	2,377,566
Citrix Systems, Inc.(a)	21,151	1,270,118
Electronic Arts, Inc.(a)	62,318	1,781,672
Guidewire Software, Inc.(a)	24,618	1,319,771
Intuit, Inc.	27,019	2,111,535
Microsoft Corp.	57,865	2,216,808
NetSuite, Inc.(a)	18,445	2,122,835
Oracle Corp.	34,621	1,354,027
Proofpoint, Inc.(a)	51,335	2,127,836
PTC, Inc.(a)	29,020	1,140,776
Red Hat, Inc.(a)	43,315	2,555,152
Salesforce.com, Inc.(a)	48,717	3,038,479
Splunk, Inc.(a)	23,867	2,213,664
Sungy Mobile Ltd., ADR(a)	45,200	1,243,000
Tableau Software, Inc., Class A(a)	10,520	992,457
Varonis Systems, Inc.(a)	20,000	880,000
VMware, Inc., Class A(a)	31,685	3,043,344
Workday, Inc., Class A(a)	14,125	1,552,620
Total		41,416,588
Total Information Technology		182,637,311
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	8,514	405,096
Wireless Telecommunication Services 0.7%
SBA Communications Corp., Class A(a)	16,841	1,602,758
Total Telecommunication Services		2,007,854
Total Common Stocks (Cost: $153,121,499)		205,641,920
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Technology Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Exchange-Traded Funds 0.2%

	Shares	Value ($)
Market Vectors Semiconductor ETF	12,930	564,394
Total Exchange-Traded Funds (Cost: $420,086)		564,394

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b)(c)	3,500,337	3,500,337
Total Money Market Funds (Cost: $3,500,337)		3,500,337
Total Investments (Cost: $157,041,922)		209,706,651
Other Assets & Liabilities, Net		1,632,201
Net Assets		211,338,852

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,105,604	25,618,597	(24,223,864)	3,500,337	1,200	3,500,337

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Technology Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	18,949,192	—	—	18,949,192
Industrials	2,047,563	—	—	2,047,563
Information Technology	182,637,311	—	—	182,637,311
Telecommunication Services	2,007,854	—	—	2,007,854
Exchange-Traded Funds	564,394	—	—	564,394
Total Equity Securities	206,206,314	—	—	206,206,314
Mutual Funds
Money Market Funds	3,500,337	—	—	3,500,337
Total Mutual Funds	3,500,337	—	—	3,500,337
Total	209,706,651	—	—	209,706,651

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Technology Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $153,541,585)	$206,206,314
Affiliated issuers (identified cost $3,500,337)	3,500,337
Total investments (identified cost $157,041,922)	209,706,651
Receivable for:
Investments sold	997,131
Capital shares sold	3,172,058
Dividends	102,111
Prepaid expenses	661
Trustees' deferred compensation plan	31,503
Other assets	24,189
Total assets	214,034,304
Liabilities
Payable for:
Investments purchased	2,368,297
Capital shares purchased	224,484
Investment management fees	4,985
Distribution and/or service fees	1,163
Transfer agent fees	39,162
Chief compliance officer expenses	16
Other expenses	25,842
Trustees' deferred compensation plan	31,503
Total liabilities	2,695,452
Net assets applicable to outstanding capital stock	$211,338,852
Represented by
Paid-in capital	$158,896,104
Excess of distributions over net investment income	(1,189,931)
Accumulated net realized gain	967,950
Unrealized appreciation (depreciation) on:
Investments	52,664,729
Total — representing net assets applicable to outstanding capital stock	$211,338,852

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Technology Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$74,972,387
Shares outstanding	4,380,347
Net asset value per share	$17.12
Maximum offering price per share(a)	$18.16
Class B
Net assets	$3,099,626
Shares outstanding	195,349
Net asset value per share	$15.87
Class C
Net assets	$21,104,425
Shares outstanding	1,327,738
Net asset value per share	$15.90
Class R4
Net assets	$5,109,812
Shares outstanding	287,127
Net asset value per share	$17.80
Class R5
Net assets	$1,988,579
Shares outstanding	111,504
Net asset value per share	$17.83
Class Z
Net assets	$105,064,023
Shares outstanding	5,973,075
Net asset value per share	$17.59

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Technology Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$650,556
Dividends — affiliated issuers	1,200
Foreign taxes withheld	(127)
Total income	651,629
Expenses:
Investment management fees	778,229
Distribution and/or service fees
Class A	77,370
Class B	16,560
Class C	94,370
Transfer agent fees
Class A	60,220
Class B	3,224
Class C	18,366
Class R4	2,285
Class R5	262
Class Z	88,938
Compensation of board members	11,021
Custodian fees	4,102
Printing and postage fees	22,911
Registration fees	37,865
Professional fees	12,926
Chief compliance officer expenses	49
Other	3,556
Total expenses	1,232,254
Net investment loss	(580,625)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	11,523,460
Net realized gain	11,523,460
Net change in unrealized appreciation (depreciation) on:
Investments	31,537,468
Net change in unrealized appreciation (depreciation)	31,537,468
Net realized and unrealized gain	43,060,928
Net increase in net assets resulting from operations	$42,480,303

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Technology Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations
Net investment loss	$(580,625)	$(470,974)
Net realized gain	11,523,460	13,090,741
Net change in unrealized appreciation (depreciation)	31,537,468	17,195,533
Net increase in net assets resulting from operations	42,480,303	29,815,300
Increase (decrease) in net assets from capital stock activity	17,550,068	(20,145,992)
Total increase in net assets	60,030,371	9,669,308
Net assets at beginning of period	151,308,481	141,639,173
Net assets at end of period	$211,338,852	$151,308,481
Excess of distributions over net investment income	$(1,189,931)	$(609,306)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Technology Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(b)	1,028,260	16,256,464	840,006	10,217,809
Redemptions	(636,795)	(9,749,893)	(1,504,170)	(17,329,339)
Net increase (decrease)	391,465	6,506,571	(664,164)	(7,111,530)
Class B shares
Subscriptions	2,326	33,464	1	10
Redemptions(b)	(58,187)	(862,115)	(120,630)	(1,305,949)
Net decrease	(55,861)	(828,651)	(120,629)	(1,305,939)
Class C shares
Subscriptions	96,048	1,407,944	131,128	1,472,768
Redemptions	(106,154)	(1,521,867)	(343,518)	(3,725,447)
Net decrease	(10,106)	(113,923)	(212,390)	(2,252,679)
Class R4 shares
Subscriptions	290,411	4,653,889	12,885	160,185
Redemptions	(15,953)	(266,306)	(216)	(2,830)
Net increase	274,458	4,387,583	12,669	157,355
Class R5 shares
Subscriptions	110,199	1,763,828	14,497	202,525
Redemptions	(13,192)	(203,939)	—	—
Net increase	97,007	1,559,889	14,497	202,525
Class Z shares
Subscriptions	952,271	15,055,043	1,045,012	12,490,257
Redemptions	(570,950)	(9,016,444)	(1,875,074)	(22,325,981)
Net increase (decrease)	381,321	6,038,599	(830,062)	(9,835,724)
Total net increase (decrease)	1,078,284	17,550,068	(1,800,079)	(20,145,992)

(a) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Technology Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$13.47		$10.87		$10.25		$8.75		$7.58		$9.72
Income from investment operations:
Net investment loss	(0.05)		(0.04)		(0.08)		(0.11)		(0.09)		(0.05)
Net realized and unrealized gain (loss)	3.70		2.64		0.70		1.61		1.26		(2.09)
Total from investment operations	3.65		2.60		0.62		1.50		1.17		(2.14)
Net asset value, end of period	$17.12		$13.47		$10.87		$10.25		$8.75		$7.58
Total return	27.10%		23.92%		6.05%		17.14%		15.44%		(22.02%)
Ratios to average net assets(a)
Total gross expenses	1.42	%(b)	1.49%		1.39%		1.46	%(c)	1.47	%(c)	1.53%
Total net expenses(d)	1.42	%(b)	1.46	%(e)	1.39	%(e)	1.43	%(c)	1.45	%(c)(e)	1.46	%(e)
Net investment loss	(0.69	%)(b)	(0.36%)		(0.80%)		(1.01%)		(1.10%)		(0.80%)
Supplemental data
Net assets, end of period (in thousands)	$74,972		$53,711		$50,574		$65,071		$71,989		$81,321
Portfolio turnover	34%		135%		220%		263%		189%		284%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Technology Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.53		$10.19		$9.68		$8.33		$7.26		$9.39
Income from investment operations:
Net investment loss	(0.10)		(0.12)		(0.15)		(0.19)		(0.15)		(0.10)
Net realized and unrealized gain (loss)	3.44		2.46		0.66		1.54		1.22		(2.03)
Total from investment operations	3.34		2.34		0.51		1.35		1.07		(2.13)
Net asset value, end of period	$15.87		$12.53		$10.19		$9.68		$8.33		$7.26
Total return	26.66%		22.96%		5.27%		16.21%		14.74%		(22.68%)
Ratios to average net assets(a)
Total gross expenses	2.16	%(b)	2.24%		2.15%		2.21	%(c)	2.22	%(c)	2.28%
Total net expenses(d)	2.16	%(b)	2.21	%(e)	2.15	%(e)	2.19	%(c)	2.20	%(c)(e)	2.21	%(e)
Net investment loss	(1.44	%)(b)	(1.10%)		(1.56%)		(1.77%)		(1.85%)		(1.55%)
Supplemental data
Net assets, end of period (in thousands)	$3,100		$3,147		$3,788		$5,573		$6,478		$6,562
Portfolio turnover	34%		135%		220%		263%		189%		284%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Technology Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.55		$10.21		$9.70		$8.35		$7.27		$9.41
Income from investment operations:
Net investment loss	(0.10)		(0.12)		(0.15)		(0.19)		(0.15)		(0.10)
Net realized and unrealized gain (loss)	3.45		2.46		0.66		1.54		1.23		(2.04)
Total from investment operations	3.35		2.34		0.51		1.35		1.08		(2.14)
Net asset value, end of period	$15.90		$12.55		$10.21		$9.70		$8.35		$7.27
Total return	26.69%		22.92%		5.26%		16.17%		14.86%		(22.74%)
Ratios to average net assets(a)
Total gross expenses	2.17	%(b)	2.23%		2.17%		2.22	%(c)	2.22	%(c)	2.28%
Total net expenses(d)	2.17	%(b)	2.21	%(e)	2.17	%(e)	2.20	%(c)	2.20	%(c)(e)	2.21	%(e)
Net investment loss	(1.44	%)(b)	(1.11%)		(1.57%)		(1.79%)		(1.85%)		(1.55%)
Supplemental data
Net assets, end of period (in thousands)	$21,104		$16,791		$15,821		$20,360		$20,941		$24,410
Portfolio turnover	34%		135%		220%		263%		189%		284%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Technology Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$13.99		$10.73
Income from investment operations:
Net investment loss	(0.03)		(0.03)
Net realized and unrealized gain	3.84		3.29
Total from investment operations	3.81		3.26
Net asset value, end of period	$17.80		$13.99
Total return	27.23%		30.38%
Ratios to average net assets(b)
Total gross expenses	1.18	%(c)	1.22	%(c)
Total net expenses(d)	1.18	%(c)	1.22	%(c)(e)
Net investment loss	(0.40	%)(c)	(0.28	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$5,110		$177
Portfolio turnover	34%		135%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Technology Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$14.00		$10.73
Income from investment operations:
Net investment income (loss)	(0.02)		(0.00	)(b)
Net realized and unrealized gain	3.85		3.27
Total from investment operations	3.83		3.27
Net asset value, end of period	$17.83		$14.00
Total return	27.36%		30.48%
Ratios to average net assets(c)
Total gross expenses	1.04	%(d)	1.08	%(d)
Total net expenses(e)	1.04	%(d)	1.08	%(d)
Net investment loss	(0.29	%)(d)	(0.08	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$1,989		$203
Portfolio turnover	34%		135%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Technology Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$13.82		$11.13		$10.47		$8.92		$7.70		$9.86
Income from investment operations:
Net investment loss	(0.03)		(0.01)		(0.07)		(0.09)		(0.07)		(0.04)
Net realized and unrealized gain (loss)	3.80		2.70		0.73		1.64		1.29		(2.12)
Total from investment operations	3.77		2.69		0.66		1.55		1.22		(2.16)
Net asset value, end of period	$17.59		$13.82		$11.13		$10.47		$8.92		$7.70
Total return	27.28%		24.17%		6.30%		17.38%		15.84%		(21.91%)
Ratios to average net assets(a)
Total gross expenses	1.17	%(b)	1.24%		1.19%		1.22	%(c)	1.22	%(c)	1.28%
Total net expenses(d)	1.17	%(b)	1.21	%(e)	1.19	%(e)	1.20	%(c)	1.20	%(c)(e)	1.21	%(e)
Net investment loss	(0.44	%)(b)	(0.12%)		(0.62%)		(0.79%)		(0.85%)		(0.54%)
Supplemental data
Net assets, end of period (in thousands)	$105,064		$77,279		$71,456		$133,011		$151,924		$155,332
Portfolio turnover	34%		135%		220%		263%		189%		284%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Technology Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Technology Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred

Semiannual Report 2014
20

Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2014
21

Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.77% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.87% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Investment Manager does not receive a fee for its services under the Administrative Services Agreement.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the

Semiannual Report 2014
22

Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $59,821 for Class A, $1,569 for Class B and $11 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014	Prior to January 1, 2014
Class A	1.45%	1.51%
Class B	2.20	2.26
Class C	2.20	2.26
Class R4	1.20	1.26
Class R5	1.10	1.18
Class Z	1.20	1.26

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $157,042,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,709,000
Unrealized depreciation	(2,044,000)
Net unrealized appreciation	$52,665,000

The following capital loss carryforward, determined as of August 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	10,167,099

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $73,135,250 and $59,531,641, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2014
23

Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 7. Shareholder Concentration

At February 28, 2014, one unaffiliated shareholder account owned 22.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Significant Risks

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.

securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with

Semiannual Report 2014
24

Columbia Technology Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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25

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Semiannual Report 2014
28

Columbia Technology Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR234_08_D01_(04/14)

Semiannual Report

February 28, 2014

Columbia Value and Restructuring Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Value and Restructuring Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	23
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Value and Restructuring Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Value and Restructuring Fund (the Fund) Class A shares returned 13.98% excluding sales charges for the six-month period that ended February 28, 2014.

>  During the same six months, the Fund outperformed the Russell 1000 Value Index, which returned 13.46%, and underperformed the S&P 500 Index, which returned 15.07%.

Average Annual Total Returns (%) (for period ended February 28, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	09/28/07
Excluding sales charges		13.98	26.25	23.72	7.22
Including sales charges		7.43	18.99	22.26	6.58
Class C*	09/28/07
Excluding sales charges		13.56	25.31	22.80	6.42
Including sales charges		12.62	24.31	22.80	6.42
Class I*	09/27/10	14.25	26.78	24.14	7.52
Class R*	12/31/04	13.85	25.92	23.42	6.95
Class R4*	11/08/12	14.13	26.55	24.04	7.47
Class R5*	11/08/12	14.23	26.76	24.08	7.49
Class W*	09/27/10	14.01	26.28	23.75	7.22
Class Y*	11/08/12	14.24	26.81	24.10	7.50
Class Z	12/31/92	14.14	26.56	24.04	7.47
S&P 500 Index		15.07	25.37	23.00	7.16
Russell 1000 Value Index		13.46	23.44	23.18	7.24

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Value and Restructuring Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Apple, Inc.	3.7
JPMorgan Chase & Co.	3.6
Google, Inc., Class A	3.4
Citigroup, Inc.	3.3
Procter & Gamble Co. (The)	2.9
Johnson & Johnson	2.5
Philip Morris International, Inc.	2.4
eBay, Inc.	2.2
General Electric Co.	2.2
Cardinal Health, Inc.	2.2

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Common Stocks	100.0
Consumer Discretionary	11.4
Consumer Staples	11.5
Energy	9.6
Financials	17.3
Health Care	14.3
Industrials	11.1
Information Technology	21.2
Materials	1.3
Telecommunication Services	2.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

J. Nicholas Smith, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
3

Columbia Value and Restructuring Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,139.80	1,018.90	6.46	6.09	1.21
Class C	1,000.00	1,000.00	1,135.60	1,015.16	10.44	9.85	1.96
Class I	1,000.00	1,000.00	1,142.50	1,021.09	4.11	3.88	0.77
Class R	1,000.00	1,000.00	1,138.50	1,017.65	7.78	7.34	1.46
Class R4	1,000.00	1,000.00	1,141.30	1,020.14	5.13	4.84	0.96
Class R5	1,000.00	1,000.00	1,142.30	1,020.79	4.43	4.18	0.83
Class W	1,000.00	1,000.00	1,140.10	1,018.95	6.40	6.04	1.20
Class Y	1,000.00	1,000.00	1,142.40	1,021.04	4.17	3.93	0.78
Class Z	1,000.00	1,000.00	1,141.40	1,020.14	5.13	4.84	0.96

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014
4

Columbia Value and Restructuring Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
Consumer Discretionary 11.2%
Auto Components 1.5%
Delphi Automotive PLC	458,180	30,501,043
Hotels, Restaurants & Leisure 2.2%
ARAMARK Holdings Corp.	445,787	12,553,362
Wynn Resorts Ltd.	69,370	16,821,531
Yum! Brands, Inc.	215,715	15,980,167
Total		45,355,060
Media 5.8%
Comcast Corp., Class A	706,325	36,509,939
DIRECTV(a)	324,420	25,174,992
Discovery Communications, Inc., Class A(a)	229,800	19,146,936
Viacom, Inc., Class B	439,940	38,595,936
Total		119,427,803
Specialty Retail 1.7%
Dick's Sporting Goods, Inc.	156,395	8,393,720
Lowe's Companies, Inc.	259,745	12,995,042
Tiffany & Co.	60,600	5,650,950
Ulta Salon Cosmetics & Fragrance, Inc.(a)	82,695	7,416,915
Total		34,456,627
Total Consumer Discretionary		229,740,533
Consumer Staples 11.4%
Beverages 2.9%
Diageo PLC, ADR	170,835	21,475,668
PepsiCo, Inc.	465,000	37,232,550
Total		58,708,218
Food & Staples Retailing 3.3%
CVS Caremark Corp.	564,240	41,268,514
Walgreen Co.	379,830	25,809,448
Total		67,077,962
Household Products 2.8%
Procter & Gamble Co. (The)	742,680	58,419,209
Tobacco 2.4%
Philip Morris International, Inc.	607,510	49,153,634
Total Consumer Staples		233,359,023
Energy 9.4%
Energy Equipment & Services 2.4%
Cameron International Corp.(a)	287,175	18,396,431

Common Stocks (continued)

Issuer	Shares	Value ($)
Halliburton Co.	545,115	31,071,555
Total		49,467,986
Oil, Gas & Consumable Fuels 7.0%
Canadian Natural Resources Ltd.	600,340	21,984,451
Chevron Corp.	375,800	43,341,014
ConocoPhillips	153,640	10,217,060
Exxon Mobil Corp.	205,140	19,748,828
Kinder Morgan, Inc.	693,422	22,085,491
Newfield Exploration Co.(a)	309,260	8,718,039
Noble Energy, Inc.	255,860	17,592,933
Total		143,687,816
Total Energy		193,155,802
Financials 17.0%
Capital Markets 2.4%
BlackRock, Inc.	75,055	22,879,766
Invesco Ltd.	167,920	5,759,656
State Street Corp.	307,100	20,167,257
Total		48,806,679
Commercial Banks 1.8%
Wells Fargo & Co.	797,890	37,038,054
Diversified Financial Services 10.7%
Bank of America Corp.	2,297,655	37,980,237
Berkshire Hathaway, Inc., Class B(a)	360,120	41,694,694
Citigroup, Inc.	1,368,150	66,533,134
JPMorgan Chase & Co.	1,287,450	73,152,909
Total		219,360,974
Insurance 1.4%
Aon PLC	351,450	30,084,120
Real Estate Management & Development 0.7%
Realogy Holdings Corp.(a)	296,435	14,068,805
Total Financials		349,358,632
Health Care 14.1%
Biotechnology 1.3%
Celgene Corp.(a)	167,364	26,903,763
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	796,280	31,676,018
Covidien PLC	542,565	39,037,552
Total		70,713,570

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Value and Restructuring Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 4.2%
Cardinal Health, Inc.	615,640	44,036,729
CIGNA Corp.	200,165	15,931,133
Express Scripts Holding Co.(a)	358,935	27,031,395
Total		86,999,257
Pharmaceuticals 5.1%
Johnson & Johnson	551,565	50,810,168
Pfizer, Inc.	935,950	30,053,354
Salix Pharmaceuticals Ltd.(a)	212,650	22,949,188
Total		103,812,710
Total Health Care		288,429,300
Industrials 10.9%
Aerospace & Defense 3.8%
Honeywell International, Inc.	463,320	43,755,941
United Technologies Corp.	296,225	34,664,249
Total		78,420,190
Air Freight & Logistics 0.7%
FedEx Corp.	100,180	13,356,999
Commercial Services & Supplies 1.3%
Tyco International Ltd.	641,990	27,079,138
Electrical Equipment 1.9%
Eaton Corp. PLC	513,890	38,392,722
Industrial Conglomerates 2.2%
General Electric Co.	1,756,010	44,725,575
Professional Services 1.0%
Nielsen Holdings NV	453,420	21,464,903
Total Industrials		223,439,527
Information Technology 20.9%
Communications Equipment 2.0%
Cisco Systems, Inc.	466,750	10,175,150
QUALCOMM, Inc.	415,850	31,309,346
Total		41,484,496
Computers & Peripherals 5.3%
Apple, Inc.	140,130	73,742,011
EMC Corp.	1,174,335	30,967,214
Hewlett-Packard Co.	138,902	4,150,392
Total		108,859,617

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 6.2%
eBay, Inc.(a)	761,561	44,756,940
Equinix, Inc.(a)	78,385	14,890,015
Google, Inc., Class A(a)	56,040	68,125,026
Total		127,771,981
IT Services 2.1%
MasterCard, Inc., Class A	415,700	32,308,204
Teradata Corp.(a)	228,127	10,475,592
Total		42,783,796
Semiconductors & Semiconductor Equipment 1.9%
Broadcom Corp., Class A	795,340	23,637,505
Skyworks Solutions, Inc.(a)	428,865	15,207,553
Total		38,845,058
Software 3.4%
Electronic Arts, Inc.(a)	543,000	15,524,370
Intuit, Inc.	398,460	31,139,649
Microsoft Corp.	572,830	21,945,117
Nuance Communications, Inc.(a)	40,011	611,768
Total		69,220,904
Total Information Technology		428,965,852
Materials 1.2%
Chemicals 1.0%
Dow Chemical Co. (The)	451,670	22,000,846
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.(a)	195,035	3,664,707
Total Materials		25,665,553
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.	923,676	43,948,488
Wireless Telecommunication Services 0.2%
Vodafone Group PLC, ADR	72,714	3,022,744
Total Telecommunication Services		46,971,232
Total Common Stocks (Cost: $1,509,628,421)		2,019,085,454
Total Investments (Cost: $1,509,628,421)		2,019,085,454	(b)
Other Assets & Liabilities, Net		32,219,338
Net Assets		2,051,304,792

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Value and Restructuring Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,924,661	402,703,530	(416,628,191)	—	9,839	—

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Value and Restructuring Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	229,740,533	—	—	229,740,533
Consumer Staples	233,359,023	—	—	233,359,023
Energy	193,155,802	—	—	193,155,802
Financials	349,358,632	—	—	349,358,632
Health Care	288,429,300	—	—	288,429,300
Industrials	223,439,527	—	—	223,439,527
Information Technology	428,965,852	—	—	428,965,852
Materials	25,665,553	—	—	25,665,553
Telecommunication Services	46,971,232	—	—	46,971,232
Total Equity Securities	2,019,085,454	—	—	2,019,085,454
Total	2,019,085,454	—	—	2,019,085,454

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Value and Restructuring Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $1,509,628,421)	$2,019,085,454
Receivable for:
Investments sold	62,934,818
Capital shares sold	377,380
Dividends	3,713,355
Reclaims	165,636
Prepaid expenses	10,165
Trustees' deferred compensation plan	251,738
Other assets	17,815
Total assets	2,086,556,361
Liabilities
Disbursements in excess of cash	363,116
Payable for:
Investments purchased	31,919,033
Capital shares purchased	2,206,640
Investment management fees	38,757
Distribution and/or service fees	1,693
Transfer agent fees	347,885
Administration fees	3,370
Chief compliance officer expenses	193
Other expenses	119,144
Trustees' deferred compensation plan	251,738
Total liabilities	35,251,569
Net assets applicable to outstanding capital stock	$2,051,304,792
Represented by
Paid-in capital	$1,389,133,685
Undistributed net investment income	2,181,551
Accumulated net realized gain	150,542,873
Unrealized appreciation (depreciation) on:
Investments	509,457,033
Foreign currency translations	(10,350)
Total — representing net assets applicable to outstanding capital stock	$2,051,304,792

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Value and Restructuring Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Class A
Net assets	$104,461,115
Shares outstanding	2,121,418
Net asset value per share	$49.24
Maximum offering price per share(a)	$52.24
Class C
Net assets	$29,524,888
Shares outstanding	604,515
Net asset value per share	$48.84
Class I
Net assets	$2,824
Shares outstanding	58
Net asset value per share(b)	$49.11
Class R
Net assets	$12,400,144
Shares outstanding	252,188
Net asset value per share	$49.17
Class R4
Net assets	$4,121,858
Shares outstanding	82,436
Net asset value per share	$50.00
Class R5
Net assets	$11,118,644
Shares outstanding	222,344
Net asset value per share	$50.01
Class W
Net assets	$2,829
Shares outstanding	58
Net asset value per share(b)	$49.21
Class Y
Net assets	$1,220,091
Shares outstanding	24,437
Net asset value per share	$49.93
Class Z
Net assets	$1,888,452,399
Shares outstanding	38,369,282
Net asset value per share	$49.22

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Value and Restructuring Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$19,444,774
Dividends — affiliated issuers	9,839
Interest	266
Foreign taxes withheld	(59,551)
Total income	19,395,328
Expenses:
Investment management fees	7,317,644
Distribution and/or service fees
Class A	136,051
Class C	147,922
Class R	38,202
Class W	4
Transfer agent fees
Class A	102,527
Class C	27,874
Class R	14,395
Class R4	3,713
Class R5	2,554
Class W	3
Class Z	1,839,368
Administration fees	636,317
Compensation of board members	37,364
Custodian fees	9,438
Printing and postage fees	98,921
Registration fees	51,334
Professional fees	43,163
Chief compliance officer expenses	492
Other	26,641
Total expenses	10,533,927
Net investment income	8,861,401
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	205,099,287
Foreign currency translations	10,035
Net realized gain	205,109,322
Net change in unrealized appreciation (depreciation) on:
Investments	68,831,667
Foreign currency translations	7,038
Net change in unrealized appreciation (depreciation)	68,838,705
Net realized and unrealized gain	273,948,027
Net increase in net assets resulting from operations	$282,809,428

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Value and Restructuring Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013(a)
Operations
Net investment income	$8,861,401	$20,873,740
Net realized gain	205,109,322	454,760,982
Net change in unrealized appreciation (depreciation)	68,838,705	29,832,464
Net increase in net assets resulting from operations	282,809,428	505,467,186
Distributions to shareholders
Net investment income
Class A	(290,964)	(927,799)
Class C	—	(56,034)
Class I	(16)	(35)
Class R	(24,520)	(151,790)
Class R4	(14,973)	(13,344)
Class R5	(46,939)	(22,565)
Class W	(9)	(24)
Class Y	(4,446)	(1,893)
Class Z	(7,804,426)	(23,705,389)
Net realized gains
Class A	(19,773,142)	(14,028,118)
Class C	(5,258,141)	(3,752,998)
Class I	(573)	(345)
Class R	(2,735,402)	(3,218,304)
Class R4	(711,057)	(309)
Class R5	(1,904,189)	(309)
Class W	(572)	(345)
Class Y	(176,818)	(310)
Class Z	(345,469,085)	(272,216,030)
Total distributions to shareholders	(384,215,272)	(318,095,941)
Increase (decrease) in net assets from capital stock activity	35,359,691	(873,345,572)
Total decrease in net assets	(66,046,153)	(685,974,327)
Net assets at beginning of period	2,117,350,945	2,803,325,272
Net assets at end of period	$2,051,304,792	$2,117,350,945
Undistributed net investment income	$2,181,551	$1,506,443

(a) Class R4 shares, Class R5 shares and Class Y shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Value and Restructuring Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	267,001	14,272,539	234,722	11,579,064
Distributions reinvested	393,644	18,845,594	318,824	14,021,246
Redemptions	(505,580)	(25,321,092)	(1,349,900)	(65,754,655)
Net increase (decrease)	155,065	7,797,041	(796,354)	(40,154,345)
Class C shares
Subscriptions	23,167	1,136,409	33,542	1,581,039
Distributions reinvested	97,980	4,656,025	74,752	3,264,131
Redemptions	(67,103)	(3,399,178)	(287,203)	(13,979,207)
Net increase (decrease)	54,044	2,393,256	(178,909)	(9,134,037)
Class R shares
Subscriptions	24,193	1,246,310	77,979	3,833,132
Distributions reinvested	57,714	2,759,921	76,797	3,370,094
Redemptions	(175,978)	(9,085,493)	(469,811)	(23,116,940)
Net decrease	(94,071)	(5,079,262)	(315,035)	(15,913,714)
Class R4 shares
Subscriptions	13,908	743,362	191,818	10,039,112
Distributions reinvested	14,928	725,506	262	13,325
Redemptions	(8,648)	(439,200)	(129,832)	(6,948,009)
Net increase	20,188	1,029,668	62,248	3,104,428
Class R5 shares
Subscriptions	42,582	2,286,940	186,694	9,571,054
Distributions reinvested	40,135	1,950,602	446	22,544
Redemptions	(31,971)	(1,595,146)	(15,542)	(827,446)
Net increase	50,746	2,642,396	171,598	8,766,152
Class Y shares
Subscriptions	7,049	375,505	16,454	867,642
Distributions reinvested	3,725	180,736	37	1,871
Redemptions	(1,355)	(72,072)	(1,473)	(77,206)
Net increase	9,419	484,169	15,018	792,307
Class Z shares
Subscriptions	730,282	36,951,904	2,276,997	110,297,129
Distributions reinvested	6,264,694	299,764,315	5,631,101	247,812,847
Redemptions	(5,989,364)	(310,623,796)	(24,105,526)	(1,178,916,339)
Net increase (decrease)	1,005,612	26,092,423	(16,197,428)	(820,806,363)
Total net increase (decrease)	1,201,003	35,359,691	(17,238,862)	(873,345,572)

(a) Class R4 shares, Class R5 shares and Class Y shares are for the period from November 8, 2012 (commencement of operations) to August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Value and Restructuring Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class A	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$52.33		$48.59		$49.58		$53.03		$44.68		$26.51		$52.25
Income from investment operations:
Net investment income	0.16		0.32		0.23		0.49		0.53	(b)	0.39	(b)	0.51
Net realized and unrealized gain (loss)	6.85		9.81		(1.06)		(3.45)		8.37		18.16		(25.72)
Total from investment operations	7.01		10.13		(0.83)		(2.96)		8.90		18.55		(25.21)
Less distributions to shareholders:
Net investment income	(0.14)		(0.39)		(0.16)		(0.49)		(0.55)		(0.38)		(0.51)
Net realized gains	(9.96)		(6.00)		—		—		—		—		(0.02)
Total distributions to shareholders	(10.10)		(6.39)		(0.16)		(0.49)		(0.55)		(0.38)		(0.53)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$49.24		$52.33		$48.59		$49.58		$53.03		$44.68		$26.51
Total return	13.98%		23.42%		(1.65%)		(5.49%)		20.17%		70.25%		(48.51%)
Ratios to average net assets(d)
Total gross expenses	1.21	%(e)	1.21	%(f)	1.26	%(e)	1.26	%(f)	1.20	%(f)	1.14	%(f)	1.18	%(f)
Total net expenses(g)	1.21	%(e)	1.21	%(f)(h)	1.19	%(e)(h)	1.19	%(f)(h)	1.20	%(f)(h)	1.14	%(f)(h)	1.14	%(f)(h)
Net investment income	0.61	%(e)	0.66%		1.15	%(e)	1.03%		1.16%		1.01%		1.35%
Supplemental data
Net assets, end of period (in thousands)	$104,461		$102,893		$134,228		$166,301		$268,124		$291,655		$163,338
Portfolio turnover	31%		55%		64%		9%		12%		6%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class C	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$52.02		$48.38		$49.44		$52.89		$44.60		$26.51		$52.23
Income from investment operations:
Net investment income (loss)	(0.03)		(0.04)		0.08		0.13		0.18	(b)	0.10	(b)	0.23
Net realized and unrealized gain (loss)	6.81		9.76		(1.07)		(3.41)		8.36		18.16		(25.73)
Total from investment operations	6.78		9.72		(0.99)		(3.28)		8.54		18.26		(25.50)
Less distributions to shareholders:
Net investment income	—		(0.08)		(0.07)		(0.17)		(0.25)		(0.17)		(0.20)
Net realized gains	(9.96)		(6.00)		—		—		—		—		(0.02)
Total distributions to shareholders	(9.96)		(6.08)		(0.07)		(0.17)		(0.25)		(0.17)		(0.22)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$48.84		$52.02		$48.38		$49.44		$52.89		$44.60		$26.51
Total return	13.56%		22.52%		(1.98%)		(6.18%)		19.27%		69.00%		(48.89%)
Ratios to average net assets(d)
Total gross expenses	1.96	%(e)	1.96	%(f)	2.01	%(e)	1.99	%(f)	1.95	%(f)	1.89	%(f)	1.93	%(f)
Total net expenses(g)	1.96	%(e)	1.96	%(f)(h)	1.94	%(e)(h)	1.95	%(f)(h)	1.95	%(f)(h)	1.89	%(f)(h)	1.89	%(f)(h)
Net investment income (loss)	(0.13	%)(e)	(0.09%)		0.41	%(e)	0.28%		0.40%		0.26%		0.63%
Supplemental data
Net assets, end of period (in thousands)	$29,525		$28,634		$35,288		$41,945		$71,083		$74,880		$40,380
Portfolio turnover	31%		55%		64%		9%		12%		6%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class I	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$52.22		$48.50		$49.48		$53.03		$43.47
Income from investment operations:
Net investment income	0.28		0.55		0.31		0.09		0.27
Net realized and unrealized gain (loss)	6.84		9.77		(1.08)		(2.95)		9.57
Total from investment operations	7.12		10.32		(0.77)		(2.86)		9.84
Less distributions to shareholders:
Net investment income	(0.27)		(0.60)		(0.21)		(0.69)		(0.28)
Net realized gains	(9.96)		(6.00)		—		—		—
Total distributions to shareholders	(10.23)		(6.60)		(0.21)		(0.69)		(0.28)
Net asset value, end of period	$49.11		$52.22		$48.50		$49.48		$53.03
Total return	14.25%		23.98%		(1.52%)		(5.26%)		22.67%
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.76	%(e)	0.81	%(d)	0.78	%(e)	0.79	%(d)(e)
Total net expenses(f)	0.77	%(d)	0.76	%(e)	0.81	%(d)	0.78	%(e)(g)	0.79	%(d)(e)(g)
Net investment income	1.06	%(d)	1.11%		1.55	%(d)	0.17%		1.05	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$3		$26,652
Portfolio turnover	31%		55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class R	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$52.26		$48.53		$49.55		$52.98		$44.64		$26.50		$52.23
Income from investment operations:
Net investment income	0.09		0.20		0.18		0.37		0.41	(b)	0.30	(b)	0.41
Net realized and unrealized gain (loss)	6.86		9.80		(1.07)		(3.43)		8.37		18.14		(25.72)
Total from investment operations	6.95		10.00		(0.89)		(3.06)		8.78		18.44		(25.31)
Less distributions to shareholders:
Net investment income	(0.08)		(0.27)		(0.13)		(0.37)		(0.44)		(0.30)		(0.40)
Net realized gains	(9.96)		(6.00)		—		—		—		—		(0.02)
Total distributions to shareholders	(10.04)		(6.27)		(0.13)		(0.37)		(0.44)		(0.30)		(0.42)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$49.17		$52.26		$48.53		$49.55		$52.98		$44.64		$26.50
Total return	13.85%		23.12%		(1.77%)		(5.70%)		19.86%		69.84%		(48.65%)
Ratios to average net assets(d)
Total gross expenses	1.46	%(e)	1.46	%(f)	1.51	%(e)	1.50	%(f)	1.45	%(f)	1.39	%(f)	1.43	%(f)
Total net expenses(g)	1.46	%(e)	1.46	%(f)(h)	1.44	%(e)(h)	1.44	%(f)(h)	1.45	%(f)(h)	1.39	%(f)(h)	1.39	%(f)(h)
Net investment income	0.33	%(e)	0.40%		0.91	%(e)	0.76%		0.91%		0.78%		1.05%
Supplemental data
Net assets, end of period (in thousands)	$12,400		$18,096		$32,095		$38,799		$65,321		$58,120		$37,637
Portfolio turnover	31%		55%		64%		9%		12%		6%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Value and Restructuring Fund

Financial Highlights (continued)

Class R4	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$53.00		$48.51
Income from investment operations:
Net investment income	0.23		0.43
Net realized and unrealized gain	6.94		10.42
Total from investment operations	7.17		10.85
Less distributions to shareholders:
Net investment income	(0.21)		(0.36)
Net realized gains	(9.96)		(6.00)
Total distributions to shareholders	(10.17)		(6.36)
Net asset value, end of period	$50.00		$53.00
Total return	14.13%		24.95%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.94	%(c)(d)
Total net expenses(e)	0.96	%(c)	0.94	%(c)(d)(f)
Net investment income	0.88	%(c)	1.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,122		$3,299
Portfolio turnover	31%		55%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Value and Restructuring Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$53.00		$48.51
Income from investment operations:
Net investment income	0.27		0.46
Net realized and unrealized gain	6.95		10.43
Total from investment operations	7.22		10.89
Less distributions to shareholders:
Net investment income	(0.25)		(0.40)
Net realized gains	(9.96)		(6.00)
Total distributions to shareholders	(10.21)		(6.40)
Net asset value, end of period	$50.01		$53.00
Total return	14.23%		25.05%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)	0.81	%(c)(d)
Total net expenses(e)	0.83	%(c)	0.81	%(c)(d)
Net investment income	1.02	%(c)	1.11	%(c)
Supplemental data
Net assets, end of period (in thousands)	$11,119		$9,095
Portfolio turnover	31%		55%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class W	(Unaudited)		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$52.30		$48.56		$49.56		$53.04		$43.49
Income from investment operations:
Net investment income	0.16		0.36		0.23		0.50		0.20
Net realized and unrealized gain (loss)	6.86		9.79		(1.07)		(3.47)		9.53
Total from investment operations	7.02		10.15		(0.84)		(2.97)		9.73
Less distributions to shareholders:
Net investment income	(0.15)		(0.41)		(0.16)		(0.51)		(0.18)
Net realized gains	(9.96)		(6.00)		—		—		—
Total distributions to shareholders	(10.11)		(6.41)		(0.16)		(0.51)		(0.18)
Net asset value, end of period	$49.21		$52.30		$48.56		$49.56		$53.04
Total return	14.01%		23.49%		(1.66%)		(5.50%)		22.41%
Ratios to average net assets(c)
Total gross expenses	1.20	%(d)	1.14	%(e)	1.24	%(d)	1.22	%(e)	1.19	%(d)(e)
Total net expenses(f)	1.20	%(d)	1.14	%(e)(g)	1.18	%(d)(g)	1.17	%(e)(g)	1.19	%(d)(e)(g)
Net investment income	0.63	%(d)	0.73%		1.18	%(d)	1.04%		0.81	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$3		$3
Portfolio turnover	31%		55%		64%		9%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Value and Restructuring Fund

Financial Highlights (continued)

Class Y	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013(a)
Per share data
Net asset value, beginning of period	$52.94		$48.45
Income from investment operations:
Net investment income	0.28		0.48
Net realized and unrealized gain	6.94		10.43
Total from investment operations	7.22		10.91
Less distributions to shareholders:
Net investment income	(0.27)		(0.42)
Net realized gains	(9.96)		(6.00)
Total distributions to shareholders	(10.23)		(6.42)
Net asset value, end of period	$49.93		$52.94
Total return	14.24%		25.12%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.75	%(c)(d)
Total net expenses(e)	0.78	%(c)	0.75	%(c)(d)
Net investment income	1.09	%(c)	1.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,220		$795
Portfolio turnover	31%		55%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to August 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Value and Restructuring Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2014		Year Ended August 31,				Year Ended March 31,
Class Z	(Unaudited)		2013		2012(a)		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$52.31		$48.57		$49.55		$53.01		$44.66		$26.49		$52.22
Income from investment operations:
Net investment income	0.22		0.45		0.27		0.61		0.64	(b)	0.49	(b)	0.61
Net realized and unrealized gain (loss)	6.86		9.80		(1.06)		(3.46)		8.37		18.15		(25.71)
Total from investment operations	7.08		10.25		(0.79)		(2.85)		9.01		18.64		(25.10)
Less distributions to shareholders:
Net investment income	(0.21)		(0.51)		(0.19)		(0.61)		(0.66)		(0.47)		(0.61)
Net realized gains	(9.96)		(6.00)		—		—		—		—		(0.02)
Total distributions to shareholders	(10.17)		(6.51)		(0.19)		(0.61)		(0.66)		(0.47)		(0.63)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$49.22		$52.31		$48.57		$49.55		$53.01		$44.66		$26.49
Total return	14.14%		23.74%		(1.57%)		(5.26%)		20.46%		70.71%		(48.39%)
Ratios to average net assets(d)
Total gross expenses	0.96	%(e)	0.96	%(f)	1.01	%(e)	0.99	%(f)	0.95	%(f)	0.89	%(f)	0.93	%(f)
Total net expenses(g)	0.96	%(e)	0.96	%(f)(h)	0.94	%(e)(h)	0.94	%(f)(h)	0.95	%(f)(h)	0.89	%(f)(h)	0.89	%(f)(h)
Net investment income	0.87	%(e)	0.90%		1.36	%(e)	1.28%		1.40%		1.28%		1.47%
Supplemental data
Net assets, end of period (in thousands)	$1,888,452		$1,954,532		$2,601,708		$3,887,512		$6,583,690		$6,765,345		$4,352,176
Portfolio turnover	31%		55%		64%		9%		12%		6%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to August 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to August 31.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Value and Restructuring Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Columbia Value and Restructuring Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in

Semiannual Report 2014
23

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and

Semiannual Report 2014
24

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.69% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class Y shares are not subject to transfer agent fees.

For the six months ended February 28, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.18
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the

Semiannual Report 2014
25

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $17,298 for Class A, and $78 for Class C shares for the six months ended February 28, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	January 1, 2014 through December 31, 2014	Prior to January 1, 2014
Class A	1.24%	1.26%
Class C	1.99	2.01
Class I	0.85	0.85
Class R	1.49	1.51
Class R4	0.99	1.01
Class R5	0.90	0.90
Class W	1.24	1.26
Class Y	0.85	0.85
Class Z	0.99	1.01

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $1,509,628,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$517,152,000
Unrealized depreciation	(7,695,000)
Net unrealized appreciation	$509,457,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not

Semiannual Report 2014
26

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $656,889,186 and $1,000,281,773, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, three unaffiliated shareholder accounts owned an aggregate of 62.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Semiannual Report 2014
27

Columbia Value and Restructuring Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
28

Columbia Value and Restructuring Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia Value and Restructuring Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR238_08_D01_(04/14)

Semiannual Report February 28, 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

President’s Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season. Against this backdrop, the Federal Reserve’s (the Fed’s) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed’s decision to taper its bond-buying program gradually beginning in January 2014. As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period’s biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Performance Overview

(Unaudited)

Performance Summary

>	Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund) Class A shares returned 3.61% for the six-month period that ended February 28, 2014.

>	The Fund outperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.02% during the same period.

Average Annual Total Returns (%) (for period ended February 28, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/23/12	3.61	4.10	5.11
Citigroup 3-Month U.S. Treasury Bill Index		0.02	0.05	0.06

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at February 28, 2014)
	Long		Short		Net
Bonds	13.4		(0.2)		13.2
Corporate Bonds & Notes	11.3		(0.2)		11.1
Convertible Bonds	2.1		—		2.1
Common Stocks	57.0		(13.4)		43.6
Consumer Discretionary	7.9		(2.0)		5.9
Consumer Staples	4.9		(1.6)		3.3
Energy	10.6		(0.2)		10.4
Financials	9.3		(2.5)		6.8
Health Care	5.9		(2.5)		3.4
Industrials	4.3		(1.1)		3.2
Information Technology	9.3		(2.3)		7.0
Materials	2.5		(0.2)		2.3
Telecommunication Services	1.1		(0.5)		0.6
Utilities	1.2		(0.5)		0.7
Exchange-Traded Funds	—		(1.7)		(1.7)
Exchange-Traded Notes	—		(0.0	)(a)	0.0	(a)
Options Purchased Calls	0.0	(a)	—		0.0	(a)
Options Purchased Puts	0.0	(a)	—		0.0	(a)
Preferred Stocks	0.3		—		0.3
Financials	0.3		—		0.3
Treasury Bills	12.1		—		12.1
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	32.5		—		32.5
Total	115.3		(15.3)		100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds (amounting to $195.1 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

AQR Capital Management, LLC

Clifford Asness, Ph.D.

Brian Hurst

John Liew, Ph.D.

Yao Hua Ooi

Wasatch Advisors, Inc.

Michael Shinnick

Ralph Shive, CFA

Water Island Capital, LLC

Ted Chen*

Roger Foltynowicz, CAIA

Gregg Loprete

Todd Munn

*	Effective March 2014, Ted Chen of Water Island Capital, LLC was named a Portfolio Manager for the Fund.

Semiannual Report 2014	3

Active Portfolios® Multi-Manager Alternative Strategies Fund

Portfolio Overview (continued)

(Unaudited)

Market Exposure Through Derivatives Investments (% of notional exposure) (at February 28, 2014)(a)
Fixed Income Derivative Contracts	77.2
Commodities Derivative Contracts	(0.2)
Equity Derivative Contracts	14.1
Forward Foreign Currency Exchange Contracts	8.9
Total Notional Market Value of Derivative Contracts	100.0

(a)	The Fund has market exposure to fixed income, equity and commodities asset classes through its investments in futures and swap contracts, and market exposure to foreign currencies through its investments in forward foreign currency exchange contracts. Futures and swap contracts and forward foreign currency exchange contracts are derivative instruments. The Fund may have long or short market exposures. Reflects notional market value of futures and swap contracts and forward foreign currency exchange contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each derivative contract are shown in the Consolidated Portfolio of Investments. At period end, the notional amount of all outstanding derivative contracts is ($779,428,212). For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the consolidated financial statements. At period end, the Fund held investments in money market funds (amounting to $195.0 million), which have been segregated to cover obligations relating to the Fund's investment in derivatives. For further information on these holdings, see the Consolidated Portfolio of Investments.

4	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.10	1,016.01	9.09	9.00	1.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

Semiannual Report 2014	5

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 46.3%
Issuer	Shares	Value ($)
Consumer Discretionary 6.4%
Automobiles 1.6%

General Motors Co.(a)(b)(l)	335,294	12,137,643

Hotels, Restaurants & Leisure 0.2%

International Game Technology	92,752	1,399,628

Media 2.6%

Charter Communications, Inc., Class A(a)	25,418	3,222,240

Interpublic Group of Companies, Inc. (The)	282,554	5,006,857

Sirius XM Holdings, Inc.(a)(b)(l)	1,567,487	5,658,628

Time Warner Cable, Inc.	39,452	5,537,088

Total		19,424,813

Multiline Retail 0.7%

Target Corp.	76,068	4,757,293

Specialty Retail 1.3%

Aeropostale, Inc.(a)	61,928	454,551

ANN, Inc.(a)	32,896	1,172,742

Conn’s, Inc.(a)	18,201	651,596

CST Brands, Inc.(b)	75,180	2,445,605

Men’s Wearhouse, Inc. (The)(l)	11,100	597,069

Outerwall, Inc.(a)(b)	46,501	3,289,016

PEP Boys-Manny, Moe & Jack (The)(a)	94,940	1,195,295

Total		9,805,874

Total Consumer Discretionary		47,525,251

Consumer Staples 4.0%
Beverages 1.3%

Beam, Inc.(b)(l)	120,257	9,976,521

Food & Staples Retailing 2.5%

Shoppers Drug Mart Corp.	187,381	10,204,167

Wal-Mart Stores, Inc.	111,166	8,304,100

Total		18,508,267

Food Products 0.2%

ConAgra Foods, Inc.	41,430	1,176,612

Total Consumer Staples		29,661,400

Energy 8.6%
Energy Equipment & Services 4.4%

Cameron International Corp.(a)(l)	7,750	496,465

Diamond Offshore Drilling, Inc.	107,655	5,092,082

Ensco PLC, Class A	115,137	6,063,114

Halliburton Co.	133,930	7,634,010

National Oilwell Varco, Inc.	40,030	3,083,911

Noble Corp. PLC	32,316	1,003,412

Oil States International, Inc.(a)(b)	27,423	2,602,991

Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson-UTI Energy, Inc.	86,348	2,513,590

Unit Corp.(a)	69,339	4,257,415

Total		32,746,990

Oil, Gas & Consumable Fuels 4.2%

Aurora Oil & Gas Ltd.(a)	453,274	1,695,821

Bill Barrett Corp.(a)	214,509	5,435,658

CONSOL Energy, Inc.(l)	26,352	1,056,715

Denbury Resources, Inc.	780,697	12,772,203

Ithaca Energy, Inc.(a)	146,764	364,491

Peabody Energy Corp.	39,232	688,914

Pioneer Natural Resources Co.	1	201

Swift Energy Co.(a)	309,612	3,096,120

Talisman Energy, Inc.(l)	526,607	5,429,318

Torc Oil & Gas Ltd.	39,610	379,538

Yancoal Australia Ltd.(a)(c)	190,805	510,794

Yancoal Australia Ltd.(a)	64,710	39,699

Total		31,469,472

Total Energy		64,216,462

Financials 7.6%
Commercial Banks 1.4%

CapitalSource, Inc.(b)	659,225	9,690,608

Sterling Financial Corp.(b)	30,538	967,138

Total		10,657,746

Diversified Financial Services 0.5%

Citigroup, Inc.	31,839	1,548,331

Leucadia National Corp.	68,376	1,910,425

Total		3,458,756

Insurance 3.9%

Aon PLC	34,765	2,975,884

Assured Guaranty Ltd.(b)(l)	91,662	2,250,302

CNA Financial Corp.	97,722	4,054,486

Genworth Financial, Inc., Class A(a)(b)	218,534	3,396,018

Loews Corp.	177,116	7,701,004

MetLife, Inc.	62,032	3,143,161

Unum Group	116,370	4,047,349

XL Group PLC	52,040	1,582,016

Total		29,150,220

Real Estate Investment Trusts (REITs) 1.4%

American Campus Communities, Inc.	130,007	4,802,459

Digital Realty Trust, Inc.	37,081	2,008,307

Investors Real Estate Trust	143,901	1,263,451

Ventas, Inc.	40,389	2,521,485

Total		10,595,702

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.2%

Deutsche Wohnen AG(a)	79,767	1,641,076

Thrifts & Mortgage Finance 0.2%

Hudson City Bancorp, Inc.(b)	130,898	1,243,531

Total Financials		56,747,031

Health Care 4.8%
Biotechnology 0.7%

Algeta ASA(a)	78,996	4,698,696

Cubist Pharmaceuticals, Inc.(a)	188,070	137,291

Trius Therapeutics, Inc.(c)(d)	186,725	28,177

Total		4,864,164

Health Care Equipment & Supplies 0.6%

Arthrocare Corp.(a)(l)	12,725	613,981

Medtronic, Inc.	33,800	2,002,988

Patient Safety Technologies, Inc.(a)	41,718	92,405

Stryker Corp.	20,300	1,628,872

Total		4,338,246

Health Care Providers & Services 1.3%

Celesio AG	19,360	683,564

Express Scripts Holding Co.(a)	56,361	4,244,547

McKesson Corp.(b)	25,937	4,592,146

Total		9,520,257

Pharmaceuticals 2.2%

Forest Laboratories, Inc.(a)	47,030	4,588,717

Novartis AG, ADR(b)	30,504	2,537,323

Paladin Labs, Inc.	74,086	9,504,793

Total		16,630,833

Total Health Care		35,353,500

Industrials 3.5%
Airlines 0.8%

American Airlines Group, Inc.(a)	41,454	1,530,896

Southwest Airlines Co.	182,704	4,099,878

Total		5,630,774

Commercial Services & Supplies 1.4%

Copart, Inc.(a)(b)	25,059	912,900

Iron Mountain, Inc.	263,485	7,166,792

Republic Services, Inc.	66,611	2,272,101

Total		10,351,793

Construction & Engineering 0.4%

Aegion Corp.(a)	86,080	1,992,752

Foster Wheeler AG(a)	25,374	815,013

Total		2,807,765

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.6%

Ingersoll-Rand PLC	50,131	3,065,009

MAN SE	1,138	146,868

Manitowoc Co., Inc. (The)(l)	26,504	820,034

Scania AB, Class B	26,313	808,476

Total		4,840,387

Road & Rail 0.3%

Knight Transportation, Inc.	67,447	1,448,761

Vitran Corp., Inc.(a)	148,310	962,532

Total		2,411,293

Total Industrials		26,042,012

Information Technology 7.6%
Communications Equipment 1.0%

Cisco Systems, Inc.	130,632	2,847,778

Juniper Networks, Inc.(a)	61,078	1,633,226

QUALCOMM, Inc.	38,684	2,912,518

Total		7,393,522

Computers & Peripherals 1.8%

Apple, Inc.(b)(l)	19,069	10,034,870

Silicon Graphics International Corp.(a)	256,726	3,160,297

Total		13,195,167

IT Services 0.6%

Acxiom Corp.(a)	41,698	1,552,416

Global Payments, Inc.	43,212	3,039,100

Total		4,591,516

Semiconductors & Semiconductor Equipment 1.6%

ATMI, Inc.(a)(l)	14,523	493,927

Entegris, Inc.(a)	34,688	417,991

Intel Corp.	63,092	1,562,158

LSI Corp.(b)	608,582	6,749,174

Tokyo Electron Ltd.	54,577	3,127,916

Total		12,351,166

Software 2.6%

Accelrys, Inc.(a)(b)(l)	195,416	2,438,792

Microsoft Corp.	201,002	7,700,387

Oracle Corp.	79,027	3,090,746

TIBCO Software, Inc.(a)	52,045	1,134,060

Unit4 NV	88,096	4,694,327

Total		19,058,312

Total Information Technology		56,589,683

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.0%
Chemicals 1.1%

AZ Electronic Materials SA	416,914	2,788,386

Material Sciences Corp.(a)	37,970	482,599

Mosaic Co. (The)	96,478	4,713,915

Potash Corp. of Saskatchewan, Inc.(b)	7,509	249,974

Total		8,234,874

Metals & Mining 0.5%

Osisko Mining Corp.(a)	100,388	639,154

Stillwater Mining Co.(a)	40,592	549,616

Walter Energy, Inc.	51,294	553,462

Yamana Gold, Inc.	227,102	2,280,104

Total		4,022,336

Paper & Forest Products 0.4%

Domtar Corp.	21,964	2,433,172

Louisiana-Pacific Corp.(a)	13,473	253,158

Total		2,686,330

Total Materials		14,943,540

Telecommunication Services 0.9%
Diversified Telecommunication Services 0.7%

Verizon Communications, Inc.(b)	99,439	4,731,297

Ziggo NV	6,646	304,101

Total		5,035,398

Wireless Telecommunication Services 0.2%

Vodafone Group PLC, ADR	39,208	1,629,869

Total Telecommunication Services		6,665,267

Utilities 0.9%
Electric Utilities 0.6%

UNS Energy Corp.(b)	76,596	4,634,824

Gas Utilities 0.1%

Envestra Ltd.	841,313	951,486

Independent Power Producers & Energy Traders 0.2%

NRG Energy, Inc.(b)(l)	45,857	1,333,063

Total Utilities		6,919,373

Total Common Stocks (Cost: $312,370,143)		344,663,519

Preferred Stocks 0.2%
Financials 0.2%
Commercial Banks 0.1%

GMAC Capital Trust I, 8.125%(e)	29,476	800,273

Diversified Financial Services —%

Citigroup Capital IX, 6.000%	21,000	527,310

Preferred Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 0.1%

American Realty Capital Properties, Inc., 6.700%	25,770	580,598

Total Financials		1,908,181

Total Preferred Stocks
(Cost: $1,787,605)		1,908,181

Corporate Bonds & Notes(f) 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.3%
Wells Fargo Capital X
12/15/36	5.950%	2,200,000	2,211,667

Building Materials 0.7%
Texas Industries, Inc.
08/15/20	9.250%	4,427,000	5,135,320

Chemicals 0.1%
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	896,000	975,520

Construction Machinery 0.4%
Maxim Crane Works LP Senior Secured(g)
04/15/15	12.250%	1,875,000	1,894,687

United Rentals North America, Inc.
09/15/20	8.375%	906,000	1,014,720

Total			2,909,407

Consumer Products 0.4%
American Achievement Corp. Secured(b)(g)
04/15/16	10.875%	2,457,000	2,592,135

Diversified Manufacturing 0.1%
Coleman Cable, Inc.
02/15/18	9.000%	980,000	1,026,550

Food and Beverage 0.5%
U.S Foods, Inc.
06/30/19	8.500%	3,658,000	3,964,357

Gaming 0.4%
ROC Finance LLC/Corp. Secured(g)
09/01/18	12.125%	3,067,000	3,205,015

Gas Pipelines 0.2%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	1,177,000	1,347,665

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Health Care 1.1%
Accellent, Inc.
11/01/17	10.000%		4,275,000	4,611,656
Senior Secured
02/01/17	8.375%		2,428,000	2,537,260

Alere, Inc.
10/01/18	8.625%		1,207,000	1,297,525

Total				8,446,441

Independent Energy 1.6%
Aurora USA Oil & Gas, Inc.(g)
02/15/17	9.875%		3,076,000	3,414,360

Chaparral Energy, Inc.
09/01/21	8.250%		1,386,000	1,517,670

Endeavour International Corp. Secured
06/01/18	12.000%		2,616,000	2,223,600
Senior Secured
03/01/18	12.000%		1,412,000	1,376,700

Newfield Exploration Co. Senior Subordinated Notes(b)
05/15/18	7.125%		2,290,000	2,375,875

Southern Pacific Resource Corp. Secured(g)
01/25/18	8.750%	CAD	1,515,000	930,371

Total				11,838,576

Media Cable 0.5%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%		1,615,000	1,709,881

Videotron Ltd.
04/15/18	9.125%		1,955,000	2,033,200

Total				3,743,081

Media Non-Cable 1.1%
Allbritton Communications Co. Senior Unsecured(b)
05/15/18	8.000%		4,038,000	4,245,150

Entercom Radio LLC
12/01/19	10.500%		1,000,000	1,152,500

Reader’s Digest Association, Inc. (The) Senior Secured(c)(d)(h)
02/15/17	9.500%		837,000	334,800

Univision Communications, Inc.(g)
05/15/21	8.500%		467,000	518,370

YPG Financing, Inc. Senior Secured(g)
11/30/18	9.250%	CAD	1,667,363	1,581,081

Total				7,831,901

Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
Oil States International, Inc.
06/01/19	6.500%	611,000	646,133
01/15/23	5.125%	2,294,000	2,577,882

Total			3,224,015

Other Utility 0.3%
First Wind Capital LLC Senior Secured(g)
06/01/18	10.250%	1,869,000	2,041,883

Packaging 0.2%
ARD Finance SA Senior Secured PIK(g)
06/01/18	11.125%	687,549	753,725

Packaging Dynamics Corp. Senior Secured(g)
02/01/16	8.750%	831,000	852,814

Total			1,606,539

Pharmaceuticals —%
Savient Pharmaceuticals, Inc. Senior Secured(c)(g)(h)
05/09/19	3.000%	2,076,000	58,383

Property & Casualty 0.3%
Ambac Assurance Corp. Subordinated Notes(g)
06/07/20	5.100%	2,364,000	2,298,990

Retailers 0.1%
Brown Shoe Co., Inc.
05/15/19	7.125%	618,000	655,080

Technology 0.1%
Nortel Networks Ltd.(h)
07/15/16	10.750%	759,000	903,210

Wireless 0.1%
Sprint Communications, Inc. Senior Unsecured
04/15/22	9.250%	522,000	631,620

Wirelines 0.2%
Cincinnati Bell, Inc.
03/15/18	8.750%	1,215,000	1,271,194

Total Corporate Bonds & Notes
(Cost: $68,504,210)			67,918,549

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Convertible Bonds(f) 1.7%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Automotive 0.2%
Meritor, Inc.
03/01/26	7.875%		901,000	1,386,977

Lodging 0.5%
Morgans Hotel Group Co.
10/15/14	2.375%		3,603,000	3,553,459

Media Non-Cable —%
YPG Financing, Inc.
11/30/22	8.000%	CAD	48,878	55,177

Metals 0.4%
Brigus Gold Corp. Senior Unsecured
03/31/16	6.500%		2,360,000	2,360,000

United States Steel Corp. Senior Unsecured
05/15/14	4.000%		1,010,000	1,014,419

Total				3,374,419

Other Financial Institutions 0.3%
Globalstar, Inc. Senior Unsecured
04/01/28	8.000%		582,551	1,910,767

Technology 0.1%
Nortel Networks Corp.(h)
04/15/14	2.125%		779,000	783,869

Transportation Services 0.2%
YRC Worldwide, Inc. Secured PIK
03/31/15	10.000%		1,366,743	1,404,328

Total Convertible Bonds
(Cost: $10,945,007)				12,468,996

Treasury Bills 9.8%
Issuer	Effective Yield	Principal Amount ($)		Value ($)
United States 9.8%
U.S. Treasury Bills
05/29/14	0.050%		8,950,000	8,948,917
06/05/14	0.040%		8,950,000	8,949,069
07/31/14	0.040%		42,351,200	42,343,238
08/07/14	0.060%		12,527,100	12,523,818

Total				72,765,042

Total Treasury Bills
(Cost: $72,761,627)				72,765,042

Options Purchased Calls —%
Issuer	Contracts	Exercise Price	Expiration Date	Value ($)
AT&T, Inc.
	486	34.00	03/22/14	3,159
	243	34.00	04/19/14	3,159

Liberty Media Corp., Class A
	63	130.00	04/19/14	55,440

Time Warner Cable
	65	145.00	03/22/14	6,500
	65	150.00	04/19/14	6,825

Walter Energy, Inc.
	274	12.50	03/07/14	959

Total Options Purchased Calls
(Cost: $84,986)				76,042

Options Purchased Puts —%
Aeropostale, Inc.
	464	6.00	03/22/14	8,120

Ingersoll-Rand PLC
	193	52.50	03/22/14	1,448

Juniper Networks, Inc.
	587	24.00	04/19/14	16,729

Noble Corp PLC
	582	30.00	03/07/14	7,275
	326	28.00	03/22/14	2,771

Oil States International
	178	85.00	03/22/14	4,450

Men’s Wearhouse Inc., (The)
	63	49.00	03/22/14	7,245
	48	50.00	03/22/14	6,840

Total Options Purchased Puts
(Cost: $79,720)				54,878

Money Market Funds 26.2%
			Shares	Value ($)

Columbia Short-Term Cash Fund, 0.098%(i)(j)(k)			192,371,979	192,371,979

JPMorgan Prime Money Market Fund, 0.010%(i)(k)			2,680,600	2,680,600

Total Money Market Funds
(Cost: $195,052,579)				195,052,579

Total Investments
(Cost: $661,585,877)				694,907,786

Investments Sold Short (12.3)%
Common Stocks (10.7)%
Issuer	Shares	Value ($)
Consumer Discretionary (1.5)%
Automobiles (0.1)%

Ford Motor Co.	(39,809)	(612,661)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Media (0.8)%

Comcast Corp., Class A	(83,668)	(4,324,799)

Liberty Global PLC, Class A	(1,517)	(131,296)

Liberty Global PLC, Class C	(1,112)	(94,142)

Liberty Media Corp., Class A	(9,861)	(1,352,535)

Total		(5,902,772)

Specialty Retail (0.6)%

Cabela’s, Inc.	(13,229)	(877,347)

Tiffany & Co.	(40,264)	(3,754,618)

Total		(4,631,965)

Total Consumer Discretionary		(11,147,398)

Consumer Staples (1.3)%
Food & Staples Retailing (1.0)%

Loblaw Companies Ltd.	(111,658)	(4,607,292)

SYSCO Corp.	(74,097)	(2,668,974)

Total		(7,276,266)

Household Products (0.3)%

Procter & Gamble Co. (The)	(26,524)	(2,086,378)

Total Consumer Staples		(9,362,644)

Energy (0.2)%
Energy Equipment & Services (0.2)%

Amec PLC	(22,652)	(425,976)

Atwood Oceanics, Inc.(a)	(3,350)	(158,757)

Diamond Offshore Drilling	(2,935)	(138,825)

Ensco PLC, Class A	(3,387)	(178,359)

Hercules Offshore, Inc.(a)	(41,022)	(195,265)

Rowan Companies PLC, Class A(a)	(4,979)	(166,099)

Seadrill Ltd.	(3,983)	(147,212)

Total		(1,410,493)

Oil, Gas & Consumable Fuels —%

Alpha Natural Resources, Inc.(a)	(8,060)	(43,282)

Total Energy		(1,453,775)

Financials (2.0)%
Commercial Banks (1.4)%

M&T Bank Corp.	(11,000)	(1,282,490)

Pacwest Bancorp	(187,137)	(8,121,746)

Umpqua Holdings Corp.	(50,891)	(904,333)

Total		(10,308,569)

Insurance (0.1)%

Assured Guaranty Ltd.	(16,000)	(392,800)

Genworth Financial Inc., Class A	(26,500)	(411,810)

Total		(804,610)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) (0.3)%

Regency Centers Corp.	(38,000)	(1,929,260)

Real Estate Management & Development (0.2)%

Deutsche Wohnen AG	(79,767)	(1,690,072)

Total Financials		(14,732,511)

Health Care (2.0)%
Biotechnology —%

PLB CN Spinco(c)	(74,086)	(167,267)

Health Care Providers & Services (0.3)%

AmerisourceBergen Corp.	(34,143)	(2,316,603)

Health Care Technology (0.1)%

Veeva Systems Inc., Class A	(11,045)	(389,888)

Pharmaceuticals (1.6)%

Actavis PLC	(12,376)	(2,732,868)

Endo Health Solutions, Inc.	(120,990)	(9,657,422)

Total		(12,390,290)

Total Health Care		(15,264,048)

Industrials (0.9)%
Aerospace & Defense (0.1)%

United Technologies Corp.	(5,635)	(659,408)

Airlines (0.1)%

Delta Air Lines, Inc.	(16,063)	(533,452)

United Continental Holdings, Inc.	(12,010)	(539,970)

Total		(1,073,422)

Building Products (0.1)%

Lennox International, Inc.	(8,973)	(824,439)

Construction & Engineering —%

Foster Wheeler AG	(200)	(6,424)

Machinery (0.3)%

Joy Global, Inc.	(20,402)	(1,122,110)

Meritor, Inc.	(56,373)	(699,589)

Total		(1,821,699)

Professional Services (0.2)%

Wageworks, Inc.	(23,149)	(1,369,263)

Trading Companies & Distributors (0.1)%

Watsco, Inc.	(7,479)	(735,784)

Total Industrials		(6,490,439)

Information Technology (1.9)%
Internet Software & Services (0.5)%

Facebook Inc., Class A	(14,268)	(976,787)

Opentable, Inc.(a)	(37,071)	(2,954,188)

Total		(3,930,975)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (0.5)%

Accenture PLC, Class A	(21,931)	(1,827,949)

International Business Machines Corp.	(8,424)	(1,559,872)

Total		(3,387,821)

Semiconductors & Semiconductor Equipment (0.5)%

Applied Materials, Inc.	(189,130)	(3,585,905)

Software (0.4)%

Salesforce.com, Inc.(a)	(10,973)	(684,386)

Workday, Inc., Class A(a)	(22,134)	(2,432,969)

Total		(3,117,355)

Total Information Technology		(14,022,056)

Materials (0.1)%
Metals & Mining (0.1)%

Goldcorp, Inc.	(14,583)	(392,067)

Walter Energy, Inc.	(28,200)	(304,278)

Total		(696,345)

Paper & Forest Products —%

Ainsworth Lumber Co., Ltd.	(117,488)	(445,633)

Total Materials		(1,141,978)

Telecommunication Services (0.4)%
Diversified Telecommunication Services (0.4)%

AT&T, Inc.	(78,850)	(2,517,681)

Globalstar, Inc.	(307,266)	(694,421)

Total		(3,212,102)

Total Telecommunication Services		(3,212,102)

Utilities (0.4)%
Electric Utilities (0.3)%

Exelon Corp.	(65,792)	(2,000,735)

Gas Utilities (0.1)%

APA Group	(161,448)	(963,380)

Total Utilities		(2,964,115)

Total Common Stocks
(Proceeds: $73,868,845)		(79,791,066)

Corporate Bonds & Notes (0.2)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines (0.1)%
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	(726,000)	(725,993)

Wirelines (0.1)%
SoftBank Corp.
04/15/20	4.500%	(766,000)	(770,787)

Total Corporate Bonds & Notes
(Cost: $(1,519,636))			(1,496,780)

Exchange-Traded Funds (1.4)%
Issuer		Shares	Value ($)
Industrial Select Sect SPDR		(13,680)	(712,181)

Market Vectors Coal ETF		(31,105)	(565,800)

Market Vectors Oil Service ETF		(49,639)	(2,423,376)

Market Vectors Semiconductor		(8,460)	(369,279)

SPDR Barclays High Yield Bond ETF		(82,384)	(3,421,407)

SPDR S&P 500 ETF Trust		(9,935)	(1,850,890)

SPDR S&P 500 Insurance ETF		(11,719)	(714,039)

Total Exchange-Traded Funds
(Proceeds: $9,676,961)			(10,056,972)

Exchange-Traded Notes —%
iShares S&P		(3,452)	(55,679)

Total Exchange-Traded Notes (Proceeds: $58,901)			(55,679)

Total Investments Sold Short (Proceeds: $85,124,343)			(91,400,497)

Total Investments, Net of Investments Sold Short			603,507,289

Other Assets & Liabilities, Net			141,496,912

Net Assets			745,004,201

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at February 28, 2014

At February 28, 2014, securities totaling $2,680,554 were pledged as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	March 17, 2014	2,063,150 AUD	1,841,826 USD	2,438	—

Goldman, Sachs & Co.	March 17, 2014	4,144,500 AUD	3,678,521 USD	—	(16,483)

Goldman, Sachs & Co.	March 17, 2014	17,462,000 CAD	16,336,155 USD	571,259	—

Goldman, Sachs & Co.	March 17, 2014	744,000 CAD	665,990 USD	—	(5,702)

Goldman, Sachs & Co.	March 17, 2014	620,000 CHF	697,806 USD	—	(7,213)

Goldman, Sachs & Co.	March 17, 2014	3,750,000 EUR	5,117,757 USD	—	(58,320)

Goldman, Sachs & Co.	March 17, 2014	243,000 GBP	406,894 USD	19	—

Goldman, Sachs & Co.	March 17, 2014	2,527,150 GBP	4,124,016 USD	—	(107,399)

Goldman, Sachs & Co.	March 17, 2014	34,569,000 NOK	5,593,996 USD	—	(162,714)

Goldman, Sachs & Co.	March 17, 2014	3,740,000 SEK	574,515 USD	—	(8,667)

Goldman, Sachs & Co.	March 17, 2014	580,325 USD	658,000 AUD	6,311	—

Goldman, Sachs & Co.	March 17, 2014	2,787,647 USD	3,090,000 AUD	—	(32,777)

Goldman, Sachs & Co.	March 17, 2014	4,426,938 USD	4,905,000 CAD	1,354	—

Goldman, Sachs & Co.	March 17, 2014	3,029,930 USD	3,325,000 CAD	—	(28,082)

Goldman, Sachs & Co.	March 17, 2014	697,406 USD	620,000 CHF	7,613	—

Goldman, Sachs & Co.	March 17, 2014	17,730 USD	13,000 EUR	214	—

Goldman, Sachs & Co.	March 17, 2014	2,240,566 USD	1,359,000 GBP	34,919	—

Goldman, Sachs & Co.	March 17, 2014	999,858 USD	6,169,000 NOK	27,454	—

Royal Bank of Scotland	March 19, 2014	40,942,000 AUD	36,990,456 USD	493,943	—

Royal Bank of Scotland	March 19, 2014	45,193,000 AUD	39,679,850 USD	—	(606,091)

Royal Bank of Scotland	March 19, 2014	13,980,000 BRL	5,814,866 USD	—	(121,739)

Royal Bank of Scotland	March 19, 2014	71,061,000 CAD	66,020,416 USD	1,868,853	—

Royal Bank of Scotland	March 19, 2014	18,275,000 CAD	16,376,165 USD	—	(121,911)

Royal Bank of Scotland	March 19, 2014	387,000 CHF	435,176 USD	—	(4,901)

Royal Bank of Scotland	March 19, 2014	1,235,000,000 CLP	2,290,018 USD	84,635	—

Royal Bank of Scotland	March 19, 2014	4,040,000,000 COP	2,040,502 USD	66,885	—

Royal Bank of Scotland	March 19, 2014	100,000,000 COP	48,531 USD	—	(321)

Royal Bank of Scotland	March 19, 2014	156,300,000 CZK	7,762,271 USD	—	(134,690)

Royal Bank of Scotland	March 19, 2014	99,728,000 EUR	136,050,896 USD	—	(1,602,176)

Royal Bank of Scotland	March 19, 2014	16,749,000 GBP	27,457,860 USD	—	(585,930)

Royal Bank of Scotland	March 19, 2014	1,170,000,000 HUF	5,251,695 USD	46,030	—

Royal Bank of Scotland	March 19, 2014	480,000,000 HUF	2,106,373 USD	—	(29,285)

Royal Bank of Scotland	March 19, 2014	37,700,000,000 IDR	3,056,708 USD	—	(189,941)

Royal Bank of Scotland	March 19, 2014	200,000 ILS	57,368 USD	43	—

Royal Bank of Scotland	March 19, 2014	16,000,000 ILS	4,547,495 USD	—	(38,445)

Royal Bank of Scotland	March 19, 2014	1,074,200,000 INR	17,034,169 USD	—	(251,333)

Royal Bank of Scotland	March 19, 2014	21,589,327,999 JPY	209,675,489 USD	—	(2,479,618)

Royal Bank of Scotland	March 19, 2014	4,560,000,000 KRW	4,269,627 USD	9,209	—

Royal Bank of Scotland	March 19, 2014	11,510,000,000 KRW	10,650,845 USD	—	(102,971)

Royal Bank of Scotland	March 19, 2014	109,200,000 MXN	8,327,659 USD	102,586	—

Royal Bank of Scotland	March 19, 2014	91,400,000 MXN	6,818,776 USD	—	(65,578)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	March 19, 2014	11,490,000 MYR	3,535,967 USD	31,048	—

Royal Bank of Scotland	March 19, 2014	3,000,000 MYR	909,714 USD	—	(5,408)

Royal Bank of Scotland	March 19, 2014	378,893,000 NOK	61,265,826 USD	—	(1,825,667)

Royal Bank of Scotland	March 19, 2014	55,165,000 NZD	45,049,686 USD	—	(1,148,250)

Royal Bank of Scotland	March 19, 2014	348,200,000 PHP	7,881,867 USD	86,051	—

Royal Bank of Scotland	March 19, 2014	35,500,000 PLN	11,485,375 USD	—	(281,233)

Royal Bank of Scotland	March 19, 2014	530,000,000 RUB	15,626,607 USD	933,113	—

Royal Bank of Scotland	March 19, 2014	434,953,000 SEK	66,578,621 USD	—	(1,241,744)

Royal Bank of Scotland	March 19, 2014	9,400,000 SGD	7,451,326 USD	36,001	—

Royal Bank of Scotland	March 19, 2014	7,880,000 SGD	6,188,775 USD	—	(27,476)

Royal Bank of Scotland	March 19, 2014	20,630,000 TRY	9,901,119 USD	610,887	—

Royal Bank of Scotland	March 19, 2014	1,900,000 TRY	827,297 USD	—	(28,322)

Royal Bank of Scotland	March 19, 2014	346,000,000 TWD	11,570,784 USD	150,322	—

Royal Bank of Scotland	March 19, 2014	156,000,000 TWD	5,145,806 USD	—	(3,303)

Royal Bank of Scotland	March 19, 2014	9,314,501 USD	10,500,000 AUD	45,407	—

Royal Bank of Scotland	March 19, 2014	25,871,574 USD	28,789,000 AUD	—	(208,489)

Royal Bank of Scotland	March 19, 2014	2,486,133 USD	5,900,000 BRL	19,302	—

Royal Bank of Scotland	March 19, 2014	1,407,604 USD	3,300,000 BRL	—	(6,259)

Royal Bank of Scotland	March 19, 2014	4,190,444 USD	4,655,000 CAD	11,938	—

Royal Bank of Scotland	March 19, 2014	22,497,062 USD	24,031,000 CAD	—	(802,655)

Royal Bank of Scotland	March 19, 2014	81,390 USD	73,000 CHF	1,622	—

Royal Bank of Scotland	March 19, 2014	4,410,825 USD	88,000,000 CZK	35,319	—

Royal Bank of Scotland	March 19, 2014	255,899,221 USD	186,988,999 EUR	2,198,908	—

Royal Bank of Scotland	March 19, 2014	98,081,605 USD	59,647,999 GBP	1,790,391	—

Royal Bank of Scotland	March 19, 2014	4,328,977 USD	955,000,000 HUF	—	(79,908)

Royal Bank of Scotland	March 19, 2014	2,362,742 USD	27,700,000,000 IDR	22,728	—

Royal Bank of Scotland	March 19, 2014	8,916,261 USD	31,300,000 ILS	54,983	—

Royal Bank of Scotland	March 19, 2014	13,856,529 USD	870,000,000 INR	143,089	—

Royal Bank of Scotland	March 19, 2014	1,305,912 USD	81,000,000 INR	—	(2,499)

Royal Bank of Scotland	March 19, 2014	101,233,775 USD	10,394,868,000 JPY	915,043	—

Royal Bank of Scotland	March 19, 2014	27,960,503 USD	2,832,293,000 JPY	—	(127,982)

Royal Bank of Scotland	March 19, 2014	1,441,867 USD	1,550,000,000 KRW	6,300	—

Royal Bank of Scotland	March 19, 2014	21,674,904 USD	23,010,000,000 KRW	—	(176,617)

Royal Bank of Scotland	March 19, 2014	4,632,923 USD	61,700,000 MXN	14,393	—

Royal Bank of Scotland	March 19, 2014	3,792,720 USD	49,600,000 MXN	—	(56,789)

Royal Bank of Scotland	March 19, 2014	420,916 USD	1,400,000 MYR	6,140	—

Royal Bank of Scotland	March 19, 2014	61,313 USD	200,000 MYR	—	(305)

Royal Bank of Scotland	March 19, 2014	54,709,760 USD	334,467,000 NOK	984,122	—

Royal Bank of Scotland	March 19, 2014	66,078,608 USD	80,202,000 NZD	1,086,568	—

Royal Bank of Scotland	March 19, 2014	2,383,039 USD	2,838,000 NZD	—	(6,356)

Royal Bank of Scotland	March 19, 2014	1,324,923 USD	60,000,000 PHP	18,412	—

Royal Bank of Scotland	March 19, 2014	22,573 USD	1,000,000 PHP	—	(184)

Royal Bank of Scotland	March 19, 2014	22,872,342 USD	70,100,000 PLN	362,565	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at February 28, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	March 19, 2014	4,854,975 USD	168,900,000 RUB	—	(172,465)

Royal Bank of Scotland	March 19, 2014	45,977,829 USD	298,017,000 SEK	490,690	—

Royal Bank of Scotland	March 19, 2014	15,764 USD	20,000 SGD	14

Royal Bank of Scotland	March 19, 2014	9,525,398 USD	11,940,000 SGD	—	(106,358)

Royal Bank of Scotland	March 19, 2014	2,734,507 USD	6,400,000 TRY	147,583	—

Royal Bank of Scotland	March 19, 2014	861,653 USD	1,900,000 TRY	—	(6,033)

Royal Bank of Scotland	March 19, 2014	1,765,502 USD	51,900,000 TWD	—	(52,433)

Royal Bank of Scotland	March 19, 2014	1,632,069 USD	17,900,000 ZAR	26,349	—

Royal Bank of Scotland	March 19, 2014	651,732 USD	7,000,000 ZAR	—	(3,189)

Royal Bank of Scotland	March 19, 2014	111,400,000 ZAR	10,583,772 USD	262,665	—

Royal Bank of Scotland	March 19, 2014	200,000 ZAR	18,125 USD	—	(405)

Royal Bank of Scotland	June 18, 2014	2,260 USD	2,000 CHF	16	—

Total				13,815,734	(13,132,616)

Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, cash totaling $16,286,590 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	355	JPY	50,639,039	March 2014	159,996	—

AMSTERDAM IDX	60	EUR	6,600,597	March 2014	—	(35,793)

AUST 3YR BOND	122	AUD	11,862,757	March 2014	3,731	—

AUST 10YR BOND	(64)	AUD	(7,476,994)	March 2014	—	(82,740)

CAC40 10 EURO	156	EUR	9,485,148	March 2014	147,099	—

DAX INDEX	29	EUR	9,675,940	March 2014	320,659	—

DJIA MINI e-CBOT	102	USD	8,316,570	March 2014	145,725	—

EURO-BOBL	350	EUR	61,209,419	March 2014	210,087	—

EURO-BUND	162	EUR	32,284,618	March 2014	287,507	—

EURO BUXL 30YR BOND	31	EUR	5,508,696	March 2014	34,661	—

EURO STOXX 50	201	EUR	8,711,627	March 2014	126,566	—

FTSE 100 INDEX	105	GBP	11,913,217	March 2014	51,959	—

FTSE/JSE TOP 40	197	ZAR	7,792,370	March 2014	116,728	—

FTSE/MIB INDEX	32	EUR	4,515,901	March 2014	286,349	—

H-SHARES IDX	(58)	HKD	(3,699,106)	March 2014	—	(41,134)

HANG SENG INDEX	(18)	HKD	(2,644,954)	March 2014	—	(48,153)

IBEX 35 INDEX	28	EUR	3,895,103	March 2014	35,261	—

JPN 10YR BOND (TSE)	15	JPY	21,396,775	March 2014	43,733	—

KOSPI2 INX	(21)	KRW	(2,532,786)	March 2014	—	(30,244)

LME COPPER	(42)	USD	(7,411,950)	March 2014	—	(8,750)

LME NICKEL	(11)	USD	(970,134)	March 2014	—	(74,552)

LME ZINC	13	USD	677,625	March 2014	7,586	—

MSCI TAIWAN INDEX	100	USD	3,028,000	March 2014	14,739	—

MSCI SING IX ETS	(65)	SGD	(3,613,931)	March 2014	3,962	—

NASDAQ 100 E-MINI	143	USD	10,568,415	March 2014	515,830	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Futures Contracts Outstanding at February 28, 2014 (continued)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
NY Harb ULSD	26	USD	3,293,800	March 2014	—	(10,395)

RUSSELL 2000 EMINI ICE MA	64	USD	7,564,160	March 2014	251,665	—

S&P MID 400 EMINI	55	USD	7,558,100	March 2014	307,567	—

S&P/TSE 60 INDEX	98	CAD	14,380,060	March 2014	785,919	—

S&P500 EMINI	100	USD	9,288,000	March 2014	247,210	—

SGX CNX NIFTY	(78)	USD	(979,758)	March 2014	—	(10,725)

SPI 200	90	AUD	10,834,017	March 2014	66,630	—

TOPIX INDEX	9	JPY	1,070,944	March 2014	—	(36,865)

WTI CRUDE	31	USD	3,180,290	March 2014	13,162	—

GAS OIL FUT (ICE)	(25)	USD	(2,295,625)	April 2014	1,201	—

GOLD 100 OZ	(4)	USD	(528,640)	April 2014	5,556	—

LEAN HOGS	6	USD	256,440	April 2014	9,618	—

NATURAL GAS	144	USD	6,636,960	April 2014	33,316	—

BRENT CRUDE (ICE)	16	USD	1,738,080	May 2014	—	(8,865)

COCOA	67	USD	1,981,190	May 2014	31,378	—

COCOA	14	GBP	432,302	May 2014	—	(1,545)

COFFEE	(3)	USD	(202,838)	May 2014	—	(23,135)

COPPER	(43)	USD	(3,426,563)	May 2014	43,668	—

CORN	(115)	USD	(2,665,125)	May 2014	—	(95,724)

COTTON NO.2	27	USD	1,176,390	May 2014	6,211	—

SOYBEAN MEAL	47	USD	2,151,190	May 2014	130,834	—

SOYBEAN OIL	(42)	USD	(1,053,108)	May 2014	—	(73,853)

SUGAR #11	(461)	USD	(9,118,211)	May 2014	—	(927,503)

WHEAT	(99)	USD	(2,981,138)	May 2014	—	(109,896)

3MO EURO EURIBOR	59	EUR	20,305,478	June 2014	—	(6,746)

3MO EURO SWISS FRANC	(135)	CHF	(38,377,913)	June 2014	—	(134)

90 DAY STERLING	(84)	GBP	(17,485,202)	June 2014	—	(12,330)

BANK ACCEPT	(58)	CAD	(12,932,538)	June 2014	—	(69)

CAN 10YR BOND	37	CAD	4,363,948	June 2014	29,582	—

EURO$ 90 DAY	149	USD	37,158,738	June 2014	6,586	—

LONG GILT	(7)	GBP	(1,282,723)	June 2014	—	(6,139)

US 2YR NOTE	64	USD	14,072,000	June 2014	1,281	—

US 5YR NOTE	(11)	USD	(1,318,453)	June 2014	602	—

US 10YR NOTE	(7)	USD	(871,719)	June 2014	—	(4,192)

US LONG BOND	(14)	USD	(1,862,876)	June 2014	—	(24,189)

3MO EURO EURIBOR	106	EUR	36,479,199	September 2014	—	(4,617)

3MO EURO SWISS FRANC	(52)	CHF	(14,784,082)	September 2014	1,152	—

90 DAY STERLING	(92)	GBP	(19,136,015)	September 2014	—	(11,693)

BANK ACCEPT	20	CAD	4,459,948	September 2014	—	(4,290)

EURO$ 90 DAY	138	USD	34,406,850	September 2014	8,116	—

3MO EURO EURIBOR	133	EUR	45,761,891	December 2014	4,251	—

90 DAY STERLING	(132)	GBP	(27,418,721)	December 2014	—	(19,440)

EURO$ 90 DAY	169	USD	42,116,913	December 2014	13,382	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Futures Contracts Outstanding at February 28, 2014 (continued)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	186	EUR	63,978,578	March 2015	27,936	—

90 DAY STERLING	(183)	GBP	(37,945,284)	March 2015	—	(32,199)

EURO$ 90 DAY	137	USD	34,111,288	March 2015	8,768	—

3MO EURO EURIBOR	228	EUR	78,393,883	June 2015	68,403	—

90DAY EURO$	106	USD	26,355,575	June 2015	1,295	—

90 DAY STERLING	(218)	GBP	(45,111,316)	June 2015	—	(46,620)

3MO EURO EURIBOR	242	EUR	83,161,613	September 2015	98,273	—

90 DAY STERLING	(243)	GBP	(50,177,816)	September 2015	—	(60,178)

EURO$ 90 DAY	75	USD	18,614,063	September 2015	—	(2,128)

3MO EURO EURIBOR	245	EUR	84,129,134	December 2015	122,884	—

90DAY EURO$	45	USD	11,143,125	December 2015	—	(1,656)

90 DAY STERLING	(270)	GBP	(55,634,447)	December 2015	—	(78,121)

Total					4,838,624	(1,934,613)

Open Options Contracts Written at February 28, 2014

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Accelrys, Inc.	Put	4	12.50	17	03/2014	10

Accelrys, Inc.	Call	6	12.50	36	03/2014	15

Actavis PLC	Call	10	190.00	16,042	03/2014	30,850

Actavis PLC	Call	22	195.00	31,115	03/2014	56,980

Applied Materials, Inc.	Put	44	18.00	992	03/2014	638

Applied Materials, Inc.	Call	102	18.00	10,761	03/2014	11,373

Applied Materials, Inc.	Call	78	19.00	3,586	03/2014	3,432

Arthrocare Corp.	Call	84	50.00	3,980	03/2014	1,260

Assured Guaranty Ltd.	Call	45	23.00	6,596	03/2014	8,212

Assured Guaranty Ltd.	Call	76	24.00	6,891	03/2014	8,170

Assured Guaranty Ltd.	Call	86	25.00	4,335	03/2014	4,687

Assured Guaranty Ltd.	Call	37	26.00	899	03/2014	906

ATMI, Inc.	Call	6	35.00	131	03/2014	135

Beam, Inc.	Put	33	80.00	385	03/2014	247

Beam, Inc.	Call	623	85.00	13,978	03/2014	1,557

Cameron International Corp.	Call	16	62.50	3,356	03/2014	4,760

Cameron International Corp.	Call	63	65.00	9,745	03/2014	10,080

Comcast Corp., Class A	Call	28	51.50	786	03/2014	1,708

Comcast Corp., Class A	Call	14	52.00	417	03/2014	511

CONSOL Energy, Inc.	Call	1	39.00	95	03/2014	172

CONSOL Energy, Inc.	Call	5	40.00	385	03/2014	552

CONSOL Energy, Inc.	Call	12	41.00	846	03/2014	799

CONSOL Energy, Inc.	Call	11	42.00	493	03/2014	412

CONSOL Energy, Inc.	Call	5	43.00	190	03/2014	100

General Motors Co.	Call	69	37.00	3,525	03/2014	1,898

General Motors Co.	Call	69	37.50	2,161	03/2014	1,035

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Open Options Contracts Written at February 28, 2014 (continued)

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Liberty Media Corp., Class A	Put	63	130.00	26,010	03/2014	4,095

Liberty Media Corp., Class A	Call	36	140.00	2,388	03/2014	4,680

Manitowoc Co., Inc. (The)	Put	638	29.00	29,299	03/2014	22,330

Manitowoc Co., Inc. (The)	Call	379	30.00	50,138	03/2014	57,798

Manitowoc Co., Inc. (The)	Call	260	31.00	24,694	03/2014	25,350

Men’s Wearhouse, Inc. (The)	Call	111	50.00	14,254	03/2014	56,055

NRG Energy, Inc.	Call	40	28.00	4,958	03/2014	5,600

NRG Energy, Inc.	Call	60	29.00	4,033	03/2014	4,200

NRG Energy, Inc.	Call	60	30.00	1,807	03/2014	1,800

Talisman Energy, Inc.	Call	16	11.00	549	03/2014	160

Time Warner Cable, Inc.	Put	65	135.00	8,156	03/2014	4,550

Accelrys, Inc.	Call	366	12.50	3,408	04/2014	915

Apple, Inc.	Call	69	550.00	195,494	04/2014	48,300

Liberty Media Corp., Class A	Call	27	140.00	4,266	04/2014	7,493

Time Warner Cable, Inc.	Put	65	140.00	18,882	04/2014	24,375

Given Imaging Ltd.	Call	107	30.00	1,111	05/2014	—

Sirius XM Holdings, Inc.	Call	5	4.50	22	06/2014	13

Accelrys, Inc.	Call	789	12.50	7,789	07/2014	1,973

Total						420,186

Total Return Swap Contracts Outstanding at February 28, 2014

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs*	Total return on Yancoal Australian Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	June 6, 2014	AUD	6,787	70	—

Goldman Sachs*	Total return on Yancoal Australian Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	July 14, 2014	AUD	65,067	676	—

Goldman Sachs	Total return on Yancoal Australian Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	September 5, 2014	AUD	7,987	—	(392)

Goldman Sachs	Floating rate based on 1-month HKD HIBOR-HKAB less 1.00%	Total return on Yanzhou Coal Mining Co., Class H	November 22, 2014	HKD	32,530	272	—

Total						1,018	(392)

*	Contract is fair valued as determined in good faith under procedures approved by the Board of Trustees.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Total Return Swap Contracts on Futures at February 28, 2014

At February 28, 2014, cash totaling $8,080,000 was pledged as collateral to cover open total return swap contracts on futures. In addition, cash totaling $160,000 was received from broker as collateral to cover open total return swap contracts on futures.

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	EURO-BOBL	March 2014	EUR	1,748,841	9,591	—

Barclays	EURO-SCHATZ	March 2014	EUR	55,996,273	—	(38,582)

Barclays	LME PRI ALUM	March 2014	USD	(3,438,300)	28,183	—

J.P. Morgan	SWISS MKT IX	March 2014	CHF	11,122,547	157,782	—

Barclays	GAS OIL FUT (ICE)	April 2014	USD	(367,300)	2,300	—

Barclays	GASOLINE RBOB	April 2014	USD	(375,152)	—	(15,460)

Barclays	GOLD 100 OZ	April 2014	USD	(2,378,880)	—	(66,730)

Barclays	LEAN HOGS	April 2014	USD	3,376,460	219,374	—

Barclays	NY Harb ULSD	April 2014	USD	126,685	1,382	—

Barclays	PLATINUM	April 2014	USD	(3,544,660)	—	(165,381)

Barclays	WTI CRUDE	April 2014	USD	8,104,610	224,590	—

Barclays	COCOA	May 2014	USD	827,960	14,130	—

Barclays	COCOA	May 2014	GBP	2,748,206	—	(18,030)

Barclays	COFFEE	May 2014	USD	(67,613)	—	(16,406)

Barclays	COPPER	May 2014	USD	(5,418,750)	84,150	—

Barclays	CORN	May 2014	USD	(741,600)	—	(28,816)

Barclays	COTTON NO.2	May 2014	USD	392,130	—	(6,525)

Barclays	SILVER	May 2014	USD	(1,168,255)	—	(49,390)

Barclays	SOYBEAN	May 2014	USD	21,917,000	1,381,491	—

Barclays	SOYBEAN MEAL	May 2014	USD	3,707,370	204,839	—

Barclays	SOYBEAN OIL	May 2014	USD	(3,410,064)	—	(218,770)

Barclays	WHEAT	May 2014	USD	(10,539,375)	—	(693,248)

Barclays	WHEAT KCBT	May 2014	USD	(2,325,300)	—	(95,255)

Barclays	US 2YR NOTE (CBT)	June 2014	USD	53,869,375	17,584	—

Total					2,345,396	(1,412,593)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing.

(b)	This security, or a portion of this security, was pledged as collateral for securities sold short. At February 28, 2014 total securities pledged was $76,642,207.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $932,153, for long securities and $(167,267), for securities sold short, which represents 0.13% and 0.02% respectively, of net assets.

(d)	Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $362,977, representing 0.05% of net assets. Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Reader’s Digest Association, Inc. (The)
Senior Secured
02/15/17 9.500%	5/16/12	700,637

Trius Therapeutics, Inc.	08/01/13-08/08/13	24,524

(e)	Variable rate security.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $20,141,814 or 2.70% of net assets.

(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2014, the value of these securities amounted to $2,080,262, which represents 0.28% of net assets.

(i)	The rate shown is the seven-day current annualized yield at February 28, 2014.

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	167,785,255	619,798,744	(595,212,020)	192,371,979	102,458	192,371,979

(k)	This security, or a portion of this security, has been pledged as collateral in connection with forward foreign currency exchange contracts, open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Consolidated Portfolio of Investments.

(l)	At February 28, 2014, securities valued at $15,452,243 were held to cover open call options written.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	47,525,251	—	—	47,525,251

Consumer Staples	29,661,400	—	—	29,661,400

Energy	61,970,147	2,246,315	—	64,216,462

Financials	55,105,955	1,641,076	—	56,747,031

Health Care	29,943,063	5,382,260	28,177	35,353,500

Industrials	25,086,669	955,343	—	26,042,012

Information Technology	48,767,440	7,822,243	—	56,589,683

Materials	12,155,154	2,788,386	—	14,943,540

Telecommunication Services	6,361,166	304,101	—	6,665,267

Utilities	5,967,887	951,486	—	6,919,373

Common Stocks — Investments Sold Short

Consumer Discretionary	(11,147,398)	—	—	(11,147,398)

Consumer Staples	(9,362,644)	—	—	(9,362,644)

Energy	(1,027,799)	(425,976)	—	(1,453,775)

Financials	(13,042,439)	(1,690,072)	—	(14,732,511)

Health Care	(15,096,781)	—	(167,267)	(15,264,048)

Industrials	(6,490,439)	—	—	(6,490,439)

Information Technology	(14,022,056)	—	—	(14,022,056)

Materials	(1,141,978)	—	—	(1,141,978)

Telecommunication Services	(3,212,102)	—	—	(3,212,102)

Utilities	(2,000,735)	(963,380)	—	(2,964,115)

Preferred Stocks

Financials	1,908,181	—	—	1,908,181

Exchange-Traded Funds —Investments Sold Short	(10,056,972)	—	—	(10,056,972)

Exchange-Traded Notes —Investments Sold Short	(55,679)			(55,679)

Total Equity Securities	237,795,291	19,011,782	(139,090)	256,667,983

Bonds

Corporate Bonds & Notes

Media Non-Cable	—	7,497,101	334,800	7,831,901

Pharmaceuticals	—	—	58,383	58,383

All other industries	—	60,028,265	—	60,028,265

Corporate Bonds & Notes —Investements Sold Short	—	(1,496,780)	—	(1,496,780)

Convertible Bonds	—	12,468,996	—	12,468,996

Total Bonds	—	78,497,582	393,183	78,890,765

Short-Term Securities

Treasury Bills	72,765,042	—	—	72,765,042

Total Short-Term Securities	72,765,042	—	—	72,765,042

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Options Purchased Calls	76,042	—	—	76,042

Options Purchased Puts	54,878	—	—	54,878

Total Other	130,920	—	—	130,920

Mutual Funds

Money Market Funds	195,052,579	—	—	195,052,579

Total Mutual Funds	195,052,579	—	—	195,052,579

Investments in Securities	505,743,832	97,509,364	254,093	603,507,289

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	13,815,734	—	13,815,734

Futures Contracts	4,838,624	—	—	4,838,624

Swap Contracts	—	2,346,414	—	2,346,414

Liabilities

Forward Foreign Currency Exchange Contracts	—	(13,132,616)	—	(13,132,616)

Futures Contracts	(1,934,613)	—	—	(1,934,613)

Options Contracts Written	—	(420,186)	—	(420,186)

Swap Contracts	—	(1,412,985)	—	(1,412,985)

Total	508,647,843	98,705,725	254,093	607,607,661

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial assets were transferred from Level 2 to Level 3 due to unavailable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers Out		Transfers In
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
(326,430)	—	—	326,430

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Certain common stock and corporate bonds classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, closing prices of similar securities from the issuer, and quoted bids from market participants. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $469,213,898)	$502,535,807

Affiliated issuers (identified cost $192,371,979)	192,371,979

Total investments (identified cost $661,585,877)	694,907,786

Cash	113,761,301

Foreign currency (identified cost $122,723)	126,331

Cash collateral held at broker	8,080,000

Margin deposits	16,286,590

Unrealized appreciation on forward foreign currency exchange contracts	13,815,734

Unrealized appreciation on swap contracts	2,346,414

Receivable for:

Investments sold	8,291,685

Capital shares sold	2,592,752

Dividends	971,573

Interest	1,632,045

Reclaims	27,073

Variation margin	855,438

Prepaid expenses	3,047

Trustees’ deferred compensation plan	10,105

Other assets	9,525

Total assets	863,717,399

Liabilities

Securities sold short, at value (proceeds $85,124,343)	91,400,497

Option contracts written, at value (premiums received $519,001)	420,186

Unrealized depreciation on forward foreign currency exchange contracts	13,132,616

Unrealized depreciation on swap contracts	1,412,985

Payable for:

Investments purchased	8,485,517

Capital shares purchased	2,196,841

Dividends and interest on securities sold short	269,352

Collateral and deposits	160,000

Variation margin	1,058,308

Investment management fees	20,483

Distribution and/or service fees	5,094

Transfer agent fees	50,439

Administration fees	1,597

Chief compliance officer expenses	65

Other expenses	88,413

Trustees’ deferred compensation plan	10,105

Other liabilities	700

Total liabilities	118,713,198

Net assets applicable to outstanding capital stock	$745,004,201

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Represented by

Paid-in capital	$712,040,691

Excess of distributions over net investment income	(3,571,565)

Accumulated net realized gain	4,795,962

Unrealized appreciation (depreciation) on:

Investments	33,321,909

Foreign currency translations	73,985

Forward foreign currency exchange contracts	683,118

Futures contracts	2,904,011

Options contracts written	98,815

Securities sold short	(6,276,154)

Swap contracts	933,429

Total — representing net assets applicable to outstanding capital stock	$745,004,201

Class A

Net assets	$745,004,201

Shares outstanding	70,136,599

Net asset value per share	$10.62

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,056,414

Dividends — affiliated issuers	102,458

Interest	2,294,035

Foreign taxes withheld	(47,106)

Total income	5,405,801

Expenses:

Investment management fees	3,622,091

Distribution and/or service fees

Class A	899,974

Transfer agent fees

Class A	338,571

Administration fees	282,458

Compensation of board members	16,826

Custodian fees	88,234

Printing and postage fees	38,579

Registration fees	23,449

Professional fees	24,661

Dividends and interest on securities sold short	1,082,948

Chief compliance officer expenses	143

Other	9,100

Total expenses	6,427,034

Net investment loss	(1,021,233)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	17,513,810

Foreign currency translations	(163,886)

Forward foreign currency exchange contracts	1,063,937

Futures contracts	(2,483,399)

Options contracts written	717,163

Securities sold short	(6,123,349)

Swap contracts	(685,815)

Net realized gain	9,838,461

Net change in unrealized appreciation (depreciation) on:

Investments	16,700,843

Foreign currency translations	95,269

Forward foreign currency exchange contracts	1,916,335

Futures contracts	1,626,357

Options contracts written	861,595

Securities sold short	(3,997,712)

Swap contracts	(933,314)

Net change in unrealized appreciation (depreciation)	16,269,373

Net realized and unrealized gain	26,107,834

Net increase in net assets resulting from operations	$25,086,601

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

26	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations

Net investment income (loss)	$(1,021,233)	$934,120

Net realized gain	9,838,461	11,311,215

Net change in unrealized appreciation (depreciation)	16,269,373	15,260,102

Net increase in net assets resulting from operations	25,086,601	27,505,437

Distributions to shareholders

Net investment income

Class A	(9,075,353)	(3,992,195)

Net realized gains

Class A	(7,925,989)	(675,854)

Total distributions to shareholders	(17,001,342)	(4,668,049)

Increase (decrease) in net assets from capital stock activity	70,691,369	166,870,030

Total increase in net assets	78,776,628	189,707,418

Net assets at beginning of period	666,227,573	476,520,155

Net assets at end of period	$745,004,201	$666,227,573

Undistributed (excess of distributions over) net investment income	$(3,571,565)	$6,525,021

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	27

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	12,972,228	138,702,542	25,683,649	268,016,845

Distributions reinvested	1,590,350	17,000,842	460,342	4,667,867

Redemptions	(7,933,437)	(85,012,015)	(10,167,078)	(105,814,682)

Total net increase	6,629,141	70,691,369	15,976,913	166,870,030

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

28	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Consolidated Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013		2012(a)
Per share data
Net asset value, beginning of period	$10.49		$10.03		$10.00

Income from investment operations:

Net investment income (loss)	(0.02)		0.02		0.01

Net realized and unrealized gain	0.40		0.53		0.02

Total from investment operations	0.38		0.55		0.03

Less distributions to shareholders:

Net investment income	(0.13)		(0.08)		—

Net realized gains	(0.12)		(0.01)		—

Total distributions to shareholders	(0.25)		(0.09)		—

Net asset value, end of period	$10.62		$10.49		$10.03

Total return	3.61%		5.53%		0.30%

Ratios to average net assets(b)

Total gross expenses	1.79	%(c)(d)	1.70	%(c)	1.73	%(c)(d)

Total net expenses(e)	1.79	%(c)(d)	1.67	%(c)	1.63	%(c)(d)

Net investment income (loss)	(0.28	%)(d)	0.17%		0.31	%(d)

Supplemental data

Net assets, end of period (in thousands)	$745,004		$666,228		$476,520

Portfolio turnover	122%		239%		141%

Notes to Consolidated Financial Highlights

(a)	For the period from April 23, 2012 (commencement of operations) to August 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.30%, for the six months ended February 28, 2014, and 0.17% and 0.13% for the years ended August 31, 2013 and 2012, respectively.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	29

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

ASGM Offshore Fund, LTD. and ASMF Offshore Fund, LTD. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund’s investment objective and policies as stated in its prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for each Subsidiary’s day-to-day business pursuant to a separate investment management services agreement between each Subsidiary and the Investment Manager. At February 28, 2014, ASGM Offshore Fund, LTD. represented $250,000 or 0.03% of the net assets of the Fund and ASMF Offshore Fund, LTD. represented $66,005,506 or 8.9% of the net assets of the Fund.

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and Subsidiaries on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy

30	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded

Semiannual Report 2014	31

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to obtain and manage long and short exposure to foreign currencies and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not

32	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, obtain and manage long and short exposure to sovereign bonds, equity indices, and commodities and manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Fund’s exposure to equity market risk and to increase return on investments, protect gains and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods.

Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended February 28, 2014 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at August 31, 2013	13,160,791	899,526	2,230	36,066
Opened	27,750	2,472,292	11,741	557,738
Closed	13,161,519	1,269,060	895	64,030
Expired	10,230	516,121	9,535	344,942
Exercised	12,999	1,151,377	2,629	101,091

Balance at February 28, 2014	3,793	435,260	912	83,741

Semiannual Report 2014	33

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statements of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to obtain and manage long and short exposure to sovereign bonds, commodities, and the Swiss Market Index, to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, enhance returns, increase or decrease its credit exposure to a specific debt security or a basket of debt securities and as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is

34	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the paramount less an agreed-upon value of the reference obligation as of the date of the credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Cross-Currency Swap Transactions

The Fund entered into cross-currency swap transactions to gain or mitigate exposure on currency risk, to enhance returns or to hedge currency risk exposure. Cross-currency swaps are agreements between two parties that involve the exchange of one currency for another currency with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties in the currency of the principal received based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swaps may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Cross-currency swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain cross-currency swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the cross-currency swap is terminated.

The risks of cross-currency swaps include the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Total Return Swap Contracts

The Fund entered into total return swap contracts to obtain long or short exposure to the total return on a specified reference security, in return for periodic payments based on a fixed or variable interest rate and to obtain and manage long and short exposure to sovereign bonds, commodities, and equity indices the Fund utilizes swaps on futures. Total return swap contracts may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Semiannual Report 2014	35

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2014:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	13,815,734	—	13,815,734	13,132,616	—	—	683,118
Over-the-Counter Swap Contracts(c)	2,346,414	—	2,346,414	1,412,985	157,782	—	775,647
Options Purchased Calls(d)	76,042	—	76,042	—	—	—	76,042
Options Purchased Puts(d)	54,878	—	54,878	—	—	—	54,878
Total	16,293,068	—	16,293,068	14,545,601	157,782	—	1,589,685

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount($)(f)
				Financial Instruments ($)(e)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	13,132,616	—	13,132,616	13,132,616	—	—	—
Over-the-Counter Swap Contracts(c)	1,412,985	—	1,412,985	1,412,985	—	—	—
Options Contracts Written	420,186	—	420,186	—	—	—	420,186
Total	14,965,787	—	14,965,787	14,545,601	—	—	420,186

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Over-the-Counter Swap Contracts are presented at market value including periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	Purchased options are included within investments at value on the Statement of Assets and Liabilities.

(e)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(f)	Represents the net amount due to counterparties in the event of default

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the

Consolidated Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Consolidated Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

36	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

The following table is a summary of the fair value of derivative instruments at February 28, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	3,423,868	*
Equity risk	Investments at value — unaffiliated issuers (for purchased options)	130,920
Equity risk	Net assets — unrealized appreciation on swap contracts	158,800	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	13,815,734
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	38,147	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,094,079	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	27,175	*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	282,530	*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	2,160,439	*
Total		21,131,692

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	202,914	*
Equity risk	Options contracts written, at value	420,186
Equity risk	Net assets — unrealized depreciation on swap contracts	392	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	13,132,616
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	3,784	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	393,697	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	38,582	*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	1,334,218	*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	1,374,011	*
Total		16,900,400

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	87,936	(417,640)	(1,156,245)	(1,485,949)
Credit risk	—	—	—	(573,015)	(573,015)
Equity risk	—	3,271,719	614,353	278,894	4,164,966
Foreign exchange risk	1,063,937	(1,059,368)	(913,168)	496,097	(412,502)
Interest rate risk	—	(4,783,686)	—	268,454	(4,515,232)
Total	1,063,937	(2,483,399)	(716,455)	(685,815)	(2,821,732)

Semiannual Report 2014	37

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($	)	Futures Contracts ($ )	Options Contracts Written and Purchased ($	)	Swap Contracts ($ )	Total ($ )
Commodity-related investment risk	—		(1,710,159)	411,280		798,425	(500,454)
Credit risk	—		—	—		(480,827)	(480,827)
Equity risk	—		3,412,752	76,493		213,484	3,702,729
Foreign exchange risk	1,916,335		160,703	1,399,259		(1,667,152)	1,809,145
Interest rate risk	—		(236,939)	—		202,756	(34,183)
Total	1,916,335		1,626,357	1,887,032		(933,314)	4,496,410

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2014:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	2,310
Futures contracts	37,228
Options contracts	59,682
Swap contracts	8,337

Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	9,739,000

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale.

The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

The following table presents the Fund’s gross and net amount of liabilities available for offset under a netting arrangement for short sales as well as the related collateral pledged by the Fund as of February 28, 2014:

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount($)(b)
				Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Securities Borrowed	91,400,497	—	91,400,497	—	—	76,642,207	14,758,291

(a)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due to counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

38	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.02% to 0.90% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 1.01% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC, Wasatch

Semiannual Report 2014	39

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

Advisors, Inc. and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets. Prior to November 25, 2013, Eaton Vance Management, (Eaton Vance) also served as subadviser of the Fund. The Investment Manager compensated Eaton Vance through November 25, 2013 to manage a portion of the investments of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.08% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2014, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.09%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.50% of Class A shares’ average daily net assets.

40	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $661,586,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$39,734,000
Unrealized depreciation	(6,412,000)
Net unrealized appreciation	$33,322,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $599,049,289 and $576,179,557, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2014	41

Active Portfolios® Multi-Manager Alternative Strategies Fund

Notes to Consolidated Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

42	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2014	43

Active Portfolios® Multi-Manager Alternative Strategies Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

44	Semiannual Report 2014

Active Portfolios® Multi-Manager Alternative Strategies Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	45

Active Portfolios® Multi-Manager Alternative Strategies Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR100_08_D01_(04/14)

Semiannual Report February 28, 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

President’s Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season. Against this backdrop, the Federal Reserve’s (the Fed’s) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed’s decision to taper its bond-buying program gradually beginning in January 2014. As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period’s biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Active Portfolios® Multi-Manager Core Plus Bond Fund (the Fund) Class A shares returned 3.03% for the six-month period that ended February 28, 2014.

>	The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.84% during the same period.

Average Annual Total Returns (%) (for period ended February 28, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/20/12	3.03	0.07	2.69
Barclays U.S. Aggregate Bond Index		2.84	0.15	1.56

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at February 28, 2014)
Asset-Backed Securities — Agency	1.0
Asset-Backed Securities — Non-Agency	5.9
Commercial Mortgage-Backed Securities — Agency	1.8
Commercial Mortgage-Backed Securities — Non-Agency	4.7
Common Stocks	0.0	(a)
Energy	0.0	(a)
Corporate Bonds & Notes	34.6
Foreign Government Obligations	1.5
Inflation-Indexed Bonds	4.0
Money Market Funds	6.9
Municipal Bonds	1.2
Preferred Debt	0.9
Residential Mortgage-Backed Securities — Agency	18.7
Residential Mortgage-Backed Securities — Non-Agency	4.7
Senior Loans	0.7
Treasury Bills	0.6
U.S. Government & Agency Obligations	6.7
U.S. Treasury Obligations	6.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at February 28, 2014)
AAA rating	49.0
AA rating	4.2
A rating	11.2
BBB rating	22.1
BB rating	5.1
B rating	2.7
CCC rating	2.9
CC rating	1.0
C rating	0.3
D rating	0.7
Not rated	0.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Columbia Management Investment Advisers, LLC

Brian Lavin, CFA

Carl Pappo, CFA

Michael Zazzarino

Federated Investment Management Company

Jerome Conner, CFA

Donald Ellenberger

TCW Investment Management Company

Stephen Kane, CFA

Laird Landmann

Tad Rivelle

Semiannual Report 2014	3

Active Portfolios® Multi-Manager Core Plus Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.30	1,020.94	4.05	4.03	0.80

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Portfolio from the underlying funds in which the Portfolio may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

4	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 36.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	238,000	230,265

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	550,000	567,875

Bombardier, Inc.(a) Senior Notes
01/15/16	4.250%	95,000	98,800
Senior Unsecured
03/15/20	7.750%	31,000	34,643

Embraer SA Senior Unsecured
06/15/22	5.150%	1,750,000	1,809,062

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	124,000	134,230

L-3 Communications Corp.
02/15/21	4.950%	2,045,000	2,200,097

Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	965,000	986,942

Textron, Inc. Senior Unsecured
03/01/24	4.300%	690,000	700,402

TransDigm, Inc.
12/15/18	7.750%	350,000	374,937
10/15/20	5.500%	11,000	11,138
07/15/21	7.500%	326,000	359,415

Total			7,507,806

Airlines 1.0%
American Airlines Pass-Through Trust Series 2013-2 Class A(a)
07/15/24	4.950%	7,278,003	7,823,853

Continental Airlines Pass-Through Trust Pass-Through Certificates Series 1997-4 Class A
01/02/18	6.900%	693,360	751,394
Series 1999-1 Class A
08/02/20	6.545%	2,151,313	2,350,310
Series 2007-1 Class A
10/19/23	5.983%	5,383,382	6,096,680

Delta Air Lines Pass-Through Trust Pass-Through Certificates
01/02/23	6.718%	3,549,242	4,055,009

JetBlue Airways Pass-Through Trust Pass-Through Certificates Series 2004-2 Class G-2(b)
05/15/18	0.686%	5,910,000	5,703,150

Southwest Airlines Co. Senior Unsecured
03/01/17	5.125%	5,000,000	5,485,360

U.S. Airways Pass-Through Trust Pass-Through Certificates
12/03/26	4.625%	4,409,813	4,630,304

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-1 Class A
04/01/26	5.900%	3,841,859	4,302,882

Total			41,198,942

Automotive 1.8%
Affinia Group, Inc.
05/01/21	7.750%	325,000	351,000

Allison Transmission, Inc.(a)
05/15/19	7.125%	341,000	368,280

American Axle & Manufacturing, Inc.
02/15/19	5.125%	164,000	170,970
11/15/19	7.750%	350,000	403,375
03/15/21	6.250%	131,000	140,170
10/15/22	6.625%	325,000	353,438

American Honda Finance Corp. Senior Unsecured(a)
10/01/18	7.625%	2,250,000	2,787,910

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	167,000	183,700

Chrysler Group LLC/Co-Issuer, Inc.(a) Secured
06/15/19	8.000%	1,470,000	1,618,837

Daimler Finance North America LLC(a)
01/11/17	2.950%	8,000,000	8,396,600
01/11/18	1.875%	2,000,000	2,010,618

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	104,000	113,620

Exide Technologies Senior Secured(c)
02/01/18	8.625%	150,000	121,875

Ford Motor Co. Senior Unsecured
08/01/18	6.500%	1,975,000	2,301,519
02/01/29	6.375%	1,845,000	2,084,247
07/16/31	7.450%	1,412,000	1,814,780
01/15/43	4.750%	5,000,000	4,834,650
11/01/46	7.400%	1,215,000	1,550,653

Ford Motor Credit Co. LLC Senior Unsecured
05/09/16	1.700%	2,500,000	2,534,595
06/15/16	3.984%	5,218,000	5,545,148
01/17/17	1.500%	5,359,000	5,365,522
06/12/17	3.000%	1,600,000	1,666,070
01/15/20	8.125%	940,000	1,190,653
09/20/22	4.250%	1,100,000	1,136,606

General Motors Co.(a) Senior Unsecured
10/02/18	3.500%	8,400,000	8,694,000
10/02/23	4.875%	113,000	118,368

Harley-Davidson Financial Services, Inc.(a)
03/15/17	2.700%	1,380,000	1,432,341

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Capital America Senior Unsecured(a)
08/09/18	2.875%	1,250,000	1,280,525

Hyundai Capital Services, Inc. Senior Unsecured
09/13/17	3.500%	200,000	209,730

Hyundai Capital Services, Inc.(a) Senior Unsecured
07/27/16	4.375%	2,000,000	2,139,340

IDQ Holdings, Inc. Senior Secured(a)
04/01/17	11.500%	250,000	258,125

International Automotive Components Group SA Secured(a)
06/01/18	9.125%	250,000	262,500

JB Poindexter & Co., Inc. Senior Unsecured(a)
04/01/22	9.000%	250,000	267,500

Jaguar Land Rover Automotive PLC(a)
05/15/21	8.125%	375,000	424,687
02/01/23	5.625%	42,000	43,890

Lear Corp.(a)
01/15/23	4.750%	500,000	485,000

Metalsa SA de CV(a)
04/24/23	4.900%	150,000	137,625

Nissan Motor Acceptance Corp. Senior Unsecured(a)
09/12/17	1.950%	2,500,000	2,525,042

RCI Banque SA(a) Senior Unsecured
04/12/16	4.600%	1,120,000	1,190,056
04/03/18	3.500%	4,000,000	4,145,720

Schaeffler Finance BV Senior Secured(a)
02/15/19	8.500%	583,000	651,502

Schaeffler Holding Finance BV Senior Secured PIK(a)
08/15/18	6.875%	400,000	426,720

Stackpole International Intermediate Co. Senior Secured(a)
10/15/21	7.750%	275,000	292,875

Tenedora Nemak SA de CV Senior Unsecured(a)
02/28/23	5.500%	200,000	199,000

Titan International, Inc. Senior Secured(a)
10/01/20	6.875%	125,000	132,188

UCI International, Inc.
02/15/19	8.625%	625,000	601,562

Visteon Corp.
04/15/19	6.750%	187,000	197,051

Total			73,160,183

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 7.9%
ADIB Capital Invest 1 Ltd.(b)
12/31/49	6.375%	200,000	204,000

Abbey National Treasury Services PLC Bank Guaranteed(a)
11/10/14	3.875%	2,375,000	2,429,756

Ally Financial, Inc.
01/30/17	2.750%	425,000	430,844
02/15/17	5.500%	225,000	245,813
12/01/17	6.250%	325,000	365,625
09/10/18	4.750%	575,000	612,375
03/15/20	8.000%	313,000	387,338

BB&T Corp. Senior Unsecured
02/01/19	2.250%	1,600,000	1,610,837

BNP Paribas SA(a)(b)
06/29/49	5.186%	3,760,000	3,863,400

Banco Bradesco SA Subordinated Notes
01/16/21	5.900%	100,000	103,500

Bank of America Corp. Senior Unsecured
09/01/15	3.700%	5,640,000	5,877,709
01/11/18	2.000%	4,000,000	4,020,432
01/24/22	5.700%	4,800,000	5,547,067
01/11/23	3.300%	6,732,000	6,549,940
Subordinated Notes
05/02/17	5.700%	2,120,000	2,377,279

Bank of America NA Subordinated Notes(b)
06/15/16	0.523%	1,760,000	1,744,545

Bank of Montreal Senior Unsecured
04/09/18	1.450%	750,000	741,389
01/25/19	2.375%	12,473,000	12,671,233

Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	800,000	924,317

Bank of New York Mellon Corp. (The)(b)
12/29/49	4.500%	5,122,000	4,661,020

Barclays Bank PLC Subordinated Notes
11/21/22	7.625%	1,705,000	1,884,025

Barclays Bank PLC(a)(b)
09/29/49	7.434%	6,457,000	7,167,270

Barclays Bank PLC(b)
12/15/49	6.278%	2,340,000	2,287,350

Capital One Financial Corp. Senior Unsecured
11/21/18	2.150%	1,150,000	1,150,841

Citigroup, Inc. Senior Unsecured
11/15/16	1.300%	750,000	751,873
01/10/17	4.450%	1,000,000	1,086,704

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/17	6.000%	4,000,000	4,575,072
05/15/18	6.125%	1,250,000	1,448,136
09/26/18	2.500%	5,250,000	5,308,049
08/09/20	5.375%	10,000,000	11,340,290
Subordinated Notes
09/13/25	5.500%	2,315,000	2,495,387
08/25/36	6.125%	2,450,000	2,701,105

Citigroup, Inc.(b)
04/29/49	5.350%	7,009,000	6,570,937
Senior Unsecured
07/25/16	1.199%	3,000,000	3,033,462
05/15/18	1.936%	2,275,000	2,356,104

Commonwealth Bank of Australia Senior Unsecured(a)
10/15/14	3.750%	1,000,000	1,021,188

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
01/14/19	2.250%	1,230,000	1,237,761

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)(b)
12/31/49	11.000%	1,535,000	2,026,200

Credit Agricole SA(a)(b)
12/31/49	8.375%	1,763,000	1,992,190

Credit Suisse(b)
08/24/15	0.556%	8,000,000	7,997,552

Discover Bank Senior Unsecured
02/21/18	2.000%	680,000	679,183

Fifth Third Bancorp Senior Unsecured
03/01/19	2.300%	310,000	310,407

Goldman Sachs Group, Inc. (The) Senior Unsecured
05/03/15	3.300%	1,670,000	1,719,417
01/18/18	5.950%	4,000,000	4,569,080
04/01/18	6.150%	4,810,000	5,543,732
07/19/18	2.900%	2,200,000	2,257,965
01/24/22	5.750%	2,500,000	2,854,992

Goldman Sachs Group, Inc. (The)(b) Senior Unsecured
11/29/23	1.833%	1,175,000	1,199,646

Grupo Aval Ltd.
02/01/17	5.250%	200,000	211,000

HBOS PLC(a) Subordinated Notes
05/21/18	6.750%	10,160,000	11,573,388
11/01/33	6.000%	5,600,000	5,675,656

HSBC USA, Inc. Senior Unsecured
01/16/18	1.625%	6,000,000	5,985,066

ICICI Bank Ltd. Senior Unsecured
11/25/16	4.750%	200,000	209,688
11/16/20	5.750%	200,000	211,441

JPMorgan Chase & Co. Senior Unsecured
01/15/18	6.000%	1,400,000	1,618,813

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/23/19	6.300%	5,000,000	5,938,565
10/15/20	4.250%	2,000,000	2,152,384
01/24/22	4.500%	1,000,000	1,081,244
09/23/22	3.250%	2,235,000	2,198,849
Subordinated Notes
05/01/23	3.375%	1,000,000	953,916

JPMorgan Chase & Co.(b)
12/29/49	5.150%	6,427,000	6,073,515

JPMorgan Chase Bank NA Subordinated Notes
10/01/17	6.000%	2,605,000	2,995,925

JPMorgan Chase Bank NA(b) Subordinated Notes
06/13/16	0.574%	1,500,000	1,491,917

JPMorgan Chase Capital XXI(b)
02/02/37	1.188%	31,360,000	23,520,000

JPMorgan Chase Capital XXIII(b)
05/15/47	1.236%	7,160,000	5,316,300

Lloyds Banking Group PLC(a)(b)
11/29/49	6.267%	1,031,000	1,015,535
12/31/49	6.413%	2,837,000	2,783,806
12/31/49	6.657%	5,248,000	5,195,520

M&T Bank Corp.(a)
12/31/49	6.875%	6,564,000	6,542,779

Macquarie Bank Ltd. Subordinated Notes(a)
04/07/21	6.625%	1,860,000	2,113,224

Manufacturers and Traders Trust Co. Senior Unsecured(b)
01/30/17	0.611%	700,000	700,102

Mellon Capital IV(b)
06/29/49	4.000%	250,000	208,750

Morgan Stanley Senior Unsecured
03/22/17	4.750%	4,000,000	4,388,820
08/28/17	6.250%	1,600,000	1,845,264
07/24/42	6.375%	6,300,000	7,753,643

National Australia Bank Ltd. Senior Unsecured
08/07/15	1.600%	1,250,000	1,270,259
03/09/17	2.750%	2,500,000	2,621,402

Natixis(a)(b)
12/31/49	10.000%	1,805,000	2,102,825

Northern Trust Corp. Senior Unsecured
05/01/14	4.625%	1,000,000	1,006,851

PNC Financial Services Group, Inc. (The)(b)
05/29/49	4.454%	4,809,000	4,813,809
12/31/49	4.850%	5,063,000	4,607,330

RBS Citizens Financial Group, Inc. Subordinated Notes(a)
09/28/22	4.150%	2,000,000	1,991,386

Rabobank Capital Funding Trust III(a)(b)
12/31/49	5.254%	1,765,000	1,857,663

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	7,000,000	7,162,232

Royal Bank of Scotland PLC (The) Subordinated Notes(b)
03/16/22	9.500%	2,115,000	2,489,567

Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	6,254,000	6,522,634

State Street Capital Trust IV(b)
06/01/67	1.243%	2,577,000	1,997,175

State Street Corp.
03/15/18	4.956%	6,115,000	6,731,355

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	131,000	148,685

Turkiye Garanti Bankasi AS Senior Unsecured(a)
09/13/22	5.250%	200,000	190,250

Turkiye Is Bankasi Senior Unsecured(a)
04/21/19	5.500%	200,000	199,035

Turkiye Vakiflar Bankasi Tao Senior Unsecured(a)
10/31/18	5.000%	200,000	195,235

U.S. Bancorp Subordinated Notes
07/15/22	2.950%	1,905,000	1,833,580

UBS Preferred Funding Trust V(b)
05/29/49	6.243%	1,495,000	1,592,175

Union Bank NA Senior Unsecured
09/26/18	2.625%	1,925,000	1,981,118

Vesey Street Investment Trust 1(b)
09/01/16	4.404%	480,000	515,989

Wachovia Capital Trust III(b)
03/29/49	5.570%	9,853,000	9,532,777

Wells Fargo Capital X
12/15/36	5.950%	1,730,000	1,739,174

Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	1,200,000	1,347,798

Total			317,139,751

Brokerage 0.4%
Cantor Fitzgerald LP(a)
10/15/19	7.875%	1,600,000	1,680,000

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	186,000	201,810

Janus Capital Group, Inc. Senior Unsecured
06/15/17	6.700%	1,000,000	1,139,953

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies Group LLC Senior Unsecured
07/15/19	8.500%	2,800,000	3,458,000
01/20/23	5.125%	1,000,000	1,067,123
01/20/43	6.500%	600,000	629,281

Legg Mason, Inc. Senior Unsecured
05/21/19	5.500%	580,000	647,565

Neuberger Berman Group LLC/Finance Corp. Senior Unsecured(a)
03/15/22	5.875%	300,000	314,250

Nuveen Investments, Inc. Senior Unsecured(a)
10/15/20	9.500%	655,000	699,212

Raymond James Financial, Inc. Senior Unsecured
04/15/16	4.250%	3,345,000	3,560,963

TD Ameritrade Holding Corp.
12/01/14	4.150%	1,000,000	1,027,574

Total			14,425,731

Building Materials 0.2%
Allegion US Holding Co., Inc.(a)
10/01/21	5.750%	213,000	222,319

American Builders & Contractors Supply Co., Inc. Senior Unsecured(a)
04/15/21	5.625%	320,000	325,600

Building Materials Corp. of America(a)
03/15/20	7.500%	300,000	324,750

CPG Merger Sub LLC(a)
10/01/21	8.000%	250,000	267,500

Cemex Espana SA Senior Secured(a)
04/30/19	9.875%	1,000,000	1,145,000

Cemex SAB de CV Senior Secured(b)
09/30/15	5.247%	150,000	155,025

Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	59,080

HD Supply, Inc.
07/15/20	7.500%	85,000	93,075
Secured
04/15/20	11.000%	105,000	128,362

Masco Corp. Senior Unsecured
04/15/18	6.625%	600,000	672,000
03/15/22	5.950%	3,000,000	3,240,000

Masonite International Corp.(a)
04/15/21	8.250%	300,000	330,000

Nortek, Inc.
12/01/18	10.000%	32,000	35,280
04/15/21	8.500%	816,000	913,920

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Odebrecht Finance Ltd.(a)
06/26/22	5.125%	300,000	299,250
12/31/49	7.500%	100,000	100,000

Ply Gem Industries, Inc.(a)
02/01/22	6.500%	236,000	238,360

RSI Home Products, Inc. Secured(a)
03/01/18	6.875%	350,000	370,125

Roofing Supply Group LLC/Finance, Inc.(a)
06/01/20	10.000%	250,000	278,750

USG Corp.(a)
11/01/21	5.875%	83,000	88,395

Total			9,286,791

Chemicals 0.3%
Ashland, Inc.
08/15/22	4.750%	300,000	300,750
Senior Unsecured
04/15/18	3.875%	50,000	51,750

Axalta Coating Systems U.S. Holdings, Inc/Dutch Holding B BV(a)
05/01/21	7.375%	557,000	602,256

Axiell Corp.(a)
05/15/23	4.875%	50,000	49,375

Celanese U.S. Holdings LLC
06/15/21	5.875%	116,000	124,990

Dow Chemical Co. (The) Senior Unsecured
05/15/19	8.550%	500,000	646,706

Eagle Spinco, Inc.(a)
02/15/21	4.625%	225,000	223,875

Hexion U.S. Finance Corp./Nova Scotia ULC Secured
11/15/20	9.000%	200,000	205,500
Senior Secured
02/01/18	8.875%	575,000	599,437

Huntsman International LLC
11/15/20	4.875%	90,000	91,688

INEOS Group Holdings SA(a)
02/15/19	5.875%	115,000	118,450

Incitec Pivot Finance LLC(a)
12/10/19	6.000%	1,000,000	1,113,310

JM Huber Corp. Senior Notes(a)
11/01/19	9.875%	213,000	246,015

Lubrizol Corp.
02/01/19	8.875%	1,166,000	1,523,367

LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	2,130,000	2,389,208
11/15/21	6.000%	3,725,000	4,389,432

Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	186,000	199,020
10/15/20	10.000%	29,000	30,958

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NOVA Chemicals Corp. Senior Unsecured(a)
08/01/23	5.250%	72,000	76,680

Omnova Solutions, Inc.
11/01/18	7.875%	100,000	107,250

PQ Corp. Secured(a)
05/01/18	8.750%	276,000	304,290

Total			13,394,307

Construction Machinery 0.1%
Ashtead Capital, Inc. Secured(a)
07/15/22	6.500%	53,000	57,373

CNH Capital LLC
04/15/18	3.625%	104,000	105,560

Case New Holland Industrial, Inc.
12/01/17	7.875%	205,000	240,106

Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	1,675,000	1,599,771

Columbus McKinnon Corp.
02/01/19	7.875%	113,000	122,040

Jurassic Holdings III, Inc. Secured(a)
02/15/21	6.875%	50,000	51,500

Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	263,000	276,150

United Rentals North America, Inc.
12/15/19	9.250%	187,000	205,700
09/15/20	8.375%	525,000	588,000
04/15/22	7.625%	103,000	117,034
Secured
07/15/18	5.750%	139,000	149,077

Total			3,512,311

Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured(a)
10/15/21	6.250%	84,000	88,410

APX Group, Inc. Senior Secured
12/01/19	6.375%	188,000	193,875

APX Group, Inc.(a)
12/01/20	8.750%	88,000	91,520

Expedia, Inc.
08/15/20	5.950%	1,380,000	1,541,330

Garda World Security Corp.(a)
11/15/21	7.250%	250,000	259,375

MasTec, Inc.
03/15/23	4.875%	75,000	72,750

Monitronics International, Inc.
04/01/20	9.125%	313,000	334,910

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Corp., International Senior Unsecured(a)
01/15/22	5.375%	60,000	61,050

ServiceMaster Co. (The)
02/15/20	8.000%	775,000	827,313

ServiceMaster Co.
08/15/20	7.000%	200,000	208,000

Total			3,678,533

Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured(a)
11/01/17	7.750%	63,000	65,126

FGI Operating Co. LLC/Finance, Inc. Secured
05/01/20	7.875%	250,000	267,500

First Quality Finance Co., Inc. Senior Unsecured(a)
05/15/21	4.625%	175,000	171,500

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	507,000	548,828

Party City Holdings, Inc.
08/01/20	8.875%	400,000	446,000

Prestige Brands, Inc. Senior Unsecured(a)
12/15/21	5.375%	300,000	304,500

Serta Simmons Holdings LLC Senior Unsecured(a)
10/01/20	8.125%	701,000	767,595

Spectrum Brands, Inc.
03/15/20	6.750%	504,000	546,840
11/15/20	6.375%	92,000	99,820
11/15/22	6.625%	250,000	272,500

Springs Window Fashions LLC Senior Secured(a)
06/01/21	6.250%	407,000	417,175

Tempur Sealy International, Inc.
12/15/20	6.875%	46,000	50,370

Visant Corp.
10/01/17	10.000%	150,000	145,125

Total			4,102,879

Diversified Manufacturing 0.2%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	614,024

Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	29,000	30,233

Apex Tool Group LLC(a)
02/01/21	7.000%	200,000	199,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dynacast International LLC/Finance, Inc. Secured
07/15/19	9.250%	225,000	250,312

Gardner Denver, Inc. Senior Unsecured(a)
08/15/21	6.875%	517,000	528,632

General Electric Co. Senior Unsecured
10/09/22	2.700%	2,245,000	2,171,050
10/09/42	4.125%	2,189,000	2,120,449

Hamilton Sundstrand Corp. Senior Unsecured(a)
12/15/20	7.750%	643,000	688,010

Hutchison Whampoa International Ltd.(b)
12/31/49	6.000%	100,000	106,750

Mcron Finance Sub LLC/Corp. Senior Secured(a)
05/15/19	8.375%	325,000	361,969

Metalloinvest Finance Ltd.(a)
04/17/20	5.625%	1,500,000	1,451,250

Waterjet Holdings, Inc. Senior Secured(a)
02/01/20	7.625%	50,000	52,875

Total			8,574,554

Electric 2.2%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	3,012,000	3,487,264
01/15/42	4.100%	1,209,000	1,155,428

American Electric Power Co., Inc. Senior Unsecured
12/15/22	2.950%	750,000	718,479

American Transmission Systems, Inc. Senior Unsecured(a)
01/15/22	5.250%	2,200,000	2,382,261

Appalachian Power Co. Senior Unsecured
01/15/20	7.950%	1,000,000	1,280,807

CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	4,178,000	4,675,856

Calpine Corp.(a) Senior Secured
02/15/21	7.500%	81,000	89,505
01/15/22	6.000%	104,000	110,240

Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	1,125,000	1,354,929

Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/18	5.850%	3,000,000	3,481,167

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DPL, Inc. Senior Unsecured
10/15/21	7.250%	4,110,000	4,104,863

Dominion Resources, Inc. Senior Unsecured
01/15/19	8.875%	800,000	1,023,101

Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	2,148,000	2,053,941

Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	875,000	904,612

Duquesne Light Holdings, Inc. Senior Unsecured(a)
09/15/20	6.400%	3,000,000	3,505,347

Enel Finance International NV(a)
10/07/14	3.875%	630,000	640,439

Energy Future Intermediate Holding Co. LLC /Finance, Inc. Senior Secured(a)
08/15/17	6.875%	200,000	205,250

Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	300,000	312,000

Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	1,930,568

Exelon Generation Co. LLC Senior Unsecured
10/01/41	5.750%	2,000,000	2,059,918

FirstEnergy Corp. Senior Unsecured
03/15/18	2.750%	3,825,000	3,855,313
03/15/23	4.250%	1,840,000	1,804,808
11/15/31	7.375%	3,220,000	3,707,279

FirstEnergy Solutions Corp.
08/15/21	6.050%	250,000	275,769

Georgia Power Co. Senior Unsecured
09/01/40	4.750%	436,000	450,947

Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	3,130,000	3,317,800

Jersey Central Power & Light Co. Senior Unsecured(a)
04/01/24	4.700%	500,000	520,335

NRG Energy, Inc.
03/15/23	6.625%	150,000	158,250

NRG Energy, Inc.(a)
07/15/22	6.250%	241,000	250,339

National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,403,298

Nevada Power Co.
05/15/18	6.500%	2,486,000	2,945,786
08/01/18	6.500%	2,305,000	2,746,364
05/15/41	5.450%	2,835,000	3,291,435

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	2,915,634

Niagara Mohawk Power Corp. Senior Unsecured(a)
08/15/19	4.881%	910,000	1,017,590

Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	5,592,000	6,067,801

PPL Capital Funding, Inc.
06/01/18	1.900%	1,675,000	1,665,392
06/15/22	4.200%	2,248,000	2,317,681
06/01/23	3.400%	3,447,000	3,321,998

PSEG Power LLC
11/15/18	2.450%	840,000	846,994

Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	2,806,000	2,737,666
01/15/40	5.400%	420,000	463,277

Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	435,000	446,134

Tucson Electric Power Co. Senior Unsecured
03/15/23	3.850%	3,100,000	3,074,279

UIL Holdings Corp. Senior Unsecured
10/01/20	4.625%	300,000	315,307

Virginia Electric and Power Co. Senior Unsecured
06/30/19	5.000%	1,280,000	1,459,526

Total			88,852,977

Entertainment 0.2%
AMC Entertainment, Inc.
12/01/20	9.750%	23,000	26,536

Activision Blizzard, Inc.(a)
09/15/21	5.625%	370,000	397,750
09/15/23	6.125%	147,000	159,495

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	452,000	459,345

Cinemark USA, Inc.
12/15/22	5.125%	82,000	82,410

Regal Entertainment Group Senior Unsecured(d)
03/15/22	5.750%	180,000	184,050

Six Flags Entertainment Corp.(a)
01/15/21	5.250%	400,000	405,000

Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,660,044

Viacom, Inc. Senior Unsecured
04/01/17	3.500%	1,500,000	1,598,321
09/01/23	4.250%	500,000	516,224

Total			6,489,175

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.7%
ARAMARK Corp.(a)
03/15/20	5.750%	831,000	876,705

B&G Foods, Inc.
06/01/21	4.625%	125,000	124,531

BRF — Brasil Foods SA Senior Unsecured(a)
05/22/23	3.950%	200,000	173,500

Big Heart Pet Brands
02/15/19	7.625%	571,000	594,554

Campbell Soup Co. Senior Unsecured
08/02/22	2.500%	1,651,000	1,496,602
08/02/42	3.800%	2,024,000	1,663,849

Coca-Cola Co. (The) Senior Unsecured
11/01/23	3.200%	2,825,000	2,783,306

Coca-Cola Femsa SAB de CV
11/26/18	2.375%	1,000,000	1,006,827

ConAgra Foods, Inc. Senior Unsecured
01/25/18	1.900%	1,397,000	1,394,821
01/25/23	3.200%	2,255,000	2,143,838
10/01/28	7.000%	1,895,000	2,303,687
08/15/39	6.625%	1,000,000	1,210,013

Constellation Brands, Inc. Senior Unsecured
05/01/23	4.250%	225,000	220,500

Corporacion Lindley SA Senior Unsecured(a)
04/12/23	4.625%	150,000	141,187

Darling International, Inc.(a)
01/15/22	5.375%	235,000	241,169

Diamond Foods, Inc.(a)
03/15/19	7.000%	30,000	30,938

Fomento Economico Mexicano SAB de CV Senior Unsecured
05/10/43	4.375%	200,000	173,251

Gruma SAB de CV Senior Unsecured
12/31/49	7.750%	40,000	40,100

Grupo Bimbo SAB de CV(a)
01/25/22	4.500%	1,940,000	1,965,635

HJ Heinz Co. Secured(a)
10/15/20	4.250%	775,000	773,062

Heineken NV Senior Unsecured(a)
10/01/42	4.000%	690,000	615,810

JBS Investments GmbH(a)
10/28/20	7.750%	200,000	207,000

Michael Foods Group, Inc.
07/15/18	9.750%	300,000	322,875

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Michael Foods Holding, Inc. Senior Unsecured(a)
07/15/18	8.500%	675,000	707,906

PepsiCo, Inc. Senior Unsecured
03/01/24	3.600%	2,000,000	2,004,926

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	637,000	621,075

Shearer’s Foods, Inc. LLC Senior Secured(a)
11/01/19	9.000%	225,000	247,500

Smithfield Foods, Inc. Senior Unsecured
08/15/22	6.625%	150,000	162,000

Smithfield Foods, Inc.(a) Senior Unsecured
08/01/18	5.250%	50,000	52,437
08/01/21	5.875%	425,000	437,750

TreeHouse Foods, Inc.(d)
03/15/22	4.875%	79,000	80,382

Tyson Foods, Inc.
06/15/22	4.500%	2,000,000	2,076,402

U.S Foods, Inc.
06/30/19	8.500%	775,000	839,906

Wm. Wrigley Jr., Co.(a) Senior Unsecured
10/21/16	1.400%	980,000	986,184
10/21/18	2.400%	655,000	661,437

Total			29,381,665

Foreign Agencies 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/28	5.333%	1,000,000	951,919

CNOOC Finance Ltd.
05/09/23	3.000%	200,000	181,156

Dubai Electricity & Water Authority Senior Unsecured(a)
10/21/20	7.375%	350,000	420,875

Hrvatska Elektroprivreda Senior Unsecured(a)
11/09/17	6.000%	1,500,000	1,554,663

KazAgro National Management Holding JSC Senior Unsecured(a)
05/24/23	4.625%	200,000	180,618

Petroleos Mexicanos U.S. Government Guaranteed
12/20/22	1.700%	922,500	909,750

Total			4,198,981

Gaming 0.1%
Affinity Gaming LLC/Finance Corp.
05/15/18	9.000%	225,000	240,750

Boyd Gaming Corp.
07/01/20	9.000%	22,000	24,090

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	114,000	109,440
02/15/20	9.000%	155,000	150,737

Chester Downs & Marina LLC/Finance Corp. Senior Secured(a)
02/01/20	9.250%	275,000	269,500

Churchill Downs, Inc.(a)
12/15/21	5.375%	100,000	102,250

GLP Capital LP/Financing II Inc.(a)
11/01/20	4.875%	225,000	232,875
11/01/23	5.375%	125,000	129,063

MGM Resorts International
03/01/18	11.375%	151,000	195,922
02/01/19	8.625%	775,000	926,125
10/01/20	6.750%	31,000	34,255

Mohegan Tribal Gaming Authority(a)
09/01/21	9.750%	400,000	439,000

PNK Finance Corp.(a)
08/01/21	6.375%	580,000	606,100

Penn National Gaming, Inc. Senior Unsecured(a)
11/01/21	5.875%	313,000	304,392

Pinnacle Entertainment, Inc.
04/15/21	7.500%	125,000	135,938
04/01/22	7.750%	175,000	190,750

Rivers Pittsburgh Borrower LP/Finance Corp. Senior Secured(a)
06/15/19	9.500%	327,000	357,247

Seminole Tribe of Florida, Inc. Senior Secured(a)
10/01/20	6.535%	165,000	181,500

Seneca Gaming Corp.(a)
12/01/18	8.250%	130,000	139,750

Station Casinos LLC
03/01/21	7.500%	400,000	429,000

Studio City Finance Ltd.(a)
12/01/20	8.500%	80,000	89,600

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	99,000	86,378

Total			5,374,662

Gas Distributors 0.1%
National Fuel Gas Co. Senior Unsecured
03/01/23	3.750%	730,000	713,091

Sempra Energy Senior Unsecured
06/01/16	6.500%	1,275,000	1,429,687
02/15/19	9.800%	1,000,000	1,335,225
12/01/23	4.050%	1,066,000	1,090,948

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Suburban Propane Partners LP/Energy Finance Corp. Senior Unsecured
08/01/21	7.375%	386,000	424,600

Total			4,993,551

Gas Pipelines 1.9%
Access Midstream Partners LP/Finance Corp.
07/15/22	6.125%	325,000	352,625
05/15/23	4.875%	366,000	373,320

Crestwood Midstream Partners LP/Corp.(a)
03/01/22	6.125%	154,000	160,930

Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	125,000	131,562

DCP Midstream LLC(a)(b)
05/21/43	5.850%	3,160,000	2,962,500

El Paso LLC Senior Secured
09/15/20	6.500%	825,000	902,046

El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,040,000	3,233,335

Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	425,000	485,562
01/15/24	5.875%	50,000	50,875

Energy Transfer Partners LP Senior Unsecured
02/01/24	4.900%	4,950,000	5,139,036

Enterprise Products Operating LLC
03/15/23	3.350%	2,115,000	2,063,360
02/01/41	5.950%	1,798,000	2,038,477
02/15/42	5.700%	980,000	1,081,626

Florida Gas Transmission Co. LLC Senior Unsecured(a)
07/15/22	3.875%	2,250,000	2,268,323

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	393,000	424,440

Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	325,000	342,875

Kinder Morgan Energy Partners LP Senior Unsecured
03/01/21	3.500%	3,845,000	3,858,950
09/01/22	3.950%	7,750,000	7,749,922
01/15/38	6.950%	1,085,000	1,283,417
09/01/39	6.500%	1,292,000	1,455,196

Kinder Morgan, Inc. Senior Secured(a)
11/15/23	5.625%	50,000	50,261

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	317,000	343,549
02/15/23	5.500%	164,000	169,740
07/15/23	4.500%	46,000	44,563

NiSource Finance Corp.
02/15/23	3.850%	1,750,000	1,742,097
12/15/40	6.250%	1,685,000	1,929,253

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	59,000	63,720
04/15/23	5.500%	196,000	197,960
11/01/23	4.500%	434,000	405,790

Ruby Pipeline LLC Senior Unsecured(a)
04/01/22	6.000%	4,000,000	4,299,604

Sabine Pass Liquefaction LLC(a) Senior Secured
02/01/21	5.875%	700,000	717,500
03/15/22	6.250%	23,000	23,690

Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	2,350,000	2,489,743

Southern Natural Gas Co. LLC Senior Unsecured
02/15/31	7.350%	2,910,000	3,595,192
03/01/32	8.000%	1,290,000	1,720,335

Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	1,870,858

Tennessee Gas Pipeline Co. LLC Senior Unsecured
06/15/32	8.375%	3,465,000	4,659,288
04/01/37	7.625%	550,000	720,265

Tesoro Logistics LP/ Finance Corp.
10/15/21	6.125%	300,000	313,500

Tesoro Logistics LP/Finance Corp.(a)
10/01/20	5.875%	125,000	130,625

Texas Eastern Transmission LP Senior Unsecured(a)
10/15/22	2.800%	3,350,000	3,103,495

TransCanada PipeLines Ltd.(b)
05/15/67	6.350%	5,376,000	5,565,773

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	2,095,000	1,955,261

Williams Companies, Inc. (The) Senior Unsecured
01/15/31	7.500%	850,000	919,193

Williams Partners LP Senior Unsecured
11/15/20	4.125%	1,000,000	1,046,602
04/15/40	6.300%	1,145,000	1,285,417

Total			75,721,651

Health Care 0.9%
Biomet, Inc.
08/01/20	6.500%	216,000	233,010
10/01/20	6.500%	798,000	850,867

CHS/Community Health Systems, Inc.
11/15/19	8.000%	121,000	134,431
Senior Secured
08/15/18	5.125%	128,000	135,520

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
02/01/22	6.875%	447,000	475,496
Senior Secured
08/01/21	5.125%	131,000	135,585

ConvaTec Finance International SA Senior Unsecured PIK(a)
01/15/19	8.250%	75,000	77,250

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	148,000	164,650

DJO Finance LLC/Corp.
04/15/18	7.750%	600,000	631,500

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	477,000	504,427

Emdeon, Inc.
12/31/19	11.000%	463,000	534,765

Envision Healthcare Corp.
06/01/19	8.125%	406,000	435,942

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	87,000	93,743

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	115,000	129,375

HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	650,000	720,281

HCA, Inc.
02/15/22	7.500%	673,000	780,680
05/01/23	5.875%	53,000	56,048
Senior Secured
02/15/20	6.500%	148,000	167,055
02/15/20	7.875%	224,000	239,680
09/15/20	7.250%	3,712,000	4,036,800
03/15/22	5.875%	1,000,000	1,092,500

Healthcare Technology Intermediate, Inc. Senior Unsecured PIK(a)
09/01/18	7.375%	575,000	595,125

Hologic, Inc.
08/01/20	6.250%	250,000	265,625

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	500,000	535,000

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	126,000	134,820

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	64,000	74,240

Laboratory Corp. of America Holdings Senior Unsecured
08/23/22	3.750%	1,000,000	992,103

LifePoint Hospitals, Inc.(a)
12/01/21	5.500%	389,000	406,505

MPH Intermediate Holding Co. 2 Senior Unsecured PIK(a)
08/01/18	8.375%	592,000	617,160

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McKesson Corp. Senior Unsecured
12/15/22	2.700%	3,720,000	3,488,553

Multiplan, Inc.(a)
09/01/18	9.875%	637,000	695,922

NYU Hospitals Center Secured
07/01/42	4.428%	4,000,000	3,579,200

North Shore-Long Island Jewish Health Care, Inc. Secured
11/01/42	4.800%	4,400,000	3,994,036

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	87,000	97,440

STHI Holding Corp. Secured(a)
03/15/18	8.000%	203,000	215,688

St. Barnabas Corp. Secured
07/01/28	4.000%	4,000,000	3,586,538

Stryker Corp. Senior Unsecured
04/01/18	1.300%	800,000	789,274

Sutter Health
08/15/53	2.286%	2,300,000	2,309,388

Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	4,000	4,100
04/01/21	4.500%	765,000	763,087
Senior Unsecured
04/01/22	8.125%	652,000	730,240

Tenet Healthcare Corp.(a) Senior Secured
10/01/20	6.000%	77,000	83,353

Truven Health Analytics, Inc.
06/01/20	10.625%	300,000	339,750

United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	422,738

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	275,000	295,625

VWR Funding, Inc.
09/15/17	7.250%	625,000	670,312

Total			37,315,427

Healthcare Insurance 0.1%
UnitedHealth Group, Inc. Senior Unsecured
11/15/17	6.000%	2,383,000	2,714,742

WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	1,435,000	1,382,440

Total			4,097,182

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction —%
Brookfield Residential Properties, Inc. /U.S. Corp.(a)
07/01/22	6.125%	50,000	51,375

Meritage Homes Corp.
03/01/18	4.500%	86,000	87,075
04/15/20	7.150%	33,000	36,630
04/01/22	7.000%	50,000	54,750

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	70,000	77,175

Standard Pacific Corp.
12/15/21	6.250%	72,000	76,860

Taylor Morrison Communities, Inc./Monarch Communities, Inc.(a)(d)
03/01/24	5.625%	56,000	56,000

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	129,000	142,222
04/15/21	5.250%	4,000	3,960

Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured(a)
12/15/21	6.750%	58,000	59,160

Total			645,207

Independent Energy 1.1%
Afren PLC Senior Secured(a)
12/09/20	6.625%	200,000	200,080

Alliance Oil Co., Ltd.(a)
05/04/20	7.000%	200,000	185,565

Anadarko Petroleum Corp. Senior Unsecured
09/15/17	6.375%	1,255,000	1,450,932
03/15/40	6.200%	760,000	881,348

Antero Resources Finance Corp.
08/01/19	7.250%	37,000	39,775
12/01/20	6.000%	325,000	346,937

Antero Resources Finance Corp.(a)
11/01/21	5.375%	154,000	157,465

Approach Resources, Inc.
06/15/21	7.000%	375,000	386,250

Athlon Holdings LP/Finance Corp.(a)
04/15/21	7.375%	513,000	543,780

Aurora U.S.A. Oil & Gas, Inc.(a)
04/01/20	7.500%	190,000	210,900

BreitBurn Energy Partners LP/Finance Corp.
04/15/22	7.875%	300,000	327,000

Canadian Natural Resources Ltd. Senior Unsecured
12/01/14	4.900%	2,000,000	2,065,550

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	125,000	134,688
09/15/20	7.500%	375,000	412,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chaparral Energy, Inc.
10/01/20	9.875%	325,000	370,500
11/15/22	7.625%	150,000	162,750

Chesapeake Energy Corp.
08/15/20	6.625%	175,000	199,937
11/15/20	6.875%	125,000	143,750
02/15/21	6.125%	430,000	475,150
03/15/23	5.750%	430,000	462,250

Comstock Resources, Inc.
06/15/20	9.500%	112,000	127,260

Concho Resources, Inc.
01/15/21	7.000%	444,000	490,620
04/01/23	5.500%	2,051,000	2,143,295

Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,682,574

Continental Resources, Inc.
04/01/21	7.125%	301,000	340,506
09/15/22	5.000%	5,380,000	5,635,550
04/15/23	4.500%	3,348,000	3,466,790

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	39,000	43,973

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	108,000	124,740

EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,095,000	1,119,815

Energy XXI Gulf Coast, Inc.
12/15/17	9.250%	175,000	191,188

Energy XXI Gulf Coast, Inc.(a)
12/15/21	7.500%	350,000	364,875

Forest Oil Corp.
06/15/19	7.250%	50,000	43,000

Halcon Resources Corp.
07/15/20	9.750%	9,000	9,473
05/15/21	8.875%	28,000	28,490

Halcon Resources Corp.(a)
07/15/20	9.750%	42,000	44,205

Hess Corp. Senior Unsecured
02/15/19	8.125%	760,000	959,948
10/01/29	7.875%	970,000	1,283,002
08/15/31	7.300%	591,000	745,049
02/15/41	5.600%	2,000,000	2,180,053

Kodiak Oil & Gas Corp.
12/01/19	8.125%	7,000	7,788
01/15/21	5.500%	184,000	189,520
02/01/22	5.500%	529,000	543,547

Laredo Petroleum, Inc.
02/15/19	9.500%	143,000	158,373
05/01/22	7.375%	109,000	120,990

Laredo Petroleum, Inc.(a)
01/15/22	5.625%	100,000	101,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Linn Energy LLC/Finance Corp.
02/01/21	7.750%	225,000	243,562

Linn Energy LLC/Finance Corp.(a)
11/01/19	7.000%	350,000	364,875

MEG Energy Corp.(a)
03/31/24	7.000%	80,000	84,000

Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,550,000	2,677,500

Northern Oil and Gas, Inc.
06/01/20	8.000%	325,000	346,125

Oasis Petroleum, Inc.
11/01/21	6.500%	888,000	959,040
01/15/23	6.875%	148,000	160,950

PTTEP Canada International Finance Ltd(a)
06/12/42	6.350%	300,000	302,467

Parsley Energy LLC/Finance Corp. Senior Unsecured(a)
02/15/22	7.500%	120,000	126,000

Plains Exploration & Production Co.
02/15/23	6.875%	197,000	219,655

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	121,000	133,100

QGOG Atlantic/Alaskan Rigs Ltd. Senior Secured
07/30/18	5.250%	95,368	98,706

RKI Exploration & Production LLC/Finance Corp.(a)
08/01/21	8.500%	26,000	27,950

Range Resources Corp.
05/15/19	8.000%	246,000	259,222

Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(a)
09/30/20	5.298%	1,164,728	1,259,420

SM Energy Co. Senior Unsecured
11/15/21	6.500%	115,000	124,775

SandRidge Energy, Inc.
03/15/21	7.500%	200,000	211,500
10/15/22	8.125%	300,000	322,500

W&T Offshore, Inc.
06/15/19	8.500%	275,000	297,687

Whiting Petroleum Corp.
10/01/18	6.500%	13,000	13,731
03/15/21	5.750%	198,000	213,840

Woodside Finance Ltd.(a)
05/10/21	4.600%	3,448,000	3,693,591

Total			44,442,927

Integrated Energy 0.6%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,901,915

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/21	3.561%	2,000,000	2,065,094
02/10/24	3.814%	2,920,000	2,952,222

Chevron Corp. Senior Unsecured
12/05/22	2.355%	2,365,000	2,223,852
06/24/23	3.191%	2,680,000	2,665,164

Husky Energy, Inc. Senior Unsecured
04/15/22	3.950%	3,000,000	3,071,061

Pacific Rubiales Energy Corp.(a)
12/12/21	7.250%	200,000	215,000

Sasol Financing International PLC
11/14/22	4.500%	200,000	192,188

Shell International Finance BV
08/21/22	2.375%	3,705,000	3,501,077
03/25/40	5.500%	1,353,000	1,578,544

Total			22,366,117

Life Insurance 1.7%
AXA SA Subordinated Notes
12/15/30	8.600%	1,000,000	1,290,000

Aflac, Inc. Senior Unsecured
06/15/23	3.625%	10,000,000	10,026,950

American International Group, Inc. Senior Unsecured
08/15/20	3.375%	1,000,000	1,027,629
12/15/20	6.400%	3,000,000	3,596,448
02/15/24	4.125%	1,600,000	1,642,690

Hartford Financial Services Group, Inc. (The) Senior Unsecured
04/15/22	5.125%	2,600,000	2,903,776

ING Capital Funding Trust III(b)
12/31/49	3.847%	985,000	987,463

ING US, Inc.
07/15/22	5.500%	1,685,000	1,884,608

ING US, Inc.(b)
05/15/53	5.650%	2,330,000	2,283,400

Lincoln National Corp. Senior Unsecured
06/24/21	4.850%	2,000,000	2,199,614
06/15/40	7.000%	2,610,000	3,444,688

Massachusetts Mutual Life Insurance Co. Subordinated Notes(a)
06/01/39	8.875%	5,500,000	8,284,105

MetLife Capital Trust X(a)
04/08/38	9.250%	3,451,000	4,494,928

MetLife, Inc. Senior Unsecured
08/15/18	6.817%	3,000,000	3,624,132

Metropolitan Life Global Funding I Senior Secured(a)
04/11/22	3.875%	4,000,000	4,144,896

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The) Subordinated Notes(a)
03/30/40	6.063%	2,800,000	3,352,625

Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,471,548
05/15/23	3.125%	667,000	634,305

Prudential Financial, Inc. Senior Unsecured
09/17/15	4.750%	3,000,000	3,184,245
12/01/17	6.000%	217,000	251,291

Prudential Financial, Inc.(b)
06/15/38	8.875%	2,119,000	2,585,180
09/15/42	5.875%	2,025,000	2,106,000
03/15/44	5.200%	1,016,000	1,005,840

Total			66,426,361

Lodging 0.2%
Carnival Corp.
10/15/20	3.950%	3,295,000	3,393,198

Hilton Worldwide Finance/Corp.(a)
10/15/21	5.625%	314,000	332,840

Hyatt Hotels Corp. Senior Unsecured
07/15/23	3.375%	1,350,000	1,273,483

Playa Resorts Holding BV Senior Unsecured(a)
08/15/20	8.000%	59,000	63,483

Wyndham Worldwide Corp. Senior Unsecured
03/01/22	4.250%	4,155,000	4,209,859

Total			9,272,863

Media Cable 0.7%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	5,000,000	5,293,750
01/31/22	6.625%	107,000	115,293
09/30/22	5.250%	6,000	5,985

CCO Holdings LLC/Capital Corp.(a)
03/15/21	5.250%	61,000	61,763
09/01/23	5.750%	1,000,000	1,007,500

COX Communications, Inc. Senior Unsecured(a)
12/15/22	3.250%	500,000	470,321

CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	33,000	38,363
02/15/19	8.625%	44,000	52,800

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	64,000	72,160

Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	90,000	105,975

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cequel Communications Holdings I LLC/Capital Corp.(a) Senior Unsecured
09/15/20	6.375%	435,000	460,012
12/15/21	5.125%	150,000	149,625

Cogeco Cable, Inc.(a)
05/01/20	4.875%	38,000	38,000

Comcast Corp.
01/15/17	6.500%	1,700,000	1,959,614
07/15/22	3.125%	3,780,000	3,745,530

DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	3,440,000	3,536,891
03/01/21	5.000%	1,171,000	1,263,237
03/01/41	6.375%	1,500,000	1,628,484

DISH DBS Corp.
05/01/20	5.125%	750,000	776,250
06/01/21	6.750%	307,000	343,840
07/15/22	5.875%	50,000	52,625

NBCUniversal Enterprise, Inc.(a)
04/15/19	1.974%	2,175,000	2,148,919

Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	117,000	118,462

Time Warner Cable, Inc.
05/01/37	6.550%	505,000	585,127
09/01/41	5.500%	1,945,000	2,016,329

Videotron Ltd.
07/15/22	5.000%	107,000	108,338

Virgin Media Finance PLC(a)
04/15/23	6.375%	300,000	317,250

WaveDivision Escrow LLC/Corp. Senior Unsecured(a)
09/01/20	8.125%	7,000	7,508

Total			26,479,951

Media Non-Cable 1.2%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	2,049,164
03/15/33	6.550%	1,000,000	1,187,956
12/15/35	6.400%	855,000	1,016,914
01/09/38	6.750%	220,000	263,670

AMC Networks, Inc.
07/15/21	7.750%	202,000	229,775
12/15/22	4.750%	275,000	276,375

CBS Outdoor Americas Capital LLC/Corp.(a)
02/15/22	5.250%	97,000	99,425
02/15/24	5.625%	47,000	48,528

Clear Channel Communications, Inc.
02/01/21	14.000%	91,000	90,318
Senior Secured
03/01/21	9.000%	1,107,000	1,159,582

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	286,000	309,595
11/15/22	6.500%	894,000	952,110

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Media Holdings, Inc.
07/15/19	10.500%	600,000	681,000

Cumulus Media Holdings, Inc.
05/01/19	7.750%	400,000	432,000

Entercom Radio LLC
12/01/19	10.500%	300,000	345,750

Expo Event Transco, Inc. Senior Unsecured(a)
06/15/21	9.000%	375,000	382,500

Gannett Co, Inc.(a)
10/15/23	6.375%	275,000	290,125

Gannett Co., Inc.(a)
10/15/19	5.125%	100,000	104,500

Gray Television, Inc.
10/01/20	7.500%	250,000	272,500

Grupo Televisa SAB Senior Unsecured
03/18/25	6.625%	200,000	231,728

Hughes Satellite Systems Corp.
06/15/21	7.625%	42,000	47,460
Senior Secured
06/15/19	6.500%	111,000	121,823

IAC/InterActiveCorp
12/15/22	4.750%	675,000	653,062

IAC/InterActiveCorp(a) Senior Unsecured
11/30/18	4.875%	100,000	104,000

Intelsat Jackson Holdings SA
10/15/20	7.250%	288,000	313,200
12/15/22	6.625%	625,000	659,375

Intelsat Jackson Holdings SA(a)
08/01/23	5.500%	125,000	123,594

Intelsat Luxembourg SA(a)
06/01/21	7.750%	466,000	500,368
06/01/23	8.125%	520,000	564,200

Interpublic Group of Companies, Inc. (The) Senior Unsecured
11/15/17	2.250%	1,500,000	1,517,242
03/15/22	4.000%	1,605,000	1,598,432
02/15/23	3.750%	2,000,000	1,949,440

Lamar Media Corp.
05/01/23	5.000%	300,000	299,250

Lamar Media Corp.(a)
01/15/24	5.375%	105,000	108,413

MDC Partners, Inc.(a)
04/01/20	6.750%	194,000	207,095

NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,606,909
01/15/23	2.875%	720,000	692,336

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	164,000	171,380

Nielsen Finance LLC/Co.
10/15/18	7.750%	2,585,000	2,769,181
10/01/20	4.500%	4,218,000	4,270,725

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Omnicom Group, Inc.
05/01/22	3.625%	3,000,000	2,992,530

Pearson Funding Five PLC(a)
05/08/23	3.250%	480,000	446,249

Pearson Funding Two PLC(a)
05/17/16	4.000%	1,200,000	1,273,100

Radio One, Inc. Senior Subordinated Notes(a)
02/15/20	9.250%	225,000	235,688

Reed Elsevier Capital, Inc.
10/15/22	3.125%	3,080,000	2,950,326

SSI Investments II Ltd./Co-Issuer LLC
06/01/18	11.125%	650,000	696,312

Sirius XM Holdings, Inc.(a)
08/15/22	5.250%	225,000	232,875
Senior Unsecured
10/01/20	5.875%	100,000	105,125
05/15/23	4.625%	200,000	188,000

Southern Graphics, Inc. Senior Notes(a)
10/15/20	8.375%	500,000	530,000

TV Azteca SAB de CV
05/25/18	7.500%	200,000	208,909

Thomson Reuters Corp. Senior Unsecured
11/23/23	4.300%	1,855,000	1,905,350

Townsquare Radio LLC/Inc.(a)
04/01/19	9.000%	400,000	443,000

Univision Communications, Inc.(a)
05/15/21	8.500%	94,000	104,340
Senior Secured
09/15/22	6.750%	168,000	186,480
05/15/23	5.125%	44,000	45,100

WPP Finance 2010
09/07/42	5.125%	2,500,000	2,455,322
11/15/43	5.625%	2,000,000	2,106,880

Total			46,806,586

Metals 1.2%
ALROSA Finance SA
11/03/20	7.750%	200,000	219,000

Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	2,250,000	2,369,147

Allegheny Technologies, Inc. Senior Unsecured
06/01/19	9.375%	1,470,000	1,801,620

Alpha Natural Resources, Inc.
06/01/19	6.000%	8,000	6,820
06/01/21	6.250%	50,000	41,875

Anglo American Capital PLC(a)
04/03/17	2.625%	2,000,000	2,039,600

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AngloGold Ashanti Holdings PLC
07/30/20	8.500%	2,230,000	2,452,228
04/15/40	6.500%	1,010,000	848,400

ArcelorMittal Senior Unsecured
02/25/15	4.250%	3,280,000	3,357,900
08/05/15	4.250%	3,656,000	3,770,250
08/05/20	5.750%	5,000,000	5,350,000
10/15/39	7.500%	336,000	350,280
03/01/41	7.250%	1,155,000	1,175,213

Arch Coal, Inc. Secured(a)
01/15/19	8.000%	83,000	83,830

Barrick Gold Corp. Senior Unsecured
04/01/19	6.950%	3,100,000	3,678,237
05/01/23	4.100%	2,630,000	2,517,312

Barrick North America Finance LLC
05/30/21	4.400%	1,000,000	1,012,307

CONSOL Energy, Inc.
03/01/21	6.375%	8,000	8,480

Calcipar SA Senior Secured(a)
05/01/18	6.875%	115,000	122,331

Carpenter Technology Corp. Senior Unsecured
03/01/23	4.450%	2,000,000	1,983,902

FMG Resources August 2006 Proprietary Ltd.(a)
11/01/19	8.250%	159,000	174,900

Gerdau Trade, Inc.(a)
01/30/21	5.750%	1,500,000	1,556,250

Hyundai Steel Co. Senior Unsecured(a)
04/21/16	4.625%	1,000,000	1,052,780

Newcrest Finance Pty Ltd.(a)
10/01/22	4.200%	1,000,000	861,887

Newmont Mining Corp.
10/01/19	5.125%	300,000	320,691

Nucor Corp. Senior Unsecured
08/01/23	4.000%	3,975,000	4,008,402

Peabody Energy Corp.
11/15/21	6.250%	174,000	179,655

Polyus Gold International Ltd.(a)
04/29/20	5.625%	200,000	196,250

Reliance Steel & Aluminum Co.
04/15/23	4.500%	1,500,000	1,507,617

Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,876,809

Rio Tinto Finance USA PLC
12/14/18	2.250%	450,000	454,854

Samarco Mineracao SA Senior Unsecured(a)
11/01/22	4.125%	200,000	182,613

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
01/11/22	4.375%	350,000	349,175
11/21/36	6.875%	100,000	107,433

Vedanta Resources PLC Senior Unsecured(a)
06/07/21	8.250%	2,000,000	2,105,000

Wise Metals Group LLC/Finance Corp. Senior Secured(a)
12/15/18	8.750%	250,000	270,000

Total			48,393,048

Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
04/27/22	5.200%	1,632,000	1,757,486
11/21/22	3.850%	2,993,000	2,951,430

HSBC Finance Capital Trust IX(b)
11/30/35	5.911%	2,100,000	2,165,625

HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	7,260,000	8,534,152

Provident Funding Associates LP/PFG Finance Corp.(a)
06/15/21	6.750%	172,000	168,560

SLM Corp. Senior Unsecured
06/17/19	4.875%	50,000	51,625

Springleaf Finance Corp.
06/01/20	6.000%	71,000	72,598
10/01/21	7.750%	84,000	93,030
10/01/23	8.250%	62,000	69,130

Total			15,863,636

Non-Captive Diversified 1.1%
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	210,000	221,025

CIT Group, Inc. Senior Unsecured
05/15/17	5.000%	2,000,000	2,145,000
03/15/18	5.250%	770,000	835,450
08/01/23	5.000%	325,000	338,813

CIT Group, Inc.(a) Senior Unsecured
02/15/19	5.500%	377,000	409,516

CompuCom Systems, Inc. Senior Unsecured(a)
05/01/21	7.000%	300,000	300,000

GE Capital Trust I(b)
11/15/67	6.375%	2,837,000	3,140,559

General Electric Capital Corp. Senior Unsecured
01/08/20	5.500%	5,000,000	5,803,520
10/17/21	4.650%	1,700,000	1,877,483
09/07/22	3.150%	5,485,000	5,420,365

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/09/23	3.100%	6,875,000	6,723,509
01/14/38	5.875%	4,175,000	4,943,288

General Electric Capital Corp.(b) Senior Unsecured
08/15/36	0.716%	5,380,000	4,461,462
Subordinated Notes
11/15/67	6.375%	4,569,000	5,054,456

International Lease Finance Corp. Senior Unsecured
04/15/18	3.875%	19,000	19,546
12/15/20	8.250%	321,000	392,824
04/15/21	4.625%	275,000	277,750
08/15/22	5.875%	575,000	615,250

Total			42,979,816

Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	348,000	374,970

CGG SA
05/15/17	7.750%	175,000	178,937
06/01/21	6.500%	375,000	385,312

Chesapeake Oilfield Operating LLC/Finance, Inc.
11/15/19	6.625%	400,000	424,000

Drill Rigs Holdings, Inc. Senior Secured(a)
10/01/17	6.500%	125,000	131,250

Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,325,657

Noble Holding International Ltd.
08/01/20	4.900%	1,400,000	1,522,304

Oil States International, Inc.
01/15/23	5.125%	98,000	110,128

PHI, Inc.
10/15/18	8.625%	400,000	430,000

Pacific Drilling SA Senior Secured(a)
06/01/20	5.375%	190,000	192,375

SESI LLC
05/01/19	6.375%	250,000	266,875
12/15/21	7.125%	150,000	166,500

Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,038,559

Weatherford International Ltd.
03/15/18	6.000%	1,000,000	1,136,939
03/15/38	7.000%	1,615,000	1,902,887
03/01/39	9.875%	940,000	1,400,840

Total			12,987,533

Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	5.875%	123,000	125,460

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NASDAQ OMX Group, Inc. (The) Senior Unsecured
01/15/20	5.550%	600,000	663,247

National Financial Partners Corp. Senior Unsecured(a)
07/15/21	9.000%	54,000	58,455

Total			847,162

Other Industry 0.6%
Belden, Inc.(a)
09/01/22	5.500%	275,000	272,250

CBRE Services, Inc.
03/15/23	5.000%	61,000	61,000

Catholic Health Initiatives
08/01/23	4.200%	3,100,000	3,157,834
Secured
11/01/22	2.950%	2,500,000	2,342,650

Cleaver-Brooks, Inc. Senior Secured(a)
12/15/19	8.750%	250,000	277,500

DH Services Luxembourg SARL(a)
12/15/20	7.750%	425,000	457,937

General Cable Corp.(a)
10/01/22	6.500%	225,000	227,250

Hillman Group, Inc. (The)
06/01/18	10.875%	500,000	537,500

Hutchison Whampoa International Ltd.(a)
01/13/17	3.500%	1,000,000	1,049,797

Interline Brands, Inc.
11/15/18	7.500%	201,000	213,161
Senior Unsecured
11/15/18	10.000%	575,000	630,344

Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	4,330,000	3,794,808

Mueller Water Products, Inc.
06/01/17	7.375%	525,000	539,437

Odebrecht Offshore Drilling Finance Ltd. Senior Secured(a)
10/01/22	6.750%	1,476,900	1,519,361

President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	805,000	881,526

President and Fellows of Harvard College(a)
01/15/39	6.500%	3,545,000	4,685,033

Rexel SA(a) Senior Unsecured
12/15/19	6.125%	350,000	369,250
06/15/20	5.250%	250,000	253,750

Unifrax I LLC/Holding Co.(a)
02/15/19	7.500%	418,000	442,035

Valmont Industries, Inc.
04/20/20	6.625%	1,065,000	1,237,865

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
12/15/21	5.375%	300,000	304,500

Total			23,254,788

Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/19	6.250%	68,000	70,550
01/31/21	6.750%	200,000	208,000

Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(a)
11/15/20	7.000%	52,941	54,794

Ardagh Packaging Finance PLC(a)
10/15/20	9.125%	500,000	555,000

BOE Merger Corp. Senior Unsecured PIK(a)
11/01/17	9.500%	325,000	345,312

Ball Corp.
11/15/23	4.000%	325,000	311,594

Berry Plastics Corp. Secured
05/15/18	9.500%	275,000	292,188

Beverage Packaging Holdings (Luxembourg) II SA(a)
12/15/16	5.625%	134,000	138,188
06/15/17	6.000%	104,000	108,160

Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	325,000	319,313

Greif, Inc. Senior Unsecured
08/01/19	7.750%	275,000	313,500

Mustang Merger Corp. Senior Unsecured(a)
08/15/21	8.500%	175,000	193,156

Plastipak Holdings, Inc. Senior Unsecured(a)
10/01/21	6.500%	170,000	175,950

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	400,000	418,000

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	103,000	110,725
08/15/19	9.875%	140,000	157,850
02/15/21	8.250%	1,375,000	1,502,187
Senior Secured
08/15/19	7.875%	152,000	167,960

Sealed Air Corp.(a)
09/15/21	8.375%	350,000	403,812

Sonoco Products Co. Senior Unsecured
11/01/40	5.750%	1,000,000	1,111,843

Total			6,958,082

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.3%
Clearwater Paper Corp.
02/01/23	4.500%	150,000	141,750

Fibria Overseas Finance Ltd.
03/03/21	6.750%	390,000	427,579

Graphic Packaging International, Inc.
04/15/21	4.750%	325,000	325,406

International Paper Co. Senior Unsecured
08/15/21	7.500%	3,000,000	3,789,348

Packaging Corp. of America Senior Unsecured
11/01/23	4.500%	1,070,000	1,115,837

Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,507,659

Weyerhaeuser Co. Senior Unsecured
10/01/19	7.375%	1,000,000	1,234,397
03/15/32	7.375%	1,630,000	2,110,092

Total			10,652,068

Pharmaceuticals 0.4%
Capsugel SA Senior Unsecured PIK(a)
05/15/19	7.000%	39,000	40,579

Gilead Sciences, Inc. Senior Unsecured
04/01/21	4.500%	1,500,000	1,647,396

Hospira, Inc. Senior Unsecured
08/12/20	5.200%	1,350,000	1,437,021

Jaguar Holding Co. I Senior Unsecured PIK(a)
10/15/17	9.375%	475,000	499,937

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	355,000	397,600

Johnson & Johnson Senior Unsecured
05/15/41	4.850%	2,318,000	2,550,166

Merck & Co., Inc. Senior Unsecured
09/15/22	2.400%	1,535,000	1,442,868

Novartis Capital Corp.
05/06/24	3.400%	3,675,000	3,681,346
05/06/44	4.400%	1,510,000	1,516,186

Roche Holdings, Inc.(a)
03/01/19	6.000%	939,000	1,111,024

Valeant Pharmaceuticals International, Inc.(a)
08/15/18	6.750%	109,000	120,173
07/15/21	7.500%	765,000	872,100
12/01/21	5.625%	244,000	258,640

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International(a)
10/15/20	6.375%	260,000	284,050

Total			15,859,086

Property & Casualty 0.7%
Alliant Holdings, Inc. Senior Unsecured(a)
12/15/20	7.875%	72,000	76,500

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	3,724,975

CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	3,435,000	4,264,127
08/15/21	5.750%	925,000	1,069,517

Farmers Exchange Capital II Subordinated Notes(a)(b)
11/01/53	6.151%	2,950,000	3,165,561

Farmers Exchange Capital Subordinated Notes(a)
07/15/48	7.200%	1,615,000	1,939,878

HUB International Ltd. Senior Unsecured(a)
10/01/21	7.875%	252,000	265,230

Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	4,280,000	4,557,267
06/15/23	4.250%	275,000	274,148
05/01/42	6.500%	2,365,000	2,763,370

Nationwide Mutual Insurance Co.(a) Subordinated Notes
08/15/39	9.375%	1,700,000	2,522,446

Nationwide Mutual Insurance Co.(a)(b) Subordinated Notes
12/15/24	5.810%	1,725,000	1,768,125

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	2,425,000	3,178,215

Total			29,569,359

Railroads 0.4%
BNSF Funding Trust I(b)
12/15/55	6.613%	3,082,000	3,401,757

Burlington Northern Santa Fe LLC Senior Unsecured
09/15/21	3.450%	295,000	300,528
09/01/22	3.050%	475,000	459,076

CSX Corp. Senior Unsecured
05/30/42	4.750%	1,630,000	1,640,807

Canadian Pacific Railway Ltd. Senior Unsecured
01/15/22	4.500%	600,000	637,927

Kansas City Southern de Mexico SA de CV Senior Unsecured
05/15/23	3.000%	1,000,000	935,926

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norfolk Southern Corp. Senior Unsecured
04/01/22	3.000%	2,000,000	1,959,134

Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	1,486,000	1,720,632
02/15/19	2.250%	2,535,000	2,565,633

Total			13,621,420

Refining 0.1%
CVR Refining LLC/Coffeyville Finance, Inc. Secured
11/01/22	6.500%	50,000	51,875

Marathon Petroleum Corp. Senior Unsecured
03/01/21	5.125%	1,000,000	1,118,364
03/01/41	6.500%	1,100,000	1,328,523

Puma International Financing SA
02/01/21	6.750%	200,000	200,909

Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,622,406

Total			5,322,077

REITs 2.4%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,240,995
06/15/23	3.900%	1,300,000	1,257,586

AvalonBay Communities, Inc. Senior Unsecured
03/15/17	5.700%	500,000	563,108
03/15/20	6.100%	1,865,000	2,185,922

Boston Properties LP Senior Unsecured
11/15/20	5.625%	4,590,000	5,294,078
05/15/21	4.125%	3,535,000	3,722,574
02/01/23	3.850%	1,000,000	1,004,392
02/01/24	3.800%	1,355,000	1,350,523

CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	165,243

DuPont Fabros Technology LP
09/15/21	5.875%	54,000	56,970

Duke Realty LP
02/15/15	7.375%	1,036,000	1,100,615
08/15/19	8.250%	1,937,000	2,425,269
06/15/22	4.375%	1,855,000	1,894,654

Essex Portfolio LP
08/15/22	3.625%	4,650,000	4,532,483

HCP, Inc. Senior Unsecured
06/15/14	6.000%	2,400,000	2,435,165
01/30/17	6.000%	3,000,000	3,388,800
02/01/19	3.750%	3,750,000	3,973,193
02/01/20	2.625%	850,000	830,975
02/01/21	5.375%	1,650,000	1,848,911

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care REIT, Inc. Senior Unsecured
03/15/18	2.250%	3,655,000	3,684,291
04/01/19	4.125%	2,000,000	2,134,822
04/15/20	6.125%	4,000,000	4,603,484

Healthcare Realty Trust, Inc. Senior Unsecured
01/17/17	6.500%	4,946,000	5,573,890

Healthcare Trust of America Holdings LP
04/15/23	3.700%	800,000	764,681

Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	3,069,000	3,426,354

Liberty Property LP Senior Unsecured
06/15/23	3.375%	2,500,000	2,353,780

Mid-America Apartments LP Senior Unsecured(a)
10/01/15	5.500%	4,650,000	4,975,918

Nationwide Health Properties, Inc. Senior Unsecured
05/20/15	6.000%	3,000,000	3,192,627

Post Apartment Homes LP Senior Unsecured
12/01/22	3.375%	1,000,000	946,446

ProLogis LP
03/15/20	6.875%	902,000	1,079,836
02/01/21	3.350%	1,000,000	992,355
08/15/23	4.250%	1,600,000	1,635,483

SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
08/15/18	5.000%	6,935,000	7,574,962

Simon Property Group LP Senior Unsecured
02/01/23	2.750%	3,195,000	3,029,410

Tanger Properties LP Senior Unsecured
12/01/23	3.875%	865,000	865,298

UDR, Inc.
01/10/22	4.625%	1,000,000	1,062,808

Ventas Realty LP/Capital Corp.
04/30/19	4.000%	3,000,000	3,209,061

WCI Finance LLC/WEA LLC(a)
10/01/16	5.700%	903,000	1,006,702

WEA Finance LLC/WT Finance Australia Propriety Ltd.(a)
09/02/15	5.750%	3,912,000	4,198,237

Total			95,581,901

Restaurants 0.3%
DineEquity, Inc.
10/30/18	9.500%	425,000	465,375

McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	4,155,000	3,666,910

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	275,000	316,250

Seminole Hard Rock Entertainment Inc./International LLC(a)
05/15/21	5.875%	450,000	452,250

Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%	6,983,000	6,979,886
11/01/43	5.350%	90,000	93,718

Total			11,974,389

Retailers 0.5%
Academy Ltd./Finance Corp.(a)
08/01/19	9.250%	425,000	465,375

Advance Auto Parts, Inc.
12/01/23	4.500%	1,000,000	1,021,685

Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	2,975,000	2,776,199

AutoZone, Inc. Senior Unsecured
01/13/17	1.300%	775,000	777,258

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	85,000	94,563

Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(a)
02/15/18	9.000%	62,000	63,550

CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	457,000	521,038
12/05/23	4.000%	515,000	528,102

Claire’s Stores, Inc. Senior Secured(a)
03/15/20	6.125%	425,000	403,750

Gymboree Corp. (The)
12/01/18	9.125%	200,000	177,500

J. Crew Group, Inc. Senior Unsecured PIK(a)
05/01/19	7.750%	69,000	72,105

Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK(a)
10/15/19	9.750%	450,000	471,375

Jo-Ann Stores, Inc. Senior Unsecured(a)
03/15/19	8.125%	408,000	423,810

L Brands, Inc.
06/15/19	8.500%	180,000	218,250
02/15/22	5.625%	250,000	262,500

Macy’s Retail Holdings, Inc.
07/15/27	6.790%	4,615,000	5,462,397
03/15/37	6.375%	1,020,000	1,220,516

Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK(a)
08/01/18	7.500%	450,000	464,625

Michaels Stores, Inc.
11/01/18	7.750%	325,000	348,562

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Michaels Stores, Inc.(a)
12/15/20	5.875%	38,000	38,475

Neiman Marcus Group Ltd. LLC PIK(a)
10/15/21	8.750%	275,000	295,625

Neiman Marcus Group Ltd. LLC(a)
10/15/21	8.000%	100,000	107,250

New Academy Finance Co. LLC/Corp. Senior Unsecured(a)
06/15/18	8.000%	425,000	434,562

PC Nextco Holdings LLC/Finance, Inc. Senior Unsecured(a)
08/15/19	8.750%	425,000	438,812

PetCo Holdings, Inc. Senior Notes(a)
10/15/17	8.500%	550,000	561,687

Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	55,000	59,813

SACI Falabella Senior Unsecured(a)
04/30/23	3.750%	200,000	186,412

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	571,050

Total			18,466,846

Sovereign —%
Empresa de Energia de Bogota SA ESP Senior Unsecured
11/10/21	6.125%	200,000	213,600

Supermarkets 0.4%
Kroger Co. (The)
12/15/18	6.800%	4,699,000	5,647,615
06/01/29	7.700%	2,060,000	2,624,972

Safeway, Inc. Senior Unsecured
02/01/31	7.250%	6,759,000	6,702,211

Total			14,974,798

Technology 0.9%
Advanced Micro Devices, Inc. Senior Unsecured
08/15/22	7.500%	100,000	98,750

Agilent Technologies, Inc. Senior Unsecured
10/01/22	3.200%	1,000,000	951,491
07/15/23	3.875%	950,000	940,030

Alliance Data Systems Corp.(a)
12/01/17	5.250%	178,000	186,455
04/01/20	6.375%	41,000	43,870

Anixter, Inc.
05/01/19	5.625%	375,000	397,500

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Audatex North America, Inc.(a)
06/15/21	6.000%	745,000	795,287
11/01/23	6.125%	53,000	56,710

BMC Software Finance, Inc. Senior Unsecured(a)
07/15/21	8.125%	550,000	578,187

Blackboard, Inc. Senior Unsecured(a)
11/15/19	7.750%	175,000	181,125

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	128,000	137,280

CDW LLC/Finance Corp.
04/01/19	8.500%	502,000	552,200

CommScope Holdings Co., Inc. Senior Unsecured PIK(a)
06/01/20	6.625%	400,000	423,000

CommScope, Inc.(a)
01/15/19	8.250%	297,000	323,730

CoreLogic, Inc.
06/01/21	7.250%	325,000	352,625

Eagle Midco, Inc. Senior Unsecured(a)
06/15/18	9.000%	425,000	446,250

Epicor Software Corp.
05/01/19	8.625%	350,000	382,375

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	60,000	60,975
07/15/21	7.000%	67,000	74,370

Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,374,015

First Data Corp.(a)
01/15/21	11.250%	182,000	207,025
06/15/21	10.625%	170,000	191,250
08/15/21	11.750%	69,000	73,830
08/15/21	11.750%	17,000	18,190
Secured
01/15/21	8.250%	189,000	205,065
01/15/22	8.750%	1,400,000	1,531,250
Senior Secured
08/15/20	8.875%	127,000	141,288
11/01/20	6.750%	107,000	115,293

Flextronics International Ltd.
02/15/20	4.625%	275,000	280,156

Freescale Semiconductor, Inc. Senior Secured(a)
01/15/22	6.000%	500,000	530,625

Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	71,000	75,615

Goodman Networks, Inc.(a) Senior Secured
07/01/18	12.375%	70,000	74,375

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hewlett-Packard Co. Senior Unsecured
06/02/14	4.750%	1,800,000	1,818,547

Igloo Holdings Corp. PIK Senior Unsecured(a)
12/15/17	8.250%	700,000	717,500

Infor US, Inc.
04/01/19	9.375%	475,000	536,750

Ingram Micro, Inc. Senior Unsecured
08/10/22	5.000%	1,030,000	1,046,130

Iron Mountain, Inc.
08/15/23	6.000%	5,000	5,313

KLA-Tencor Corp. Senior Unsecured
05/01/18	6.900%	1,450,000	1,710,216

Lawson Software, Inc.
07/15/18	11.500%	150,000	174,375

Magnachip Semiconductor Corp. Senior Unsecured
07/15/21	6.625%	200,000	206,000

Micron Technology, Inc. Senior Unsecured(a)
02/15/22	5.875%	50,000	52,250

NCR Corp.
02/15/21	4.625%	600,000	604,500

NCR Corp.(a) Senior Unsecured
12/15/21	5.875%	34,000	36,380
12/15/23	6.375%	180,000	191,700

NXP BV/Funding LLC(a)
06/01/18	3.750%	200,000	202,250
02/15/21	5.750%	86,000	91,590
Senior Unsecured
03/15/23	5.750%	200,000	210,500

Nuance Communications, Inc.(a)
08/15/20	5.375%	565,000	563,587

Oracle Corp.
Senior Unsecured
10/15/22	2.500%	6,903,000	6,501,749
07/15/23	3.625%	640,000	649,384

Seagate Technology HDD Holdings
11/01/21	7.000%	225,000	252,000

Seagate Technology HDD Holdings(a)
06/01/23	4.750%	100,000	97,500

Serena Software, Inc.
03/15/16	10.375%	100,000	95,000

Sophia Holding Finance LP/Inc. PIK(a)
12/01/18	9.625%	150,000	157,500

Sophia LP/Finance, Inc.(a)
01/15/19	9.750%	450,000	499,500

SunGard Data Systems, Inc.
11/01/19	6.625%	425,000	454,219

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Syniverse Holdings, Inc.
01/15/19	9.125%	525,000	574,875

Telefonaktiebolaget LM Ericsson Senior Unsecured
05/15/22	4.125%	3,270,000	3,353,337

TransUnion Holding Co., Inc. Senior Unsecured
06/15/18	8.125%	150,000	158,250
Senior Unsecured PIK
06/15/18	9.625%	300,000	320,250

VeriSign, Inc.
05/01/23	4.625%	200,000	195,000

Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	3,020,340

Viasystems, Inc. Senior Secured(a)
05/01/19	7.875%	150,000	161,062

Total			37,457,741

Textile —%
PVH Corp. Senior Unsecured
12/15/22	4.500%	250,000	246,250

Wolverine World Wide, Inc.
10/15/20	6.125%	275,000	297,000

Total			543,250

Tobacco 0.1%
Altria Group, Inc.
01/31/24	4.000%	2,740,000	2,739,463

Lorillard Tobacco Co.
08/04/41	7.000%	2,000,000	2,259,480

Total			4,998,943

Transportation Services 0.3%
Autopistas Metropolitanas de Puerto Rico LLC Senior Secured(a)
06/30/35	6.750%	1,750,000	1,521,761

Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	97,000	104,396

ERAC U.S.A. Finance LLC(a)
10/01/20	5.250%	2,500,000	2,810,474
10/15/37	7.000%	848,000	1,058,630

Hertz Corp. (The)
04/01/18	4.250%	100,000	103,250
04/15/19	6.750%	275,000	294,594
10/15/20	5.875%	50,000	53,000
01/15/21	7.375%	84,000	92,400
10/15/22	6.250%	175,000	185,063

LBC Tank Terminals Holding Netherlands BV(a)
05/15/23	6.875%	105,000	111,038

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryder System, Inc. Senior Unsecured
06/01/17	3.500%	1,000,000	1,061,488
11/15/18	2.450%	660,000	661,397

Sydney Airport Finance Co. Pty Ltd. Senior Secured(a)
03/22/23	3.900%	3,700,000	3,627,998

Topaz Marine SA(a)
11/01/18	8.625%	200,000	205,576

Total			11,891,065

Wireless 0.4%
America Movil SAB de CV
01/15/15	5.750%	800,000	833,000
10/16/19	5.000%	100,000	111,124
Senior Unsecured
07/16/22	3.125%	320,000	302,434

America Movil SAB de CV(b) Senior Unsecured
09/12/16	1.244%	200,000	202,695

American Tower Corp. Senior Unsecured
01/15/18	4.500%	1,000,000	1,087,701
02/15/24	5.000%	665,000	695,200

Digicel Group Ltd. Senior Unsecured(a)
09/30/20	8.250%	1,050,000	1,110,375

NII International Telecom SCA(a)
08/15/19	11.375%	149,000	110,260

SBA Telecommunications, Inc.
07/15/20	5.750%	255,000	268,387

Sprint Capital Corp.
05/01/19	6.900%	100,000	110,000
11/15/28	6.875%	575,000	570,687

Sprint Communications, Inc. Senior Unsecured
08/15/20	7.000%	138,000	150,765
11/15/21	11.500%	83,000	111,220
04/15/22	9.250%	3,650,000	4,416,500
11/15/22	6.000%	1,044,000	1,070,100

Sprint Communications, Inc.(a)
11/15/18	9.000%	425,000	518,500
03/01/20	7.000%	50,000	57,750

Sprint Corp.(a)
09/15/21	7.250%	126,000	137,970
09/15/23	7.875%	300,000	332,250
06/15/24	7.125%	125,000	131,250

T-Mobile USA, Inc.
04/28/20	6.542%	43,000	46,548
04/01/21	6.250%	250,000	266,562
04/28/21	6.633%	123,000	133,148
01/15/22	6.125%	364,000	384,475
04/28/22	6.731%	139,000	150,120
04/01/23	6.625%	496,000	533,200

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/28/23	6.836%	86,000	93,095
01/15/24	6.500%	214,000	226,840

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,019,000	998,494

VimpelCom Holdings BV
03/01/22	7.504%	220,000	229,515

Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	1,000,000	1,129,817

Wind Acquisition Finance SA Senior Secured(a)
04/30/20	6.500%	188,000	207,270

Total			16,727,252

Wirelines 1.5%
AT&T, Inc. Senior Unsecured
08/15/15	2.500%	4,000,000	4,110,230

CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,527,000	5,927,707

Embarq Corp. Senior Unsecured
06/01/36	7.995%	1,075,000	1,145,717

Frontier Communications Corp. Senior Unsecured
04/15/22	8.750%	121,000	138,545
01/15/23	7.125%	88,000	92,180
04/15/24	7.625%	68,000	72,080

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	50,000	57,375
06/01/19	8.875%	323,000	356,107

Level 3 Financing, Inc.
07/01/19	8.125%	450,000	495,000
06/01/20	7.000%	26,000	28,243
07/15/20	8.625%	150,000	168,563

Level 3 Financing, Inc.(a)
01/15/21	6.125%	66,000	69,795

Level 3 Financing, Inc.(a)(b)
01/15/18	3.846%	32,000	32,480

PAETEC Holding Corp.
12/01/18	9.875%	200,000	221,500

Qtel International Finance Ltd.(a)
02/21/23	3.250%	450,000	427,790
10/19/25	5.000%	200,000	206,946

Qwest Corp. Senior Unsecured
09/15/25	7.250%	3,978,000	4,436,584

Telecom Italia Capital SA
06/04/18	6.999%	6,052,000	6,861,455

Telefonica Emisiones SAU
04/27/18	3.192%	2,501,000	2,581,485

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/16/21	5.462%	418,000	456,856
04/27/23	4.570%	1,250,000	1,273,331

Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	2,000,000	2,323,606
09/14/18	3.650%	11,272,000	12,011,522
11/01/22	2.450%	2,500,000	2,277,242
09/15/23	5.150%	3,500,000	3,833,648
09/15/43	6.550%	2,000,000	2,448,364

Verizon New England, Inc.
11/15/29	7.875%	985,000	1,186,741

Verizon New York, Inc.
04/01/32	7.375%	2,630,000	3,081,232

Verizon Virginia LLC
10/01/29	8.375%	1,255,000	1,567,004

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	113,000	131,080

Total			58,020,408

Total Corporate Bonds & Notes
(Cost: $1,441,737,901)			1,466,005,339

Residential Mortgage-Backed Securities — Agency 19.8%
Federal Home Loan Mortgage Corp.(b)(e)
CMO Series 3085 Class FV
08/15/35	0.855%	4,319,763	4,378,512

Federal Home Loan Mortgage Corp.(b)(e)(f)
CMO IO Series 3404 Class AS
01/15/38	5.741%	11,320,706	1,599,402

Federal Home Loan Mortgage Corp.(d)(e)
03/13/44	3.500%	3,000,000	3,033,750
03/13/44	4.000%	3,000,000	3,136,523
03/13/44	4.500%	3,000,000	3,214,687

Federal Home Loan Mortgage Corp.(e)
01/01/17 - 02/01/25	8.000%	60,120	69,825
03/01/17 - 08/01/22	8.500%	20,778	23,381
06/01/19 - 09/01/41	4.500%	15,633,647	16,797,205
02/01/20 - 01/01/42	4.000%	25,033,192	26,414,646
04/01/21	9.000%	2,384	2,560
01/01/22 - 09/01/39	5.500%	5,730,234	6,319,652
07/01/23 - 05/01/41	5.000%	4,667,702	5,096,281
11/01/27	2.500%	8,917,067	8,979,939
10/01/28 - 07/01/32	7.000%	643,788	751,128
10/01/31 - 09/01/37	6.000%	2,648,471	3,020,675
11/01/36 - 10/01/37	6.500%	1,042,004	1,165,706
03/01/42 - 06/01/43	3.500%	19,752,014	20,008,720
11/01/42	3.000%	14,438,373	14,017,312
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	11,623,944	11,328,208
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	12,863,037	12,527,854
CMO Series 4037 Class CA
04/15/27	3.000%	6,060,532	5,762,622
Series 204048 Class AZ
05/15/42	4.000%	769,394	766,694

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	27

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)(e)
CMO Series 2003-134 Class FC
12/25/32	0.756%	5,959,296	6,034,031
CMO Series 2007-W7 Class 1A4
07/25/37	38.247%	611,763	1,101,492
CMO Series 2012-1 Class FA
02/25/42	0.656%	6,640,004	6,638,085
CMO Series 2012-110 Class CF
10/25/42	0.656%	16,185,981	16,174,472

Federal National Mortgage Association(d)(e)
03/18/29	2.500%	16,455,000	16,542,417
03/18/29 - 03/13/44	3.000%	84,880,000	83,439,653
03/18/29 - 03/13/44	3.500%	52,271,566	53,798,042
03/13/44	4.000%	21,175,000	22,194,047
03/13/44	4.500%	23,220,000	24,936,102

Federal National Mortgage Association(e)
04/01/23	8.500%	18,165	19,627
06/01/24	9.000%	22,146	24,663
02/01/25 - 08/01/27	8.000%	94,183	110,525
10/01/25 - 08/01/43	3.500%	80,889,908	83,137,989
03/01/26 - 07/01/38	7.000%	1,949,022	2,273,920
11/01/26 - 09/01/33	3.000%	27,053,462	27,536,309
04/01/27 - 06/01/32	7.500%	177,347	202,640
09/01/27 - 10/01/27	2.500%	9,239,081	9,299,898
05/01/29 - 10/01/40	6.000%	9,673,289	10,938,072
05/01/32 - 10/01/38	6.500%	808,510	910,105
09/01/32 - 12/01/43	4.000%	81,094,328	85,150,546
03/01/33 - 04/01/41	5.500%	5,734,117	6,365,048
07/01/34 - 10/01/41	5.000%	19,714,995	21,738,314
07/01/40 - 02/01/42	4.500%	38,980,567	41,940,336
CMO Series 2009-111 Class DA
12/25/39	5.000%	1,709,891	1,799,928

Federal National Mortgage Association(e)(f)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	125,959	4,008

Federal National Mortgage Association(e)(g)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	1,171	1,150

Federal National Mortgage Association(e)(h)
09/01/41	4.000%	13,567,438	14,253,957

Government National Mortgage Association(b)(e)
CMO Series 2013-H19 Class FC
08/19/63	0.768%	6,162,413	6,162,678

Government National Mortgage Association(d)(e)
03/19/43 - 03/20/44	3.000%	15,610,000	15,465,665
03/19/43 - 03/20/44	3.500%	24,110,000	24,816,086
03/20/44	4.000%	12,000,000	12,725,626

Government National Mortgage Association(e)
03/15/38 - 09/20/41	4.500%	13,982,730	15,251,601
03/15/40 - 05/15/40	5.000%	2,917,753	3,231,326
09/15/41 - 08/20/42	3.500%	5,316,334	5,487,024
11/20/41 - 02/15/42	4.000%	5,442,368	5,790,082
05/15/42	3.000%	5,059,051	5,022,948
CMO Series 2013-53 Class AD
12/20/26	1.500%	13,472,876	13,596,260

Total Residential Mortgage-Backed Securities — Agency
(Cost: $795,959,419)			792,529,954

Residential Mortgage-Backed Securities — Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American General Mortgage Loan Trust CMO Series 2009-1 Class A7(a)(b)(e)
09/25/48	5.750%	3,318,682	3,363,743

American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C(b)(e)
05/25/47	0.346%	8,337,889	5,776,740

BCAP LLC Trust(a)(b)(e)
09/26/36	3.500%	3,299,599	3,303,326
01/26/37	0.328%	2,154,938	2,107,337
08/26/36	0.278%	1,450,966	1,417,125
CMO Series 2012-RR10 Class 5A5
04/26/36	0.423%	3,574,422	3,458,877
CMO Series 2012-RR10 Class 9A1
10/26/35	2.654%	640,234	656,640
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	2,880,794	2,947,031

BCAP LLC Trust(b)(e)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.316%	3,450,224	3,036,014

BCAP LLC(a)(b)(e)
05/26/47	0.366%	1,593,536	1,462,069
CMO Series 2013-RR3 Class 2A1
02/26/37	2.431%	1,165,867	1,157,244
Series 2013-RR2 Class 7A1
07/26/36	3.000%	1,694,087	1,684,600

Banc of America Funding Corp.(a)(b)(e) CMO Series 2012-R5 Class A
10/03/39	0.419%	2,159,285	2,127,550

Banc of America Funding Corp.(b)(e) CMO Series 2006-D Class 3A1
05/20/36	2.868%	4,239,701	3,770,341

Banc of America Funding Trust(e) CMO Series 2006-3 Class 4A14
03/25/36	6.000%	3,599,149	3,634,633
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	3,469,352	3,364,842

Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A(a)(b)(e)
01/28/33	2.981%	530,274	527,411

CAM Mortgage Trust CMO Series 2014-1 Class A(a)(b)(e)
12/15/53	3.352%	380,218	380,349

Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3(e)
09/25/37	6.000%	2,320,041	2,429,354

Citigroup Mortgage Loan Trust, Inc.(a)(b)(e) CMO Series 2012-7 Class 12A1
03/25/36	2.613%	1,017,546	1,034,488
CMO Series 2012-9 Class 1A1
02/20/36	5.075%	1,717,982	1,754,985
CMO Series 2013-2 Class 1A1
11/25/37	5.934%	1,715,421	1,753,246

Citigroup Mortgage Loan Trust, Inc.(a)(e) CMO Series 2012-A Class A
06/25/51	2.500%	1,578,187	1,538,691

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)(e) CMO Series 2005-8 Class 1A1A
10/25/35	2.564%	4,517,756	3,808,631

Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1(b)(e)
09/25/47	2.848%	1,988,965	1,730,406

Credit Suisse First Boston Mortgage Securities Corp.(b)(e) CMO Series 2004-AR6 Class 2A1
10/25/34	2.698%	1,712,706	1,732,790

Credit Suisse First Boston Mortgage Securities Corp.(e) CMO Series 2005-11 Class 8A9
12/25/35	5.250%	867,031	879,784

Credit Suisse Mortgage Capital Certificates(a)(b)(e) CMO Series 2011-16R Class 7A3
12/27/36	3.500%	645,496	656,317
CMO Series 2011-17R Class 3A1
10/27/35	2.355%	2,145,586	2,152,009
CMO Series 2012-4R Class 8A1
06/27/47	2.054%	1,156,574	1,156,658
CMO Series 2013-IVR3 Class A2
05/25/43	3.000%	2,942,980	2,745,915

Downey Savings & Loan Association Mortgage Loan Trust(b)(e) CMO Series 2005-AR6 Class 2A1A
10/19/45	0.444%	3,875,198	3,449,627
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.354%	4,206,281	3,629,200

First Horizon Asset Securities, Inc. CMO Series 2007-AR1 Class 1A1(b)(e)
05/25/37	2.596%	1,204,084	985,578

GCAT Series 2013-RP1 Class A1(a)(b)(e)
06/25/18	3.500%	2,040,404	2,000,733

GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1(b)(e)
04/25/36	2.655%	4,460,412	4,191,578

GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A(b)(e)
01/25/47	0.336%	3,344,974	3,067,411

Indymac Index Mortgage Loan Trust CMO Series 2006-AR3 Class 1A1(b)(e)
12/25/36	2.611%	3,811,720	3,314,329

JPMorgan Mortgage Trust(e) CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	2,585,694	2,582,834
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	1,455,701	1,444,766

Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4(a)(b)(e)
10/26/36	3.250%	403,259	402,135

Lehman XS Trust(b)(e) CMO Series 2006-10N Class 1A3A
07/25/46	0.366%	4,925,576	3,832,516
Series 2005-4 Class 1A3
10/25/35	0.556%	3,969,587	3,855,735
Series 2005-5N Class 3A1A
11/25/35	0.456%	5,883,677	5,182,295

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1(b)(e)
04/25/46	0.366%	2,991,737	2,259,929

MASTR Alternative Loans Trust CMO Series 2004-12 Class 4A1(e)
12/25/34	5.500%	2,126,103	2,313,166

Morgan Stanley Re-Remic Trust(a)(b)(e) CMO Series 2013-R1 Class 4A
12/26/36	2.077%	1,689,617	1,713,500
CMO Series 2013-R2 Class 1A
10/26/36	2.012%	3,495,844	3,501,087
CMO Series 2013-R3 Class 10A
10/26/35	2.654%	632,158	648,828
CMO Series 2013-R8 Class 12A
09/26/36	2.499%	676,875	683,962

Morgan Stanley Resecuritization Trust(a)(b)(e) CMO Series 2013-R9 Class 2A
06/26/46	2.703%	1,066,175	1,089,956
CMO Series 2013-R9 Class 3A
05/26/36	2.487%	3,111,377	3,143,076
CMO Series 2013-R9 Class 4A
06/26/46	2.596%	1,615,967	1,641,031

MortgageIT Trust CMO Series 2005-5 Class A1(b)(e)
12/25/35	0.416%	4,487,815	4,175,337

Nomura Asset Acceptance Corp.(b)(e) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.669%	126,903	129,601
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	803,720	820,612

Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1(a)(b)(e)
01/26/37	0.331%	1,544,131	1,473,013

RALI Trust(b)(e) CMO Series 2005-QA4 Class A41
04/25/35	3.032%	2,913,111	2,874,448

RALI Trust(b)(e)(f)(i) CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.410%	102,818,222	1,611,573
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.592%	51,390,092	999,897
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.176%	103,520,659	699,386

RFMSI Trust(b)(e)
CMO Series 2005-SA5 Class 1A
11/25/35	2.870%	3,458,374	2,755,190
CMO Series 2006-SA4 Class 2A1
11/25/36	3.560%	1,082,033	933,787

Residential Mortgage Asset Trust Series 2012-1A Class A1(a)(b)(e)
08/26/52	2.734%	605,899	609,346

Sequoia Mortgage Trust(b)(e) CMO Series 2013-2 Class A1
02/25/43	1.874%	5,313,052	4,690,442
CMO Series 2013-6 Class A2
05/25/43	3.000%	2,884,405	2,693,689

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	29

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(b)(e) CMO Series 2004-20 Class 1A2
01/25/35	2.487%	2,047,685	1,950,656
CMO Series 2006-5 Class 1A1
06/25/36	2.638%	4,367,557	3,470,055
CMO Series 2007-5 Class 2A1
06/25/37	4.630%	2,251,515	1,890,384

Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(b)(e)
12/25/34	4.740%	126,672	129,695

Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1(a)(b)(e)
11/25/53	3.960%	694,965	694,198

WaMu Mortgage Pass-Through Certificates(b)(e) CMO Series 2003-AR8 Class A
08/25/33	2.418%	1,805,621	1,834,451
CMO Series 2005-AR11 Class A1A
08/25/45	0.476%	3,287,273	3,057,499
CMO Series 2005-AR17 Class A1A1
12/25/45	0.426%	7,516,295	6,901,564
CMO Series 2005-AR19 Class A1A1
12/25/45	0.426%	4,226,960	3,916,115
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.466%	2,371,698	2,290,590
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.446%	3,238,817	3,007,799
CMO Series 2005-AR9 Class A1A
07/25/45	0.476%	3,136,635	2,967,530
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.071%	5,116,947	4,796,749
CMO Series 2006-AR5 Class A12A
06/25/46	1.111%	1,519,678	1,476,677
CMO Series 2007-HY1 Class 4A1
02/25/37	2.487%	3,528,242	3,087,600
CMO Series 2007-HY3 Class 1A1
03/25/37	2.250%	1,627,167	1,321,676

Washington Mutual Alternative Mortgage Pass-Through Certificates(b)(e) CMO Series 2007-OA3 Class 5A
04/25/47	2.034%	2,916,540	2,105,768
CMO Series 2007-OC2 Class A3
06/25/37	0.466%	6,528,454	5,008,375

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR17 Class A1(b)(e)
10/25/36	2.612%	2,917,105	2,795,890

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $184,265,382)			199,652,010

Commercial Mortgage-Backed Securities — Agency 1.9%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K020 Class A2(e)
05/25/22	2.373%	7,685,000	7,399,860

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)(e) Series 2012-M12 Class 1A
08/25/22	2.840%	8,628,102	8,678,320
Series 2012-M15 Class A
10/25/22	2.656%	7,731,741	7,632,075

Federal National Mortgage Association(e)
09/01/20	3.584%	5,510,441	5,858,778
12/01/20	3.763%	4,751,113	5,056,088
11/01/20	3.375%	5,433,980	5,708,000
04/01/21	4.378%	5,772,417	6,343,616
06/01/21	4.425%	6,921,891	7,645,329
04/01/23	2.460%	8,222,502	7,939,568
10/01/22	2.646%	7,057,976	6,952,362
12/01/20	3.522%	5,802,505	6,144,737

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $77,990,514)			75,358,733

Commercial Mortgage-Backed Securities — Non-Agency 5.0%
Aventura Mall Trust Series 2013-AVM Class D(a)(b)(e)
12/05/32	3.743%	810,000	799,334

Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4(b)(e)
09/10/47	5.183%	4,450,000	4,718,900

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-4 Class AM(b)(e)
02/10/51	5.842%	2,300,000	2,565,526

COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4(b)(e)
05/15/46	5.770%	3,535,000	3,932,210

Citigroup Commercial Mortgage Trust(e) Series 2006-C5 Class A4
10/15/49	5.431%	1,588,000	1,738,036
Series 2013-GC11 Class AS
04/10/46	3.422%	2,200,000	2,128,471

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(b)(e)
07/15/44	5.219%	830,000	876,198

Commercial Mortgage Pass-Through Certificates Series 2005-C6 Class A5A(b)(e)
06/10/44	5.116%	4,629,383	4,856,431

Commercial Mortgage Trust(a)(b)(e) Series 2013-CR8 Class B
06/10/46	3.971%	5,500,000	5,422,054

Commercial Mortgage Trust(e) Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,193,956

Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(b)(e)
06/15/39	5.678%	1,781,544	1,949,914

Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(a)(b)(e)
09/18/39	5.467%	1,458,021	1,583,751

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBRR Trust(a)(b)(e) Series 2013-EZ2 Class A
02/25/45	0.853%	4,296,030	4,275,624

DBRR Trust(a)(e) Series 2012-EZ1 Class A
09/25/45	0.946%	2,972,084	2,972,241
09/25/45	1.393%	581,000	580,095
09/25/45	2.062%	2,574,943	2,578,661

DBUBS Mortgage Trust Series 2011-LC3A Class A2(e)
08/10/44	3.642%	5,200,000	5,455,694

FREMF Mortgage Trust Series 2014-K714 Class B(a)(b)(e)
01/25/47	3.856%	1,000,000	1,000,697

GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(b)(e)
06/10/48	4.772%	651,000	669,203

GS Mortgage Securities Corp. II(b)(e) Series 2007-GG10 Class A4
08/10/45	5.806%	2,726,515	3,009,691

GS Mortgage Securities Corp. II(e) Series 2011-GC5 Class A4
08/10/44	3.707%	5,000,000	5,198,550

GS Mortgage Securities Trust Series 2007-GG10 Class AM(b)(e)
08/10/45	5.806%	1,470,000	1,539,475

General Electric Capital Assurance Co.(a)(b)(e) Series 2003-1 Class A4
05/12/35	5.254%	731,991	757,985
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	1,947,873

Greenwich Capital Commercial Funding Corp.(b)(e) Series 2005-GG5 Class AM
04/10/37	5.277%	3,217,000	3,417,339
Series 2006-GG7 Class AM
07/10/38	5.820%	2,095,000	2,295,282

Greenwich Capital Commercial Funding Corp.(e) Series 2007-GG11 Class A4
12/10/49	5.736%	5,475,000	6,126,025
Series 2007-GG9 Class A4
03/10/39	5.444%	4,885,000	5,385,009

JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class B(e)
11/15/45	4.927%	4,400,000	4,578,008

JPMorgan Chase Commercial Mortgage Securities Corp.(e) Series 2006-LDP8 Class A4
05/15/45	5.399%	5,293,092	5,763,569

JPMorgan Chase Commercial Mortgage Securities Trust(b)(e) Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,102,117	1,128,378
Series 2005-LDP5 Class A3
12/15/44	5.267%	4,020,400	4,076,283
JPMorgan Chase Commercial Mortgage Securities Trust(e) Series 2005-CB12 Class A4
09/12/37	4.895%	4,650,000	4,859,264

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-LDP2 Class A3
07/15/42	4.697%	489,065	495,815
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,421,946	1,457,075

LB-UBS Commercial Mortgage Trust(b)(e) Series 2006-C4 Class AM
06/15/38	5.857%	700,000	767,739
Series 2007-C7 Class A3
09/15/45	5.866%	944,730	1,076,123

LB-UBS Commercial Mortgage Trust(e) Series 2005-C3 Class A5
07/15/30	4.739%	1,358,376	1,405,279
Series 2006-C1 Class A4
02/15/31	5.156%	1,187,000	1,259,142
Series 2007-C2 Class A3
02/15/40	5.430%	6,631,302	7,330,838

Merrill Lynch/Countrywide Commercial Mortgage Trust(b)(e) Series 2007-6 Class A4
03/12/51	5.485%	3,885,000	4,301,429
Series 2007-8 Class A3
08/12/49	5.894%	5,075,000	5,708,522

Morgan Stanley Capital I, Inc.(b)(e) Series 2006-T23 Class A4
08/12/41	5.810%	7,095,000	7,780,675
Series 2007-IQ15 Class A4
06/11/49	5.907%	6,135,000	6,880,623
Series 2007-IQ16 Class AM
12/12/49	6.099%	3,000,000	3,403,296
Series 2007-T27 Class A4
06/11/42	5.650%	4,589,000	5,176,319

Morgan Stanley Capital I, Inc.(e) Series 2007-IQ16 Class A4
12/12/49	5.809%	1,000,000	1,122,080

Morgan Stanley Re-Remic Trust(a)(b)(e) Series 2009-GG10 Class A4B
08/12/45	5.806%	2,220,000	2,446,300
Series 2010-GG10 Class A4A
08/15/45	5.806%	6,908,528	7,559,249

RIAL(a)(e)
06/20/28	2.500%	597,127	597,127

Rialto Real Estate Fund Series 2013-LT2 Class A(a)(e)
05/22/28	2.833%	600,627	603,686

SMA 1 LLC Series 2012-LV1 Class A(a)(e)
08/20/25	3.500%	196,573	196,847

TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(b)(e)
08/15/39	5.546%	417,316	427,323

UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS(e)
04/10/46	3.469%	800,000	780,219

UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS(a)(e)
01/10/45	5.154%	3,600,000	3,980,704

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	31

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust(e) Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,060,298
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,618,179
Series 2012-C7 Class A2
06/15/45	3.431%	7,495,000	7,553,653
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,822,385
Series 2013-C18 Class A2
12/15/46	3.027%	1,440,000	1,495,306

Wachovia Bank Commercial Mortgage Trust(b)(e) Series 2005-C20 Class A7
07/15/42	5.118%	4,387,442	4,603,409
Series 2006-C24 Class A3
03/15/45	5.558%	1,547,000	1,666,507
Series 2006-C27 Class AM
07/15/45	5.795%	1,595,000	1,742,531

Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A4(b)(e)
07/15/46	4.218%	5,090,000	5,352,468

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $203,604,502)			200,050,873

Asset-Backed Securities — Agency 1.0%
Small Business Administration Participation Certificates Series 2012-20C Class 1
03/01/32	2.510%	540,331	524,982
Series 2012-20G Class 1
07/01/32	2.380%	477,538	461,878
Series 2012-20J Class 1
10/01/32	2.180%	910,541	864,185
Series 2012-20L Class 1
12/01/32	1.930%	498,876	464,482
Series 2013-20A Class 1
01/01/33	2.130%	1,273,399	1,197,810
Series 2013-20B Class 1
02/01/33	2.210%	5,274,876	4,982,155
Series 2013-20C Class 1
03/01/33	2.220%	4,215,831	3,982,856
Series 2013-20D Class 1
04/01/33	2.080%	4,692,173	4,414,240
Series 2013-20F Class 1
06/01/33	2.450%	2,594,409	2,491,648
Series 2013-20G Class 1
07/01/33	3.150%	1,278,838	1,284,272
Series 2013-20H Class 1
08/01/33	3.160%	5,425,508	5,449,750
Series 2013-20I Class 1
09/01/33	3.620%	3,645,000	3,758,100
Series 2013-20K Class 1
11/01/33	3.380%	1,575,000	1,603,047
Series 2014-20B Class 1
02/01/34	3.230%	1,525,000	1,523,152

Small Business Administration Participation Certificates Series 2013-20L Class 1
12/01/33	3.380%	5,225,000	5,303,950

Asset-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-20A Class 1
01/01/34	3.460%	2,300,000	2,343,285

Total Asset-Backed Securities — Agency
(Cost: $41,402,538)			40,649,792

Asset-Backed Securities — Non-Agency 6.2%
ARES XXVI CLO Ltd. Series 2013-1A Class A(a)(b)
04/15/25	1.339%	3,380,000	3,325,910

Academic Loan Funding Trust Series 2012-1A Class A2(a)(b)
12/27/44	1.256%	3,500,000	3,523,810

Access Group, Inc. Series 2005-2 Class A3(b)
11/22/24	0.416%	1,860,107	1,828,766

Aircastle Aircraft Lease-Backed Trust Series 2007-1A Class G1(a)(b)
06/14/37	0.467%	2,458,874	2,325,111

Ally Auto Receivables Trust Series 2013-2 Class A3
01/15/18	0.790%	3,660,000	3,671,404

Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,197,640

American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	2,715,000	2,720,562

Argent Securities, Inc. Series 2005-W2 Class A2B1(b)
10/25/35	0.356%	3,300,997	3,280,669

Atrium X(a)(b) Series 10A Class A
07/16/25	1.357%	2,885,000	2,841,298
Series 10A Class B1
07/16/25	1.887%	1,250,000	1,225,724

BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	2,605,000	2,608,419

Beacon Container Finance LLC Series 2012-1A Class A(a)
09/20/27	3.720%	2,580,665	2,595,625

Brazos Higher Education Authority Series 2005-1 Class 1A3(b)
09/26/22	0.356%	2,750,000	2,721,690

CIT Education Loan Trust Series 2007-1 Class B(a)(b)
06/25/42	0.546%	1,295,038	1,199,356

Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	8,215,000	8,219,667

Carlyle Global Market Strategies Series 2013-2A Class A1(a)(b)
04/18/25	1.387%	1,420,000	1,403,370

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Issuance Trust Series 2013-A8 Class A8
10/15/18	1.010%	8,060,000	8,082,749

Citibank Credit Card Issuance Trust Series 2013-A6 Class A6
09/07/18	1.320%	9,065,000	9,166,329

Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(b)
06/25/37	5.849%	409,726	411,189

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1 Class A2B(b)
09/25/36	0.316%	3,414,887	1,744,382

Countrywide Asset-Backed Certificates(b) Series 2005-1 Class MV3
07/25/35	0.636%	3,505,000	3,390,225
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	644,030	615,049
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,142,484	1,131,216

Credit-Based Asset Servicing and Securitization LLC(b)
Series 2005-CB7 Class AF3
11/25/35	4.202%	2,198,820	2,191,621
Series 2007-CB1 Class AF3
01/25/37	4.326%	5,289,665	2,522,409

Cronos Containers Program Ltd.(a)
Series 2012-1A Class A
05/18/27	4.210%	1,237,500	1,243,589
Series 2012-2A Class A
09/18/27	3.810%	2,575,000	2,615,224

Crown Castle Towers LLC Senior Secured(a)
01/15/37	5.495%	2,000,000	2,185,140

EFS Volunteer No. 2 LLC Series 2012-1 Class A2(a)(b)
03/25/36	1.508%	2,700,000	2,753,703

Education Loan Asset-Backed Trust I Series 2013-1 Class A2(a)(b)
04/26/32	0.956%	4,650,000	4,541,399

Educational Funding of the South, Inc. Series 2011-1 Class A2(b)
04/25/35	0.889%	6,000,000	5,970,534

Educational Services of America, Inc. Series 2012-2 Class A(a)(b)
04/25/39	0.886%	3,224,361	3,240,834

First Franklin Mortgage Loan Asset-Backed Certificates(b) Series 2006-FF18 Class A2D
12/25/37	0.366%	5,254,615	3,138,928
Series 2007-FF2 Class A2B
03/25/37	0.256%	7,399,214	4,494,187

Ford Credit Auto Owner Trust Series 2013-D Class A3
04/15/18	0.670%	5,400,000	5,400,047

GE Business Loan Trust(a)(b) Series 2004-1 Class A
05/15/32	0.445%	1,610,419	1,545,934
Series 2004-2A Class A
12/15/32	0.375%	1,449,554	1,374,722

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-2A Class B
11/15/33	0.655%	1,959,588	1,795,234

Goal Capital Funding Trust Series 2006-1 Class B(b)
08/25/42	0.685%	1,649,010	1,452,004

HSBC Home Equity Loan Trust Series 2007-3 Class APT(b)
11/20/36	1.354%	4,949,115	4,911,111

Henderson Receivables LLC Series 2013-3A Class A(a)
01/17/73	4.080%	2,960,152	3,020,335

Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	4,335,000	4,343,031

ING Investment Management CLO V Ltd. Series 2007-5A Class A1A(a)(b)
05/01/22	0.468%	6,302,000	6,171,920

JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4(b)
11/25/36	0.286%	3,595,355	3,556,773

Long Beach Mortgage Loan Trust Series 2005-1 Class M1(b)
02/25/35	0.906%	840,571	837,944

MAPS CLO Fund II, Ltd. Series 2007-2A Class A1(a)(b)
07/20/22	0.477%	2,875,000	2,783,218

Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	3,025,000	3,025,277

Mid-State Trust Series 7 Class A
10/15/36	6.340%	2,192,886	2,305,649

Mid-State Trust(a) Series 2006-1 Class A
10/15/40	5.787%	1,656,579	1,745,234

Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3(b)
07/20/43	1.204%	3,000,000	2,942,418

Mountain View CLO III Ltd. Series 2007-3A Class A1(a)(b)
04/16/21	0.452%	6,748,812	6,681,823

Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3(b)
04/25/37	0.406%	7,509,000	5,388,736

Nelnet Student Loan Trust(a)(b) Series 2012-5A Class A
10/27/36	0.756%	3,635,234	3,615,869

Nelnet Student Loan Trust(b) Series 2008-3 Class A4
11/25/24	1.885%	4,270,000	4,435,416

Newcastle Mortgage Securities Trust Series 2006-1 Class A3(b)
03/25/36	0.336%	972,518	961,038

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	33

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,700,000	1,704,325

Nissan Auto Receivables Owner Trust Series 2013-C Class A3
08/15/18	0.670%	5,539,000	5,538,758

Nomad CLO Ltd. Series 2013-1A Class A1(a)(b)
01/15/25	1.439%	3,525,000	3,475,572

OHA Credit Partners VIII Ltd.(a)(b) Series 2013-8A Class A
04/20/25	1.357%	1,600,000	1,575,096
Series 2013-8A Class B
04/20/25	1.887%	2,000,000	1,980,644

Park Place Securities, Inc.(b) Series 2004-WWF1 Class M2
12/25/34	1.176%	3,231,389	3,224,183
Series 2005-WCW1 Class A3D
09/25/35	0.496%	971,093	968,035

Porsche Innovative Lease Owner Trust Series 2013-1 Class A3(a)
08/22/16	0.700%	2,600,000	2,604,786

Race Point VIII CLO Ltd. Series 2013-8A Class A(a)(b)
02/20/25	1.485%	3,750,000	3,714,825

Residential Asset Mortgage Products, Inc. Series 2006-RS3 Class A3(b)
05/25/36	0.356%	1,482,205	1,410,453

SG Mortgage Securities Trust Series 2005-OPT1 Class A3(b)
10/25/35	0.506%	2,963,021	2,875,826

SLC Student Loan Trust Series 2006-2 Class A5(b)
09/15/26	0.343%	4,000,000	3,890,848

SLM Private Education Loan Trust Series 2013-B Class A2B(a)(b)
06/17/30	1.255%	1,200,000	1,188,298

SLM Student Loan Trust(b) Series 2004-8 Class B
01/25/40	0.699%	805,191	724,303
Series 2007-6 Class B
04/27/43	1.089%	1,145,861	1,021,896
Series 2008-2 Class B
01/25/29	1.439%	1,165,000	1,055,057
Series 2008-3 Class B
04/25/29	1.439%	1,165,000	1,076,481
Series 2008-4 Class A4
07/25/22	1.889%	4,250,000	4,434,475
Series 2008-4 Class B
04/25/29	2.089%	1,165,000	1,147,798
Series 2008-5 Class B
07/25/29	2.089%	1,165,000	1,146,559
Series 2008-6 Class B
07/25/29	2.089%	1,165,000	1,148,438
Series 2008-7 Class B
07/25/29	2.089%	1,165,000	1,137,886
Series 2008-8 Class B
10/25/29	2.489%	1,165,000	1,197,481

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-9 Class B
10/25/29	2.489%	1,165,000	1,191,313
Series 2011-1 Class A2
10/25/34	1.306%	3,285,000	3,365,187
Series 2012-7 Class A3
05/26/26	0.806%	4,000,000	3,997,572

SMART Trust Series 2012-1USA Class A4A(a)
12/14/17	2.010%	1,349,000	1,360,518

SVO VOI Mortgage Corp. Series 2012-AA Class A(a)
09/20/29	2.000%	1,439,801	1,439,698

Scholar Funding Trust Series 2011-A Class A(a)(b)
10/28/43	1.135%	1,507,259	1,507,756

Sierra Receivables Funding Co. LLC Series 2012-3A Class A(a)
08/20/29	1.870%	1,257,780	1,263,826

Symphony CLO V Ltd. Series 2007-5A Class A1(a)(b)
01/15/24	0.989%	3,260,000	3,198,246

TAL Advantage LLC Series 2006-1A(a)(b)
04/20/21	0.344%	1,007,500	995,362

Triton Container Finance LLC Series 2012-1A Class A(a)
05/14/27	4.210%	1,732,500	1,742,003

Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	3,510,000	3,514,270

WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3(b)
01/25/37	0.306%	6,835,609	3,859,556

Total Asset-Backed Securities — Non-Agency
(Cost: $240,192,738)			248,098,791

Inflation-Indexed Bonds 4.2%
United States 4.2%
U.S. Treasury Inflation-Indexed Bond
07/15/14	2.000%	22,285,389	22,765,907
04/15/15	0.500%	16,173,715	16,570,473
04/15/16	0.125%	44,713,553	46,233,099
04/15/17	0.125%	57,336,233	59,517,704
04/15/18	0.125%	4,980,360	5,157,785
01/15/24	0.625%	10,986,690	11,136,900
01/15/28	1.750%	1,334,904	1,491,129
02/15/41	2.125%	2,069,850	2,474,116
02/15/44	1.375%	2,939,882	2,983,522

Total			168,330,635

Total Inflation-Indexed Bonds
(Cost: $168,515,436)			168,330,635

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

U.S. Treasury Obligations 6.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/15	0.250%	13,000,000	13,001,014
05/31/16	1.750%	7,500,000	7,722,660
09/30/17	0.625%	17,400,000	17,186,572
09/30/17	1.875%	8,000,000	8,252,496
11/30/17	0.625%	3,250,000	3,199,219
11/30/18	1.250%	11,000,000	10,906,324
09/30/19	1.000%	11,000,000	10,567,733
10/31/19	1.250%	23,000,000	22,376,493
05/15/22	1.750%	3,300,000	3,139,641
08/15/23	2.500%	5,100,000	5,059,756
02/15/36	4.500%	2,700,000	3,163,217
08/15/42	2.750%	3,000,000	2,544,375
05/15/43	2.875%	10,900,000	9,448,937
11/15/43	3.750%	63,665,000	65,555,086

U.S. Treasury(h)
04/30/17	0.875%	75,000,000	75,205,050

Total U.S. Treasury Obligations
(Cost: $257,926,949)			257,328,573

U.S. Government & Agency Obligations 7.1%
Federal Home Loan Banks(b)
05/26/28	0.750%	8,870,000	8,685,642

Federal Home Loan Mortgage Corp.
12/05/14	0.350%	10,000,000	10,014,940

Federal National Mortgage Association
10/22/15	0.500%	7,660,000	7,682,957
02/12/18	8.950%	9,612,000	12,412,322

Residual Funding Corp.(k) STRIPS
10/15/19	0.000%	12,279,000	10,995,366
10/15/20	0.000%	4,625,000	3,967,862

U.S. Treasury
12/31/15	0.250%	14,055,000	14,048,408
01/31/16	0.375%	3,100,000	3,104,359
01/15/17	0.750%	10,322,000	10,351,841
02/28/19	1.500%	5,835,000	5,831,808
12/31/20	2.375%	890,000	906,410
01/31/21	2.125%	11,465,000	11,472,166
02/15/24	2.750%	106,886,000	107,720,993

U.S. Treasury(h)
01/31/19	1.500%	78,363,000	78,393,640

Total U.S. Government & Agency Obligations
(Cost: $285,390,208)			285,588,714

Foreign Government Obligations(l)(m) 1.6%
Argentina —%
Argentina Boden Bonds
10/03/15	7.000%	180,000	173,700

Argentina Republic Government International Bond Senior Unsecured(b)
12/15/35	0.000%	850,000	70,125

Total			243,825

Foreign Government Obligations(l)(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Armenia —%
Republic of Armenia Senior Unsecured(a)
09/30/20	6.000%	200,000	205,075

Bahrain —%
Bahrain Government International Bond Senior Unsecured(a)
08/01/23	6.125%	200,000	221,100

Brazil 0.4%
Brazilian Government International Bond
01/15/18	8.000%	222,222	248,556
Senior Unsecured
01/17/17	6.000%	4,000,000	4,464,000
01/20/34	8.250%	328,000	423,940
01/07/41	5.625%	2,682,000	2,628,360

Petrobras Global Finance BV
05/20/23	4.375%	1,750,000	1,586,678

Petrobras Global Finance BV(b)
05/20/16	1.855%	5,025,000	4,970,268

Petrobras International Finance Co.
01/27/21	5.375%	200,000	200,452
01/27/41	6.750%	1,820,000	1,759,385

Total			16,281,639

Chile —%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	730,000	667,950

Codelco Senior Unsecured(a)
07/17/22	3.000%	200,000	186,704

Total			854,654

China —%
Sinopec Group Overseas Development 2013 Ltd.(a)
10/17/23	4.375%	200,000	199,904

Colombia 0.1%
Colombia Government International Bond Senior Unsecured
01/27/17	7.375%	200,000	231,000
09/18/37	7.375%	100,000	124,750
01/18/41	6.125%	2,273,000	2,493,383

Corporación Andina de Fomento
06/15/22	4.375%	400,000	407,913
Senior Unsecured
06/04/19	8.125%	1,400,000	1,725,964

Total			4,983,010

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	35

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Foreign Government Obligations(l)(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Croatia —%
Hrvatska Elektroprivreda Senior Unsecured
11/09/17	6.000%	200,000	207,500

France 0.1%
Electricite de France SA(a)(b)
12/31/49	5.625%	2,700,000	2,686,500
Subordinated Notes
12/31/49	5.250%	2,470,000	2,487,290

Total			5,173,790

Hungary —%
Hungary Government International Bond Senior Unsecured
02/19/18	4.125%	70,000	71,168

Iceland —%
Iceland Government International Bond
06/16/16	4.875%	100,000	105,375

Indonesia 0.1%
Indonesia Government International Bond Senior Unsecured
01/17/18	6.875%	100,000	114,000
03/04/19	11.625%	200,000	270,250

Majapahit Holding BV
01/20/20	7.750%	200,000	229,500

PT Pertamina Persero Senior Unsecured
05/03/22	4.875%	200,000	193,600

PT Pertamina Persero(a) Senior Unsecured
05/20/23	4.300%	200,000	183,000

Perusahaan Penerbit SBSN(a)
03/15/19	6.125%	1,500,000	1,635,000

Total			2,625,350

Italy —%
Republic of Italy Senior Unsecured
09/27/23	6.875%	1,270,000	1,534,287

Lithuania —%
Lithuania Government International Bond Senior Unsecured
03/09/21	6.125%	110,000	127,017

Mexico 0.3%
Mexico Government International Bond Senior Unsecured
03/19/19	5.950%	220,000	256,080
01/15/20	5.125%	200,000	224,000

Foreign Government Obligations(l)(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/22	3.625%	1,500,000	1,511,250
03/08/44	4.750%	620,000	578,150

Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,725,537

Petroleos Mexicanos
07/18/18	3.500%	55,000	57,063
05/03/19	8.000%	300,000	366,750

Petroleos Mexicanos(b)
07/18/18	2.257%	75,000	77,812

Total			9,796,642

Morocco —%
Morocco Government International Bond Senior Unsecured
12/11/22	4.250%	200,000	193,500

Norway 0.2%
Kommunalbanken AS Senior Unsecured(a)
05/23/18	1.125%	8,860,000	8,720,632

Panama —%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%	100,000	115,125

Peru —%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	150,000	191,250

Philippines —%
Power Sector Assets & Liabilities Management Corp.
11/02/16	6.875%	200,000	225,500
05/27/19	7.250%	200,000	239,500

Total			465,000

Poland 0.1%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	1,450,000	1,591,375
01/22/24	4.000%	250,000	252,067

Total			1,843,442

Qatar 0.1%
Nakilat, Inc. Senior Secured(a)
12/31/33	6.067%	1,723,000	1,850,071

Romania —%
Romanian Government International Bond(a) Senior Unsecured
01/22/24	4.875%	18,000	18,403
01/22/44	6.125%	12,000	12,595

Total			30,998

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Foreign Government Obligations(l)(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.1%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured(a)
11/27/23	6.000%	200,000	201,295

Gazprom OAO Via Gaz Capital SA Senior Unsecured
04/28/34	8.625%	350,000	412,125

Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(a)
07/25/18	5.100%	200,000	202,048

Russian Foreign Bond — Eurobond Senior Unsecured(b)
03/31/30	7.500%	672,100	779,636

VTB Bank OJSC Via VTB Capital SA
Senior Unsecured
04/12/17	6.000%	200,000	211,500
02/22/18	6.315%	200,000	213,950

Total			2,020,554

Sri Lanka —%
Sri Lanka Government International Bond Senior Unsecured
10/04/20	6.250%	180,000	189,000

Supra-National —%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%	300,000	318,174

Trinidad and Tobago —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured
05/08/22	6.000%	177,084	187,708

Turkey —%
Turkey Government International Bond
Senior Unsecured
09/26/16	7.000%	200,000	219,500
03/30/21	5.625%	900,000	936,900

Total			1,156,400

Ukraine —%
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%	195,000	173,550

United Arab Emirates —%
Emirate of Dubai Government Bonds Senior Unsecured
01/30/43	5.250%	200,000	177,500

Uruguay —%
Uruguay Government International Bond
11/18/22	8.000%	100,000	126,050

Foreign Government Obligations(l)(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	3,000,000	2,422,500
04/12/27	5.375%	500,000	272,500
Senior Unsecured
10/28/14	4.900%	200,000	188,795
10/28/15	5.000%	280,000	232,120

Venezuela Government International Bond Senior Unsecured
10/13/19	7.750%	250,000	178,750

Total			3,294,665

Total Foreign Government Obligations
(Cost: $64,925,187)			63,683,955

Municipal Bonds 1.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.3%
Los Angeles Unified School District Series 2009
07/01/34	5.750%	655,000	773,005

State of California Unlimited General Obligation Bonds Build America Bonds Series 2010
03/01/40	7.625%	800,000	1,112,600
11/01/21	5.700%	3,000,000	3,544,710
03/01/22	6.650%	750,000	906,765
Taxable-Various Purpose Series 2009
10/01/19	6.200%	1,025,000	1,222,025
Series 2010
03/01/19	6.200%	2,700,000	3,173,661

Total			10,732,766

Florida —%
State Board of Administration Finance Corp. Series 2013A
07/01/16	1.298%	1,290,000	1,300,965

Georgia 0.1%
State of Georgia
10/01/23	4.000%	1,795,000	2,013,793

Illinois 0.4%
City of Chicago Waterworks Series 2010
11/01/40	6.742%	425,000	494,092

State of Illinois Revenue Bonds Series 2013 Sales Tax
06/15/28	3.350%	2,500,000	2,301,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	37

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds Build America Bonds Series 2010
07/01/21	6.200%	1,000,000	1,091,250
Taxable Build America Bonds Series 2010
02/01/35	6.630%	4,265,000	4,650,812
Taxable Pension Series 2003
06/01/18	4.350%	4,000,000	4,191,240
Taxable Pension Bonds Series 2003
06/01/33	5.100%	1,500,000	1,476,210

Total			14,204,729

Kentucky 0.2%
Kentucky Asset Liability Commission Series 2010
04/01/18	3.165%	6,669,907	6,916,560

Ohio 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/29	3.985%	2,295,000	2,210,774
Series 2013-B
01/01/35	4.532%	2,160,000	2,095,416

Total			4,306,190

Puerto Rico —%
Puerto Rico Sales Tax Financing Corp.(n) 1st Subordinated Revenue Bonds Series 2010C
08/01/41	5.250%	860,000	646,557
Revenue Bonds First Subordinated Series 2009A-1
08/01/43	5.250%	705,000	527,615
First Subordinated Series 2009B
08/01/44	6.500%	285,000	244,433

Total			1,418,605

Texas 0.2%
City of Houston Series 2009-A
03/01/32	6.290%	5,415,000	6,538,450

State of Texas Series 2009
04/01/39	5.517%	2,500,000	2,977,075

Total			9,515,525

Total Municipal Bonds
(Cost: $49,996,360)			50,409,133

Preferred Debt 0.9%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.9%
Citigroup Capital XIII(b)
10/30/40	7.875%	421,350	11,587,125

HSBC Holdings PLC
12/31/49	8.000%	141,550	3,793,540

M&T Bank Corp.(b)
12/31/49	6.375%	4,095	4,074,525
12/31/49	6.375%	435	430,650

PNC Financial Services Group, Inc. (The)(b)
12/31/49	6.125%	144,700	3,776,670

State Street Corp.(b)

12/31/49	5.900%	105,000	2,667,000

U.S. Bancorp(b)
12/31/49	6.500%	184,750	5,104,642

Wells Fargo & Co.(b)
12/31/49	5.850%	85,000	2,107,150

Total			33,541,302

Building Materials —%
Stanley Black & Decker, Inc.
07/25/52	5.750%	60,250	1,421,900

Property & Casualty —%
Allstate Corp. (The)(b)
01/15/53	5.100%	78,900	1,970,922

Total Preferred Debt
(Cost: $37,428,484)			36,934,124

Senior Loans 0.8%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan(b)(o)
02/28/19	6.500%	144,728	143,606

Building Materials —%
Ply Gem Industries, Inc. Term Loan(b)(o)
02/01/21	4.000%	13,000	13,022

Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(b)(o)
02/01/20	4.000%	93,295	93,628

Construction Machinery 0.1%
CPM Acquisition Corp. 1st Lien Term Loan(b)(o)
08/29/17	6.250%	115,744	116,612

North American Lifting Holdings, Inc. 1st Lien Term Loan(b)(o)
12/02/20	5.500%	1,500,000	1,503,750

Total			1,620,362

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Cyclical Services —%
New Breed, Inc. Term Loan(b)(o)
10/01/19	6.000%	94,978	95,057

Diversified Manufacturing —%
Gardner Denver, Inc.(b)(d)(o) Term Loan
07/30/20	4.250%	41,895	41,702

Gardner Denver, Inc.(b)(o) Term Loan
07/30/20	4.250%	20,758	20,662

Total			62,364

Electric —%
Calpine Corp. Term Loan(b)(d)(o)
04/01/18	4.000%	1,496,154	1,502,183

Environmental —%
STI Infrastructure Sarl Term Loan(b)(o)
08/22/20	6.250%	997,500	995,006

Food and Beverage 0.2%
Diamond Foods, Inc. 1st Lien Term Loan(b)(d)(o)
08/20/18	4.250%	22,000	21,986

HJ Heinz Co.(b)(o) Tranche B1 Term Loan
06/07/19	3.250%	6,255,195	6,281,529
Tranche B2 Term Loan
06/05/20	3.500%	1,885,263	1,898,686

New HB Acquisition LLC Tranche B Term Loan(b)(o)
04/09/20	6.750%	78,000	81,023

Windsor Quality Food Co., Ltd. Tranche B Term Loan(b)(o)
02/16/17	5.000%	1,000,000	1,000,000

Total			9,283,224

Gaming 0.1%
Golden Nugget, Inc.(b)(o) Delayed Draw Term Loan
11/06/19	5.500%	300,000	305,244
Term Loan
11/06/19	5.500%	700,000	712,236

Yonkers Racing Corp. 1st Lien Term Loan(b)(o)
08/21/19	4.250%	1,500,000	1,498,125

Total			2,515,605

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gas Distributors —%
Power Buyer LLC(b)(d)(o) 1st Lien Delayed Draw Term Loan
05/06/20	3.765%	94,375	94,080

Power Buyer LLC(b)(o) 1st Lien Delayed Draw Term Loan
05/06/20	3.765%	72,663	72,437

Powerteam Services Term Loan(b)(o)
05/06/20	4.250%	1,329,621	1,325,473

Total			1,491,990

Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan(b)(o)
03/20/20	8.500%	90,000	90,225

Community Health Systems, Inc. Tranche D Term Loan(b)(o)
01/27/21	4.250%	43,000	43,358

ConvaTec, Inc. Term Loan(b)(o)
12/22/16	4.000%	41,693	41,884

U.S. Renal Care, Inc.(b)(o)
2nd Lien Term Loan
01/03/20	10.250%	193,000	197,342
Tranche B2 1st Lien Term Loan
07/03/19	4.250%	236,055	237,531

United Surgical Partners International, Inc. Tranche B Term Loan(b)(o)
04/03/19	4.750%	73,777	74,207

Total			684,547

Independent Energy —%
MEG Energy Corp. Term Loan(b)(o)
03/31/20	3.750%	1,496,185	1,500,628

Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(b)(o)
12/28/20	6.250%	36,000	36,720

Hilton Worldwide Financial LLC Term Loan(b)(o)
10/26/20	3.750%	97,105	97,395

Playa Resorts Holding Term Loan(b)(o)
08/09/19	4.000%	50,873	51,063

Total			185,178

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	39

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media Non-Cable 0.1%
Media General, Inc. Tranche B Term Loan(b)(o)
08/12/20	4.250%	1,000,000	1,008,130

Tribune Co. Term Loan(b)(o)
12/01/20	4.000%	1,500,000	1,498,590

Total			2,506,720

Metals 0.1%
Arch Coal, Inc.(b)(d)(o)
Term Loan
05/16/18	6.250%	29,924	29,502

Arch Coal, Inc.(b)(o)
Term Loan
05/16/18	6.250%	115,707	114,074

Murray Energy Corp. Term Loan(b)(o)
11/21/19	5.250%	1,500,000	1,513,500

Total			1,657,076

Other Industry —%
Gim Channelview Cogen LLC Tranche B Term Loan(b)(o)
05/02/20	4.250%	979,000	981,447

Northeast Wind Capital II Tranche B Term Loan(b)(o)
11/07/20	5.000%	494,687	502,108

Total			1,483,555

Packaging —%
Ardagh Holdings USA, Inc. Tranche B Term Loan(b)(d)(o)
12/17/19	4.000%	43,000	43,161

Exopack Holdings S.A. Term Loan(b)(o)
05/08/19	5.250%	78,000	79,049

Total			122,210

Property & Casualty —%
Asurion LLC(b)(d)(o)
2nd Lien Term Loan
03/03/21	8.500%	208,000	214,500
Tranche B-1 Term Loan
05/24/19	4.500%	23,000	23,033

Asurion LLC(b)(o)
Tranche B1 Term Loan
05/24/19	4.500%	263,802	264,179

Lonestar Intermediate Super Holdings LLC Term Loan(b)(o)
09/02/19	11.000%	401,000	408,772

Total			910,484

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Retailers —%
Neiman Marcus Group, Inc. (The) Term Loan(b)(o)
10/25/20	5.000%	120,698	122,043

Rite Aid Corp. Tranche 1 2nd Lien Term Loan(b)(o)
08/21/20	5.750%	148,000	151,083

Total			273,126

Technology 0.1%
Applied Systems, Inc.(b)(o)
1st Lien Term Loan
01/25/21	4.250%	13,000	13,081
2nd Lien Term Loan
01/24/22	7.500%	15,000	15,311

Blue Coat Systems, Inc. 2nd Lien Term Loan(b)(o)
06/26/20	9.500%	160,000	165,200

First Data Corp. Tranche B Term Loan(b)(o)
09/24/18	4.250%	1,500,000	1,502,505

ION Trading Technologies SARL 2nd Lien Term Loan(b)(o)
05/22/21	8.250%	202,933	204,963

Triple Point Group Holdings, Inc. 2nd Lien Term Loan(b)(o)
07/10/21	9.250%	42,000	38,325

Total			1,939,385

Wirelines 0.1%
Integra Telecom Holdings, Inc.(b)(o)
2nd Lien Term Loan
02/21/20	9.750%	26,000	26,657
Tranche B Term Loan
02/22/19	5.250%	74,437	75,107

Level 3 Financing, Inc. Tranche B-3 Term Loan(b)(o)
08/01/19	4.000%	1,500,000	1,504,500

Total			1,606,264

Total Senior Loans
(Cost: $30,581,267)			30,685,220

Common Stocks —%
Issuer		Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%

Lone Pine Resources Canada Ltd.(i)(j)(p)		25,000	—

Lone Pine Resources Canada Ltd.(i)(j)(q)		3,118	7,499

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer		Shares	Value ($)
Lone Pine Resources, Inc., Class A(i)(j)(p)(q)		3,118	—

Total			7,499

Total Energy			7,499

Total Common Stocks
(Cost: $7,499)			7,499

Treasury Bills 0.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.6%
Federal Home Loan Banks Discount Notes(k)
04/09/14	0.000%	19,985,000	19,984,112

U.S. Treasury Bills
04/17/14	0.000%	5,405,000	5,404,682

U.S. Treasury Bills(h)
03/20/14	0.000%	483,000	482,991

Total			25,871,785

Total Treasury Bills
(Cost: $25,871,822)			25,871,785

Money Market Funds 7.3%
Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund,
0.098%(r)(s)	291,556,347	291,556,347

Total Money Market Funds
(Cost: $291,556,347)		291,556,347

Total Investments
(Cost: $4,197,352,553)		4,232,741,477

Other Assets & Liabilities, Net		(228,746,448)

Net Assets		4,003,995,029

Investments in Derivatives

Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, securities totaling $6,476,427 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO 90 DAY	585	USD	145,657,688	03/2015	126,427	—
EURO 90 DAY	(585)	USD	(144,495,000)	03/2016	—	(24,685)
US 2YR NOTE	2,311	USD	508,131,125	06/2014	92,801	—
US 5YR NOTE	1,171	USD	140,355,334	06/2014	342,107	—
US 10YR NOTE	(3,169)	USD	(394,639,531)	06/2014	—	(1,495,642)
US LONG BOND	(435)	USD	(57,882,188)	06/2014	—	(727,758)
US ULTRA T-BOND	(106)	USD	(15,220,938)	06/2014	—	(302,488)

Total					561,335	(2,550,573)

Credit Default Swap Contracts Outstanding at February 28, 2014

At February 28, 2014, securities totaling $1,723,000 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $138,000 were received from broker as collateral to cover open credit default swap contracts.

At February 28, 2014, securities totaling $3,905,743 were pledged as collateral to cover open centrally cleared credit default swap contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	41

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2014 (continued)

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Morgan Stanley	Barclays Bank, PLC	6/20/2018	1.000	7,230,000	(57,302)	(176,370)	(14,259)	—	(247,931)

JPMorgan	Citigroup, Inc.	6/20/2018	1.000	6,265,000	(76,350)	(20,555)	(12,356)	—	(109,261)

Citibank	Marriott International, Inc.	6/20/2018	1.000	5,260,000	(142,977)	104,748	(10,374)	—	(48,603)

Citibank	H.J. Heinz Company	9/20/2018	1.000	2,970,000	21,152	(85,984)	(5,857)	—	(70,689)

Goldman Sachs International	Home Depot, Inc.	9/20/2018	1.000	6,055,000	(207,006)	162,534	(11,942)	—	(56,414)

Barclays	Morgan Stanley	9/20/2018	1.000	2,745,000	(22,095)	(94,674)	(5,414)	—	(122,183)

Citibank	Morgan Stanley	9/20/2018	1.000	4,120,000	(33,162)	(148,693)	(8,124)	—	(189,979)

Citibank	Nucor Corp.	9/20/2018	1.000	2,645,000	(61,806)	17,225	(5,217)	—	(49,798)

Goldman Sachs International	Nucor Corp.	9/20/2018	1.000	1,060,000	(24,769)	8,286	(2,090)	—	(18,573)

Barclays	Telecom Italia SPA	9/20/2018	1.000	1,080,000	45,725	(96,611)	(2,130)	—	(53,016)

Goldman Sachs International	Bank of America Corp.	12/20/2018	1.000	11,600,000	(173,709)	74,560	(22,878)	—	(122,027)

Citibank	CDX Emerging Markets Index 20-V1	12/20/2018	5.000	3,665,000	(314,075)	236,553	(36,141)	—	(113,663)

Goldman Sachs International	CDX Emerging Markets Index 20-V1	12/20/2018	5.000	6,735,000	(577,161)	502,198	(66,415)	—	(141,378)

Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	1.000	7,900,000	(36,529)	—	(15,581)	—	(52,110)

Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	5.000	63,875,000	(945,587)	—	(629,878)	—	(1,575,465)
Goldman Sachs International	Citigroup, Inc.	12/20/2018	1.000	6,065,000	(60,261)	47,395	(11,961)	—	(24,827)

Barclays	D.R. Horton, Inc.	12/20/2018	1.000	1,155,000	22,396	(50,578)	(2,278)	—	(30,460)

JPMorgan	D.R. Horton, Inc.	12/20/2018	1.000	10,420,000	202,048	(447,714)	(20,551)	—	(266,217)

Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2018	1.000	7,065,000	(37,146)	—	(13,934)	—	(51,080)

Goldman Sachs International	H.J. Heinz Company	12/20/2018	1.000	5,360,000	63,721	(138,541)	(10,571)	—	(85,391)

Barclays	Limited Brands, Inc.	12/20/2018	1.000	6,050,000	190,621	(202,991)	(11,932)	—	(24,302)

Goldman Sachs International	Toll Brothers, Inc.	12/20/2018	1.000	13,510,000	249,905	(578,721)	(26,645)	—	(355,461)

Goldman Sachs International	Home Depot, Inc.	3/20/2019	1.000	10,475,000	(378,259)	360,920	(20,659)	—	(37,998)

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2014 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays	Marriott International, Inc.	3/20/2019	1.000	195,000	(5,368)	4,749	(385)	—	(1,004)

Goldman Sachs International	Textron, Inc.	3/20/2019	1.000	6,100,000	(25,556)	(46,208)	(12,031)	—	(83,795)

Total								—	(3,931,625)

*	Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at February 28, 2014

At February 28, 2014, securities totaling $781 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.816	9/25/2016	USD	106,000	(87)	—	(887)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.825	3/4/2017	USD	20,535,000	(79)	—	(79)

Total								—	(966)

*Centrally	cleared swap contract

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $486,488,212 or 12.15% of net assets.

(b)	Variable rate security.

(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2014, the value of these securities amounted to $121,875, which represents less than 0.01% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(i)	Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $3,318,355, representing 0.08% of net assets. Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)

RALI Trust CMO IO Series 2006-QS18 Class 1AV 12/25/36 0.410%	05/04/12	1,394,409

RALI Trust CMO IO Series 2006-QS9 Class 1AV 07/25/36 0.592%	05/09/12	1,090,571

RALI Trust CMO IO Series 2007-QS1 Class 2AV 01/25/37 0.176%	05/07/12	651,608

Lone Pine Resources Canada Ltd.	02/06/14	—

Lone Pine Resources Canada Ltd.	02/06/14	7,499

Lone Pine Resources Canada Ltd.	02/06/14	—

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2014, the value of these securities amounted to $7,499, which represents less than 0.01% of net assets.

(k)	Zero coupon bond.

(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(m)	Principal and interest may not be guaranteed by the government.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	43

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(n)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2014, the value of these securities amounted to $1,418,605 or 0.04% of net assets.

(o)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)	Negligible market value.

(q)	Non-income producing.

(r)	The rate shown is the seven-day current annualized yield at February 28, 2014.

(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	324,817,096	903,676,036	(936,936,785)	291,556,347	133,627	291,556,347

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	United States Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Airlines	—	32,000,558	9,198,384	41,198,942

All Other Industries	—	1,424,806,397	—	1,424,806,397

Residential Mortgage-Backed Securities — Agency	—	792,529,954	—	792,529,954

Residential Mortgage-Backed Securities — Non-Agency	—	192,476,842	7,175,168	199,652,010

Commercial Mortgage-Backed Securities — Agency	—	75,358,733	—	75,358,733

Commercial Mortgage-Backed Securities — Non-Agency	—	193,322,748	6,728,125	200,050,873

Asset-Backed Securities — Agency	—	40,649,792	—	40,649,792

Asset-Backed Securities — Non-Agency	—	245,773,680	2,325,111	248,098,791

Inflation-Indexed Bonds	—	168,330,635	—	168,330,635

U.S. Treasury Obligations	257,328,573	—	—	257,328,573

U.S. Government & Agency Obligations	231,829,626	53,759,088	—	285,588,714

Foreign Government Obligations	—	63,683,955	—	63,683,955

Municipal Bonds	—	50,409,133	—	50,409,133

Preferred Debt	36,934,124	—	—	36,934,124

Total Bonds	526,092,323	3,333,101,515	25,426,788	3,884,620,626

Equity Securities

Common Stocks

Energy	—	—	7,499	7,499

Total Equity Securities	—	—	7,499	7,499

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	45

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities

Treasury Bills	5,404,682	20,467,103	—	25,871,785

Total Short-Term Securities	5,404,682	20,467,103	—	25,871,785

Other

Senior Loans

Food and Beverage	—	9,202,201	81,023	9,283,224

Lodging	—	148,458	36,720	185,178

All Other Industries	—	21,216,818	—	21,216,818

Total Other	—	30,567,477	117,743	30,685,220

Mutual Funds

Money Market Funds	291,556,347	—	—	291,556,347

Total Mutual Funds	291,556,347	—	—	291,556,347

Investments in Securities	823,053,352	3,384,136,095	25,552,030	4,232,741,477

Derivatives

Assets

Futures Contracts	561,335	—	—	561,335

Liabilities

Futures Contracts	(2,550,573)	—	—	(2,550,573)

Swap Contracts	—	(3,932,591)	—	(3,932,591)

Total	821,064,114	3,380,203,504	25,552,030	4,226,819,648

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Agency ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset- Backed Securities — Non-Agency ($)	Common Stocks ($)	Senior Loans ($)	Total ($)
Balance as of August 31, 2013	15,912,047	6,000,000	21,637,909	11,968,147	5,015,284	—	—	60,533,387

Accrued discounts/premiums	(49,761)	—	—	(768)	39,882	—	(68)	(10,715)

Realized gain (loss)	14,561	—	26,882	1,223	28,436	(1)	—	71,101

Change in unrealized appreciation (depreciation)(a)	436,792	—	116,544	10,875	83,302	—	1,418	648,931

Sales	(1,790,345)	—	(2,387,397)	(5,251,352)	(2,841,793)	—	—	(12,270,887)

Purchases	—	—	97,308	—	—	7,500	—	104,808

Transfers into Level 3	—	—	—	—	—	—	116,393	116,393

Transfers out of Level 3	(5,324,910)	(6,000,000)	(12,316,078)	—	—	—	—	(23,640,988)

Balance as of February 28, 2014	9,198,384	—	7,175,168	6,728,125	2,325,111	7,499	117,743	25,552,030

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

(a)	Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2014 was $659,642, which is comprised of Corporate Bonds & Notes of $436,792, Residential Mortgage-Backed Securities — Non-Agency of $127,255, Commercial Mortgage-Backed Securities — Non-Agency of $10,875, Asset-Backed Securities — Non-Agency of $83,302 and Senior Loans of $1,418.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Certain corporate bonds, senior loans, residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	47

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $3,905,796,206)	$3,941,185,130

Affiliated issuers (identified cost $291,556,347)	291,556,347

Total investments (identified cost $4,197,352,553)	4,232,741,477

Cash	1,825

Foreign currency (identified cost $45,857)	43,690

Premiums paid on outstanding swap contracts	2,087,806

Receivable for:

Investments sold	42,056,197

Investments sold on a delayed delivery basis	28,836,510

Capital shares sold	20,627,178

Dividends	120,957

Interest	25,609,856

Reclaims	27,217

Variation margin	820,810

Prepaid expenses	20,550

Trustees’ deferred compensation plan	26,658

Other assets	2,663

Total assets	4,353,023,394

Liabilities

Unrealized depreciation on swap contracts	2,304,050

Premiums received on outstanding swap contracts	1,519,168

Payable for:

Investments purchased	33,574,712

Investments purchased on a delayed delivery basis	293,985,143

Capital shares purchased	10,811,608

Dividend distributions to shareholders	6,122,635

Variation margin	273,348

Investment management fees	45,152

Distribution and/or service fees	27,364

Transfer agent fees	165,323

Administration fees	6,500

Chief compliance officer expenses	375

Other expenses	166,329

Trustees’ deferred compensation plan	26,658

Total liabilities	349,028,365

Net assets applicable to outstanding capital stock	$4,003,995,029

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Assets and Liabilities (continued)

February 28, 2014 (Unaudited)

Represented by

Paid-in capital	$3,990,068,552

Undistributed net investment income	5,409,990

Accumulated net realized loss	(20,948,441)

Unrealized appreciation (depreciation) on:

Investments	35,388,924

Foreign currency translations	(2,167)

Futures contracts	(1,989,238)

Swap contracts	(3,932,591)

Total — representing net assets applicable to outstanding capital stock	$4,003,995,029

Class A

Net assets	$4,003,995,029

Shares outstanding	398,743,422

Net asset value per share	$10.04

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	49

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,094,334

Dividends — affiliated issuers	133,627

Interest	56,994,913

Total income	58,222,874

Expenses:

Investment management fees	8,394,367

Distribution and/or service fees

Class A	5,090,658

Transfer agent fees

Class A	1,239,468

Administration fees	1,205,118

Compensation of board members	62,473

Custodian fees	61,404

Printing and postage fees	119,714

Registration fees	56,595

Professional fees	78,248

Chief compliance officer expenses	925

Other	42,568

Total expenses	16,351,538

Net investment income	41,871,336

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(1,265,000)

Futures contracts	(7,210,533)

Swap contracts	(4,436,162)

Net realized loss	(12,911,695)

Net change in unrealized appreciation (depreciation) on:

Investments	98,773,789

Foreign currency translations	328

Futures contracts	(413,461)

Swap contracts	(3,777,732)

Net change in unrealized appreciation (depreciation)	94,582,924

Net realized and unrealized gain	81,671,229

Net increase in net assets resulting from operations	$123,542,565

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations

Net investment income	$41,871,336	$86,992,229

Net realized gain (loss)	(12,911,695)	24,037,185

Net change in unrealized appreciation (depreciation)	94,582,924	(152,979,202)

Net increase (decrease) in net assets resulting from operations	123,542,565	(41,949,788)

Distributions to shareholders

Net investment income

Class A	(39,652,805)	(83,044,907)

Net realized gains

Class A	(12,839,330)	(35,037,957)

Total distributions to shareholders	(52,492,135)	(118,082,864)

Increase (decrease) in net assets from capital stock activity	(80,933,578)	(567,132,438)

Total decrease in net assets	(9,883,148)	(727,165,090)

Net assets at beginning of period	4,013,878,177	4,741,043,267

Net assets at end of period	$4,003,995,029	$4,013,878,177

Undistributed net investment income	$5,409,990	$3,191,459

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	51

Active Portfolios® Multi-Manager Core Plus Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	61,612,269	612,643,451	165,549,020	1,691,295,213

Distributions reinvested	5,269,052	52,491,880	11,558,711	118,082,300

Redemptions	(74,948,748)	(746,068,909)	(233,454,259)	(2,376,509,951)

Net decrease	(8,067,427)	(80,933,578)	(56,346,528)	(567,132,438)

Total net decrease	(8,067,427)	(80,933,578)	(56,346,528)	(567,132,438)

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$9.87		$10.24	$10.00

Income from investment operations:

Net investment income	0.10		0.19	0.08

Net realized and unrealized gain (loss)	0.20		(0.30)	0.24

Total from investment operations	0.30		(0.11)	0.32

Less distributions to shareholders:

Net investment income	(0.10)		(0.19)	(0.08)

Net realized gains	(0.03)		(0.07)	—

Total distributions to shareholders	(0.13)		(0.26)	(0.08)

Net asset value, end of period	$10.04		$9.87	$10.24

Total return	3.03%		(1.16%)	3.17%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.79%	0.81	%(c)

Total net expenses(d)	0.80	%(c)	0.79%	0.81	%(c)

Net investment income	2.06	%(c)	1.88%	2.09	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,003,995		$4,013,878	$4,741,043

Portfolio turnover(e)	97%		213%	78%

Notes to Financial Highlights

(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 85% for the six months ended February 28, 2014 and 194% and 76% for the years ended August 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	53

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Core Plus Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

54	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master

Semiannual Report 2014	55

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

56	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities and to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Semiannual Report 2014	57

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2014:

Asset Derivatives
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(b) ($)
				Financial Instruments(a) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)
Over-the-Counter Swap Contracts(c)	715,604	—	715,604	413,673	—	92,791	209,140

Liability Derivatives
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(e) ($)
				Financial Instruments(d) ($)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Over-the-Counter Swap Contracts(c)	2,451,182	—	2,451,182	413,673	—	1,691,581	345,928
Centrally Cleared Swap Contracts(f)	8,070	—	8,070	—	—	8,070	—
Total	2,459,252	—	2,459,252	413,673	—	1,699,651	345,928

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Over-the-Counter Swap Contracts are presented at market value including periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

(f)	Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Premiums paid on outstanding swap contracts	2,087,806
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	126,427	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	434,908	*
Total		2,649,141

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	3,931,625	*

58	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Premiums received on outstanding swap contracts	1,519,168
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	24,685	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,525,888	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	966	*
Total		8,002,332

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(4,435,820)	(4,435,820)
Foreign exchange risk	(68,169)	—	(68,169)
Interest rate risk	(7,142,364)	(342)	(7,142,706)
Total	(7,210,533)	(4,436,162)	(11,646,695)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(3,776,766)	(3,776,766)
Foreign exchange risk	101,742	—	101,742
Interest rate risk	(515,203)	(966)	(516,169)
Total	(413,461)	(3,777,732)	(4,191,193)

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2014:

Derivative Instrument	Contracts Opened
Futures contracts	25,914
Swap contracts	2
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	192,540,000

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold

Semiannual Report 2014	59

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhanced defaults on its obligation.

Principal Only Securities

The Fund may invest in Principal Only Securities (POs). POs are stripped securities entitled to receive most, if not all, of the principal from the underlying obligation, but not the interest. The Fund may also invest in stripped mortgage-backed securities. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer or credit enhancer defaults on its obligation.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

60	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) each share the responsibility for the day-to-day portfolio management of the Fund with the Investment Manager. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.41% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Federated Investment Management Company and TCW Investment Management Company, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.06% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Semiannual Report 2014	61

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2014, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.06%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.84% of Class A shares’ average daily net assets.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $4,197,353,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$73,509,000
Unrealized depreciation	(38,121,000)
Net unrealized appreciation	$35,388,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31)

62	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $6,779,783 at August 31, 2013 as arising on September 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $3,872,140,094 and $3,973,671,006, respectively, for the six months ended February 28, 2014, of which $3,260,113,958 and $3,360,502,619, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of

Semiannual Report 2014	63

Active Portfolios® Multi-Manager Core Plus Bond Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

64	Semiannual Report 2014

Active Portfolios® Multi-Manager Core Plus Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	65

Active Portfolios® Multi-Manager Core Plus Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR101_08_D01_(04/14)

Semiannual Report February 28, 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

President’s Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season. Against this backdrop, the Federal Reserve’s (the Fed’s) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed’s decision to taper its bond-buying program gradually beginning in January 2014. As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period’s biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund) Class A shares returned 18.37% for the six-month period that ended February 28, 2014.

>	The Fund outperformed its benchmark, the Russell 2000 Index, which returned 17.75% during the same period.

Average Annual Total Returns (%) (for period ended February 28, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/20/12	18.37	34.42	25.02
Russell 2000 Index		17.75	31.56	24.78

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2014)
Anixter International, Inc.	1.1
CoStar Group, Inc.	0.9
SciQuest, Inc.	0.9
Acxiom Corp.	0.9
Tyler Technologies, Inc.	0.8
Raven Industries, Inc.	0.8
American Equity Investment Life Holding Co.	0.8
Old Dominion Freight Line, Inc.	0.8
Sun Hydraulics Corp.	0.8
FARO Technologies, Inc.	0.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2014)
Common Stocks	96.8
Consumer Discretionary	10.8
Consumer Staples	0.7
Energy	6.7
Financials	18.3
Health Care	14.0
Industrials	15.4
Information Technology	22.9
Materials	5.5
Telecommunication Services	0.2
Utilities	2.3
Money Market Funds	3.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Columbia Management Investment Advisers, LLC

Christian Stadlinger, Ph.D., CFA

Jarl Ginsberg,CFA

Conestoga Capital Advisors, LLC

Robert Mitchell

Joseph Monahan*

Dalton, Greiner, Hartman, Maher & Co., LLC

Bruce Geller, CFA

Jeffery Baker, CFA

Peter Gulli, CFA

Edward Turville, CFA (with REMS)

EAM Investors, LLC

Montie Weisenberger

*	Effective January 2014, Joseph Monahan of Conestoga Capital Advisors, LLC was named a Portfolio Manager for the Fund.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Active Portfolios® Multi-Manager Small Cap Equity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2013 – February 28, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,183.70	1,018.25	7.30	6.74	1.34

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset-based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

4	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.4%
Issuer	Shares	Value ($)
Consumer Discretionary 10.8%
Auto Components 1.5%

American Axle & Manufacturing Holdings, Inc.(a)	78,000	1,507,740

Dorman Products, Inc.(a)	66,450	3,828,849

Motorcar Parts of America, Inc.(a)	45,076	1,110,222

Tenneco, Inc.(a)	31,000	1,867,440

Tower International, Inc.(a)	74,500	1,913,160

Total		10,227,411

Automobiles 0.5%

Thor Industries, Inc.	65,908	3,691,507

Diversified Consumer Services 1.2%

Grand Canyon Education, Inc.(a)	100,220	4,750,428

LifeLock, Inc.(a)	65,354	1,301,198

Sotheby’s	20,567	966,855

Steiner Leisure Ltd.(a)	34,332	1,518,161

Total		8,536,642

Hotels, Restaurants & Leisure 1.1%

Del Frisco’s Restaurant Group, Inc.(a)	50,839	1,323,848

Domino’s Pizza, Inc.	13,331	1,053,949

Interval Leisure Group, Inc.	38,626	1,050,241

Intrawest Resorts Holdings, Inc.(a)	17,693	237,971

Jack in the Box, Inc.(a)	24,179	1,389,083

Sonic Corp.(a)	126,024	2,568,369

Total		7,623,461

Household Durables 1.0%

Helen of Troy Ltd.(a)	48,285	3,153,494

KB Home	80,000	1,632,000

La-Z-Boy, Inc.	31,978	816,718

Standard Pacific Corp.(a)	177,000	1,612,470

Total		7,214,682

Internet & Catalog Retail 0.2%

HomeAway, Inc.(a)	30,068	1,379,219

Leisure Equipment & Products 0.2%

Callaway Golf Co.	123,364	1,038,725

Media 2.1%

Carmike Cinemas, Inc.(a)	39,941	1,188,245

Cumulus Media, Inc. Class A(a)	142,073	931,999

Entravision Communications Corp., Class A	160,382	1,063,333

Gray Television, Inc.(a)	300,159	3,526,868

Live Nation Entertainment, Inc.(a)	53,227	1,207,720

MDC Partners, Inc., Class A	36,395	818,523

Morningstar, Inc.	22,700	1,899,082

Common Stocks (continued)
Issuer	Shares	Value ($)

Sinclair Broadcast Group, Inc., Class A	84,227	2,494,804

World Wrestling Entertainment, Inc., Class A	48,815	1,118,840

Total		14,249,414

Specialty Retail 2.4%

Ascena Retail Group, Inc.(a)	47,911	876,292

Cato Corp. (The), Class A	93,352	2,620,391

Chico’s FAS, Inc.	243,142	4,019,137

Finish Line, Inc., Class A (The)	97,337	2,630,046

Haverty Furniture Companies, Inc.	37,950	1,106,243

Hibbett Sports, Inc.(a)	51,650	2,961,094

Office Depot, Inc.(a)	228,650	1,127,244

Sonic Automotive, Inc., Class A	39,000	926,640

Wet Seal, Inc. (The), Class A(a)	195,000	370,500

Total		16,637,587

Textiles, Apparel & Luxury Goods 0.6%

G-III Apparel Group Ltd.(a)	16,256	1,129,629

Hanesbrands, Inc.	12,142	889,766

Movado Group, Inc.	23,431	922,478

Skechers U.S.A., Inc., Class A(a)	32,364	1,091,638

Total		4,033,511

Total Consumer Discretionary		74,632,159

Consumer Staples 0.7%
Food & Staples Retailing 0.3%

Andersons, Inc. (The)	1	27

Weis Markets, Inc.	45,311	2,285,487

Total		2,285,514

Personal Products 0.4%

Medifast, Inc.(a)	49,200	1,295,928

Nu Skin Enterprises, Inc., Class A	14,500	1,211,040

Total		2,506,968

Total Consumer Staples		4,792,482

Energy 6.7%
Energy Equipment & Services 3.0%

Basic Energy Services, Inc.(a)	74,660	1,780,641

C&J Energy Services, Inc.(a)	30,229	781,420

CARBO Ceramics, Inc.	26,075	3,234,604

Dril-Quip, Inc.(a)	11,972	1,287,708

Geospace Technologies Corp.(a)	51,100	3,922,947

Helix Energy Solutions Group, Inc.(a)	59,000	1,394,760

Hornbeck Offshore Services, Inc.(a)	19,000	812,440

Pioneer Energy Services Corp.(a)	235,982	2,690,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Precision Drilling Corp.	305,269	3,376,275

Tesco Corp.(a)	78,000	1,479,660

Total		20,760,650

Oil, Gas & Consumable Fuels 3.7%

Athlon Energy, Inc.(a)	47,000	1,746,520

Contango Oil & Gas Co.(a)	93,000	4,410,060

Delek U.S. Holdings, Inc.	44,000	1,221,440

Diamondback Energy, Inc.(a)	18,766	1,207,217

Gulfport Energy Corp.(a)	25,000	1,652,500

Matador Resources Co.(a)	137,725	3,341,208

Midstates Petroleum Co., Inc.(a)	42,678	188,210

Pacific Ethanol, Inc.(a)	100,488	1,373,671

PDC Energy, Inc.(a)	75,163	4,669,877

Rex Energy Corp.(a)	118,720	2,255,680

Sanchez Energy Corp.(a)	40,589	1,209,146

Stone Energy Corp.(a)	32,306	1,161,078

Targa Resources Corp.	12,758	1,234,464

Total		25,671,071

Total Energy		46,431,721

Financials 18.2%
Capital Markets 2.0%

Apollo Investment Corp.	92,011	787,614

Financial Engines, Inc.	17,288	976,945

GAMCO Investors, Inc., Class A	47,377	3,698,249

ICG Group, Inc.(a)	57,794	1,174,952

Medley Capital Corp.	117,918	1,655,569

Piper Jaffray Companies(a)	53,357	2,235,658

Westwood Holdings Group, Inc.	58,800	3,346,308

Total		13,875,295

Commercial Banks 6.3%

Associated Banc-Corp.	173,103	2,889,089

Community Bank System, Inc.	46,000	1,675,780

First Midwest Bancorp, Inc.	134,822	2,247,483

FirstMerit Corp.	75,000	1,557,000

Hancock Holding Co.	67,974	2,342,384

Independent Bank Corp.	44,000	1,618,760

National Penn Bancshares, Inc.	232,355	2,509,434

Old National Bancorp	192,684	2,703,356

PacWest Bancorp	26,933	1,168,892

PrivateBancorp, Inc.	46,000	1,327,560

Prosperity Bancshares, Inc.	30,000	1,899,300

Renasant Corp.	68,000	1,976,080

Sandy Spring Bancorp, Inc.	159,142	3,776,440

Common Stocks (continued)
Issuer	Shares	Value ($)

Sterling Bancorp	145,187	1,864,201

Susquehanna Bancshares, Inc.	128,000	1,400,320

Umpqua Holdings Corp.	97,928	1,740,181

Union First Market Bankshares Corp.	62,500	1,581,250

Webster Financial Corp.	73,543	2,277,627

WesBanco, Inc.	77,951	2,323,719

Western Alliance Bancorp(a)	76,000	1,760,160

Wilshire Bancorp, Inc.	144,900	1,470,735

Wintrust Financial Corp.	30,000	1,388,400

Total		43,498,151

Consumer Finance 0.2%

Green Dot Corp., Class A(a)	34,511	695,397

Portfolio Recovery Associates, Inc.(a)	19,648	1,065,511

Total		1,760,908

Diversified Financial Services 0.2%

PHH Corp.(a)	50,000	1,301,500

Insurance 3.0%

American Equity Investment Life Holding Co.	249,596	5,456,168

AMERISAFE, Inc.	47,000	2,046,380

Amtrust Financial Services, Inc.	51,500	1,946,700

Argo Group International Holdings Ltd.	32,643	1,440,862

CNO Financial Group, Inc.	91,000	1,661,660

Crawford & Co., Class B	7,609	64,448

eHealth, Inc.(a)	18,985	911,280

First American Financial Corp.	74,338	2,002,666

Hilltop Holdings, Inc.(a)	75,000	1,838,250

Maiden Holdings Ltd.	174,433	1,958,883

Symetra Financial Corp.	82,000	1,615,400

Total		20,942,697

Real Estate Investment Trusts (REITs) 4.9%

Altisource Residential Corp.	28,500	814,530

American Assets Trust, Inc.	52,000	1,719,640

BioMed Realty Trust, Inc.	130,530	2,699,360

Brandywine Realty Trust	74,000	1,084,100

Colony Financial, Inc.	114,383	2,582,768

Columbia Property Trust, Inc.	46,165	1,225,219

Cousins Properties, Inc.	250,450	2,892,698

CubeSmart	78,000	1,365,780

FelCor Lodging Trust, Inc.	127,919	1,114,175

First Industrial Realty Trust, Inc.	97,000	1,866,280

Geo Group, Inc. (The)	21,000	676,830

Glimcher Realty Trust	284,298	2,766,220

Hersha Hospitality Trust	445,684	2,504,744

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Highwoods Properties, Inc.	39,500	1,489,545

Kilroy Realty Corp.	25,000	1,438,000

LaSalle Hotel Properties	35,000	1,096,900

NorthStar Realty Finance Corp.	82,681	1,282,382

Pennsylvania Real Estate Investment Trust	44,000	825,440

PennyMac Mortgage Investment Trust	46,000	1,118,720

QTS Realty Trust Inc., Class A	45,758	1,169,574

Sun Communities, Inc.	58,187	2,680,093

Total		34,412,998

Thrifts & Mortgage Finance 1.6%

EverBank Financial Corp.	80,000	1,433,600

MGIC Investment Corp.(a)	118,000	1,057,280

Oritani Financial Corp.	68,734	1,076,375

Provident Financial Services, Inc.	146,165	2,712,822

Radian Group, Inc.	293,455	4,563,225

Total		10,843,302

Total Financials		126,634,851

Health Care 13.9%
Biotechnology 2.9%

ACADIA Pharmaceuticals, Inc.(a)	40,887	1,157,102

Alnylam Pharmaceuticals, Inc.(a)	10,289	835,878

Anacor Pharmaceuticals, Inc.(a)	62,520	1,187,880

Celldex Therapeutics, Inc.(a)	46,581	1,361,097

Cepheid, Inc.(a)	21,157	1,135,285

Chelsea Therapeutics International Ltd.(a)	181,738	1,037,724

Enanta Pharmaceuticals, Inc.(a)	30,351	1,118,131

Exelixis, Inc.(a)	163,508	1,154,367

Insmed, Inc.(a)	56,101	1,122,581

Intercept Pharmaceuticals, Inc.(a)	3,856	1,582,888

InterMune, Inc.(a)	37,969	1,140,589

Keryx Biopharmaceuticals, Inc.(a)	109,367	1,755,340

NewLink Genetics Corp.(a)	32,552	1,438,798

Novavax, Inc.(a)	232,941	1,490,822

NPS Pharmaceuticals, Inc.(a)	33,409	1,168,647

XOMA Corp.(a)	196,917	1,646,226

Total		20,333,355

Health Care Equipment & Supplies 4.2%

Abaxis, Inc.(a)	100,400	3,810,180

Align Technology, Inc.(a)	73,775	3,860,646

Cardiovascular Systems, Inc.(a)	36,994	1,294,790

CONMED Corp.	38,000	1,771,560

Common Stocks (continued)
Issuer	Shares	Value ($)

Cyberonics, Inc.(a)	15,797	1,081,621

DexCom, Inc.(a)	29,237	1,318,589

Globus Medical, Inc., Class A(a)	69,994	1,656,058

ICU Medical, Inc.(a)	17,340	1,003,292

Meridian Bioscience, Inc.	122,975	2,565,258

Merit Medical Systems, Inc.(a)	64,991	980,714

Neogen Corp.(a)	89,687	3,885,241

Rockwell Medical, Inc.(a)	88,317	1,120,743

Spectranetics Corp.(a)	45,769	1,371,239

Symmetry Medical, Inc.(a)	110,000	1,163,800

Unilife Corp.(a)	291,792	1,350,997

West Pharmaceutical Services, Inc.	25,417	1,158,507

Total		29,393,235

Health Care Providers & Services 2.6%

Acadia Healthcare Co., Inc.(a)	23,458	1,159,764

Air Methods Corp.(a)	21,414	1,156,784

Hanger, Inc.(a)	75,680	2,682,856

Healthways, Inc.(a)	77,000	1,151,920

Kindred Healthcare, Inc.	89,000	1,927,740

LHC Group, Inc.(a)	38,000	895,280

Mednax, Inc.(a)	17,677	1,075,115

National Research Corp., Class A(a)	117,600	2,058,000

National Research Corp., Class B	41,879	1,677,254

PharMerica Corp.(a)	59,200	1,426,720

Team Health Holdings, Inc.(a)	19,007	855,695

VCA Antech, Inc.(a)	61,000	1,889,170

Total		17,956,298

Health Care Technology 2.0%

HealthStream, Inc.(a)	126,700	3,651,494

MedAssets, Inc.(a)	51,000	1,238,790

Medidata Solutions, Inc.(a)	69,659	4,465,142

Omnicell, Inc.(a)	162,400	4,673,872

Total		14,029,298

Life Sciences Tools & Services 1.0%

Charles River Laboratories International, Inc.(a)	19,430	1,154,336

ICON PLC(a)	83,146	3,894,559

Techne Corp.	18,700	1,661,308

Total		6,710,203

Pharmaceuticals 1.2%

BioDelivery Sciences International, Inc.(a)	136,974	1,283,446

Horizon Pharma, Inc.(a)	106,962	1,307,076

Lannett Co., Inc.(a)	38,213	1,638,956

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Pacira Pharmaceuticals, Inc.(a)	18,872	1,476,545

Relypsa, Inc.(a)	31,313	1,235,611

TherapeuticsMD, Inc.(a)	166,174	1,141,615

Total		8,083,249

Total Health Care		96,505,638

Industrials 15.3%
Aerospace & Defense 1.2%

Aerovironment, Inc.(a)	44,275	1,383,151

Astronics Corp.(a)	19,185	1,283,477

Curtiss-Wright Corp.	17,783	1,212,089

Exelis, Inc.	54,815	1,119,871

Hexcel Corp.(a)	20,511	922,995

KEYW Holding Corp. (The)(a)	62,271	1,139,559

Orbital Sciences Corp.(a)	44,672	1,269,578

Total		8,330,720

Air Freight & Logistics 0.2%

XPO Logistics, Inc.(a)	35,666	1,121,339

Airlines 1.0%

Alaska Air Group, Inc.	13,000	1,126,320

American Airlines Group, Inc.(a)	51,000	1,883,430

Spirit Airlines, Inc.(a)	74,608	4,213,860

Total		7,223,610

Building Products 1.6%

AAON, Inc.	152,500	4,556,700

AO Smith Corp.	18,294	909,212

Simpson Manufacturing Co., Inc.	108,225	3,825,754

USG Corp.(a)	44,411	1,569,040

Total		10,860,706

Commercial Services & Supplies 1.3%

CECO Environmental Corp.	58,797	949,571

Deluxe Corp.	36,000	1,817,280

Rollins, Inc.	95,950	2,865,067

Steelcase, Inc., Class A	46,000	684,020

Unifirst Corp.	9,871	1,082,750

United Stationers, Inc.	33,500	1,428,105

Total		8,826,793

Construction & Engineering 1.3%

Dycom Industries, Inc.(a)	37,601	1,086,293

EMCOR Group, Inc.	104,750	4,900,205

MasTec, Inc.(a)	50,000	2,047,000

Primoris Services Corp.	34,499	1,078,784

Total		9,112,282

Common Stocks (continued)
Issuer	Shares	Value ($)

Electrical Equipment 0.8%

Acuity Brands, Inc.	10,322	1,455,918

Powell Industries, Inc.	18,144	1,236,151

Power Solutions International, Inc.(a)	16,547	1,226,133

PowerSecure International, Inc.(a)	60,468	1,374,437

Total		5,292,639

Industrial Conglomerates 0.8%

Raven Industries, Inc.	152,500	5,576,925

Machinery 3.9%

Barnes Group, Inc.	29,064	1,117,511

CIRCOR International, Inc.	11,886	850,562

Greenbrier Companies, Inc. (The)(a)	31,185	1,311,953

Hyster-Yale Materials Handling, Inc.	31,014	3,130,553

ITT Corp.	25,493	1,119,143

LB Foster Co., Class A	67,969	3,159,879

Middleby Corp. (The)(a)	4,877	1,446,323

Mueller Industries, Inc.	39,901	2,493,014

Proto Labs, Inc.(a)	58,974	4,594,075

Sun Hydraulics Corp.	121,100	5,122,530

Trinity Industries, Inc.	21,000	1,508,010

Wabash National Corp.(a)	96,000	1,296,960

Total		27,150,513

Professional Services 1.6%

Acacia Research Corp.	78,025	1,196,123

Advisory Board Co. (The)(a)	55,760	3,573,101

Korn/Ferry International(a)	104,652	2,657,114

Navigant Consulting, Inc.(a)	100,000	1,743,000

On Assignment, Inc.(a)	29,471	1,013,803

Wageworks, Inc.(a)	21,673	1,281,958

Total		11,465,099

Road & Rail 1.3%

Heartland Express, Inc.	100,760	2,053,489

Old Dominion Freight Line, Inc.(a)	98,790	5,259,579

Swift Transportation Co.(a)	74,000	1,802,640

Total		9,115,708

Trading Companies & Distributors 0.3%

H&E Equipment Services, Inc.(a)	35,248	1,153,315

United Rentals, Inc.(a)	14,000	1,236,760

Total		2,390,075

Total Industrials		106,466,409

Information Technology 22.8%
Communications Equipment 1.2%

Aruba Networks, Inc.(a)	52,500	1,076,775

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

CalAmp Corp.(a)	38,123	1,221,461

Calix, Inc.(a)	81,000	643,950

Ciena Corp.(a)	40,000	982,800

EchoStar Corp., Class A(a)	23,306	1,161,105

Finisar Corp.(a)	37,000	876,900

ShoreTel, Inc.(a)	141,125	1,240,489

Ubiquiti Networks, Inc.(a)	24,726	1,221,711

Total		8,425,191

Computers & Peripherals 0.6%

Electronics for Imaging, Inc.(a)	26,766	1,193,764

Stratasys Ltd.(a)	22,125	2,812,751

Total		4,006,515

Electronic Equipment, Instruments & Components 3.0%

Anixter International, Inc.	67,319	7,199,767

Belden, Inc.	16,276	1,173,988

Electro Scientific Industries, Inc.	127,475	1,202,089

FARO Technologies, Inc.(a)	88,875	5,113,867

FEI Co.	11,001	1,129,253

FLIR Systems, Inc.	32,899	1,123,172

Mesa Laboratories, Inc.	31,769	2,776,611

Rogers Corp.(a)	16,500	1,067,550

Total		20,786,297

Internet Software & Services 4.8%

Cornerstone OnDemand, Inc.(a)	18,344	1,070,923

CoStar Group, Inc.(a)	30,575	6,146,798

Dealertrack Technologies, Inc.(a)	24,419	1,320,335

Demandware, Inc.(a)	16,297	1,224,067

Endurance International Group Holdings, Inc.(a)	120,000	1,810,800

Global Eagle Entertainment, Inc.(a)	73,234	1,287,454

IntraLinks Holdings, Inc.(a)	100,595	1,167,908

NIC, Inc.	173,680	3,376,339

Saba Software, Inc.(a)	88,438	1,120,067

SciQuest, Inc.(a)	200,571	5,920,856

SPS Commerce, Inc.(a)	41,050	2,783,190

Stamps.com, Inc.(a)	82,900	2,916,422

Web.com Group, Inc.(a)	43,633	1,590,423

Yelp, Inc.(a)	17,035	1,608,445

Total		33,344,027

IT Services 1.8%

Acxiom Corp.(a)	155,162	5,776,681

Global Cash Access Holdings, Inc.(a)	150,000	1,260,000

Sykes Enterprises, Inc.(a)	154,585	3,042,233

Common Stocks (continued)
Issuer	Shares	Value ($)

Unisys Corp.(a)	76,314	2,611,465

Total		12,690,379

Semiconductors & Semiconductor Equipment 3.7%

Advanced Energy Industries, Inc.(a)	42,483	1,165,734

Entegris, Inc.(a)	94,867	1,143,147

Fairchild Semiconductor International, Inc.(a)	70,000	985,600

GT Advanced Technologies, Inc.(a)	102,926	1,474,930

Hittite Microwave Corp.	42,300	2,494,854

Integrated Device Technology, Inc.(a)	114,000	1,344,060

Integrated Silicon Solution(a)	80,000	974,400

IXYS Corp.	99,000	1,090,980

Kulicke & Soffa Industries, Inc.(a)	240,919	2,780,205

Lattice Semiconductor Corp.(a)	167,271	1,266,241

Micrel, Inc.	85,000	887,400

NVE Corp.(a)	27,050	1,526,432

Rudolph Technologies, Inc.(a)	73,000	837,310

SunEdison, Inc.(a)	189,265	3,474,905

Synaptics, Inc.(a)	26,439	1,719,593

Teradyne, Inc.(a)	76,072	1,542,740

Ultra Clean Holdings, Inc.(a)	87,193	1,147,460

Total		25,855,991

Software 7.7%

ACI Worldwide, Inc.(a)	73,500	4,412,205

Advent Software, Inc.	98,375	3,020,112

Aspen Technology, Inc.(a)	26,327	1,236,053

AVG Technologies NV(a)	88,485	1,657,324

Blackbaud, Inc.	100,850	3,158,622

Bottomline Technologies de, Inc.(a)	142,500	5,085,825

BroadSoft, Inc.(a)	44,000	1,320,440

Comverse, Inc.(a)	30,029	1,039,304

Envivio, Inc.(a)	86,000	310,460

EPIQ Systems, Inc.	74,749	1,059,941

Exa Corp.(a)	68,407	1,054,152

FleetMatics Group PLC(a)	85,000	3,140,750

Manhattan Associates, Inc.(a)	40,650	1,540,228

Mentor Graphics Corp.	112,633	2,437,378

Netscout Systems, Inc.(a)	83,942	3,188,117

NetSuite, Inc.(a)	9,500	1,093,355

Proofpoint, Inc.(a)	34,049	1,411,331

PROS Holdings, Inc.(a)	105,325	3,628,446

PTC, Inc.(a)	80,597	3,168,268

Splunk, Inc.(a)	14,144	1,311,856

Tableau Software, Inc.(a)	15,290	1,442,459

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Tyler Technologies, Inc.(a)	59,901	5,617,516

Ultimate Software Group, Inc. (The)(a)	6,158	1,022,228

Verint Systems, Inc.(a)	25,284	1,183,544

Total		53,539,914

Total Information Technology		158,648,314

Materials 5.5%
Chemicals 2.0%

A. Schulman, Inc.	59,770	2,077,008

Advanced Emissions Solutions, Inc.(a)	24,333	1,311,549

Balchem Corp.	73,250	3,699,857

Cytec Industries, Inc.	29,065	2,751,584

OM Group, Inc.	36,500	1,153,400

PolyOne Corp.	41,366	1,551,225

Taminco Corp.(a)	73,810	1,676,963

Total		14,221,586

Containers & Packaging 0.3%

Greif, Inc., Class A	38,051	1,904,833

Metals & Mining 1.4%

AK Steel Holding Corp.(a)	218,767	1,358,543

Constellium NV(a)	76,000	2,112,040

Kaiser Aluminum Corp.	30,949	2,184,690

Materion Corp.	39,427	1,166,645

Reliance Steel & Aluminum Co.	28,955	2,006,002

Worthington Industries, Inc.	30,000	1,195,800

Total		10,023,720

Paper & Forest Products 1.8%

Boise Cascade Co.(a)	45,171	1,336,610

Clearwater Paper Corp.(a)	46,364	2,960,341

KapStone Paper and Packaging Corp.(a)	100,769	3,203,447

Louisiana-Pacific Corp.(a)	83,000	1,559,570

Neenah Paper, Inc.	39,500	1,983,295

PH Glatfelter Co.	38,669	1,173,604

Total		12,216,867

Total Materials		38,367,006

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.2%
Wireless Telecommunication Services 0.2%

RingCentral, Inc., Class A(a)	54,759	1,185,532

Total Telecommunication Services		1,185,532

Utilities 2.3%
Electric Utilities 1.0%

Cleco Corp.	66,464	3,285,315

Portland General Electric Co.	70,231	2,233,346

UIL Holdings Corp.	42,000	1,626,240

Total		7,144,901

Gas Utilities 0.6%

New Jersey Resources Corp.	32,000	1,440,320

South Jersey Industries, Inc.	23,500	1,343,730

Southwest Gas Corp.	22,500	1,215,450

Total		3,999,500

Multi-Utilities 0.7%

Avista Corp.	63,000	1,864,800

Vectren Corp.	67,442	2,594,494

Total		4,459,294

Total Utilities		15,603,695

Total Common Stocks (Cost: $510,795,560)		669,267,807

Money Market Funds 3.2%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.098%(b)(c)	22,479,811	22,479,811

Total Money Market Funds (Cost: $22,479,811)		22,479,811

Total Investments (Cost: $533,275,371)		691,747,618

Other Assets & Liabilities, Net		2,892,250

Net Assets		694,639,868

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at February 28, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,216,439	110,984,187	(108,720,815)	22,479,811	8,988	22,479,811

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Active Portfolios® Multi-Manager Small Cap Equity Fund

Portfolio of Investments (continued)

February 28, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	74,632,159	—	—	74,632,159

Consumer Staples	4,792,482	—	—	4,792,482

Energy	46,431,721	—	—	46,431,721

Financials	126,634,851	—	—	126,634,851

Health Care	96,505,638	—	—	96,505,638

Industrials	106,466,409	—	—	106,466,409

Information Technology	158,648,314	—	—	158,648,314

Materials	38,367,006	—	—	38,367,006

Telecommunication Services	1,185,532	—	—	1,185,532

Utilities	15,603,695	—	—	15,603,695

Total Equity Securities	669,267,807	—	—	669,267,807

Mutual Funds

Money Market Funds	22,479,811	—	—	22,479,811

Total Mutual Funds	22,479,811	—	—	22,479,811

Total	691,747,618	—	—	691,747,618

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $510,795,560)	$669,267,807

Affiliated issuers (identified cost $22,479,811)	22,479,811

Total investments (identified cost $533,275,371)	691,747,618

Receivable for:

Investments sold	5,768,517

Capital shares sold	2,869,507

Dividends	478,038

Reclaims	7,122

Expense reimbursement due from Investment Manager	4,300

Prepaid expenses	2,639

Trustees’ deferred compensation plan	6,100

Other assets	4,624

Total assets	700,888,465

Liabilities

Payable for:

Investments purchased	4,415,259

Capital shares purchased	1,557,175

Investment management fees	16,278

Distribution and/or service fees	4,766

Transfer agent fees	149,593

Administration fees	1,498

Chief compliance officer expenses	54

Other expenses	97,874

Trustees’ deferred compensation plan	6,100

Total liabilities	6,248,597

Net assets applicable to outstanding capital stock	$694,639,868

Represented by

Paid-in capital	$510,780,992

Excess of distributions over net investment income	(1,015,313)

Accumulated net realized gain	26,401,942

Unrealized appreciation (depreciation) on:

Investments	158,472,247

Total — representing net assets applicable to outstanding capital stock	$694,639,868

Class A

Net assets	$694,639,868

Shares outstanding	49,036,068

Net asset value per share	$14.17

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Active Portfolios® Multi-Manager Small Cap Equity Fund

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,376,734

Dividends — affiliated issuers	8,988

Foreign taxes withheld	(10,598)

Total income	3,375,124

Expenses:

Investment management fees	2,803,353

Distribution and/or service fees

Class A	817,615

Transfer agent fees

Class A	1,079,954

Administration fees	257,750

Compensation of board members	15,979

Custodian fees	21,264

Printing and postage fees	86,387

Registration fees	24,685

Professional fees	19,299

Chief compliance officer expenses	132

Other	5,697

Total expenses	5,132,115

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(749,701)

Total net expenses	4,382,414

Net investment loss	(1,007,290)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	35,387,740

Net realized gain	35,387,740

Net change in unrealized appreciation (depreciation) on:

Investments	72,682,618

Net change in unrealized appreciation (depreciation)	72,682,618

Net realized and unrealized gain	108,070,358

Net increase in net assets resulting from operations	$107,063,068

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
Operations

Net investment income (loss)	$(1,007,290)	$1,460,996

Net realized gain	35,387,740	39,227,258

Net change in unrealized appreciation (depreciation)	72,682,618	78,045,287

Net increase in net assets resulting from operations	107,063,068	118,733,541

Distributions to shareholders

Net investment income

Class A	—	(2,318,639)

Net realized gains

Class A	(39,466,321)	—

Total distributions to shareholders	(39,466,321)	(2,318,639)

Increase (decrease) in net assets from capital stock activity	56,257,000	48,378,889

Total increase in net assets	123,853,747	164,793,791

Net assets at beginning of period	570,786,121	405,992,330

Net assets at end of period	$694,639,868	$570,786,121

Excess of distributions over net investment income	$(1,015,313)	$(8,023)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Active Portfolios® Multi-Manager Small Cap Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	8,454,709	116,398,820	18,174,886	207,600,076

Distributions reinvested	2,976,217	39,464,640	229,104	2,318,528

Redemptions	(7,223,902)	(99,606,460)	(13,881,945)	(161,539,715)

Net increase	4,207,024	56,257,000	4,522,045	48,378,889

Total net increase	4,207,024	56,257,000	4,522,045	48,378,889

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2014		Year Ended August 31,
Class A	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$12.73		$10.07	$10.00

Income from investment operations:

Net investment income (loss)	(0.02)		0.03	(0.01)

Net realized and unrealized gain	2.30		2.69	0.08	(b)

Total from investment operations	2.28		2.72	0.07

Less distributions to shareholders:

Net investment income	—		(0.06)	—

Net realized gains	(0.84)		—	—

Total distributions to shareholders	(0.84)		(0.06)	—

Net asset value, end of period	$14.17		$12.73	$10.07

Total return	18.37%		27.11%	0.70%

Ratios to average net assets(c)

Total gross expenses	1.57	%(d)	1.63%	1.77	%(d)

Total net expenses(e)	1.34	%(d)	1.34%	1.34	%(d)

Net investment income (loss)	(0.31	%)(d)	0.30%	(0.21	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$694,640		$570,786	$405,992

Portfolio turnover	34%		97%	26%

Notes to Financial Highlights

(a)	For the period from April 20, 2012 (commencement of operations) to August 31, 2012.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements

February 28, 2014 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital

18	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreement below) each share the responsibility for the day-to-day portfolio management of the Fund with the Investment Manager. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.90% to 0.80% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2014 was 0.86% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Conestega Capital Advisors, LLC (Contestega), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC, each of which subadvises a portion of the assets of the Fund. In addition, Real Estate Management Services Group provides advisory services with respect to REITs in DGHM’s sleeve of investments. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Semiannual Report 2014	19

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2014 was 0.08% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended February 28, 2014, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class A shares was 0.33%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 1.34% of Class A shares’ average daily net assets.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

20	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2014, the cost of investments for federal income tax purposes was approximately $533,275,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$163,542,000
Unrealized depreciation	(5,070,000)
Net unrealized appreciation	$158,472,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $226,908,679 and $216,087,890, respectively, for the six months ended February 28, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2014, one affiliated shareholder account owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended February 28, 2014.

Note 9. Significant Risks

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and

Semiannual Report 2014	21

Active Portfolios® Multi-Manager Small Cap Equity Fund

Notes to Financial Statements (continued)

February 28, 2014 (Unaudited)

ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

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Semiannual Report 2014	23

Active Portfolios® Multi-Manager Small Cap Equity Fund

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24	Semiannual Report 2014

Active Portfolios® Multi-Manager Small Cap Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Active Portfolios® Multi-Manager Small Cap Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR102_08_D01_(04/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2014